                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE
                POLARIS ADVANTAGE II VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 3, 2011

The following replaces the Free Look paragraph on page 4 of Highlights section and the second paragraph on page 12 of the Free Look section:

You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payments. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any Payment Enhancements. However, should there be any loss in of value associated with the Payment Enhancement if you cancel your contract during the Free Look period, we will bear that loss. We will return your original Purchase Payments if required by law.

We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances with the Securities and Exchange Commission ("SEC"). If and when we receive such an exemptive order, you will bear any loss on the value of the Payment Enhancement during the Free Look period. For more information, please see PAYMENT ENHANCEMENTS below.

The following replaces the last paragraph of the Payment Enhancement Recapture section on page 10 and is added as the first paragraph in that section:

We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under the circumstances outlined below with the Securities and Exchange Commission ("SEC"). You will not bear any loss on the value of the Payment Enhancement during the Free Look period and we will not recapture the Payment Enhancement outside of the Free Look Period until we receive such an exemptive order.

The following is added as the second to last paragraph on page 40 preceding the bolded paragraph in the Death Benefit section:

We have filed a pending application requesting the required exemptive relief with the Securities and Exchange Commission ("SEC") to permit the recapture of Payment Enhancements from the death benefit amount if death occurs during the first 12 months following the contract issue date as further described below. We will not recapture the Payment Enhancement if a death occurs in the first 12 months following the contract issue date until we receive such an exemptive order.

The following replaces the first sentence on page 43 under Contract Maintenance Fee of the Expenses section:

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary.

Dated:  October 5, 2011

               Please keep this Supplement with your Prospectus.

                              POLARIS Advantage II

                                   PROSPECTUS
                                 OCTOBER 3, 2011

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Incorporated
     Alliance Growth                                            AllianceBernstein L.P.
     American Funds Asset Allocation SAST                       Capital Research and Management
                                                                Company(1)
     American Funds Global Growth SAST                          Capital Research and Management
                                                                Company(1)
     American Funds Growth SAST                                 Capital Research and Management
                                                                Company(1)
     American Funds Growth-Income SAST                          Capital Research and Management
                                                                Company(1)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            BofA Advisors, LLC
     Corporate Bond                                             Federated Investment Management
                                                                Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                   SunAmerica Asset Management Corp.
     Emerging Markets                                           Putnam Investment Management, LLC
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(3)
     Fundamental Growth                                         Wells Capital Management Incorporated
     Global Bond                                                Goldman Sachs Asset Management
                                                                International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth                                                     Wellington Management Company, LLP
     Growth-Income                                              J.P. Morgan Investment Management Inc.
     Growth Opportunities                                       Invesco Advisers, Inc.
     High-Yield Bond                                            PineBridge Investments LLC
     International Diversified Equities                         Morgan Stanley Investment Management
                                                                Inc.
     International Growth and Income                            Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund, Series II     Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares    Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II  Invesco Advisers, Inc.
       Shares
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                Ibbotson Associates Advisors, LLC
     Managed Allocation Growth                                  Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate                                Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate Growth                         Ibbotson Associates Advisors, LLC
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                       Massachusetts Financial Services
                                                                Company
     MFS Total Return                                           Massachusetts Financial Services
                                                                Company
     Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
     Natural Resources                                          Wellington Management Company, LLP
     Real Estate                                                Davis Selected Advisers, L.P.
     Real Return                                                Wellington Management Company, LLP
     Small & Mid Cap Value                                      AllianceBernstein L.P.
     Small Company Value                                        Franklin Advisory Services, LLC
     Technology                                                 Columbia Management Investment
                                                                Advisers, LLC
     Telecom Utility                                            Massachusetts Financial Services
                                                                Company
     Total Return Bond                                          Pacific Investment Management Company
                                                                LLC

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

This variable annuity provides a Payment Enhancement. In exchange for Payment Enhancements credited to your contract, you are subject to higher fees and a higher, longer withdrawal charge schedule than other contracts we offer that do not include Payment Enhancements. Over time, the higher fees and withdrawal charges may more than offset the value of any Payment Enhancement.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 3, 2011. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      6
     Maximum Owner Transaction Expenses...............................      6
     Contract Maintenance Fee.........................................      6
     Separate Account Annual Expenses.................................      6
     Additional Optional Feature Fees.................................      6
          Optional SunAmerica Income Plus Fee.........................      6
          Optional SunAmerica Income Builder Fee......................      6
     Underlying Fund Expenses.........................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      8
THE POLARIS ADVANTAGE II VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY....................     10
     Allocation of Purchase Payments..................................     11
     Accumulation Units...............................................     12
     Free Look........................................................     12
     Exchange Offers..................................................     13
     Important Information for Military Servicemembers................     13
INVESTMENT OPTIONS....................................................     13
     Variable Portfolios..............................................     13
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................     14
          Anchor Series Trust.........................................     14
          Franklin Templeton Variable Insurance Products Trust........     14
          Lord Abbett Series Fund, Inc. ..............................     14
          Seasons Series Trust........................................     14
          SunAmerica Series Trust.....................................     14
     Substitution, Addition or Deletion of Variable Portfolios........     17
     Fixed Accounts...................................................     17
     Dollar Cost Averaging Fixed Accounts.............................     17
     Dollar Cost Averaging Program....................................     18
     Polaris Portfolio Allocator Program..............................     18
     50%-50% Combination Model Program................................     20
     Transfers During the Accumulation Phase..........................     21
     Automatic Asset Rebalancing Program..............................     24
     Voting Rights....................................................     24
ACCESS TO YOUR MONEY..................................................     24
     Free Withdrawal Amount...........................................     24
     Systematic Withdrawal Program....................................     26
     Nursing Home Waiver..............................................     26
     Minimum Contract Value...........................................     26
     Qualified Contract Owners........................................     26
OPTIONAL LIVING BENEFITS..............................................     26
     SunAmerica Income Plus and SunAmerica Income Builder.............     28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS............................................................     35
DEATH BENEFITS........................................................     38
     Beneficiary Continuation Programs................................     39
     Death Benefit Defined Terms......................................     39
     Death Benefit Options............................................     40
     Standard Death Benefit...........................................     40
     Optional Maximum Anniversary Value Death Benefit.................     40
     Spousal Continuation.............................................     41
EXPENSES..............................................................     41
     Separate Account Expenses........................................     42
     Withdrawal Charges...............................................     42
     Underlying Fund Expenses.........................................     42
     Contract Maintenance Fee.........................................     43
     Transfer Fee.....................................................     43
     Optional Living Benefit Fees.....................................     43
     Optional SunAmerica Income Plus and SunAmerica Income Builder
            Fee.......................................................     43
     Optional Maximum Anniversary Value Death Benefit Fee.............     43
     Premium Tax......................................................     43
     Income Taxes.....................................................     43
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................     44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............     44
ANNUITY INCOME OPTIONS................................................     45
     The Income Phase.................................................     45
     Annuity Income Options...........................................     46
     Fixed or Variable Annuity Income Payments........................     47
     Annuity Income Payments..........................................     47
     Transfers During the Income Phase................................     47
     Deferment of Payments............................................     47
TAXES.................................................................     47
     Annuity Contracts in General.....................................     48
     Tax Treatment of Distributions - Non-Qualified Contracts.........     48
     Tax Treatment of Distributions - Qualified Contracts.............     49
     Required Minimum Distributions...................................     50
     Tax Treatment of Death Benefits..................................     51
     Tax Treatment of Optional Living Benefits........................     51
     Contracts Owned by a Trust or Corporation........................     51
     Gifts, Pledges and/or Assignments of a Contract..................     51
     Diversification and Investor Control.............................     52
OTHER INFORMATION.....................................................     52
     The Distributor..................................................     52
     The Company......................................................     52
     The Separate Account.............................................     53
     The General Account..............................................     54
     Financial Statements.............................................     54
     Administration...................................................     54
     Legal Proceedings................................................     55
     Registration Statements..........................................     55
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............     55
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA
  INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.......................    B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES........................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    D-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, the first business day of the month following your 95th birthday. For contracts issued in New York only by First SunAmerica, the first business day of the month following your 90th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the SunAmerica Income Plus or SunAmerica Income Builder living benefit, in which we allocate 10% of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Advantage II Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. This variable annuity contract provides a Payment Enhancement that is invested in your contract as earnings. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payments. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any Payment Enhancements. We will return your original Purchase Payments if required by law. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application. PLEASE SEE PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which is currently waived for contracts of $75,000 or more. We also deduct separate account charges which equal 1.90% annually reducing to 1.30% after the 9th contract anniversary, of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Withdrawal charges no longer apply to a Purchase Payment that has been in the contract for nine complete years. Your contract provides for a free withdrawal amount each year. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you begin the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT INCLUDE PAYMENT ENHANCEMENTS. ELECTING AN OPTIONAL BENEFIT WILL RESULT IN HIGHER FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(2).................................  9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

                                               AFTER 9TH
                                   CONTRACT     CONTRACT
                                  YEARS 1-9   ANNIVERSARY
                                  ---------   -----------
Separate Account Charge.........     1.90%        1.30%
Optional Maximum Anniversary
  Value Death Benefit...........     0.25%        0.25%
                                     ----         ----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(4)...................     2.15%        1.55%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS FEE
(calculated as a percentage of the Income Base)(5)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


OPTIONAL SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2010)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(7)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.72%     1.82%


FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 9 years as follows:

YEARS SINCE PURCHASE PAYMENT RECEIPT:.........................   1    2    3    4    5    6    7    8    9   10+
                                                                 9%   9%   8%   8%   7%   6%   5%   4%   3%   0%


  PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

(4) If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

(5) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the Fee Table. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
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 One Covered Person                             0.60%      +/-0.25%
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 Two Covered Persons                            0.60%      +/-0.25%
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         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

(7) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.90% reducing to 1.30% for years 9 and 10 (the optional Maximum Anniversary Value death benefit 0.25%), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.82%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,436     $2,752     $3,923     $6,017


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $536      $1,852     $3,123     $6,017




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.90%, reducing to 1.30% for years 9 and 10, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,170     $1,729     $2,215     $2,858


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $270       $829      $1,415     $2,858


EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. The Expense Examples do not reflect a Payment Enhancement added to the investment amount.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples reflect the highest possible combination of charges.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, SALES IN THIS CONTRACT HAVE NOT YET BEGUN. THEREFORE, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.

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                    THE POLARIS ADVANTAGE II VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PAYMENT ENHANCEMENT

We credit a Payment Enhancement to each Purchase Payment you make to the contract in the first two contract years. We calculate the Payment Enhancement as a percentage of each Purchase Payment received, and credit it at the time we receive the Purchase Payment. The Payment Enhancement Rate we credit is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment. The initial Payment Enhancement Level is determined by the amount of the initial Purchase Payment. The Payment Enhancement Level for subsequent Purchase Payments is determined by adding the amount of the subsequent Purchase Payment to the contract value on the day we receive the Purchase Payment. If a higher Payment Enhancement Level is achieved by the sum of the contract value and the subsequent Purchase Payment, the Payment Enhancement Rate for that higher level is applicable to the subsequent Purchase Payment. If the subsequent Purchase Payment is received during the first 90 days after your contract is issued, please see 90 DAY WINDOW below. We reserve the right to allocate Payment Enhancements to the Cash Management Variable Portfolio during the free look period. PLEASE SEE FREE LOOK BELOW.

CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES

The Payment Enhancement Levels and Payment Enhancement Rate, applicable to Purchase Payments made in the first two contract years as of the date of this prospectus are:

------------------------------------------------------------------------
                                                               PAYMENT
                                                             ENHANCEMENT
 PAYMENT ENHANCEMENT LEVEL                                      RATE
------------------------------------------------------------------------
 Under $100,000                                                   4%
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 $100,000+                                                        6%
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The Payment Enhancement Rate currently being offered may be increased or decreased by us at any time for prospectively issued contracts. In addition, the 90 Day Window adjustment, described below, may be eliminated by us at any time.

90 DAY WINDOW

On the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If this total qualifies you for a higher Payment Enhancement Level, you will receive the corresponding Payment Enhancement Rate ("Look Back Adjustment"). We will add any applicable Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Look Back Adjustment. We will allocate any applicable Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution.

PAYMENT ENHANCEMENT RECAPTURE

The amount of any Payment Enhancement credited to your contract will be recaptured by the Company under the following circumstances:

(1) if you cancel your contract during the Free Look period, the amount returned to you will not include the amount of any Payment Enhancement; and/or

(2) When calculating the death benefit, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, if the Owner's date of death is within 12 months of a Payment Enhancement being credited to your contract. We will not deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, upon a spousal continuation if the original Owner's date of death is within 12 months of a Payment Enhancement being credited to the contract. However, if the Continuing Spouse's date of death is within 12 months of a Payment Enhancement being allocated to the contract, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, when calculating the death benefit payable to the Continuing Spouse's Beneficiary.

The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application. PLEASE SEE FREE LOOK AND DEATH BENEFITS BELOW.

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               PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $25,000              $500                $100
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   Non-Qualified          $25,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment before the first contract anniversary, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or First SunAmerica to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 81 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     For the purposes of this example, we will assume that the Purchase Payment is received after the free look period. We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio
     A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement. The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other underlying funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     Each Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target asset class allocation for each Managed Allocation Portfolio. Based on the target asset class allocations, Ibbotson determines a range and a target portfolio allocation in which each Managed Allocation Portfolio will invest in Underlying Funds of the Seasons Series Trust. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio requires adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary. Ibbotson may change the asset class allocation ranges and the percentage invested in any of the Underlying Funds from time to time.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each

     Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST   ASSET CLASS
----------------                                  -----------                                   ------  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST    STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST    STOCK
American Funds Asset Allocation SAST              Capital Research and Management Company       SAST    BALANCED
American Funds Global Growth SAST                 Capital Research and Management Company       SAST    STOCK
American Funds Growth SAST                        Capital Research and Management Company       SAST    STOCK
American Funds Growth-Income SAST                 Capital Research and Management Company       SAST    STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST    STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST     STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                   BofA Advisors, LLC                            SAST    CASH
Corporate Bond                                    Federated Investment Management Company       SAST    BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST    STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST    STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST    STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                     Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                   Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation  Franklin Templeton Services, LLC              FTVIPT  BALANCED
  Fund
Fundamental Growth                                Wells Capital Management Incorporated         SAST    STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST     BOND
Growth                                            Wellington Management Company, LLP            AST     STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST    STOCK
Growth Opportunities                              Invesco Advisers, Inc.                        SAST    STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST    BOND
International Diversified Equities                Morgan Stanley Investment Management Inc.     SAST    STOCK
International Growth and Income                   Putnam Investment Management, LLC             SAST    STOCK
Invesco Van Kampen V.I. Capital Growth Fund,      Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF    STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF    STOCK
Managed Allocation Balanced                       Ibbotson Associates Advisors, LLC             SST     BALANCED
Managed Allocation Growth                         Ibbotson Associates Advisors, LLC             SST     STOCK
Managed Allocation Moderate                       Ibbotson Associates Advisors, LLC             SST     BALANCED
Managed Allocation Moderate Growth                Ibbotson Associates Advisors, LLC             SST     BALANCED
Marsico Focused Growth                            Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST    STOCK
Natural Resources                                 Wellington Management Company, LLP            AST     STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST    STOCK
Real Return                                       Wellington Management Company, LLP            SST     BOND
Small & Mid Cap Value                             AllianceBernstein L.P.                        SAST    STOCK
Small Company Value                               Franklin Advisory Services, LLC               SAST    STOCK
Technology                                        Columbia Management Investment Advisers, LLC  SAST    STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST    BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model.

If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE OCTOBER 3, 2011)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. If you purchased your contract prior to October 3, 2011, any subsequent Purchase Payments will not be invested in the Polaris Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%- 50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the

Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a compliant Combination Model. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299,

Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard

U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the

Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. In addition, with election of SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account is not part of your variable allocations and cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW for a detailed discussion of the impact of Automatic Asset Rebalancing on the election and/or cancellation of a living benefit.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of*:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

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* If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as a penalty-free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no Payment Enhancements and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 8% is the applicable percentage) [B x C=$8,000]
    D=Your full contract value ($82,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

     - If you are interested in securing greater income and flexible guaranteed lifetime income now or in the near future, you may want to consider SunAmerica Income Plus.

     - If you are interested in securing guaranteed lifetime income later and would prefer to build assets and maximize future income potential, you may want to consider SunAmerica Income Builder.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Payment Enhancements, if any, and Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), Payment Enhancements, if any, or the Continuation Contribution, if applicable. However, Payment Enhancements, if any, and Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL

CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

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      FIRST CONTRACT YEAR                    SUBSEQUENT CONTRACT YEARS
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   100% of Purchase Payments     Purchase Payments received in contract years 2-5,
            received              capped at 200% of Purchase Payments received in
                                              the first contract year
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EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

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         OPTIONAL                                            INCOME
      LIVING BENEFIT        INCOME CREDIT              CREDIT AVAILABILITY
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  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
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  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
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INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero. You must choose between two income options at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday and the income option elected. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons, if applicable.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person(s)' 65th birthday.

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital
                                              Growth Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology

------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

We will initiate rebalancing of your Flexible Allocation in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions for your Flexible Allocation. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:

     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.

     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.

     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those

Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons of 5.5%.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest

Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced

     Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX
B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, higher Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
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                One Owner                          45                    80
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             Joint Owners(1)                       45                    80
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IF YOU ELECT TWO COVERED PERSONS:

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                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
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   NON-QUALIFIED:
   Joint Owners(1)           45               80               45               80
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   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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(1) Based on the age of the older Owner.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

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         CANCELLATION
       REQUEST RECEIVED                     CANCELLATION EFFECTIVE DATE
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           Years 1-5                       5th Benefit Year Anniversary
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            Years 5+             Benefit Quarter Anniversary following the receipt
                                            of the cancellation request
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Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or First SunAmerica to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

GUIDED LEGACY PROGRAM

Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").

Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

WHEN CALCULATING THE DEATH BENEFIT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND THE MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, IF THE OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO YOUR CONTRACT. WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit. However, if the Continuing Spouse is age 81 or older on the date of continuation, the Maximum Anniversary Value death benefit will automatically terminate.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution based on the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.90% of the average daily ending net asset value allocated to the Variable Portfolios for contract years 1-9 reducing to 1.30% after the 9th contract anniversary. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE SCHEDULE:


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 YEARS SINCE
 PURCHASE
PAYMENT
 RECEIPT           1      2      3      4      5      6      7      8      9     10+
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 WITHDRAWAL
 CHARGE            9%     9%     8%     8%     7%     6%     5%     4%     3%     0%
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PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $75,000 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
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 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
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 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
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* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.35% to 7.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             PAYMENTS IN CONNECTION
                        WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.35% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. If your contract is issued by SunAmerica Annuity, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. If your contract was issued by First SunAmerica in the state of New York, your Latest Annuity Date is defined as the later of the first business day of the month following your 90th birthday or 10 years after your contract issue date. For contracts issued by First SunAmerica, we will extend the Accumulation Phase to the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you

(or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its

Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter our obligations to you.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

First SunAmerica originally established FS Variable Separate Account under New York law on September 9, 1994.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's General Account include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity, First SunAmerica and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity, First SunAmerica and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and First SunAmerica.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  Company Financial Statements
  American International Group, Inc.
     Financial Information

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           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, whether optional living benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse's 86th birthday.

WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Optional Living Benefits, described above.

STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments including any Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments, including any Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLES

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

EXAMPLE 1:

Assume you elect SUNAMERICA INCOME BUILDER and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit ($8,000) on the 1st contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000). On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($108,000). Assume your Maximum Annual Withdrawal Percentage is 5.5%, then as of your 1st contract anniversary, you may take withdrawals of up to your $5,940 Maximum Annual Withdrawal Amount (5.5% of the Income Base) each year as long as your contract value is greater then zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $108,000, then your $4,320 Protected Income Payment (4% of the Income Base) is your guaranteed income each year as long as the Covered Person(s) is(are) alive once your contract value is reduced to zero due to reasons other than an Excess Withdrawal.

EXAMPLE 2: IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
           AND NO HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $230,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $333,000      $324,000      $300,000       $18,000       $19,440
----------------------------------------------------------------------------------
     3rd        $333,000      $342,000      $300,000       $18,000       $20,520
----------------------------------------------------------------------------------
     4th        $333,000      $360,000      $300,000       $18,000       $21,600
----------------------------------------------------------------------------------
     5th        $363,000      $409,800      $330,000       $19,800       $24,588
----------------------------------------------------------------------------------
     6th        $413,000      $429,600      $330,000       $19,800       $25,776
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that contract year plus the subsequent Eligible Purchase Payments made in Benefit Year 2, your new Income Base at the time of deposit equals $306,000 and Income Credit Base at the time of deposit equals $300,000. $30,000 of the $230,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds 200% of the Eligible Purchase Payment made in the 1st contract year. On your 2nd contract anniversary, your Income Credit is $18,000 and your Income Base equals $324,000. Your Income Base is not increased to the $333,000 contract value because the highest Anniversary Value is reduced for $30,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage is 6%, then your Maximum Annual Withdrawal Amount would be $19,440 if you were to start taking withdrawals after the 2nd contract anniversary. However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $390,000. On your 5th contract anniversary, your Income Credit Base is $330,000, Income Credit equals $19,800, and Income Base equals $409,800. Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. And your Income Base is $429,600. If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage remains at 6%, your Maximum Annual Withdrawal Amount would be $25,776. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $429,600, then your Protected Income Payment is 4% of the Income Base ($17,184).

EXAMPLE 3 - IMPACT OF HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $108,000      $100,000       $8,000        $5,940
----------------------------------------------------------------------------------
     2nd        $118,000      $118,000      $118,000        N/A*         $6,490
----------------------------------------------------------------------------------
     3rd        $107,000      $127,440      $118,000       $9,440        $7,009
----------------------------------------------------------------------------------
     4th        $110,000      $136,880      $118,000       $9,440        $7,528
----------------------------------------------------------------------------------
     5th        $150,000      $150,000      $150,000        N/A*         $8,250
----------------------------------------------------------------------------------
     6th        $145,000      $162,000      $150,000       $12,000       $8,910
----------------------------------------------------------------------------------


* The Income Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,910), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annul Withdrawal Amount ($4,020). Your contract value after the Maximum Annual Withdrawal Amount is withdrawn is $100,500. Your Income Base, Income Credit Base and Income Credit are reduced by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $155,520 and the Income Credit Base to $144,000. No Income Credit will be available on the 7th contract anniversary. If there are no withdrawals in year 7, your new Income Credit on the 8th contract anniversary is 8% of your new Income Credit Base ($11,520). Your new Maximum Annual Withdrawal Amount is $8,553.60. The Protected Income Payment is adjusted similarly.

EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $6,720
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $7,080
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $7,440
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $7,800
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $8,160
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $8,520
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $8,880
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $9,060
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $9,120
----------------------------------------------------------------------------------


On your 8th contract anniversary your Income Base is stepped-up to $148,000, and assume your Maximum Annual Withdrawal Percentage is 6%, your Maximum Annual Withdrawal Amount would be $8,880. But if you make a withdrawal of only $4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount, then your Net Income Credit Percentage for that year equals 3%. Therefore, your new Income Credit is 3% of your Income Credit Base ($3,000). Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000). Other withdrawals of less than the Maximum Annual Withdrawal Amount have similar impact. On your 10th contract anniversary, if your Maximum Annual Withdrawal Percentage is 6%, your new Maximum Annual Withdrawal Amount will be $9,120. Therefore, if you do not take any Excess Withdrawals, you may take up to $9,120 each year as long as your contract value is greater then zero. Your Protected Income Payment is $6,080.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Payment Enhancement       The minimum rate is 1%.                    Washington
 Rate
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limit                     later of one year after contract issue
                           or the Owner's 61st birthday.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Iowa
                           follows:                                   Kentucky
                           9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%, 0%     Minnesota
                                                                      Mississippi
                                                                      Ohio
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Oklahoma
                           follows:
                           8.5%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%,
                           3%, 2%, 0%
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         10% free withdrawal in a full surrender    Washington
                           and the Withdrawal Charge Schedule is as
                           follows: 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%,
                           1%, 0%
-------------------------------------------------------------------- ----------------

Please forward a copy (without charge) of the Polaris Advantage II Variable
  Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                              POLARIS Advantage II

                                   PROSPECTUS
                                 OCTOBER 3, 2011

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS:                                               MANAGED BY:
     Aggressive Growth                                          Wells Capital Management Incorporated
     Alliance Growth                                            AllianceBernstein L.P.
     American Funds Asset Allocation SAST                       Capital Research and Management
                                                                Company(1)
     American Funds Global Growth SAST                          Capital Research and Management
                                                                Company(1)
     American Funds Growth SAST                                 Capital Research and Management
                                                                Company(1)
     American Funds Growth-Income SAST                          Capital Research and Management
                                                                Company(1)
     Asset Allocation                                           Edge Asset Management, Inc.
     Balanced                                                   J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                           SunAmerica Asset Management Corp.
     Capital Appreciation                                       Wellington Management Company, LLP
     Capital Growth                                             OppenheimerFunds, Inc.
     Cash Management                                            BofA Advisors, LLC
     Corporate Bond                                             Federated Investment Management
                                                                Company
     Davis Venture Value                                        Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)                                   SunAmerica Asset Management Corp.
     Emerging Markets                                           Putnam Investment Management, LLC
     Equity Opportunities                                       OppenheimerFunds, Inc.
     Foreign Value                                              Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                            Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds Allocation Fund      Franklin Templeton Services, LLC(3)
     Fundamental Growth                                         Wells Capital Management Incorporated
     Global Bond                                                Goldman Sachs Asset Management
                                                                International
     Global Equities                                            J.P. Morgan Investment Management Inc.
     Government and Quality Bond                                Wellington Management Company, LLP
     Growth                                                     Wellington Management Company, LLP
     Growth-Income                                              J.P. Morgan Investment Management Inc.
     Growth Opportunities                                       Invesco Advisers, Inc.
     High-Yield Bond                                            PineBridge Investments LLC
     International Diversified Equities                         Morgan Stanley Investment Management
                                                                Inc.
     International Growth and Income                            Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund, Series II     Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II Shares    Invesco Advisers, Inc.
     Invesco Van Kampen V.I. Growth and Income Fund, Series II  Invesco Advisers, Inc.
       Shares
     Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
     Managed Allocation Balanced                                Ibbotson Associates Advisors, LLC
     Managed Allocation Growth                                  Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate                                Ibbotson Associates Advisors, LLC
     Managed Allocation Moderate Growth                         Ibbotson Associates Advisors, LLC
     Marsico Focused Growth                                     Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(2)                       Massachusetts Financial Services
                                                                Company
     MFS Total Return                                           Massachusetts Financial Services
                                                                Company
     Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.
     Natural Resources                                          Wellington Management Company, LLP
     Real Estate                                                Davis Selected Advisers, L.P.
     Real Return                                                Wellington Management Company, LLP
     Small & Mid Cap Value                                      AllianceBernstein L.P.
     Small Company Value                                        Franklin Advisory Services, LLC
     Technology                                                 Columbia Management Investment
                                                                Advisers, LLC
     Telecom Utility                                            Massachusetts Financial Services
                                                                Company
     Total Return Bond                                          Pacific Investment Management Company
                                                                LLC

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

This variable annuity provides a Payment Enhancement. In exchange for Payment Enhancements credited to your contract, you are subject to higher fees and a higher, longer withdrawal charge schedule than other contracts we offer that do not include Payment Enhancements. Over time, the higher fees and withdrawal charges may more than offset the value of any Payment Enhancement.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 3, 2011. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY..............................................................      3
HIGHLIGHTS............................................................      4
FEE TABLE.............................................................      6
     Maximum Owner Transaction Expenses...............................      6
     Contract Maintenance Fee.........................................      6
     Separate Account Annual Expenses.................................      6
     Additional Optional Feature Fees.................................      6
          Optional SunAmerica Income Plus Fee.........................      6
          Optional SunAmerica Income Builder Fee......................      6
     Underlying Fund Expenses.........................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..................................      8
THE POLARIS ADVANTAGE II VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY....................     10
     Allocation of Purchase Payments..................................     11
     Accumulation Units...............................................     12
     Free Look........................................................     12
     Exchange Offers..................................................     13
     Important Information for Military Servicemembers................     13
INVESTMENT OPTIONS....................................................     13
     Variable Portfolios..............................................     13
          AIM Variable Insurance Funds (Invesco Variable Insurance
                      Funds)..........................................     14
          Anchor Series Trust.........................................     14
          Franklin Templeton Variable Insurance Products Trust........     14
          Lord Abbett Series Fund, Inc. ..............................     14
          Seasons Series Trust........................................     14
          SunAmerica Series Trust.....................................     14
     Substitution, Addition or Deletion of Variable Portfolios........     17
     Fixed Accounts...................................................     17
     Dollar Cost Averaging Fixed Accounts.............................     17
     Dollar Cost Averaging Program....................................     18
     Polaris Portfolio Allocator Program..............................     18
     50%-50% Combination Model Program................................     20
     Transfers During the Accumulation Phase..........................     21
     Automatic Asset Rebalancing Program..............................     24
     Voting Rights....................................................     24
ACCESS TO YOUR MONEY..................................................     24
     Free Withdrawal Amount...........................................     24
     Systematic Withdrawal Program....................................     26
     Nursing Home Waiver..............................................     26
     Minimum Contract Value...........................................     26
     Qualified Contract Owners........................................     26
OPTIONAL LIVING BENEFITS..............................................     26
     SunAmerica Income Plus and SunAmerica Income Builder.............     28
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS............................................................     35
DEATH BENEFITS........................................................     38
     Beneficiary Continuation Programs................................     39
     Death Benefit Defined Terms......................................     39
     Death Benefit Options............................................     40
     Standard Death Benefit...........................................     40
     Optional Maximum Anniversary Value Death Benefit.................     40
     Spousal Continuation.............................................     41
EXPENSES..............................................................     41
     Separate Account Expenses........................................     42
     Withdrawal Charges...............................................     42
     Underlying Fund Expenses.........................................     42
     Contract Maintenance Fee.........................................     43
     Transfer Fee.....................................................     43
     Optional Living Benefit Fees.....................................     43
     Optional SunAmerica Income Plus and SunAmerica Income Builder
            Fee.......................................................     43
     Optional Maximum Anniversary Value Death Benefit Fee.............     43
     Premium Tax......................................................     43
     Income Taxes.....................................................     43
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited..................................................     44
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..............     44
ANNUITY INCOME OPTIONS................................................     45
     The Income Phase.................................................     45
     Annuity Income Options...........................................     46
     Fixed or Variable Annuity Income Payments........................     47
     Annuity Income Payments..........................................     47
     Transfers During the Income Phase................................     47
     Deferment of Payments............................................     47
TAXES.................................................................     47
     Annuity Contracts in General.....................................     48
     Tax Treatment of Distributions - Non-Qualified Contracts.........     48
     Tax Treatment of Distributions - Qualified Contracts.............     49
     Required Minimum Distributions...................................     50
     Tax Treatment of Death Benefits..................................     51
     Tax Treatment of Optional Living Benefits........................     51
     Contracts Owned by a Trust or Corporation........................     51
     Gifts, Pledges and/or Assignments of a Contract..................     51
     Diversification and Investor Control.............................     52
OTHER INFORMATION.....................................................     52
     The Distributor..................................................     52
     The Company......................................................     52
     The Separate Account.............................................     53
     The General Account..............................................     54
     Financial Statements.............................................     54
     Administration...................................................     54
     Legal Proceedings................................................     55
     Registration Statements..........................................     55
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..............     55
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION............    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA
  INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.......................    B-1
APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES........................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...........    D-1

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                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, the first business day of the month following your 95th birthday. For contracts issued in New York only by First SunAmerica, the first business day of the month following your 90th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the SunAmerica Income Plus or SunAmerica Income Builder living benefit, in which we allocate 10% of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
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The Polaris Advantage II Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. This variable annuity contract provides a Payment Enhancement that is invested in your contract as earnings. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payments. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any Payment Enhancements. We will return your original Purchase Payments if required by law. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application. PLEASE SEE PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which is currently waived for contracts of $75,000 or more. We also deduct separate account charges which equal 1.90% annually reducing to 1.30% after the 9th contract anniversary, of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Withdrawal charges no longer apply to a Purchase Payment that has been in the contract for nine complete years. Your contract provides for a free withdrawal amount each year. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are designed to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you begin the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT INCLUDE PAYMENT ENHANCEMENTS. ELECTING AN OPTIONAL BENEFIT WILL RESULT IN HIGHER FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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--------------------------------------------------------------------------------
                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES
(AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(2).................................  9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $50 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

                                               AFTER 9TH
                                   CONTRACT     CONTRACT
                                  YEARS 1-9   ANNIVERSARY
                                  ---------   -----------
Separate Account Charge.........     1.90%        1.30%
Optional Maximum Anniversary
  Value Death Benefit...........     0.25%        0.25%
                                     ----         ----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(4)...................     2.15%        1.55%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS FEE
(calculated as a percentage of the Income Base)(5)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


OPTIONAL SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(6)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2010)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(7)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.72%     1.82%


FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 9 years as follows:

YEARS SINCE PURCHASE PAYMENT RECEIPT:.........................   1    2    3    4    5    6    7    8    9   10+
                                                                 9%   9%   8%   8%   7%   6%   5%   4%   3%   0%


  PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

  Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

(3) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

(4) If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

(5) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.

(6) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the Fee Table. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

(7) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.90% reducing to 1.30% for years 9 and 10 (the optional Maximum Anniversary Value death benefit 0.25%), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.82%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,436     $2,752     $3,923     $6,017


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $536      $1,852     $3,123     $6,017




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.90%, reducing to 1.30% for years 9 and 10, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,170     $1,729     $2,215     $2,858


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $270       $829      $1,415     $2,858


EXPLANATION OF EXPENSE EXAMPLES

1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. The Expense Examples do not reflect a Payment Enhancement added to the investment amount.

5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

6. The Maximum Expense Examples reflect the highest possible combination of charges.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

AS OF THE DATE OF THIS PROSPECTUS, SALES IN THIS CONTRACT HAVE NOT YET BEGUN. THEREFORE, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.

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                    THE POLARIS ADVANTAGE II VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PAYMENT ENHANCEMENT

We credit a Payment Enhancement to each Purchase Payment you make to the contract in the first two contract years. We calculate the Payment Enhancement as a percentage of each Purchase Payment received, and credit it at the time we receive the Purchase Payment. The Payment Enhancement Rate we credit is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment. The initial Payment Enhancement Level is determined by the amount of the initial Purchase Payment. The Payment Enhancement Level for subsequent Purchase Payments is determined by adding the amount of the subsequent Purchase Payment to the contract value on the day we receive the Purchase Payment. If a higher Payment Enhancement Level is achieved by the sum of the contract value and the subsequent Purchase Payment, the Payment Enhancement Rate for that higher level is applicable to the subsequent Purchase Payment. If the subsequent Purchase Payment is received during the first 90 days after your contract is issued, please see 90 DAY WINDOW below. We reserve the right to allocate Payment Enhancements to the Cash Management Variable Portfolio during the free look period. PLEASE SEE FREE LOOK BELOW.

CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES

The Payment Enhancement Levels and Payment Enhancement Rate, applicable to Purchase Payments made in the first two contract years as of the date of this prospectus are:

------------------------------------------------------------------------
                                                               PAYMENT
                                                             ENHANCEMENT
 PAYMENT ENHANCEMENT LEVEL                                      RATE
------------------------------------------------------------------------
 Under $250,000                                                   4%
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 $250,000+                                                        6%
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The Payment Enhancement Rate currently being offered may be increased or decreased by us at any time for prospectively issued contracts. In addition, the 90 Day Window adjustment, described below, may be eliminated by us at any time.

90 DAY WINDOW

On the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If this total qualifies you for a higher Payment Enhancement Level, you will receive the corresponding Payment Enhancement Rate ("Look Back Adjustment"). We will add any applicable Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Look Back Adjustment. We will allocate any applicable Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution.

PAYMENT ENHANCEMENT RECAPTURE

The amount of any Payment Enhancement credited to your contract will be recaptured by the Company under the following circumstances:

(1) if you cancel your contract during the Free Look period, the amount returned to you will not include the amount of any Payment Enhancement; and/or

(2) When calculating the death benefit, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, if the Owner's date of death is within 12 months of a Payment Enhancement being credited to your contract. We will not deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, upon a spousal continuation if the original Owner's date of death is within 12 months of a Payment Enhancement being credited to the contract. However, if the Continuing Spouse's date of death is within 12 months of a Payment Enhancement being allocated to the contract, we will deduct the Payment Enhancement from the contract value or maximum anniversary value, if applicable, when calculating the death benefit payable to the Continuing Spouse's Beneficiary.

The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement. We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application. PLEASE SEE FREE LOOK AND DEATH BENEFITS BELOW.

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               PURCHASING A POLARIS ADVANTAGE II VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $25,000              $500                $100
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   Non-Qualified          $25,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment before the first contract anniversary, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or First SunAmerica to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 81 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     For the purposes of this example, we will assume that the Purchase Payment is received after the free look period. We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio
     A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement. The amount recaptured will equal the Payment Enhancement amount without adjustment up or down for investment performance. Therefore, you will receive any gain on the Payment Enhancement amount that is recaptured. But you will bear any loss since the amount that is recaptured will equal the amount of the Payment Enhancement We have filed a pending application requesting the required exemptive relief to permit the recapture of the Payment Enhancement under certain circumstances outlined below with the Securities and Exchange Commission ("SEC"). During the Free Look Period, we will only recapture the Payment Enhancement amount without adjustment up or down for investment performance. We will bear any loss on the value of the Payment Enhancement during the Free Look period until an exemptive order has been issued by the SEC approving the pending application.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Payment Enhancement.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. A Fund-of-Funds invests in other underlying funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     Each Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target asset class allocation for each Managed Allocation Portfolio. Based on the target asset class allocations, Ibbotson determines a range and a target portfolio allocation in which each Managed Allocation Portfolio will invest in Underlying Funds of the Seasons Series Trust. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio requires adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary. Ibbotson may change the asset class allocation ranges and the percentage invested in any of the Underlying Funds from time to time.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each

     Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST   ASSET CLASS
----------------                                  -----------                                   ------  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST    STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST    STOCK
American Funds Asset Allocation SAST              Capital Research and Management Company       SAST    BALANCED
American Funds Global Growth SAST                 Capital Research and Management Company       SAST    STOCK
American Funds Growth SAST                        Capital Research and Management Company       SAST    STOCK
American Funds Growth-Income SAST                 Capital Research and Management Company       SAST    STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST     BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST    BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST    STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST     STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST    STOCK
Cash Management                                   BofA Advisors, LLC                            SAST    CASH
Corporate Bond                                    Federated Investment Management Company       SAST    BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST    STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST    STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST    STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST    STOCK
Foreign Value                                     Templeton Investment Counsel, LLC             SAST    STOCK
Franklin Income Securities Fund                   Franklin Advisers, Inc.                       FTVIPT  BALANCED
Franklin Templeton VIP Founding Funds Allocation  Franklin Templeton Services, LLC              FTVIPT  BALANCED
  Fund
Fundamental Growth                                Wells Capital Management Incorporated         SAST    STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST    BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST    STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST     BOND
Growth                                            Wellington Management Company, LLP            AST     STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST    STOCK
Growth Opportunities                              Invesco Advisers, Inc.                        SAST    STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST    BOND
International Diversified Equities                Morgan Stanley Investment Management Inc.     SAST    STOCK
International Growth and Income                   Putnam Investment Management, LLC             SAST    STOCK
Invesco Van Kampen V.I. Capital Growth Fund,      Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF    STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF    STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF    STOCK
Managed Allocation Balanced                       Ibbotson Associates Advisors, LLC             SST     BALANCED
Managed Allocation Growth                         Ibbotson Associates Advisors, LLC             SST     STOCK
Managed Allocation Moderate                       Ibbotson Associates Advisors, LLC             SST     BALANCED
Managed Allocation Moderate Growth                Ibbotson Associates Advisors, LLC             SST     BALANCED
Marsico Focused Growth                            Marsico Capital Management, LLC               SAST    STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST    STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST    BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management, Inc.       SAST    STOCK
Natural Resources                                 Wellington Management Company, LLP            AST     STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST    STOCK
Real Return                                       Wellington Management Company, LLP            SST     BOND
Small & Mid Cap Value                             AllianceBernstein L.P.                        SAST    STOCK
Small Company Value                               Franklin Advisory Services, LLC               SAST    STOCK
Technology                                        Columbia Management Investment Advisers, LLC  SAST    STOCK
Telecom Utility                                   Massachusetts Financial Services Company      SAST    STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST    BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model.

If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE OCTOBER 3, 2011)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are reconfigured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. If you purchased your contract prior to October 3, 2011, any subsequent Purchase Payments will not be invested in the Polaris Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%- 50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by selecting a Combination Model on the investment option election form. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by sending a written request or calling our Annuity Service Center.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the

Variable Portfolios in the Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instruction and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives.

If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a compliant Combination Model. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299,

Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard

U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the

Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. In addition, with election of SunAmerica Income Plus or SunAmerica Income Builder, the amount of your investment allocated to the Secure Value Account is not part of your variable allocations and cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW for a detailed discussion of the impact of Automatic Asset Rebalancing on the election and/or cancellation of a living benefit.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of*:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

--------

* If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as a penalty-free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no Payment Enhancements and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 8% is the applicable percentage) [B x C=$8,000]
    D=Your full contract value ($82,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Below is a summary of the key features of the two optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

     - If you are interested in securing greater income and flexible guaranteed lifetime income now or in the near future, you may want to consider SunAmerica Income Plus.

     - If you are interested in securing guaranteed lifetime income later and would prefer to build assets and maximize future income potential, you may want to consider SunAmerica Income Builder.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Payment Enhancements, if any, and Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below), Payment Enhancements, if any, or the Continuation Contribution, if applicable. However, Payment Enhancements, if any, and Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL

CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

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      FIRST CONTRACT YEAR                    SUBSEQUENT CONTRACT YEARS
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   100% of Purchase Payments     Purchase Payments received in contract years 2-5,
            received              capped at 200% of Purchase Payments received in
                                              the first contract year
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EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

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         OPTIONAL                                            INCOME
      LIVING BENEFIT        INCOME CREDIT              CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------


INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero. You must choose between two income options at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday and the income option elected. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

SUNAMERICA INCOME PLUS

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                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


SUNAMERICA INCOME BUILDER

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                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons, if applicable.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person(s)' 65th birthday.

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment, Payment Enhancement, if any, and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

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---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. Capital
                                              Growth Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Growth
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology

------------------------------------------------------------------------------------


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

We will initiate rebalancing of your Flexible Allocation in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions for your Flexible Allocation. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:

     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.

     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.

     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those

Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons of 5.5%.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest

Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced

     Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX
B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, higher Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

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--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(1)           45               80               45               80
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive; the fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years, as described in ANNUITY INCOME OPTIONS below.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

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         CANCELLATION
       REQUEST RECEIVED                     CANCELLATION EFFECTIVE DATE
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           Years 1-5                       5th Benefit Year Anniversary
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            Years 5+             Benefit Quarter Anniversary following the receipt
                                            of the cancellation request
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Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE.

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                                 DEATH BENEFITS
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or First SunAmerica to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

GUIDED LEGACY PROGRAM

Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").

Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

WHEN CALCULATING THE DEATH BENEFIT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND THE MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, IF THE OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO YOUR CONTRACT. WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments including the Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit. However, if the Continuing Spouse is age 81 or older on the date of continuation, the Maximum Anniversary Value death benefit will automatically terminate.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution based on the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.90% of the average daily ending net asset value allocated to the Variable Portfolios for contract years 1-9 reducing to 1.30% after the 9th contract anniversary. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE SCHEDULE:


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 YEARS SINCE
 PURCHASE
PAYMENT
 RECEIPT           1      2      3      4      5      6      7      8      9     10+
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 WITHDRAWAL
 CHARGE            9%     9%     8%     8%     7%     6%     5%     4%     3%     0%
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PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of the Franklin Templeton Variable Insurance Products Trust and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $75,000 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be assessed as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
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 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
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* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.35% to 7.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             PAYMENTS IN CONNECTION
                        WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.35% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. If your contract is issued by SunAmerica Annuity, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. If your contract was issued by First SunAmerica in the state of New York, your Latest Annuity Date is defined as the later of the first business day of the month following your 90th birthday or 10 years after your contract issue date. For contracts issued by First SunAmerica, we will extend the Accumulation Phase to the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you

(or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its

Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functioned as a $2 billion commitment to provide funding that AIG would have the discretion and option to use). In the Recapitalization, the Treasury Department became a majority shareholder of AIG Common Stock. On May 27, 2011, AIG and the Treasury Department completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Treasury Department sold 200 million shares of AIG Common Stock. As a result, the Series G drawdown right was terminated, the Series G Preferred Stock was cancelled and the Treasury Department ownership was reduced from approximately 92 percent to approximately 77 percent of the AIG Common Stock outstanding after the completion of the offering. These transactions do not alter our obligations to you.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

First SunAmerica originally established FS Variable Separate Account under New York law on September 9, 1994.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's General Account include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity, First SunAmerica and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity, First SunAmerica and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity and First SunAmerica.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  Company Financial Statements
  American International Group, Inc.
     Financial Information

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           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, whether optional living benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is frequently used in describing the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The Company will not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations described below assume that no Purchase Payments are received on or after the Continuing Spouse's 86th birthday.

WE WILL NOT DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, UPON A SPOUSAL CONTINUATION IF THE ORIGINAL OWNER'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING CREDITED TO THE CONTRACT. HOWEVER, IF THE CONTINUING SPOUSE'S DATE OF DEATH IS WITHIN 12 MONTHS OF A PAYMENT ENHANCEMENT BEING ALLOCATED TO THE CONTRACT, WE WILL DEDUCT THE PAYMENT ENHANCEMENT FROM THE CONTRACT VALUE AND MAXIMUM ANNIVERSARY VALUE, IF APPLICABLE, WHEN CALCULATING THE DEATH BENEFIT PAYABLE TO THE CONTINUING SPOUSE'S BENEFICIARY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Optional Living Benefits, described above.

STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments including any Payment Enhancement, if applicable, received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments, including any Payment Enhancement, if applicable, received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
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The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

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                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
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 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
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 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
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* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX increases or decreases from the previous Benefit Quarter Anniversary, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

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                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
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     1st          24.82          N/A          1.10%        0.2750%
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     2nd          21.49          N/A          1.10%        0.2750%
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     3rd          24.16          N/A          1.10%        0.2750%
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     4th          19.44          N/A          1.10%        0.2750%
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     5th          16.88         0.94%         0.94%        0.2350%
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* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLES

The following examples demonstrate the operation of the SunAmerica Income Plus and SunAmerica Income Builder features:

EXAMPLE 1:

Assume you elect SUNAMERICA INCOME BUILDER and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit ($8,000) on the 1st contract anniversary is the Income Credit Percentage (8%) multiplied by the Income Credit Base ($100,000). On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($108,000). Assume your Maximum Annual Withdrawal Percentage is 5.5%, then as of your 1st contract anniversary, you may take withdrawals of up to your $5,940 Maximum Annual Withdrawal Amount (5.5% of the Income Base) each year as long as your contract value is greater then zero and you do not take any Excess Withdrawals. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $108,000, then your $4,320 Protected Income Payment (4% of the Income Base) is your guaranteed income each year as long as the Covered Person(s) is(are) alive once your contract value is reduced to zero due to reasons other than an Excess Withdrawal.

EXAMPLE 2: IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
           AND NO HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $230,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $333,000      $324,000      $300,000       $18,000       $19,440
----------------------------------------------------------------------------------
     3rd        $333,000      $342,000      $300,000       $18,000       $20,520
----------------------------------------------------------------------------------
     4th        $333,000      $360,000      $300,000       $18,000       $21,600
----------------------------------------------------------------------------------
     5th        $363,000      $409,800      $330,000       $19,800       $24,588
----------------------------------------------------------------------------------
     6th        $413,000      $429,600      $330,000       $19,800       $25,776
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that contract year plus the subsequent Eligible Purchase Payments made in Benefit Year 2, your new Income Base at the time of deposit equals $306,000 and Income Credit Base at the time of deposit equals $300,000. $30,000 of the $230,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds 200% of the Eligible Purchase Payment made in the 1st contract year. On your 2nd contract anniversary, your Income Credit is $18,000 and your Income Base equals $324,000. Your Income Base is not increased to the $333,000 contract value because the highest Anniversary Value is reduced for $30,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage is 6%, then your Maximum Annual Withdrawal Amount would be $19,440 if you were to start taking withdrawals after the 2nd contract anniversary. However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $390,000. On your 5th contract anniversary, your Income Credit Base is $330,000, Income Credit equals $19,800, and Income Base equals $409,800. Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. And your Income Base is $429,600. If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage remains at 6%, your Maximum Annual Withdrawal Amount would be $25,776. Assume your Protected Income Payment Percentage is 4% and your Income Base at the time your contract value is reduced to zero remains at $429,600, then your Protected Income Payment is 4% of the Income Base ($17,184).

EXAMPLE 3 - IMPACT OF HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $108,000      $100,000       $8,000        $5,940
----------------------------------------------------------------------------------
     2nd        $118,000      $118,000      $118,000        N/A*         $6,490
----------------------------------------------------------------------------------
     3rd        $107,000      $127,440      $118,000       $9,440        $7,009
----------------------------------------------------------------------------------
     4th        $110,000      $136,880      $118,000       $9,440        $7,528
----------------------------------------------------------------------------------
     5th        $150,000      $150,000      $150,000        N/A*         $8,250
----------------------------------------------------------------------------------
     6th        $145,000      $162,000      $150,000       $12,000       $8,910
----------------------------------------------------------------------------------


* The Income Base calculated based on the highest Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT

Assume you elect SUNAMERICA INCOME BUILDER, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $109,410 and you make a withdrawal of $12,930. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,910), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annul Withdrawal Amount ($4,020). Your contract value after the Maximum Annual Withdrawal Amount is withdrawn is $100,500. Your Income Base, Income Credit Base and Income Credit are reduced by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $155,520 and the Income Credit Base to $144,000. No Income Credit will be available on the 7th contract anniversary. If there are no withdrawals in year 7, your new Income Credit on the 8th contract anniversary is 8% of your new Income Credit Base ($11,520). Your new Maximum Annual Withdrawal Amount is $8,553.60. The Protected Income Payment is adjusted similarly.

EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT HIGHEST ANNIVERSARY VALUES

Assume you elect SUNAMERICA INCOME PLUS and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
   CONTRACT     CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $6,360
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $6,720
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $7,080
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $7,440
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $7,800
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $8,160
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $8,520
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $8,880
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $9,060
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $9,120
----------------------------------------------------------------------------------


On your 8th contract anniversary your Income Base is stepped-up to $148,000, and assume your Maximum Annual Withdrawal Percentage is 6%, your Maximum Annual Withdrawal Amount would be $8,880. But if you make a withdrawal of only $4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount, then your Net Income Credit Percentage for that year equals 3%. Therefore, your new Income Credit is 3% of your Income Credit Base ($3,000). Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000). Other withdrawals of less than the Maximum Annual Withdrawal Amount have similar impact. On your 10th contract anniversary, if your Maximum Annual Withdrawal Percentage is 6%, your new Maximum Annual Withdrawal Amount will be $9,120. Therefore, if you do not take any Excess Withdrawals, you may take up to $9,120 each year as long as your contract value is greater then zero. Your Protected Income Payment is $6,080.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      New York
                           Variable Portfolios only.                  Oregon
                                                                      Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Annuity Date              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Annuity Date              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Payment Enhancement       The minimum rate is 1%.                    Washington
 Rate
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Purchase Payment Age      The Purchase Payment Age Limit is the      Washington
 Limit                     later of one year after contract issue
                           or the Owner's 61st birthday.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder                                                              Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Iowa
                           follows:                                   Kentucky
                           9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%, 0%     Minnesota
                                                                      Mississippi
                                                                      Ohio
                                                                      Texas
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         The Withdrawal Charge Schedule is as       Oklahoma
                           follows:
                           8.5%, 8%, 7.5%, 6.5%, 5.5%, 4.5%, 4%,
                           3%, 2%, 0%
-------------------------------------------------------------------- ----------------
 Withdrawal Charge         10% free withdrawal in a full surrender    Washington
                           and the Withdrawal Charge Schedule is as
                           follows: 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%,
                           1%, 0%
-------------------------------------------------------------------- ----------------

Please forward a copy (without charge) of the Polaris Advantage II Variable
  Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                     POLARIS ADVANTAGE II VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated October 3, 2011, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                October 3, 2011

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments..........................................   10

Annuity Unit Values..............................................   10

Taxes............................................................   13

Broker-Dealer Firms Receiving Revenue Sharing Payments...........   23

Distribution of Contracts........................................   24

Financial Statements

   Separate Account Financial Statements.........................   24

   SunAmerica Annuity and Life Assurance Company
      Financial Statements.......................................   24

   American International Group, Inc. Financial Information......   24

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance (the "Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by insurance charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp.

("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and
     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")
          -------------------------------------------------------------

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

        Effective Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years
        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)


The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODEL PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date (on or about May 1). The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------


INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity Income Payment date is $13.327695.


     P's first variable annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity income payments factors for each $1,000 of applied contract value, P's first variable annuity Income Payment is determined by multiplying the factor of $5.21 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $5.21 x ($116,412.31/$1,000) = $606.51


     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:


              Annuity Units = $606.51/$13.256932 = 45.750404


     P's second variable annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:


              Second Payment = 45.750404 x $13.327695 = $609.75


     The third and subsequent variable annuity Income Payments are computed in a manner similar to the second variable annuity Income Payment.

     Note that the amount of the first variable annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity Income Payments.

                                     TAXES
                                     -----

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2011 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2011 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2011 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2011 of less than $90,000, your contribution may be fully deductible; if your income is between $90,000 and $110,000, your contribution may be partially deductible and if your income is $110,000 or more, your contribution may not be deductible. If you are single and your income in 2011 is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2011 is between $169,000 and $179,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2011 is less than:
$169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $107,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2010, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


SEPARATE ACCOUNT FINANCIAL STATEMENTS

The following financial statements of Variable Separate Account are included in this Statement of Additional Information:

-   Report of Independent Registered Public Accounting Firm
-   Statement of Assets and Liabilities as of December 31, 2010
-   Schedule of Portfolio Investments as of December 31, 2010
- Statement of Operations for the year ended December 31, 2010, except as indicated
- Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated
-   Notes to Financial Statements

SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY FINANCIAL STATEMENTS

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:

-   Report of Independent Registered Public Accounting Firm
-   Consolidated Balance Sheets as of December 31, 2010 and 2009 (restated)
- Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
-   Consolidated Statements of Shareholder's Equity for the years ended
    December 31, 2010, 2009 (restated) and 2008 (restated)
- Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
-   Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

            AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION
            --------------------------------------------------------

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


American International Group, Inc. does not underwrite any insurance policy referenced herein.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2010 AND 2009

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ........................................   1
Statement of Assets and Liabilities, December 31, 2010 .........................................   2
Schedule of Portfolio Investments, December 31, 2010 ...........................................  32
Statement of Operations, for the year ended December 31, 2010, except as indicated .............  34
Statement of Changes in Net Assets, for the year ended December 31, 2010, except as indicated ..  52
Statement of Changes in Net Assets, for the year ended December 31, 2009 .......................  70
Notes to Financial Statements ..................................................................  88

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2010, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                        Capital     Government and
                                  Asset Allocation   Appreciation    Quality Bond                       Natural Resources
                                      Portfolio        Portfolio       Portfolio     Growth Portfolio      Portfolio
                                      (Class 1)        (Class 1)       (Class 1)         (Class 1)          (Class 1)
                                  ----------------   ------------   --------------   ----------------   -----------------
Assets:
  Investments in Trusts, at net
    asset value                     $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923

Liabilities:                                  --               --              --                --                  --
                                    ------------     ------------    ------------      ------------        ------------

Net assets:                         $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923
                                    ============     ============    ============      ============        ============

  Accumulation units                $146,525,624     $338,522,363    $152,557,610      $110,401,313        $ 91,612,192

  Contracts in payout
    (annuitization) period             1,521,379        1,291,311         920,699           571,430             262,731
                                    ------------     ------------    ------------      ------------        ------------

       Total net assets             $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923
                                    ============     ============    ============      ============        ============

Accumulation units outstanding         5,350,434        6,597,464       7,751,361         3,315,995           1,557,073
                                    ============     ============    ============      ============        ============

                                                         Capital    Government and
                                  Asset Allocation    Appreciation   Quality Bond                       Natural Resources
                                      Portfolio         Portfolio      Portfolio    Growth Portfolio        Portfolio
                                      (Class 2)         (Class 2)      (Class 2)        (Class 2)           (Class 2)
                                  ----------------    ------------   ------------   ----------------    -----------------
Assets:
  Investments in Trusts, at net
    asset value                      $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924

Liabilities:                                  --               --              --                --                  --
                                     -----------      -----------     -----------       -----------         -----------

Net assets:                          $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924
                                     ===========      ===========     ===========       ===========         ===========

  Accumulation units                 $12,028,750      $66,938,225     $70,781,041       $35,082,203         $20,577,924

  Contracts in payout
    (annuitization) period                40,096          121,090          58,975            22,097                  --
                                     -----------      -----------     -----------       -----------         -----------

       Total net assets              $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924
                                     ===========      ===========     ===========       ===========         ===========

Accumulation units outstanding           445,415        1,297,490       3,615,043         1,065,457             354,974
                                     ===========      ===========     ===========       ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                        Capital      Government and
                                  Asset Allocation   Appreciation     Quality Bond                       Natural Resources
                                     Portfolio         Portfolio        Portfolio     Growth Portfolio       Portfolio
                                     (Class 3)         (Class 3)        (Class 3)         (Class 3)          (Class 3)
                                  ----------------   ------------    --------------   ----------------   -----------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099

Liabilities:                                  --               --               --                --                  --
                                    ------------     ------------     ------------      ------------        ------------

Net assets:                         $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099
                                    ============     ============     ============      ============        ============

  Accumulation units                $ 25,958,565     $399,493,265     $614,476,714      $139,395,777        $157,493,252

  Contracts in payout
    (annuitization) period               152,479           68,074          158,401            42,416              22,847
                                    ------------     ------------     ------------      ------------        ------------

       Total net assets             $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099
                                    ============     ============     ============      ============        ============

Accumulation units outstanding         1,089,320        9,407,507       33,724,258         4,614,824           3,317,100
                                    ============     ============     ============      ============        ============

                                  Aggressive Growth   Alliance Growth                        Blue Chip Growth   Capital Growth
                                      Portfolio          Portfolio      Balanced Portfolio       Portfolio         Portfolio
                                      (Class 1)          (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                  -----------------   ---------------   ------------------   ----------------   --------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604

Liabilities:                                  --                 --                  --                  --                --
                                    ------------       ------------        ------------        ------------      ------------

Net assets:                         $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604
                                    ============       ============        ============        ============      ============

  Accumulation units                $ 31,174,785       $193,023,523        $ 52,433,949        $  7,434,318      $  6,895,350

  Contracts in payout
    (annuitization) period               345,832          1,204,035             362,034              19,652            16,254
                                    ------------       ------------        ------------        ------------      ------------

       Total net assets             $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604
                                    ============       ============        ============        ============      ============

Accumulation units outstanding         2,381,289          5,945,122           3,220,885           1,151,423           921,727
                                    ============       ============        ============        ============      ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Cash Management   Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                     Portfolio        Portfolio      Value Portfolio   Street Portfolio      Portfolio
                                     (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                  ---------------   --------------   ---------------   ----------------   ----------------
Assets:
  Investments in Trusts, at net
    asset value                    $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496

Liabilities:                                 --                --               --                 --                 --
                                   ------------      ------------     ------------       ------------       ------------

Net assets:                        $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496
                                   ============      ============     ============       ============       ============

  Accumulation units               $ 82,530,842      $116,804,406     $512,561,385       $ 20,717,592       $ 70,435,544

  Contracts in payout
    (annuitization) period              547,258         1,013,445        3,631,299            195,311            127,952
                                   ------------      ------------     ------------       ------------       ------------

       Total net assets            $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496
                                   ============      ============     ============       ============       ============

Accumulation units outstanding        6,259,934         4,937,540       14,479,135          1,685,553          3,029,609
                                   ============      ============     ============       ============       ============

                                      Equity                                                            Growth
                                  Opportunities      Fundamental     Global Bond   Global Equities   Opportunities
                                    Portfolio     Growth Portfolio    Portfolio       Portfolio        Portfolio
                                    (Class 1)        (Class 1)        (Class 1)       (Class 1)        (Class 1)
                                  -------------   ----------------   -----------   ---------------   -------------
Assets:
  Investments in Trusts, at net
    asset value                    $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208

Liabilities:                                --               --               --              --               --
                                   -----------      -----------      -----------     -----------      -----------

Net assets:                        $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208
                                   ===========      ===========      ===========     ===========      ===========

  Accumulation units               $35,214,394      $49,875,640      $54,887,817     $65,419,136      $12,479,609

  Contracts in payout
    (annuitization) period             355,380          328,717          222,622         263,637           43,599
                                   -----------      -----------      -----------     -----------      -----------

       Total net assets            $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208
                                   ===========      ===========      ===========     ===========      ===========

Accumulation units outstanding       1,903,762        2,791,218        2,435,976       3,105,351        2,049,362
                                   ===========      ===========      ===========     ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                      International        International
                                  Growth-Income   High-Yield Bond      Diversified       Growth and Income   Marsico Focused
                                    Portfolio        Portfolio      Equities Portfolio        Portfolio      Growth Portfolio
                                    (Class 1)        (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                  -------------   ---------------   ------------------   -----------------   ----------------
Assets:
  Investments in Trusts, at net
    asset value                   $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173

Liabilities:                                --               --                  --                  --                  --
                                  ------------     ------------        ------------        ------------        ------------

Net assets:                       $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173
                                  ============     ============        ============        ============        ============

  Accumulation units              $148,386,345     $ 86,264,267        $ 57,205,997        $ 62,032,851        $ 17,260,293

  Contracts in payout
    (annuitization) period           1,653,015          428,767             446,240             400,849              24,880
                                  ------------     ------------        ------------        ------------        ------------

       Total net assets           $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173
                                  ============     ============        ============        ============        ============

Accumulation units outstanding       5,628,193        3,907,227           4,302,496           4,460,288           1,461,419
                                  ============     ============        ============        ============        ============

                                        MFS
                                   Massachusetts
                                  Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                     Portfolio          Portfolio         Portfolio       Portfolio       Portfolio
                                     (Class 1)          (Class 1)         (Class 1)       (Class 1)       (Class 1)
                                  ---------------   ----------------   --------------   -------------   ------------
Assets:
  Investments in Trusts, at net
    asset value                    $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754

Liabilities:                                 --                 --                --              --              --
                                   ------------       ------------      ------------    ------------    ------------

Net assets:                        $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754
                                   ============       ============      ============    ============    ============

  Accumulation units               $ 60,085,520       $185,053,071      $ 45,472,216    $ 36,024,296    $ 11,945,838

  Contracts in payout
    (annuitization) period              253,801            786,488           230,860         201,096          49,916
                                   ------------       ------------      ------------    ------------    ------------

       Total net assets            $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754
                                   ============       ============      ============    ============    ============

Accumulation units outstanding        2,611,728          6,704,504         3,809,894       1,630,893       4,925,859
                                   ============       ============      ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Telecom Utility   Total Return Bond   Aggressive Growth   Alliance Growth
                                     Portfolio          Portfolio           Portfolio          Portfolio      Balanced Portfolio
                                     (Class 1)          (Class 1)           (Class 2)          (Class 2)           (Class 2)
                                  ---------------   -----------------   -----------------   ---------------   ------------------
Assets:
  Investments in Trusts, at net
    asset value                     $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636

Liabilities:                                 --                 --                  --                 --                 --
                                    -----------        -----------         -----------        -----------        -----------

Net assets:                         $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636
                                    ===========        ===========         ===========        ===========        ===========

  Accumulation units                $16,733,212        $73,162,786         $ 4,130,868        $28,512,123        $ 9,466,636

    Contracts in payout
      (annuitization) period            224,090            209,747               1,373              9,432                 --
                                    -----------        -----------         -----------        -----------        -----------

         Total net assets           $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636
                                    ===========        ===========         ===========        ===========        ===========

Accumulation units outstanding        1,045,963          2,768,785             317,181            884,254            576,837
                                    ===========        ===========         ===========        ===========        ===========

                                  Blue Chip Growth   Capital Growth   Cash Management   Corporate Bond    Davis Venture
                                     Portfolio          Portfolio        Portfolio        Portfolio      Value Portfolio
                                     (Class 2)          (Class 2)        (Class 2)        (Class 2)         (Class 2)
                                  ----------------   --------------   ---------------   --------------   ---------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538

Liabilities:                                 --                --                --               --                --
                                    -----------       -----------       -----------      -----------       -----------

Net assets:                         $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538
                                    ===========       ===========       ===========      ===========       ===========

  Accumulation units                $ 4,356,876       $ 2,323,617       $25,716,076      $38,389,528       $83,969,789

    Contracts in payout
      (annuitization) period                 --                --           122,199           54,872            62,749
                                    -----------       -----------       -----------      -----------       -----------

         Total net assets           $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538
                                    ===========       ===========       ===========      ===========       ===========

Accumulation units outstanding          690,860           315,104         1,975,942        1,638,505         2,380,663
                                    ===========       ===========       ===========      ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Equity
                                   "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                  Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                     (Class 2)           (Class 2)        (Class 2)       (Class 2)         (Class 2)
                                  ----------------   ----------------   -------------   -------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value            $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350

Liabilities:                                    --                 --              --              --                 --
                                  ----------------   ----------------   -------------   -------------   ----------------

Net assets:                       $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350
                                  ================   ================   =============   =============   ================

   Accumulation units             $      6,902,147   $     12,832,424   $   7,002,502   $  34,950,512   $      3,320,923

   Contracts in payout
    (annuitization) period                      --                655             200           8,724              2,427
                                  ----------------   ----------------   -------------   -------------   ----------------

       Total net assets           $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350
                                  ================   ================   =============   =============   ================

Accumulation units outstanding             565,210            561,922         381,287       2,061,571            187,389
                                  ================   ================   =============   =============   ================

                                                                            Growth
                                    Global Bond       Global Equities    Opportunities   Growth-Income   High-Yield Bond
                                     Portfolio            Portfolio        Portfolio       Portfolio        Portfolio
                                     (Class 2)            (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                  ----------------   -----------------   -------------   -------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value            $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856

Liabilities:                                    --                  --              --              --                --
                                  ----------------   -----------------   -------------   -------------   ---------------

Net assets:                       $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856
                                  ================   =================   =============   =============   ===============

   Accumulation units             $     14,697,208   $       7,822,166   $   4,946,927   $  10,372,677   $    19,251,619

   Contracts in payout
    (annuitization) period                      --              46,225              --          15,346            60,237
                                  ----------------   -----------------   -------------   -------------   ---------------

       Total net assets           $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856
                                  ================   =================   =============   =============   ===============

Accumulation units outstanding             656,557             376,320         822,537         392,603           886,276
                                  ================   =================   =============   =============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                    MFS
                                     International       International                         Massachusetts
                                      Diversified      Growth and Income   Marsico Focused    Investors Trust   MFS Total Return
                                  Equities Portfolio       Portfolio       Growth Portfolio      Portfolio         Portfolio
                                      (Class 2)            (Class 2)          (Class 2)          (Class 2)         (Class 2)
                                  ------------------   -----------------   ----------------   ---------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value              $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501

Liabilities:                                      --                  --                 --                --                 --
                                    ----------------    ----------------   ----------------   ---------------   ----------------

Net assets:                         $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501
                                    ================    ================   ================   ===============   ================

   Accumulation units               $     27,489,439    $     12,155,610   $     19,149,334   $    13,718,012   $     57,831,780

   Contracts in payout
    (annuitization) period                    10,708              29,862              7,764               303             22,721
                                    ----------------    ----------------   ----------------   ---------------   ----------------

       Total net assets             $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501
                                    ================    ================   ================   ===============   ================

Accumulation units outstanding             2,084,423             877,522          1,643,643           599,107          2,101,531
                                    ================    ================   ================   ===============   ================

                                    Mid-Cap Growth    Real Estate    Small & Mid Cap    Technology    Telecom Utility
                                      Portfolio        Portfolio     Value Portfolio    Portfolio        Portfolio
                                      (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                    --------------   -------------   ---------------   ------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value              $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805

Liabilities:                                    --              --                --             --                --
                                    --------------   -------------   ---------------   ------------   ---------------

Net assets:                         $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805
                                    ==============   =============   ===============   ============   ===============

   Accumulation units               $   21,964,390   $  11,265,666   $    27,581,489   $  4,196,017   $     2,463,173

   Contracts in payout
    (annuitization) period                   8,755              --             6,135             --               632
                                    --------------   -------------   ---------------   ------------   ---------------

       Total net assets             $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805
                                    ==============   =============   ===============   ============   ===============

Accumulation units outstanding           1,843,496         516,347         1,352,751      1,752,932           155,083
                                    ==============   =============   ===============   ============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                           American Funds    American Funds
                                 Total Return Bond      Aggressive      Alliance Growth   Asset Allocation    Global Growth
                                     Portfolio       Growth Portfolio      Portfolio       SAST Portfolio    SAST Portfolio
                                     (Class 2)           (Class 3)         (Class 3)          (Class 3)         (Class 3)
                                 -----------------   ----------------   ---------------   ----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value           $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974

Liabilities:                                    --                 --                --                 --               --
                                 -----------------   ----------------   ---------------   ----------------   --------------

Net assets:                      $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974
                                 =================   ================   ===============   ================   ==============

   Accumulation units            $      22,983,900   $     15,130,894   $   133,283,786   $     72,974,449   $  248,688,749

   Contracts in payout
    (annuitization) period                      --                 --            54,823                 --           14,225
                                 -----------------   ----------------   ---------------   ----------------   --------------

       Total net assets          $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974
                                 =================   ================   ===============   ================   ==============

Accumulation units outstanding             882,303          1,239,636         4,315,346          7,176,929       22,149,625
                                 =================   ================   ===============   ================   ==============

                                  American Funds    American Funds
                                    Growth SAST      Growth-Income                        Blue Chip Growth   Capital Growth
                                     Portfolio      SAST Portfolio   Balanced Portfolio       Portfolio        Portfolio
                                     (Class 3)         (Class 3)          (Class 3)           (Class 3)        (Class 3)
                                  --------------    --------------   ------------------   ----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value            $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688

Liabilities:                                  --                --                   --                 --               --
                                  --------------    --------------   ------------------   ----------------   --------------

Net assets:                       $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688
                                  ==============    ==============   ==================   ================   ==============


   Accumulation units             $  202,206,183    $  172,304,465   $       25,620,216   $     41,945,264   $   50,310,000

   Contracts in payout
    (annuitization) period                    --               136                1,308              1,137           16,688
                                  --------------    --------------   ------------------   ----------------   --------------

       Total net assets           $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688
                                  ==============    ==============   ==================   ================   ==============

Accumulation units outstanding        19,719,559        18,469,523            1,705,555          5,831,160        6,772,753
                                  ==============    ==============   ==================   ================   ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                 Cash Management    Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                    Portfolio         Portfolio      Value Portfolio   Street Portfolio       Portfolio
                                    (Class 3)         (Class 3)         (Class 3)         (Class 3)           (Class 3)
                                 ----------------   --------------   ---------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850

Liabilities:                                   --               --                --                 --                 --
                                 ----------------   --------------   ---------------   ----------------   ----------------

Net assets:                      $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850
                                 ================   ==============   ===============   ================   ================

   Accumulation units            $    181,314,139   $  530,575,410   $   509,129,976   $     22,005,509   $    166,870,608

   Contracts in payout
    (annuitization) period                440,451          319,747            56,709                 --             43,242
                                 ----------------   --------------   ---------------   ----------------   ----------------

       Total net assets          $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850
                                 ================   ==============   ===============   ================   ================

Accumulation units outstanding         14,338,501       24,743,265        17,604,454          1,870,469          7,869,498
                                 ================   ==============   ===============   ================   ================

                                      Equity
                                   Opportunities     Foreign Value      Fundamental       Global Bond      Global Equities
                                     Portfolio         Portfolio     Growth Portfolio      Portfolio          Portfolio
                                     (Class 3)         (Class 3)         (Class 3)         (Class 3)          (Class 3)
                                  ---------------   --------------   ----------------   ---------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value            $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571

Liabilities:                                   --               --                 --                --                 --
                                  ---------------   --------------   ----------------   ---------------   ----------------

Net assets:                       $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571
                                  ===============   ==============   ================   ===============   ================

   Accumulation units             $    31,343,283   $  387,906,688   $     81,762,117   $   155,346,622   $     26,139,446

   Contracts in payout
    (annuitization) period                 18,012           68,090              6,548             5,597              1,125
                                  ---------------   --------------   ----------------   ---------------   ----------------

       Total net assets           $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571
                                  ===============   ==============   ================   ===============   ================

Accumulation units outstanding          1,772,202       25,903,108          4,934,236         7,826,147          1,446,322
                                  ===============   ==============   ================   ===============   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                      Growth                                           International         International
                                   Opportunities    Growth-Income   High-Yield Bond     Diversified        Growth and Income
                                     Portfolio        Portfolio        Portfolio      Equities Portfolio         Portfolio
                                     (Class 3)        (Class 3)        (Class 3)         (Class 3)             (Class 3)
                                  ---------------   -------------   ------------      ------------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value            $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180

Liabilities:                                   --              --                --                 --                    --
                                  ---------------   -------------   ---------------   ----------------     -----------------

Net assets:                       $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180
                                  ===============   =============   ===============   ================     =================

   Accumulation units             $   107,537,736   $  15,137,357   $   100,217,037   $    204,491,865     $     215,301,505

   Contracts in payout
    (annuitization) period                  2,869           4,379             2,806             47,684                33,675
                                  ---------------   -------------   ---------------   ----------------     -----------------

       Total net assets           $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180
                                  ===============   =============   ===============   ================     =================

Accumulation units outstanding         16,138,862         680,901         5,112,376         15,872,663            16,405,879
                                  ===============   =============   ===============   ================     =================

                                                           MFS
                                                      Massachusetts
                                   Marsico Focused   Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate
                                  Growth Portfolio      Portfolio          Portfolio         Portfolio       Portfolio
                                     (Class 3)          (Class 3)          (Class 3)         (Class 3)       (Class 3)
                                  ----------------   ---------------   ----------------   --------------   -----------
Assets:
   Investments in Trusts,
    at net asset value            $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869

Liabilities:                                    --                --                 --               --              --
                                  ----------------   ---------------   ----------------   --------------   -------------

Net assets:                       $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869
                                  ================   ===============   ================   ==============   =============

   Accumulation units             $     56,359,788   $   146,612,007   $    218,042,743   $   84,254,313   $ 184,056,220

   Contracts in payout
    (annuitization) period                   7,407            20,286             66,487            2,084          14,649
                                  ----------------   ---------------   ----------------   --------------   -------------

       Total net assets           $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869
                                  ================   ===============   ================   ==============   =============

Accumulation units outstanding           4,976,678         8,210,095          8,552,476        7,130,205      10,763,539
                                  ================   ===============   ================   ==============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Small & Mid Cap    Small Company     Technology    Telecom Utility   Total Return Bond
                                  Value Portfolio   Value Portfolio     Portfolio       Portfolio          Portfolio
                                     (Class 3)         (Class 3)        (Class 3)       (Class 3)          (Class 3)
                                  ---------------   ---------------   ------------   ---------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value            $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792

Liabilities:                                   --                --             --                --                  --
                                  ---------------   ---------------   ------------   ---------------      --------------

Net assets:                       $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792
                                  ===============   ===============   ============   ===============      ==============

   Accumulation units             $   403,096,990   $   136,205,106   $ 22,409,332   $    10,084,377      $  382,917,792

   Contracts in payout
    (annuitization) period                 63,341            12,132         15,380                --                  --
                                  ---------------   ---------------   ------------   ---------------      --------------

       Total net assets           $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792
                                  ===============   ===============   ============   ===============      ==============

Accumulation units outstanding         21,707,355        13,788,567      9,020,725           663,880          19,095,522
                                  ===============   ===============   ============   ===============      ==============

                                    Invesco Van                     Invesco Van
                                    Kampen V.I.     Invesco Van     Kampen V.I.    Diversified
                                  Capital Growth    Kampen V.I.     Growth and    International   Equity Income
                                       Fund        Comstock Fund   Income Fund       Account         Account
                                    (Series II)     (Series II)     (Series II)     (Class 1)       (Class 1)
                                   -------------   -------------   -------------  -------------   -------------
Assets:
   Investments in Trusts,
    at net asset value            $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438

Liabilities:                                  --              --              --             --              --
                                  --------------   -------------   -------------  -------------   -------------

Net assets:                       $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438
                                  ==============   =============   =============  =============   =============

   Accumulation units             $   23,710,373   $ 283,598,341   $ 482,872,607  $   2,504,439   $  25,835,270

   Contracts in payout
    (annuitization) period                 7,766          84,702         166,373             --           8,168
                                  --------------   -------------   -------------  -------------   -------------

       Total net assets           $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438
                                  ==============   =============   =============  =============   =============

Accumulation units outstanding         2,194,616      23,853,701      36,084,513        377,301       2,690,027
                                  ==============   =============   =============  =============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                    (continued)

                                    Government &
                                 High Quality Bond                    LargeCap Blend   LargeCap Growth   MidCap Blend
                                      Account        Income Account     Account II         Account          Account
                                     (Class 1)          (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                 -----------------   --------------   --------------   ---------------   ------------
Assets:
   Investments in Trusts,
    at net asset value           $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269

Liabilities:                                    --               --               --                --             --
                                 -----------------   --------------   --------------   ---------------   ------------

Net assets:                      $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                 =================   ==============   ==============   ===============   ============

   Accumulation units            $       5,017,881   $   10,886,308   $    3,418,515   $       667,630   $  3,107,324

   Contracts in payout
    (annuitization) period                  25,109            2,110            1,924                --            945
                                 -----------------   --------------   --------------   ---------------   ------------

       Total net assets          $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                 =================   ==============   ==============   ===============   ============

Accumulation units outstanding             636,769        1,208,383          522,287            93,051        295,113
                                 =================   ==============   ==============   ===============   ============

                                                  Principal Capital
                                  Money Market       Appreciation         Real Estate      SAM Balanced    SAM Conservative
                                    Account             Account       Securities Account    Portfolio     Balanced Portfolio
                                   (Class 1)           (Class 1)           (Class 1)        (Class 1)         (Class 1)
                                 --------------   -----------------   ------------------   ------------   ------------------
Assets:
   Investments in Trusts,
    at net asset value           $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931

Liabilities:                                 --                  --                   --             --                   --
                                 --------------   -----------------   ------------------   ------------   ------------------

Net assets:                      $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931
                                 ==============   =================   ==================   ============   ==================

   Accumulation units            $    3,983,366   $      15,683,348   $          857,796   $ 81,946,394   $        8,096,362

   Contracts in payout
    (annuitization) period                  855               2,269                   --        122,454                6,569
                                 --------------   -----------------   ------------------   ------------   ------------------

       Total net assets          $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931
                                 ==============   =================   ==================   ============   ==================

Accumulation units outstanding          658,291           1,217,700               47,843      7,630,083            1,005,078
                                 ==============   =================   ==================   ============   ==================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                 SAM Conservative     SAM Flexible      SAM Strategic       Short-Term     SmallCap Growth
                                 Growth Portfolio   Income Portfolio   Growth Portfolio   Income Account      Account II
                                    (Class 1)          (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                 ----------------   ----------------   ----------------   --------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value           $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577

Liabilities:                                   --                 --                 --               --                --
                                 ----------------   ----------------   ----------------   --------------   ---------------

Net assets:                      $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577
                                 ================   ================   ================   ==============   ===============

   Accumulation units            $     30,295,395   $     13,305,201   $     11,620,735   $    2,962,539   $       683,799

   Contracts in payout
    (annuitization) period                 46,917             30,119                 --            3,507               778
                                 ----------------   ----------------   ----------------   --------------   ---------------

       Total net assets          $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577
                                 ================   ================   ================   ==============   ===============

Accumulation units outstanding          2,827,562          1,411,163          1,020,734          399,144           102,863
                                 ================   ================   ================   ==============   ===============

                                                     Diversified                      Government &
                                  SmallCap Value    International   Equity Income   High Quality Bond
                                    Account I          Account         Account           Account        Income Account
                                    (Class 1)         (Class 2)       (Class 2)         (Class 2)          (Class 2)
                                 ----------------   -------------   -------------   -----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value           $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359

Liabilities:                                   --              --              --                  --               --
                                 ----------------   -------------   -------------   -----------------   --------------

Net assets:                      $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                 ================   =============   =============   =================   ==============

   Accumulation units            $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,438,973

   Contracts in payout
    (annuitization) period                     --              --              --                  --          224,386
                                 ----------------   -------------   -------------   -----------------   --------------

       Total net assets          $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                 ================   =============   =============   =================   ==============

Accumulation units outstanding             21,247         190,975       1,715,096             188,607          533,544
                                 ================   =============   =============   =================   ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                   Principal Capital
                                 LargeCap Blend   LargeCap Growth    MidCap Blend   Money Market      Appreciation
                                   Account II         Account          Account         Account          Account
                                    (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                 --------------   ---------------   -------------   ------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value           $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871

Liabilities:                                 --                --              --             --                  --
                                 --------------   ---------------   -------------   ------------   -----------------

Net assets:                      $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871
                                 ==============   ===============   =============   ============   =================

   Accumulation units            $      582,511   $       422,658   $     817,910   $  2,191,118   $       3,548,871

   Contracts in payout
    (annuitization) period                   --                --              --         60,843                  --
                                 --------------   ---------------   -------------   ------------   -----------------

       Total net assets          $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871
                                 ==============   ===============   =============   ============   =================

Accumulation units outstanding           92,182            60,886          80,624        384,351             287,058
                                 ==============   ===============   =============   ============   =================

                                    Real Estate       SAM Balanced    SAM Conservative    SAM Conservative     SAM Flexible
                                 Securities Account     Portfolio    Balanced Portfolio   Growth Portfolio   Income Portfolio
                                     (Class 2)          (Class 2)        (Class 2)            (Class 2)          (Class 2)
                                 ------------------   ------------   ------------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634

Liabilities:                                     --             --                   --                 --                 --
                                 ------------------   ------------   ------------------   ----------------   ----------------

Net assets:                      $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                 ==================   ============   ==================   ================   ================

   Accumulation units            $          430,757   $ 55,049,616   $        7,155,837   $     29,480,485   $     10,421,807

   Contracts in payout
    (annuitization) period                       --        104,399                   --                 --            180,827
                                 ------------------   ------------   ------------------   ----------------   ----------------

       Total net assets          $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                 ==================   ============   ==================   ================   ================

Accumulation units outstanding               24,526      5,280,382              890,115          2,838,301          1,156,232
                                 ==================   ============   ==================   ================   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010
                                   (continued)

                                                                                                         Columbia Asset
                                   SAM Strategic      Short-Term     SmallCap Growth   SmallCap Value   Allocation Fund,
                                 Growth Portfolio   Income Account      Account II        Account I     Variable Series
                                    (Class 2)         (Class 2)         (Class 2)         (Class 2)        (Class A)
                                 ----------------   --------------   ---------------   --------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063

Liabilities:                                   --               --                --               --                 --
                                 ----------------   --------------   ---------------   --------------   ----------------

Net assets:                      $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063
                                 ================   ==============   ===============   ==============   ================

   Accumulation units            $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063

   Contracts in payout
    (annuitization) period                     --               --                --               --                 --
                                 ----------------   --------------   ---------------   --------------   ----------------

       Total net assets          $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063
                                 ================   ==============   ===============   ==============   ================

Accumulation units outstanding          1,397,038          254,355            52,037           18,235             61,271
                                 ================   ==============   ===============   ==============   ================

                                                   Columbia Small                     Columbia Marsico
                                  Columbia Large   Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                 Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable      Growth Fund,
                                 Variable Series       Series       Variable Series        Series        Variable Series
                                    (Class A)         (Class A)        (Class A)          (Class A)         (Class A)
                                 ---------------   --------------   ---------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564

Liabilities:                                  --               --                --                 --                 --
                                 ---------------   --------------   ---------------   ----------------   ----------------

Net assets:                      $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564
                                 ===============   ==============   ===============   ================   ================

   Accumulation units            $     4,153,700   $    1,951,181   $    25,955,116   $     41,871,907   $      3,520,564

   Contracts in payout
    (annuitization) period                    --               --            29,316             10,263                 --
                                 ---------------   --------------   ---------------   ----------------   ----------------

       Total net assets          $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564
                                 ===============   ==============   ===============   ================   ================

Accumulation units outstanding           364,851          159,274         1,415,148          3,687,487            323,404
                                 ===============   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Columbia Marsico
                                  Columbia Marsico    Columbia Mid Cap      International
                                 21st Century Fund,     Growth Fund,     Opportunities Fund,   Asset Allocation   Global Growth
                                   Variable Series     Variable Series     Variable Series           Fund              Fund
                                      (Class A)           (Class A)           (Class B)            (Class 2)         (Class 2)
                                 ------------------   ----------------   -------------------   ----------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864

Liabilities:                                     --                 --                    --                 --              --
                                 ------------------   ----------------   -------------------   ----------------   -------------

Net assets:                      $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864
                                 ==================   ================   ===================   ================   =============

   Accumulation units            $        1,631,456   $      1,383,881   $         4,403,401   $     85,610,790   $ 341,670,891

   Contracts in payout
    (annuitization) period                       --                 --                    --             86,743         385,973
                                 ------------------   ----------------   -------------------   ----------------   -------------

       Total net assets          $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864
                                 ==================   ================   ===================   ================   =============

Accumulation units outstanding              107,059            121,959               248,600          5,407,120      14,920,017
                                 ==================   ================   ===================   ================   =============

                                                  Growth-Income    Asset Allocation   Cash Management
                                  Growth Fund         Fund               Fund               Fund         Growth Fund
                                   (Class 2)        (Class 2)          (Class 3)          (Class 3)       (Class 3)
                                 -------------   ---------------   ----------------   ---------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625

Liabilities:                                --                --                 --                --              --
                                 -------------   ---------------   ----------------   ---------------   -------------

Net assets:                      $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625
                                 =============   ===============   ================   ===============   =============

   Accumulation units            $ 456,167,634   $   436,519,516   $     42,734,869   $    12,846,360   $ 224,625,295

   Contracts in payout
    (annuitization) period             158,703           282,364            965,167           577,362       6,916,330
                                 -------------   ---------------   ----------------   ---------------   -------------

       Total net assets          $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625
                                 =============   ===============   ================   ===============   =============

Accumulation units outstanding      23,161,429        26,741,866            922,960           612,158       1,282,399
                                 =============   ===============   ================   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                               U.S.
                                                                                         Government/AAA-
                                 Growth-Income   High-Income Bond                        Rated Securities   Growth and Income
                                     Fund              Fund         International Fund         Fund              Portfolio
                                   (Class 3)         (Class 3)           (Class 3)           (Class 3)          (Class VC)
                                 -------------   ----------------   ------------------   ----------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value           $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582

Liabilities:                                --                 --                   --                 --                  --
                                 -------------   ----------------   ------------------   ----------------   -----------------

Net assets:                      $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582
                                 =============   ================   ==================   ================   =================

   Accumulation units            $ 201,863,069   $     22,220,983   $       59,832,342   $     25,340,324   $     249,503,341

   Contracts in payout
    (annuitization) period           6,729,651            900,461              872,743            727,175              99,241
                                 -------------   ----------------   ------------------   ----------------   -----------------

       Total net assets          $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582
                                 =============   ================   ==================   ================   =================

Accumulation units outstanding       1,727,264            287,610            1,195,394            687,580          21,726,327
                                 =============   ================   ==================   ================   =================

                                                                                                BB&T Special
                                 Mid Cap Value    BB&T Capital    BB&T Mid Cap   BB&T Select   Opportunities
                                   Portfolio     Manager Equity      Growth        Equity          Equity
                                  (Class VC)          VIF              VIF           VIF             VIF
                                 -------------   --------------   ------------   -----------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642

Liabilities:                                --               --             --            --              --
                                 -------------   --------------   ------------   -----------   -------------

Net assets:                      $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642
                                 =============   ==============   ============   ===========   =============

   Accumulation units            $  34,222,546   $    2,012,635   $          0   $ 1,745,230   $  15,483,642

   Contracts in payout
    (annuitization) period              58,212               --             --            --              --
                                 -------------   --------------   ------------   -----------   -------------

         Total net assets        $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642
                                 =============   ==============   ============   ===========   =============

Accumulation units outstanding       2,497,517          198,013              0       190,884       1,035,403
                                 =============   ==============   ============   ===========   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                    (continued)

                                                                                      Franklin Templeton
                                                  MTB Managed                            VIP Founding
                                  BB&T Total    Allocation Fund -   Franklin Income    Funds Allocation        Allocation
                                 Return Bond       Moderate         Securities Fund         Fund           Balanced Portfolio
                                     VIF           Growth II           (Class 2)          (Class 2)             (Class 3)
                                 ------------   -----------------   ---------------   ------------------   ------------------
Assets:
   Investments in Trusts,
    at net asset value           $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923

Liabilities:                               --                  --                --                   --                   --
                                 ------------   -----------------   ---------------   ------------------   ------------------

Net assets:                      $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923
                                 ============   =================   ===============   ==================   ==================

   Accumulation units            $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923

   Contracts in payout
    (annuitization) period                 --                  --                --                   --                   --
                                 ------------   -----------------   ---------------   ------------------   ------------------

       Total net assets          $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923
                                 ============   =================   ===============   ==================   ==================

Accumulation units outstanding        750,050                  39         4,540,183            3,952,710            2,867,378
                                 ============   =================   ===============   ==================   ==================

                                                       Allocation
                                 Allocation Growth   Moderate Growth       Allocation        Real Return
                                     Portfolio          Portfolio      Moderate Portfolio     Portfolio
                                     (Class 3)          (Class 3)           (Class 3)         (Class 3)
                                 -----------------   ---------------   ------------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305

Liabilities:                                    --                --                   --              --
                                 -----------------   ---------------   ------------------   -------------

Net assets:                      $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305
                                 =================   ===============   ==================   =============

   Accumulation units            $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305

   Contracts in payout
    (annuitization) period                      --                --                   --              --
                                 -----------------   ---------------   ------------------   -------------

       Total net assets          $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305
                                 =================   ===============   ==================   =============

Accumulation units outstanding             411,426         4,992,596            3,880,104       7,405,888
                                 =================   ===============   ==================   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.15  Contracts With Total Expenses of 1.30
                                                   -------------------------------------  -------------------------------------
                                                   Accumulation            Unit value of  Accumulation            Unit value of
                                                      units                 accumulation      units                accumulation
Variable Accounts                                  outstanding                 units      outstanding                 units
-------------------------------------------------  ------------            -------------  ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --            $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                       --
  Government and Quality Bond Portfolio (Class 1)            --                       --            --                       --
  Growth Portfolio (Class 1)                                 --                       --            --                       --
  Natural Resources Portfolio (Class 1)                      --                       --            --                       --
  Asset Allocation Portfolio (Class 2)                       --                       --            --                       --
  Capital Appreciation Portfolio (Class 2)                   --                       --            --                       --
  Government and Quality Bond Portfolio (Class 2)            --                       --            --                       --
  Growth Portfolio (Class 2)                                 --                       --            --                       --
  Natural Resources Portfolio (Class 2)                      --                       --            --                       --
  Asset Allocation Portfolio (Class 3)                  108,685                    11.70        52,850                    11.55
  Capital Appreciation Portfolio (Class 3)              182,788                    13.20       675,909                    13.03
  Government and Quality Bond Portfolio (Class 3)       383,850                    11.66     1,160,352                    11.51
  Growth Portfolio (Class 3)                             97,557                    10.68        28,582                    10.55
  Natural Resources Portfolio (Class 3)                  51,786                    12.82       167,506                    12.69

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --            $          --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                       --
  Balanced Portfolio (Class 1)                               --                       --            --                       --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                       --
  Capital Growth Portfolio (Class 1)                         --                       --            --                       --
  Cash Management Portfolio (Class 1)                        --                       --            --                       --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                       --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                       --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                       --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                       --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                       --
  Global Bond Portfolio (Class 1)                            --                       --            --                       --
  Global Equities Portfolio (Class 1)                        --                       --            --                       --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                       --
  Growth-Income Portfolio (Class 1)                          --                       --            --                       --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                       --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                       --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                       --
  Real Estate Portfolio (Class 1)                            --                       --            --                       --
  Technology Portfolio (Class 1)                             --                       --            --                       --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                       --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                       --
  Aggressive Growth Portfolio (Class 2)                      --                       --            --                       --
  Alliance Growth Portfolio (Class 2)                        --                       --            --                       --
  Balanced Portfolio (Class 2)                               --                       --            --                       --
  Blue Chip Growth Portfolio (Class 2)                       --                       --            --                       --
  Capital Growth Portfolio (Class 2)                         --                       --            --                       --
  Cash Management Portfolio (Class 2)                        --                       --            --                       --
  Corporate Bond Portfolio (Class 2)                         --                       --            --                       --
  Davis Venture Value Portfolio (Class 2)                    --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --            --                       --
  Emerging Markets Portfolio (Class 2)                       --                       --            --                       --
  Equity Opportunities Portfolio (Class 2)                   --                       --            --                       --
  Foreign Value Portfolio (Class 2)                          --                       --            --                       --
  Fundamental Growth Portfolio (Class 2)                     --                       --            --                       --
  Global Bond Portfolio (Class 2)                            --                       --            --                       --
  Global Equities Portfolio (Class 2)                        --                       --            --                       --
  Growth Opportunities Portfolio (Class 2)                   --                       --            --                       --
  Growth-Income Portfolio (Class 2)                          --                       --            --                       --
  High-Yield Bond Portfolio (Class 2)                        --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --            --                       --
  International Growth and Income Portfolio
    (Class 2)                                                --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 2)                 --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --            --                       --
  MFS Total Return Portfolio (Class 2)                       --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 2)                         --                       --            --                       --
  Real Estate Portfolio (Class 2)                            --                       --            --                       --
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --            --                       --
  Technology Portfolio (Class 2)                             --                       --            --                       --
  Telecom Utility Portfolio (Class 2)                        --                       --            --                       --
  Total Return Bond Portfolio (Class 2)                      --                       --            --                       --
  Aggressive Growth Portfolio (Class 3)                  24,125                     8.59        67,576                     8.43
  Alliance Growth Portfolio (Class 3)                    64,566                    10.70        31,223                    10.59
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           207,608                    10.34       661,124                    10.22
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           407,667                    11.50     2,106,282                    11.36
  American Funds Growth SAST Portfolio (Class 3)        279,941                    10.41     1,025,186                    10.29
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           254,841                     9.66       525,164                     9.54
  Balanced Portfolio (Class 3)                           39,334                    10.89       123,657                    10.79
  Blue Chip Growth Portfolio (Class 3)                   67,565                    10.86       482,161                    10.67
  Capital Growth Portfolio (Class 3)                     41,443                     9.93           646                     9.82
  Cash Management Portfolio (Class 3)                   166,010                    10.10       474,885                     9.97
  Corporate Bond Portfolio (Class 3)                    343,522                    13.73     1,272,683                    13.56
  Davis Venture Value Portfolio (Class 3)               354,187                    10.08     1,287,109                     9.96
  "Dogs" of Wall Street Portfolio (Class 3)              11,337                    10.54       138,384                    10.47
  Emerging Markets Portfolio (Class 3)                  102,773                    14.42       303,938                    14.24
  Equity Opportunities Portfolio (Class 3)               11,161                     9.91        38,688                     9.78
  Foreign Value Portfolio (Class 3)                     333,631                     9.68     2,327,498                     9.56
  Fundamental Growth Portfolio (Class 3)                 70,251                    10.61        12,358                    10.50
  Global Bond Portfolio (Class 3)                       151,764                    12.86       526,421                    12.70
  Global Equities Portfolio (Class 3)                    56,498                     9.90        76,642                     9.73
  Growth Opportunities Portfolio (Class 3)              124,240                    11.81       757,933                    11.66
  Growth-Income Portfolio (Class 3)                      43,803                     9.21        21,556                     9.03
  High-Yield Bond Portfolio (Class 3)                    42,122                    11.13       281,348                    10.97
  International Diversified Equities Portfolio
    (Class 3)                                            97,357                    10.18       102,127                    10.05
  International Growth and Income Portfolio
    (Class 3)                                           204,385                     8.36        49,345                     8.26
  Marsico Focused Growth Portfolio (Class 3)             91,497                    10.90       435,168                    10.78
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           179,567                    10.75     1,199,632                    10.65
  MFS Total Return Portfolio (Class 3)                   64,257                    10.71       270,635                    10.57

                                                   Contracts With Total Expenses of 1.40  Contracts With Total Expenses of 1.52(1)
                                                   -------------------------------------  ----------------------------------------
                                                   Accumulation            Unit value of  Accumulation               Unit value of
                                                       units                accumulation      units                   accumulation
Variable Accounts                                   outstanding                units      outstanding                    units
-------------------------------------------------  ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                          --
  Government and Quality Bond Portfolio (Class 1)            --                       --            --                          --
  Growth Portfolio (Class 1)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 1)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                       --                       --       310,999                       27.29
  Capital Appreciation Portfolio (Class 2)               96,150                    52.23       915,478                       51.80
  Government and Quality Bond Portfolio (Class 2)            --                       --     2,981,301                       19.66
  Growth Portfolio (Class 2)                                 --                       --       872,874                       33.07
  Natural Resources Portfolio (Class 2)                      --                       --       257,939                       58.34
  Asset Allocation Portfolio (Class 3)                    2,387                    11.60        95,684                       27.03
  Capital Appreciation Portfolio (Class 3)               94,309                    13.04     4,140,633                       51.41
  Government and Quality Bond Portfolio (Class 3)       256,080                    11.54    16,037,054                       19.51
  Growth Portfolio (Class 3)                             37,034                    10.57     2,454,908                       32.81
  Natural Resources Portfolio (Class 3)                  47,137                    12.69     1,488,644                       57.79

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                          --
  Balanced Portfolio (Class 1)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                          --
  Capital Growth Portfolio (Class 1)                         --                       --            --                          --
  Cash Management Portfolio (Class 1)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                          --
  Global Bond Portfolio (Class 1)                            --                       --            --                          --
  Global Equities Portfolio (Class 1)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Growth-Income Portfolio (Class 1)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                          --
  Real Estate Portfolio (Class 1)                            --                       --            --                          --
  Technology Portfolio (Class 1)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                      --                       --       241,750                       13.09
  Alliance Growth Portfolio (Class 2)                    24,529                    32.92       702,891                       32.35
  Balanced Portfolio (Class 2)                               --                       --       456,731                       16.48
  Blue Chip Growth Portfolio (Class 2)                       --                       --       510,121                        6.33
  Capital Growth Portfolio (Class 2)                         --                       --       240,674                        7.41
  Cash Management Portfolio (Class 2)                        --                       --     1,594,984                       13.12
  Corporate Bond Portfolio (Class 2)                         --                       --     1,314,929                       23.56
  Davis Venture Value Portfolio (Class 2)                73,597                    35.91     1,887,614                       35.41
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --       459,823                       12.26
  Emerging Markets Portfolio (Class 2)                       --                       --       448,226                       22.93
  Equity Opportunities Portfolio (Class 2)                   --                       --       281,955                       18.45
  Foreign Value Portfolio (Class 2)                          --                       --     1,882,224                       16.99
  Fundamental Growth Portfolio (Class 2)                     --                       --       133,586                       17.83
  Global Bond Portfolio (Class 2)                            --                       --       548,321                       22.46
  Global Equities Portfolio (Class 2)                    75,539                    21.20       199,762                       20.92
  Growth Opportunities Portfolio (Class 2)                   --                       --       656,848                        6.04
  Growth-Income Portfolio (Class 2)                          --                       --       283,213                       26.61
  High-Yield Bond Portfolio (Class 2)                        --                       --       691,951                       21.89
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --     1,772,822                       13.23
  International Growth and Income Portfolio
    (Class 2)                                                --                       --       687,600                       13.95
  Marsico Focused Growth Portfolio (Class 2)                 --                       --     1,436,944                       11.69
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --       501,367                       22.98
  MFS Total Return Portfolio (Class 2)                       --                       --     1,713,870                       27.64
  Mid-Cap Growth Portfolio (Class 2)                     80,368                    12.11     1,424,867                       11.95
  Real Estate Portfolio (Class 2)                            --                       --       395,828                       21.92
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --     1,128,723                       20.45
  Technology Portfolio (Class 2)                         93,977                     2.43     1,233,833                        2.40
  Telecom Utility Portfolio (Class 2)                        --                       --       100,411                       16.01
  Total Return Bond Portfolio (Class 2)                      --                       --       757,203                       26.14
  Aggressive Growth Portfolio (Class 3)                   7,729                     8.43       656,685                       12.97
  Alliance Growth Portfolio (Class 3)                    58,608                    10.58     2,226,944                       32.10
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                            91,742                    10.23     3,064,570                       10.21
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           210,015                    11.38    10,702,707                       11.24
  American Funds Growth SAST Portfolio (Class 3)        138,945                    10.30    10,472,781                       10.30
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           139,568                     9.55    10,468,196                        9.34
  Balanced Portfolio (Class 3)                           21,612                    10.78       751,228                       16.35
  Blue Chip Growth Portfolio (Class 3)                   24,464                    10.72     2,789,934                        6.28
  Capital Growth Portfolio (Class 3)                     40,199                     9.83     3,872,345                        7.33
  Cash Management Portfolio (Class 3)                    42,363                     9.98     7,395,619                       13.02
  Corporate Bond Portfolio (Class 3)                    209,140                    13.58    11,129,875                       23.28
  Davis Venture Value Portfolio (Class 3)               217,702                     9.97     7,697,253                       35.14
  "Dogs" of Wall Street Portfolio (Class 3)              32,990                    10.44       876,068                       12.15
  Emerging Markets Portfolio (Class 3)                   60,932                    14.27     3,735,677                       22.71
  Equity Opportunities Portfolio (Class 3)                8,816                     9.80       649,369                       18.29
  Foreign Value Portfolio (Class 3)                     180,994                     9.57    11,048,446                       16.87
  Fundamental Growth Portfolio (Class 3)                 66,015                    10.49     2,688,903                       17.68
  Global Bond Portfolio (Class 3)                        89,904                    12.71     3,466,948                       22.29
  Global Equities Portfolio (Class 3)                     4,370                     9.81       531,885                       20.70
  Growth Opportunities Portfolio (Class 3)               59,858                    11.68     8,676,151                        5.98
  Growth-Income Portfolio (Class 3)                       4,240                     9.11       307,710                       26.40
  High-Yield Bond Portfolio (Class 3)                    57,640                    11.01     2,409,639                       21.72
  International Diversified Equities Portfolio
    (Class 3)                                            83,811                    10.07     8,857,176                       13.14
  International Growth and Income Portfolio
    (Class 3)                                           170,403                     8.27     8,950,062                       13.78
  Marsico Focused Growth Portfolio (Class 3)             44,379                    10.78     2,611,212                       11.59
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                            80,190                    10.63     3,277,939                       22.79
  MFS Total Return Portfolio (Class 3)                   23,663                    10.59     4,032,717                       27.42

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.15  Contracts With Total Expenses of 1.30
                                                   -------------------------------------  -------------------------------------
                                                   Accumulation            Unit value of  Accumulation            Unit value of
                                                       units                accumulation     units                 accumulation
Variable Accounts                                   outstanding                units      outstanding                 units
-------------------------------------------------  ------------            -------------  ------------            -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     63,772            $       12.27       276,314            $       12.13
  Real Estate Portfolio (Class 3)                       228,826                     7.90     1,094,253                     7.79
  Small & Mid Cap Value Portfolio (Class 3)             284,667                    12.37     1,412,358                    12.22
  Small Company Value Portfolio (Class 3)               155,615                    10.79       839,190                    10.65
  Technology Portfolio (Class 3)                         14,626                    10.94        38,025                    10.81
  Telecom Utility Portfolio (Class 3)                    10,847                    12.05        38,992                    11.91
  Total Return Bond Portfolio (Class 3)                 501,138                    13.07     3,036,928                    12.81

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund             4,735            $       12.01        54,048            $       11.86
  Invesco Van Kampen V.I. Comstock Fund                 258,546                     9.67     1,361,769                     9.55
  Invesco Van Kampen V.I. Growth and Income Fund        311,006                    10.07     1,543,848                     9.94

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                --            $          --            --            $          --
  Equity Income Account (Class 1)                            --                       --            --                       --
  Government & High Quality Bond Account
    (Class 1)                                                --                       --            --                       --
  Income Account (Class 1)                                   --                       --            --                       --
  LargeCap Blend Account II (Class 1)                        --                       --            --                       --
  LargeCap Growth Account (Class 1)                          --                       --            --                       --
  MidCap Blend Account (Class 1)                             --                       --            --                       --
  Money Market Account (Class 1)                             --                       --            --                       --
  Principal Capital Appreciation Account
    (Class 1)                                                --                       --            --                       --
  Real Estate Securities Account (Class 1)                   --                       --            --                       --
  SAM Balanced Portfolio (Class 1)                           --                       --            --                       --
  SAM Conservative Balanced Portfolio (Class 1)              --                       --            --                       --
  SAM Conservative Growth Portfolio (Class 1)                --                       --            --                       --
  SAM Flexible Income Portfolio (Class 1)                    --                       --            --                       --
  SAM Strategic Growth Portfolio (Class 1)                   --                       --            --                       --
  Short-Term Income Account (Class 1)                        --                       --            --                       --
  SmallCap Growth Account II (Class 1)                       --                       --            --                       --
  SmallCap Value Account I (Class 1)                         --                       --            --                       --
  Diversified International Account (Class 2)                --                       --            --                       --
  Equity Income Account (Class 2)                            --                       --            --                       --
  Government & High Quality Bond Account
    (Class 2)                                                --                       --            --                       --
  Income Account (Class 2)                                   --                       --            --                       --
  LargeCap Blend Account II (Class 2)                        --                       --            --                       --
  LargeCap Growth Account (Class 2)                          --                       --            --                       --
  MidCap Blend Account (Class 2)                             --                       --            --                       --
  Money Market Account (Class 2)                             --                       --            --                       --
  Principal Capital Appreciation Account
    (Class 2)                                                --                       --            --                       --
  Real Estate Securities Account (Class 2)                   --                       --            --                       --
  SAM Balanced Portfolio (Class 2)                           --                       --            --                       --
  SAM Conservative Balanced Portfolio (Class 2)              --                       --            --                       --
  SAM Conservative Growth Portfolio (Class 2)                --                       --            --                       --
  SAM Flexible Income Portfolio (Class 2)                    --                       --            --                       --
  SAM Strategic Growth Portfolio (Class 2)                   --                       --            --                       --
  Short-Term Income Account (Class 2)                        --                       --            --                       --
  SmallCap Growth Account II (Class 2)                       --                       --            --                       --
  SmallCap Value Account I (Class 2)                         --                       --            --                       --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable Series            --            $          --            --            $          --
  Columbia Large Cap Value Fund, Variable Series             --                       --            --                       --
  Columbia Small Company Growth Fund, Variable
    Series                                                   --                       --            --                       --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                                --            $          --            --            $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                                --                       --            --                       --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                --                       --            --                       --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                         --                       --            --                       --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                --                       --            --                       --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          --                       --            --                       --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                            --            $          --            --            $          --
  Global Growth Fund (Class 2)                               --                       --            --                       --
  Growth Fund (Class 2)                                      --                       --            --                       --
  Growth-Income Fund (Class 2)                               --                       --            --                       --
  Asset Allocation Fund (Class 3)                            --                       --       884,383                    47.37
  Cash Management Fund (Class 3)                             --                       --       591,670                    21.94
  Growth Fund (Class 3)                                      --                       --     1,241,144                   180.63
  Growth-Income Fund (Class 3)                               --                       --     1,649,673                   120.84
  High-Income Bond Fund (Class 3)                            --                       --       277,183                    80.43
  International Fund (Class 3)                               --                       --     1,159,893                    50.80
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                                --                       --       650,871                    37.94

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           189,851            $        9.31       677,384            $        9.17
  Mid Cap Value Portfolio                                    --                       --            --                       --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                            --            $          --            --            $          --
  BB&T Mid Cap Growth VIF                                    --                       --            --                       --
  BB&T Select Equity VIF                                     --                       --            --                       --
  BB&T Special Opportunities Equity VIF                      --                       --            --                       --
  BB&T Total Return Bond VIF                                 --                       --            --                       --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                                --            $          --            --            $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       122,584            $       10.56       587,958            $       10.51
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                      15,751                     9.32       305,497                     9.28

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          69,272            $       11.65       735,665            $       11.48
  Allocation Growth Portfolio                                --                       --        46,920                    11.17
  Allocation Moderate Growth Portfolio                  114,631                    11.34       874,350                    11.16
  Allocation Moderate Portfolio                          91,077                    11.62       790,445                    11.43
  Real Return Portfolio                                 191,613                    11.62     1,372,938                    11.43

                                                   Contracts With Total Expenses of 1.40   Contracts With Total Expenses of 1.52(1)
                                                   -------------------------------------   ----------------------------------------
                                                   Accumulation            Unit value of   Accumulation               Unit value of
                                                       units                accumulation       units                   accumulation
Variable Accounts                                   outstanding                units        outstanding                   units
-------------------------------------------------  ------------            -------------   ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     33,546            $       12.16      3,931,022               $       11.86
  Real Estate Portfolio (Class 3)                       162,015                     7.81      4,403,139                       21.74
  Small & Mid Cap Value Portfolio (Class 3)             176,556                    12.25      9,676,724                       20.30
  Small Company Value Portfolio (Class 3)               100,216                    10.68      6,977,807                        9.76
  Technology Portfolio (Class 3)                          2,057                    10.82      5,378,594                        2.38
  Telecom Utility Portfolio (Class 3)                     5,013                    11.93        402,777                       15.89
  Total Return Bond Portfolio (Class 3)                 218,208                    12.90      7,491,542                       25.96

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund             3,437            $       11.91        990,282               $       10.79
  Invesco Van Kampen V.I. Comstock Fund                 110,954                     9.56      9,322,330                       12.40
  Invesco Van Kampen V.I. Growth and Income Fund        205,799                     9.96     17,149,067                       14.02

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)           340,841            $        6.65             --               $          --
  Equity Income Account (Class 1)                     2,144,537                     9.65             --                          --
  Government & High Quality Bond Account
    (Class 1)                                           421,077                     7.99             --                          --
  Income Account (Class 1)                              931,198                     9.06             --                          --
  LargeCap Blend Account II (Class 1)                   317,461                     6.60             --                          --
  LargeCap Growth Account (Class 1)                      58,620                     7.22             --                          --
  MidCap Blend Account (Class 1)                        222,002                    10.61             --                          --
  Money Market Account (Class 1)                        453,288                     6.07             --                          --
  Principal Capital Appreciation Account
    (Class 1)                                           990,163                    12.94             --                          --
  Real Estate Securities Account (Class 1)               42,109                    17.99             --                          --
  SAM Balanced Portfolio (Class 1)                    4,880,393                    10.85        308,258                       10.73
  SAM Conservative Balanced Portfolio (Class 1)         754,294                     8.11             --                          --
  SAM Conservative Growth Portfolio (Class 1)         1,366,493                    10.86        261,721                       10.69
  SAM Flexible Income Portfolio (Class 1)             1,121,438                     9.51             --                          --
  SAM Strategic Growth Portfolio (Class 1)              633,164                    11.47         71,007                       11.33
  Short-Term Income Account (Class 1)                   205,300                     7.55             --                          --
  SmallCap Growth Account II (Class 1)                   58,927                     6.73             --                          --
  SmallCap Value Account I (Class 1)                     17,948                     9.48             --                          --
  Diversified International Account (Class 2)                --                       --             --                          --
  Equity Income Account (Class 2)                            --                       --        377,406                        8.95
  Government & High Quality Bond Account
    (Class 2)                                                --                       --             --                          --
  Income Account (Class 2)                                   --                       --             --                          --
  LargeCap Blend Account II (Class 2)                        --                       --             --                          --
  LargeCap Growth Account (Class 2)                          --                       --             --                          --
  MidCap Blend Account (Class 2)                             --                       --             --                          --
  Money Market Account (Class 2)                             --                       --             --                          --
  Principal Capital Appreciation Account
    (Class 2)                                                --                       --             --                          --
  Real Estate Securities Account (Class 2)                   --                       --             --                          --
  SAM Balanced Portfolio (Class 2)                           --                       --      1,565,227                       10.51
  SAM Conservative Balanced Portfolio (Class 2)              --                       --         20,411                       10.96
  SAM Conservative Growth Portfolio (Class 2)                --                       --        840,038                       10.46
  SAM Flexible Income Portfolio (Class 2)                    --                       --         17,758                       11.32
  SAM Strategic Growth Portfolio (Class 2)                   --                       --        299,757                       11.11
  Short-Term Income Account (Class 2)                        --                       --             --                          --
  SmallCap Growth Account II (Class 2)                       --                       --             --                          --
  SmallCap Value Account I (Class 2)                         --                       --             --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable Series            --            $          --         31,623               $       11.74
  Columbia Large Cap Value Fund, Variable Series             --                       --        275,972                       11.43
  Columbia Small Company Growth Fund, Variable
    Series                                                   --                       --         72,545                       12.29

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                                --            $          --        359,234               $       18.55
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                                --                       --        666,083                       11.42
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                --                       --        230,659                       10.91
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                         --                       --         69,952                       15.28
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                --                       --         56,173                       11.58
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          --                       --        198,784                       17.75

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                            --            $          --        384,750               $       15.87
  Global Growth Fund (Class 2)                               --                       --      5,730,041                       23.01
  Growth Fund (Class 2)                                      --                       --      9,177,034                       19.79
  Growth-Income Fund (Class 2)                               --                       --     10,272,619                       16.40
  Asset Allocation Fund (Class 3)                        38,577                    46.75             --                          --
  Cash Management Fund (Class 3)                         20,488                    21.65             --                          --
  Growth Fund (Class 3)                                  41,255                   178.27             --                          --
  Growth-Income Fund (Class 3)                           77,591                   119.25             --                          --
  High-Income Bond Fund (Class 3)                        10,427                    79.38             --                          --
  International Fund (Class 3)                           35,501                    50.14             --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                            36,709                    37.44             --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           145,169            $        9.19      9,847,639               $       11.89
  Mid Cap Value Portfolio                                    --                       --         52,187                       13.75

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                            --            $          --        102,935               $       10.21
  BB&T Mid Cap Growth VIF                                    --                       --             --                          --
  BB&T Select Equity VIF                                     --                       --         95,754                        9.21
  BB&T Special Opportunities Equity VIF                      --                       --        530,677                       15.03
  BB&T Total Return Bond VIF                                 --                       --        377,508                       12.36

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                                --            $          --             20               $        9.77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                        40,756            $       10.48      2,462,668               $       10.43
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                      49,171                     9.26      2,364,770                        9.22

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          70,920            $       11.55        913,369               $       11.46
  Allocation Growth Portfolio                                --                       --         52,618                       11.14
  Allocation Moderate Growth Portfolio                   38,435                    11.22      1,706,058                       11.13
  Allocation Moderate Portfolio                         113,000                    11.50      1,275,657                       11.40
  Real Return Portfolio                                 108,732                    11.51      2,743,559                       11.40

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.52(2)  Contracts With Total Expenses of 1.52(3)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                 outstanding                    units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)               5,321,591               $       27.67            --               $          --
  Capital Appreciation Portfolio (Class 1)           6,275,336                       52.43       121,698                       13.55
  Government and Quality Bond Portfolio
    (Class 1)                                        7,397,135                       19.94        93,669                       13.62
  Growth Portfolio (Class 1)                         3,251,085                       33.48            --                          --
  Natural Resources Portfolio (Class 1)              1,522,612                       59.04            --                          --
  Asset Allocation Portfolio (Class 2)                      --                          --            --                          --
  Capital Appreciation Portfolio (Class 2)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --            --                          --
  Growth Portfolio (Class 2)                                --                          --            --                          --
  Natural Resources Portfolio (Class 2)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 3)                      --                          --            --                          --
  Capital Appreciation Portfolio (Class 3)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 3)                                               --                          --            --                          --
  Growth Portfolio (Class 3)                                --                          --            --                          --
  Natural Resources Portfolio (Class 3)                     --                          --            --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)              2,343,678               $       13.29        16,613               $        7.03
  Alliance Growth Portfolio (Class 1)                5,808,340                       32.94        38,347                        9.23
  Balanced Portfolio (Class 1)                       3,043,316                       16.72        25,764                        9.43
  Blue Chip Growth Portfolio (Class 1)               1,031,437                        6.41        45,876                        7.79
  Capital Growth Portfolio (Class 1)                   863,616                        7.51            --                          --
  Cash Management Portfolio (Class 1)                6,072,906                       13.30        27,826                       10.28
  Corporate Bond Portfolio (Class 1)                 4,774,010                       23.88            --                          --
  Davis Venture Value Portfolio (Class 1)           14,017,094                       35.94       124,476                       12.50
  "Dogs" of Wall Street Portfolio (Class 1)          1,636,926                       12.42            --                          --
  Emerging Markets Portfolio (Class 1)               2,970,842                       23.24         9,849                       34.81
  Equity Opportunities Portfolio (Class 1)           1,837,635                       18.70            --                          --
  Fundamental Growth Portfolio (Class 1)             2,734,427                       18.09        22,672                        7.46
  Global Bond Portfolio (Class 1)                    2,337,294                       22.78        25,816                       14.96
  Global Equities Portfolio (Class 1)                3,064,875                       21.20         8,793                        9.74
  Growth Opportunities Portfolio (Class 1)           1,987,443                        6.12            --                          --
  Growth-Income Portfolio (Class 1)                  5,452,570                       27.02        81,217                        8.57
  High-Yield Bond Portfolio (Class 1)                3,824,480                       22.20            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                        4,238,741                       13.41            --                          --
  International Growth and Income Portfolio
    (Class 1)                                        4,199,494                       14.12        88,283                       10.12
  Marsico Focused Growth Portfolio (Class 1)         1,326,403                       11.86            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                        2,535,967                       23.27        25,352                       11.25
  MFS Total Return Portfolio (Class 1)               6,288,762                       28.02       102,582                       13.06
  Mid-Cap Growth Portfolio (Class 1)                 3,480,708                       12.13        71,787                        7.22
  Real Estate Portfolio (Class 1)                    1,601,562                       22.22            --                          --
  Technology Portfolio (Class 1)                     4,757,364                        2.44            --                          --
  Telecom Utility Portfolio (Class 1)                1,026,040                       16.22            --                          --
  Total Return Bond Portfolio (Class 1)              2,732,126                       26.51            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                          --            --                          --
  Alliance Growth Portfolio (Class 2)                       --                          --            --                          --
  Balanced Portfolio (Class 2)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 2)                      --                          --            --                          --
  Capital Growth Portfolio (Class 2)                        --                          --            --                          --
  Cash Management Portfolio (Class 2)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 2)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 2)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 2)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 2)                  --                          --            --                          --
  Foreign Value Portfolio (Class 2)                         --                          --            --                          --
  Fundamental Growth Portfolio (Class 2)                    --                          --            --                          --
  Global Bond Portfolio (Class 2)                           --                          --            --                          --
  Global Equities Portfolio (Class 2)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 2)                  --                          --            --                          --
  Growth-Income Portfolio (Class 2)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 2)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 2)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                        --                          --            --                          --
  Real Estate Portfolio (Class 2)                           --                          --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --            --                          --
  Technology Portfolio (Class 2)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                     --                          --            --                          --
  Alliance Growth Portfolio (Class 3)                       --                          --            --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  American Funds Growth SAST Portfolio (Class 3)            --                          --            --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  Balanced Portfolio (Class 3)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 3)                      --                          --            --                          --
  Capital Growth Portfolio (Class 3)                        --                          --            --                          --
  Cash Management Portfolio (Class 3)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 3)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 3)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 3)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 3)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 3)                  --                          --            --                          --
  Foreign Value Portfolio (Class 3)                  1,390,358                       16.87            --                          --
  Fundamental Growth Portfolio (Class 3)                    --                          --            --                          --
  Global Bond Portfolio (Class 3)                           --                          --            --                          --
  Global Equities Portfolio (Class 3)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 3)                  --                          --            --                          --
  Growth-Income Portfolio (Class 3)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 3)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 3)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 3)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 3)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 3)                      --                          --            --                          --

                                                  Contracts With Total Expenses of 1.52(4)  Contracts With Total Expenses of 1.55(5)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation      units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --            --                          --
  Growth Portfolio (Class 1)                                --                          --            --                          --
  Natural Resources Portfolio (Class 1)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 2)                   6,380                       27.29            --                          --
  Capital Appreciation Portfolio (Class 2)              17,487                       52.24        17,391                       51.61
  Government and Quality Bond Portfolio
    (Class 2)                                           70,213                       19.69            --                          --
  Growth Portfolio (Class 2)                            25,485                       33.07            --                          --
  Natural Resources Portfolio (Class 2)                  5,827                       58.45            --                          --
  Asset Allocation Portfolio (Class 3)                 247,861                       27.03         9,859                       11.47
  Capital Appreciation Portfolio (Class 3)             829,798                       51.41       453,811                       12.96
  Government and Quality Bond Portfolio
    (Class 3)                                        2,968,427                       19.51       822,248                       11.46
  Growth Portfolio (Class 3)                           414,553                       32.81        29,105                       10.51
  Natural Resources Portfolio (Class 3)                250,362                       57.79        94,597                       12.61

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                          --            --                          --
  Balanced Portfolio (Class 1)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                          --            --                          --
  Capital Growth Portfolio (Class 1)                        --                          --            --                          --
  Cash Management Portfolio (Class 1)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                          --            --                          --
  Global Bond Portfolio (Class 1)                           --                          --            --                          --
  Global Equities Portfolio (Class 1)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Growth-Income Portfolio (Class 1)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --            --                          --
  Real Estate Portfolio (Class 1)                           --                          --            --                          --
  Technology Portfolio (Class 1)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 2)                  7,649                       13.09            --                          --
  Alliance Growth Portfolio (Class 2)                   12,904                       32.35         4,678                       32.23
  Balanced Portfolio (Class 2)                          13,060                       16.48            --                          --
  Blue Chip Growth Portfolio (Class 2)                  43,976                        6.33            --                          --
  Capital Growth Portfolio (Class 2)                     1,895                        7.41            --                          --
  Cash Management Portfolio (Class 2)                   74,878                       13.12            --                          --
  Corporate Bond Portfolio (Class 2)                    38,055                       23.56            --                          --
  Davis Venture Value Portfolio (Class 2)               39,697                       35.41        10,346                       35.35
  "Dogs" of Wall Street Portfolio (Class 2)              1,965                       12.26            --                          --
  Emerging Markets Portfolio (Class 2)                  13,404                       22.93            --                          --
  Equity Opportunities Portfolio (Class 2)              22,669                       18.45            --                          --
  Foreign Value Portfolio (Class 2)                      8,331                       16.99            --                          --
  Fundamental Growth Portfolio (Class 2)                 3,917                       17.83            --                          --
  Global Bond Portfolio (Class 2)                       14,799                       22.46            --                          --
  Global Equities Portfolio (Class 2)                   16,501                       20.92         6,051                       20.89
  Growth Opportunities Portfolio (Class 2)               5,487                        6.04            --                          --
  Growth-Income Portfolio (Class 2)                     10,091                       26.61            --                          --
  High-Yield Bond Portfolio (Class 2)                   12,095                       21.89            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                           41,115                       13.23            --                          --
  International Growth and Income Portfolio
    (Class 2)                                           18,571                       13.95            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                            6,945                       22.98            --                          --
  MFS Total Return Portfolio (Class 2)                  27,863                       27.64            --                          --
  Mid-Cap Growth Portfolio (Class 2)                    28,930                       11.95        17,630                       11.94
  Real Estate Portfolio (Class 2)                       14,180                       21.92            --                          --
  Small & Mid Cap Value Portfolio (Class 2)             31,750                       20.45            --                          --
  Technology Portfolio (Class 2)                         8,188                        2.40         8,694                        2.40
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                152,587                       12.97        42,160                        8.37
  Alliance Growth Portfolio (Class 3)                  571,237                       32.10        16,316                       10.51
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                              865                       10.21       384,555                       10.17
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           62,130                       11.24     1,326,554                       11.31
  American Funds Growth SAST Portfolio (Class 3)        67,714                       10.30       825,488                       10.24
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           52,659                        9.34       414,422                        9.49
  Balanced Portfolio (Class 3)                         161,966                       16.35       121,445                       10.74
  Blue Chip Growth Portfolio (Class 3)                 191,182                        6.28       287,698                       10.62
  Capital Growth Portfolio (Class 3)                   243,114                        7.33        12,817                        9.77
  Cash Management Portfolio (Class 3)                1,869,611                       13.02       100,741                        9.92
  Corporate Bond Portfolio (Class 3)                 2,019,375                       23.28       770,490                       13.49
  Davis Venture Value Portfolio (Class 3)            1,394,864                       35.14       907,358                        9.91
  "Dogs" of Wall Street Portfolio (Class 3)            132,750                       12.15        87,173                       10.38
  Emerging Markets Portfolio (Class 3)                 670,718                       22.71       199,484                       14.18
  Equity Opportunities Portfolio (Class 3)             403,071                       18.29        12,146                        9.70
  Foreign Value Portfolio (Class 3)                  1,401,801                       16.87     1,493,966                        9.52
  Fundamental Growth Portfolio (Class 3)               125,017                       17.68        23,291                       10.43
  Global Bond Portfolio (Class 3)                      518,024                       22.29       345,639                       12.64
  Global Equities Portfolio (Class 3)                  157,166                       20.70        70,623                        9.67
  Growth Opportunities Portfolio (Class 3)             891,665                        5.98       429,700                       11.61
  Growth-Income Portfolio (Class 3)                     61,464                       26.40        43,758                        8.98
  High-Yield Bond Portfolio (Class 3)                  394,621                       21.72       197,950                       10.91
  International Diversified Equities Portfolio
    (Class 3)                                        1,450,083                       13.14        71,860                       10.00
  International Growth and Income Portfolio
    (Class 3)                                          925,675                       13.78        97,061                        8.21
  Marsico Focused Growth Portfolio (Class 3)            56,226                       11.59       243,830                       10.73
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                          144,140                       22.79       708,148                       10.60
  MFS Total Return Portfolio (Class 3)                 894,594                       27.42        92,688                       10.53

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.52(2)  Contracts With Total Expenses of 1.52(3)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --            --               $          --
  Real Estate Portfolio (Class 3)                           --                          --            --                          --
  Small & Mid Cap Value Portfolio (Class 3)          1,012,851                       20.30            --                          --
  Small Company Value Portfolio (Class 3)                   --                          --            --                          --
  Technology Portfolio (Class 3)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 3)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 3)                     --                          --            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          467,275               $       10.74            --               $          --
  Invesco Van Kampen V.I. Comstock Fund              4,926,791                       12.39            --                          --
  Invesco Van Kampen V.I. Growth and Income Fund     3,853,713                       14.07            --                          --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --        22,286               $       11.74
  Columbia Large Cap Value Fund, Variable Series            --                          --        35,531                       11.43
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --        65,586                       12.29

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --        54,817               $       18.55
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --       120,098                       11.42
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --        57,507                       10.91
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --        25,154                       15.28
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --        38,941                       11.58
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --        25,707                       17.75

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                    4,750,892               $       15.87            --               $          --
  Global Growth Fund (Class 2)                       4,390,035                       23.01            --                          --
  Growth Fund (Class 2)                              6,238,826                       19.79            --                          --
  Growth-Income Fund (Class 2)                       8,669,780                       16.40            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                        3,523,021               $       11.89            --               $          --
  Mid Cap Value Portfolio                            2,282,157                       13.75            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --            --               $          --
  Allocation Growth Portfolio                               --                          --            --                          --
  Allocation Moderate Growth Portfolio                      --                          --            --                          --
  Allocation Moderate Portfolio                             --                          --            --                          --
  Real Return Portfolio                                     --                          --            --                          --

                                                  Contracts With Total Expenses of 1.52(4)  Contracts With Total Expenses of 1.55(5)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation              Unit value of
                                                     units                    accumulation     units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                  units
------------------------------------------------  ------------               -------------  ------------              --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   547,776               $       11.86       149,661              $        12.07
  Real Estate Portfolio (Class 3)                      425,034                       21.74       688,607                        7.76
  Small & Mid Cap Value Portfolio (Class 3)          1,320,961                       20.30       847,053                       12.17
  Small Company Value Portfolio (Class 3)              554,128                        9.76       498,448                       10.60
  Technology Portfolio (Class 3)                       817,450                        2.38        19,990                       10.76
  Telecom Utility Portfolio (Class 3)                   21,229                       15.89         9,673                       11.78
  Total Return Bond Portfolio (Class 3)                 77,079                       25.96     1,994,513                       12.76

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          137,894               $       10.91        26,718              $        11.80
  Invesco Van Kampen V.I. Comstock Fund                904,711                       12.48       863,589                        9.50
  Invesco Van Kampen V.I. Growth and Income Fund     1,764,355                       13.97       941,148                        9.89

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --        19,846              $         6.57
  Equity Income Account (Class 1)                           --                          --       327,934                        9.52
  Government & High Quality Bond Account
    (Class 1)                                               --                          --       101,246                        7.87
  Income Account (Class 1)                                  --                          --       187,808                        8.93
  LargeCap Blend Account II (Class 1)                       --                          --       149,032                        6.51
  LargeCap Growth Account (Class 1)                         --                          --        28,756                        7.12
  MidCap Blend Account (Class 1)                            --                          --        27,986                       10.46
  Money Market Account (Class 1)                            --                          --       189,314                        6.02
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --       130,392                       12.75
  Real Estate Securities Account (Class 1)                  --                          --         5,725                       17.51
  SAM Balanced Portfolio (Class 1)                          --                          --     1,118,359                       10.70
  SAM Conservative Balanced Portfolio (Class 1)             --                          --       124,399                        8.01
  SAM Conservative Growth Portfolio (Class 1)               --                          --       659,924                       10.70
  SAM Flexible Income Portfolio (Class 1)                   --                          --       103,848                        9.39
  SAM Strategic Growth Portfolio (Class 1)                  --                          --       202,959                       11.30
  Short-Term Income Account (Class 1)                       --                          --        47,806                        7.46
  SmallCap Growth Account II (Class 1)                      --                          --        16,191                        6.65
  SmallCap Value Account I (Class 1)                        --                          --         1,501                        9.35
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --              $           --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                          413,137               $       18.48            --              $           --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                        1,227,280                       11.47            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --              $           --
  Global Growth Fund (Class 2)                       1,680,471                       23.01            --                          --
  Growth Fund (Class 2)                              2,339,518                       19.79            --                          --
  Growth-Income Fund (Class 2)                       2,187,771                       16.40            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          695,816               $       11.89       456,006              $         9.13
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                       48,694               $       10.21            --              $           --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                29,547                        9.21            --                          --
  BB&T Special Opportunities Equity VIF                128,945                       15.03            --                          --
  BB&T Total Return Bond VIF                           146,183                       12.36            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --              $           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --       317,736              $        10.46
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --        97,824                        9.22

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --       509,590              $        11.45
  Allocation Growth Portfolio                               --                          --        77,788                       11.13
  Allocation Moderate Growth Portfolio                      --                          --       554,283                       11.12
  Allocation Moderate Portfolio                             --                          --       524,671                       11.40
  Real Return Portfolio                                     --                          --       786,067                       11.40

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.55(6)   Contracts With Total Expenses of 1.65
                                                  ----------------------------------------   -------------------------------------
                                                  Accumulation               Unit value of   Accumulation            Unit value of
                                                     units                    accumulation       units                accumulation
Variable Accounts                                 outstanding                    units        outstanding                units
------------------------------------------------  ------------               -------------   ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --             --            $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --             --                       --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --             --                       --
  Growth Portfolio (Class 1)                                --                          --             --                       --
  Natural Resources Portfolio (Class 1)                     --                          --             --                       --
  Asset Allocation Portfolio (Class 2)                      --                          --             --                       --
  Capital Appreciation Portfolio (Class 2)              24,424                       53.00             --                       --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --             --                       --
  Growth Portfolio (Class 2)                                --                          --             --                       --
  Natural Resources Portfolio (Class 2)                     --                          --             --                       --
  Asset Allocation Portfolio (Class 3)                      --                          --         16,002                    11.42
  Capital Appreciation Portfolio (Class 3)                  --                          --        309,642                    12.87
  Government and Quality Bond Portfolio
    (Class 3)                                               --                          --        908,136                    11.40
  Growth Portfolio (Class 3)                                --                          --         75,544                    10.43
  Natural Resources Portfolio (Class 3)                     --                          --        121,523                    12.49

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --             --            $          --
  Alliance Growth Portfolio (Class 1)                       --                          --             --                       --
  Balanced Portfolio (Class 1)                              --                          --             --                       --
  Blue Chip Growth Portfolio (Class 1)                      --                          --             --                       --
  Capital Growth Portfolio (Class 1)                        --                          --             --                       --
  Cash Management Portfolio (Class 1)                       --                          --             --                       --
  Corporate Bond Portfolio (Class 1)                        --                          --             --                       --
  Davis Venture Value Portfolio (Class 1)                   --                          --             --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --             --                       --
  Emerging Markets Portfolio (Class 1)                      --                          --             --                       --
  Equity Opportunities Portfolio (Class 1)                  --                          --             --                       --
  Fundamental Growth Portfolio (Class 1)                    --                          --             --                       --
  Global Bond Portfolio (Class 1)                           --                          --             --                       --
  Global Equities Portfolio (Class 1)                       --                          --             --                       --
  Growth Opportunities Portfolio (Class 1)                  --                          --             --                       --
  Growth-Income Portfolio (Class 1)                         --                          --             --                       --
  High-Yield Bond Portfolio (Class 1)                       --                          --             --                       --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --             --                       --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --             --                       --
  Marsico Focused Growth Portfolio (Class 1)                --                          --             --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --             --                       --
  MFS Total Return Portfolio (Class 1)                      --                          --             --                       --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --             --                       --
  Real Estate Portfolio (Class 1)                           --                          --             --                       --
  Technology Portfolio (Class 1)                            --                          --             --                       --
  Telecom Utility Portfolio (Class 1)                       --                          --             --                       --
  Total Return Bond Portfolio (Class 1)                     --                          --             --                       --
  Aggressive Growth Portfolio (Class 2)                     --                          --             --                       --
  Alliance Growth Portfolio (Class 2)                    8,672                       32.52             --                       --
  Balanced Portfolio (Class 2)                              --                          --             --                       --
  Blue Chip Growth Portfolio (Class 2)                      --                          --             --                       --
  Capital Growth Portfolio (Class 2)                        --                          --             --                       --
  Cash Management Portfolio (Class 2)                       --                          --             --                       --
  Corporate Bond Portfolio (Class 2)                        --                          --             --                       --
  Davis Venture Value Portfolio (Class 2)                   --                          --             --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --             --                       --
  Emerging Markets Portfolio (Class 2)                      --                          --             --                       --
  Equity Opportunities Portfolio (Class 2)                  --                          --             --                       --
  Foreign Value Portfolio (Class 2)                         --                          --             --                       --
  Fundamental Growth Portfolio (Class 2)                    --                          --             --                       --
  Global Bond Portfolio (Class 2)                           --                          --             --                       --
  Global Equities Portfolio (Class 2)                   12,676                       20.97             --                       --
  Growth Opportunities Portfolio (Class 2)                  --                          --             --                       --
  Growth-Income Portfolio (Class 2)                         --                          --             --                       --
  High-Yield Bond Portfolio (Class 2)                       --                          --             --                       --
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --             --                       --
  International Growth and Income Portfolio
    (Class 2)                                               --                          --             --                       --
  Marsico Focused Growth Portfolio (Class 2)                --                          --             --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --             --                       --
  MFS Total Return Portfolio (Class 2)                      --                          --             --                       --
  Mid-Cap Growth Portfolio (Class 2)                    11,927                       11.97             --                       --
  Real Estate Portfolio (Class 2)                           --                          --             --                       --
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --             --                       --
  Technology Portfolio (Class 2)                        65,246                        2.40             --                       --
  Telecom Utility Portfolio (Class 2)                       --                          --             --                       --
  Total Return Bond Portfolio (Class 2)                     --                          --             --                       --
  Aggressive Growth Portfolio (Class 3)                     --                          --         28,310                     8.40
  Alliance Growth Portfolio (Class 3)                       --                          --         12,871                    10.46
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                          --        385,669                    10.13
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                          --        814,089                    11.25
  American Funds Growth SAST Portfolio (Class 3)            --                          --        595,448                    10.19
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                          --        558,090                     9.46
  Balanced Portfolio (Class 3)                              --                          --         37,683                    10.64
  Blue Chip Growth Portfolio (Class 3)                      --                          --        213,250                    10.58
  Capital Growth Portfolio (Class 3)                        --                          --         80,708                     9.68
  Cash Management Portfolio (Class 3)                       --                          --        279,969                     9.87
  Corporate Bond Portfolio (Class 3)                        --                          --        723,535                    13.41
  Davis Venture Value Portfolio (Class 3)                   --                          --        619,291                     9.86
  "Dogs" of Wall Street Portfolio (Class 3)                 --                          --         41,280                    10.34
  Emerging Markets Portfolio (Class 3)                      --                          --        259,970                    14.07
  Equity Opportunities Portfolio (Class 3)                  --                          --         11,904                     9.68
  Foreign Value Portfolio (Class 3)                         --                          --        891,249                     9.48
  Fundamental Growth Portfolio (Class 3)                    --                          --        154,029                    10.34
  Global Bond Portfolio (Class 3)                           --                          --        407,057                    12.59
  Global Equities Portfolio (Class 3)                       --                          --         64,269                     9.63
  Growth Opportunities Portfolio (Class 3)                  --                          --        308,965                    11.56
  Growth-Income Portfolio (Class 3)                         --                          --         16,481                     8.98
  High-Yield Bond Portfolio (Class 3)                       --                          --        158,406                    10.83
  International Diversified Equities Portfolio
    (Class 3)                                               --                          --        129,836                     9.92
  International Growth and Income Portfolio
    (Class 3)                                               --                          --        458,561                     8.16
  Marsico Focused Growth Portfolio (Class 3)                --                          --        198,030                    10.65
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                          --        482,347                    10.50
  MFS Total Return Portfolio (Class 3)                      --                          --        220,148                    10.48

                                                  Contracts With Total Expenses of 1.70   Contracts With Total Expenses of 1.72(4)
                                                  -------------------------------------   ----------------------------------------
                                                  Accumulation            Unit value of   Accumulation               Unit value of
                                                     units                 accumulation      units                    accumulation
Variable Accounts                                 outstanding                 units       outstanding                    units
------------------------------------------------  ------------            -------------   ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --             --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --             --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --             --                          --
  Growth Portfolio (Class 1)                                --                       --             --                          --
  Natural Resources Portfolio (Class 1)                     --                       --             --                          --
  Asset Allocation Portfolio (Class 2)                      --                       --         19,051                       26.85
  Capital Appreciation Portfolio (Class 2)              15,179                    52.33         31,247                       51.43
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --         78,139                       19.34
  Growth Portfolio (Class 2)                                --                       --         19,895                       32.51
  Natural Resources Portfolio (Class 2)                     --                       --          6,767                       57.33
  Asset Allocation Portfolio (Class 3)                      --                       --        441,675                       26.61
  Capital Appreciation Portfolio (Class 3)                  --                       --      1,220,818                       50.59
  Government and Quality Bond Portfolio
    (Class 3)                                               --                       --      4,450,627                       19.19
  Growth Portfolio (Class 3)                                --                       --        645,001                       32.27
  Natural Resources Portfolio (Class 3)                     --                       --        412,700                       56.76

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --                      $ -             --                         $ -
  Alliance Growth Portfolio (Class 1)                       --                       --             --                          --
  Balanced Portfolio (Class 1)                              --                       --             --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                       --             --                          --
  Capital Growth Portfolio (Class 1)                        --                       --             --                          --
  Cash Management Portfolio (Class 1)                       --                       --             --                          --
  Corporate Bond Portfolio (Class 1)                        --                       --             --                          --
  Davis Venture Value Portfolio (Class 1)                   --                       --             --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --             --                          --
  Emerging Markets Portfolio (Class 1)                      --                       --             --                          --
  Equity Opportunities Portfolio (Class 1)                  --                       --             --                          --
  Fundamental Growth Portfolio (Class 1)                    --                       --             --                          --
  Global Bond Portfolio (Class 1)                           --                       --             --                          --
  Global Equities Portfolio (Class 1)                       --                       --             --                          --
  Growth Opportunities Portfolio (Class 1)                  --                       --             --                          --
  Growth-Income Portfolio (Class 1)                         --                       --             --                          --
  High-Yield Bond Portfolio (Class 1)                       --                       --             --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --             --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --             --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                       --             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --             --                          --
  MFS Total Return Portfolio (Class 1)                      --                       --             --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --             --                          --
  Real Estate Portfolio (Class 1)                           --                       --             --                          --
  Technology Portfolio (Class 1)                            --                       --             --                          --
  Telecom Utility Portfolio (Class 1)                       --                       --             --                          --
  Total Return Bond Portfolio (Class 1)                     --                       --             --                          --
  Aggressive Growth Portfolio (Class 2)                     --                       --          8,666                       12.91
  Alliance Growth Portfolio (Class 2)                   11,905                    32.09         14,221                       31.83
  Balanced Portfolio (Class 2)                              --                       --         14,400                       16.21
  Blue Chip Growth Portfolio (Class 2)                      --                       --         33,273                        6.23
  Capital Growth Portfolio (Class 2)                        --                       --         23,035                        7.31
  Cash Management Portfolio (Class 2)                       --                       --         26,626                       12.92
  Corporate Bond Portfolio (Class 2)                        --                       --         36,005                       23.16
  Davis Venture Value Portfolio (Class 2)                   --                       --         45,410                       34.77
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --         13,738                       12.08
  Emerging Markets Portfolio (Class 2)                      --                       --          8,529                       22.59
  Equity Opportunities Portfolio (Class 2)                  --                       --          7,828                       18.17
  Foreign Value Portfolio (Class 2)                         --                       --         13,259                       16.69
  Fundamental Growth Portfolio (Class 2)                    --                       --         21,534                       17.57
  Global Bond Portfolio (Class 2)                           --                       --         14,853                       22.14
  Global Equities Portfolio (Class 2)                    7,076                    21.37         10,893                       20.63
  Growth Opportunities Portfolio (Class 2)                  --                       --         28,596                        5.93
  Growth-Income Portfolio (Class 2)                         --                       --         21,249                       26.21
  High-Yield Bond Portfolio (Class 2)                       --                       --         23,350                       21.58
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --         56,845                       13.05
  International Growth and Income Portfolio
    (Class 2)                                               --                       --         22,650                       13.73
  Marsico Focused Growth Portfolio (Class 2)                --                       --             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --         10,444                       22.59
  MFS Total Return Portfolio (Class 2)                      --                       --         61,523                       27.19
  Mid-Cap Growth Portfolio (Class 2)                    22,511                    11.79         34,438                       11.74
  Real Estate Portfolio (Class 2)                           --                       --         12,750                       21.61
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --         18,774                       20.09
  Technology Portfolio (Class 2)                        53,477                     2.36          8,253                        2.36
  Telecom Utility Portfolio (Class 2)                       --                       --             --                          --
  Total Return Bond Portfolio (Class 2)                     --                       --             --                          --
  Aggressive Growth Portfolio (Class 3)                     --                       --        105,871                       12.72
  Alliance Growth Portfolio (Class 3)                       --                       --        942,751                       31.57
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                       --            873                       10.15
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                       --         60,669                       11.16
  American Funds Growth SAST Portfolio (Class 3)            --                       --        175,204                       10.23
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                       --         78,895                        9.27
  Balanced Portfolio (Class 3)                              --                       --        236,346                       16.06
  Blue Chip Growth Portfolio (Class 3)                      --                       --        336,805                        6.16
  Capital Growth Portfolio (Class 3)                        --                       --        552,432                        7.21
  Cash Management Portfolio (Class 3)                       --                       --      2,137,480                       12.81
  Corporate Bond Portfolio (Class 3)                        --                       --      3,117,442                       22.97
  Davis Venture Value Portfolio (Class 3)                   --                       --      2,290,949                       34.56
  "Dogs" of Wall Street Portfolio (Class 3)                 --                       --        244,722                       11.95
  Emerging Markets Portfolio (Class 3)                      --                       --        962,280                       22.30
  Equity Opportunities Portfolio (Class 3)                  --                       --        486,067                       17.97
  Foreign Value Portfolio (Class 3)                         --                       --      2,180,675                       16.59
  Fundamental Growth Portfolio (Class 3)                    --                       --        251,916                       17.35
  Global Bond Portfolio (Class 3)                           --                       --        671,710                       21.86
  Global Equities Portfolio (Class 3)                       --                       --        212,099                       20.37
  Growth Opportunities Portfolio (Class 3)                  --                       --      1,121,068                        5.88
  Growth-Income Portfolio (Class 3)                         --                       --         78,432                       25.94
  High-Yield Bond Portfolio (Class 3)                       --                       --        635,437                       21.34
  International Diversified Equities Portfolio
    (Class 3)                                               --                       --      2,464,741                       12.91
  International Growth and Income Portfolio
    (Class 3)                                               --                       --      1,579,386                       13.58
  Marsico Focused Growth Portfolio (Class 3)                --                       --        180,741                       11.41
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                       --        262,521                       22.42
  MFS Total Return Portfolio (Class 3)                      --                       --      1,763,795                       26.95

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.55(6)    Contracts With Total Expenses of 1.65
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --       121,353               $       12.03
  Real Estate Portfolio (Class 3)                           --                          --       537,477                        7.71
  Small & Mid Cap Value Portfolio (Class 3)                 --                          --       679,401                       12.12
  Small Company Value Portfolio (Class 3)                   --                          --       337,499                       10.56
  Technology Portfolio (Class 3)                            --                          --        17,756                       10.69
  Telecom Utility Portfolio (Class 3)                       --                          --        13,930                       11.78
  Total Return Bond Portfolio (Class 3)                     --                          --     1,417,701                       12.73

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --               $          --        16,582               $       11.79
  Invesco Van Kampen V.I. Comstock Fund                 47,954                       12.42       558,828                        9.46
  Invesco Van Kampen V.I. Growth and Income Fund            --                          --       818,139                        9.83

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)          140,894                        6.43            --                          --
  Equity Income Account (Class 2)                    1,100,717                        9.28            --                          --
  Government & High Quality Bond Account
    (Class 2)                                          127,159                        7.67            --                          --
  Income Account (Class 2)                             442,363                        8.76            --                          --
  LargeCap Blend Account II (Class 2)                   74,175                        6.34            --                          --
  LargeCap Growth Account (Class 2)                     41,137                        6.98            --                          --
  MidCap Blend Account (Class 2)                        60,367                       10.19            --                          --
  Money Market Account (Class 2)                       294,125                        5.89            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                          226,086                       12.41            --                          --
  Real Estate Securities Account (Class 2)              13,945                       17.73            --                          --
  SAM Balanced Portfolio (Class 2)                   2,340,462                       10.48            --                          --
  SAM Conservative Balanced Portfolio (Class 2)        589,054                        7.85            --                          --
  SAM Conservative Growth Portfolio (Class 2)          838,114                       10.44            --                          --
  SAM Flexible Income Portfolio (Class 2)              928,584                        9.16            --                          --
  SAM Strategic Growth Portfolio (Class 2)             456,298                       11.05            --                          --
  Short-Term Income Account (Class 2)                  175,096                        7.31            --                          --
  SmallCap Growth Account II (Class 2)                  35,035                        6.48            --                          --
  SmallCap Value Account I (Class 2)                     6,576                        9.32            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --               $          --       414,855               $        9.05
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --       141,103               $       10.40
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --       137,138                        9.20

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --       124,985               $       11.38
  Allocation Growth Portfolio                               --                          --         5,487                       11.07
  Allocation Moderate Growth Portfolio                      --                          --       248,225                       11.06
  Allocation Moderate Portfolio                             --                          --       232,720                       11.33
  Real Return Portfolio                                     --                          --       377,750                       11.33

                                                   Contracts With Total Expenses of 1.70    Contracts With Total Expenses of 1.72(4)
                                                  ---------------------------------------   ----------------------------------------
                                                  Accumulation              Unit value of   Accumulation              Unit value of
                                                     units                   accumulation       units                  accumulation
Variable Accounts                                  outstanding                  units       outstanding                   units
------------------------------------------------  ------------              -------------   ------------              --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --              $          --        802,366              $       11.66
  Real Estate Portfolio (Class 3)                           --                         --        798,158                      21.37
  Small & Mid Cap Value Portfolio (Class 3)                 --                         --      1,927,377                      19.96
  Small Company Value Portfolio (Class 3)                   --                         --        896,132                       9.67
  Technology Portfolio (Class 3)                            --                         --      1,200,949                       2.34
  Telecom Utility Portfolio (Class 3)                       --                         --         35,718                      15.57
  Total Return Bond Portfolio (Class 3)                     --                         --        120,858                      25.51

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --              $          --        226,822              $       10.74
  Invesco Van Kampen V.I. Comstock Fund                 77,205                      12.22      1,386,748                      12.31
  Invesco Van Kampen V.I. Growth and Income Fund            --                         --      2,883,982                      13.74

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --              $          --             --              $          --
  Equity Income Account (Class 1)                           --                         --             --                         --
  Government & High Quality Bond Account
    (Class 1)                                               --                         --             --                         --
  Income Account (Class 1)                                  --                         --             --                         --
  LargeCap Blend Account II (Class 1)                       --                         --             --                         --
  LargeCap Growth Account (Class 1)                         --                         --             --                         --
  MidCap Blend Account (Class 1)                            --                         --             --                         --
  Money Market Account (Class 1)                            --                         --             --                         --
  Principal Capital Appreciation Account
    (Class 1)                                               --                         --             --                         --
  Real Estate Securities Account (Class 1)                  --                         --             --                         --
  SAM Balanced Portfolio (Class 1)                          --                         --             --                         --
  SAM Conservative Balanced Portfolio (Class 1)             --                         --             --                         --
  SAM Conservative Growth Portfolio (Class 1)               --                         --             --                         --
  SAM Flexible Income Portfolio (Class 1)                   --                         --             --                         --
  SAM Strategic Growth Portfolio (Class 1)                  --                         --             --                         --
  Short-Term Income Account (Class 1)                       --                         --             --                         --
  SmallCap Growth Account II (Class 1)                      --                         --             --                         --
  SmallCap Value Account I (Class 1)                        --                         --             --                         --
  Diversified International Account (Class 2)           49,005                       6.32             --                         --
  Equity Income Account (Class 2)                      139,024                       9.15             --                         --
  Government & High Quality Bond Account
    (Class 2)                                           40,383                       7.57             --                         --
  Income Account (Class 2)                              79,247                       8.65             --                         --
  LargeCap Blend Account II (Class 2)                   15,153                       6.26             --                         --
  LargeCap Growth Account (Class 2)                     17,998                       6.88             --                         --
  MidCap Blend Account (Class 2)                        13,397                      10.09             --                         --
  Money Market Account (Class 2)                        69,710                       5.80             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                           45,845                      12.25             --                         --
  Real Estate Securities Account (Class 2)              10,577                      17.35             --                         --
  SAM Balanced Portfolio (Class 2)                   1,084,659                      10.35             --                         --
  SAM Conservative Balanced Portfolio (Class 2)        216,816                       7.76             --                         --
  SAM Conservative Growth Portfolio (Class 2)        1,037,779                      10.32             --                         --
  SAM Flexible Income Portfolio (Class 2)              175,908                       9.04             --                         --
  SAM Strategic Growth Portfolio (Class 2)             549,827                      10.90             --                         --
  Short-Term Income Account (Class 2)                   76,478                       7.22             --                         --
  SmallCap Growth Account II (Class 2)                  14,195                       6.39             --                         --
  SmallCap Value Account I (Class 2)                    11,646                       9.23             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --              $          --             --              $          --
  Columbia Large Cap Value Fund, Variable Series            --                         --             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                         --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --              $          --        420,587              $       18.18
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                         --      1,266,562                      11.29
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                         --             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                         --             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                         --             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                         --             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --              $          --             --              $         --
  Global Growth Fund (Class 2)                              --                         --      2,348,676                      22.64
  Growth Fund (Class 2)                                     --                         --      4,045,830                      19.46
  Growth-Income Fund (Class 2)                              --                         --      4,033,466                      16.12
  Asset Allocation Fund (Class 3)                           --                         --             --                         --
  Cash Management Fund (Class 3)                            --                         --             --                         --
  Growth Fund (Class 3)                                     --                         --             --                         --
  Growth-Income Fund (Class 3)                              --                         --             --                         --
  High-Income Bond Fund (Class 3)                           --                         --             --                         --
  International Fund (Class 3)                              --                         --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                         --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --              $          --      1,305,285              $       11.65
  Mid Cap Value Portfolio                                   --                         --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --              $          --         11,305              $        9.97
  BB&T Mid Cap Growth VIF                                   --                         --             --                         --
  BB&T Select Equity VIF                                    --                         --         20,261                       8.94
  BB&T Special Opportunities Equity VIF                     --                         --        135,477                      14.89
  BB&T Total Return Bond VIF                                --                         --         89,903                      12.34

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --              $          --             --              $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --              $          --             --              $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                         --             --                         --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --              $          --             --              $          --
  Allocation Growth Portfolio                               --                         --             --                         --
  Allocation Moderate Growth Portfolio                      --                         --             --                         --
  Allocation Moderate Portfolio                             --                         --             --                         --
  Real Return Portfolio                                     --                         --             --                         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.77(1)  Contracts With Total Expenses of 1.77(2)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                 outstanding                    units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $         --         28,843               $       27.01
  Capital Appreciation Portfolio (Class 1)                  --                         --        171,747                       51.13
  Government and Quality Bond Portfolio
    (Class 1)                                               --                         --        200,453                       19.45
  Growth Portfolio (Class 1)                                --                         --         64,910                       32.66
  Natural Resources Portfolio (Class 1)                     --                         --         34,461                       57.58
  Asset Allocation Portfolio (Class 2)                  81,499                      26.68             --                          --
  Capital Appreciation Portfolio (Class 2)             150,940                      50.62             --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                          458,591                      19.22             --                          --
  Growth Portfolio (Class 2)                           141,057                      32.31             --                          --
  Natural Resources Portfolio (Class 2)                 82,152                      56.88             --                          --
  Asset Allocation Portfolio (Class 3)                  84,782                      26.73             --                          --
  Capital Appreciation Portfolio (Class 3)             890,816                      50.35             --                          --
  Government and Quality Bond Portfolio (Class 3)    4,785,763                      19.09             --                          --
  Growth Portfolio (Class 3)                           536,834                      32.10             --                          --
  Natural Resources Portfolio (Class 3)                356,439                      56.61             --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $         --         18,886               $       12.97
  Alliance Growth Portfolio (Class 1)                       --                         --         70,800                       32.13
  Balanced Portfolio (Class 1)                              --                         --         38,593                       16.31
  Blue Chip Growth Portfolio (Class 1)                      --                         --         56,189                        6.25
  Capital Growth Portfolio (Class 1)                        --                         --         58,111                        7.32
  Cash Management Portfolio (Class 1)                       --                         --        132,926                       12.98
  Corporate Bond Portfolio (Class 1)                        --                         --        163,530                       23.28
  Davis Venture Value Portfolio (Class 1)                   --                         --        293,423                       35.05
  "Dogs" of Wall Street Portfolio (Class 1)                 --                         --         48,627                       12.11
  Emerging Markets Portfolio (Class 1)                      --                         --         44,024                       22.68
  Equity Opportunities Portfolio (Class 1)                  --                         --         66,127                       18.23
  Fundamental Growth Portfolio (Class 1)                    --                         --         32,090                       17.64
  Global Bond Portfolio (Class 1)                           --                         --         53,776                       22.22
  Global Equities Portfolio (Class 1)                       --                         --         27,696                       20.68
  Growth Opportunities Portfolio (Class 1)                  --                         --         61,919                        5.97
  Growth-Income Portfolio (Class 1)                         --                         --         69,345                       26.35
  High-Yield Bond Portfolio (Class 1)                       --                         --         82,747                       21.68
  International Diversified Equities Portfolio
    (Class 1)                                               --                         --         63,755                       13.08
  International Growth and Income Portfolio
    (Class 1)                                               --                         --        138,753                       13.77
  Marsico Focused Growth Portfolio (Class 1)                --                         --        135,016                       11.56
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                         --         41,674                       22.70
  MFS Total Return Portfolio (Class 1)                      --                         --        294,309                       27.34
  Mid-Cap Growth Portfolio (Class 1)                        --                         --        243,843                       11.83
  Real Estate Portfolio (Class 1)                           --                         --         29,331                       21.67
  Technology Portfolio (Class 1)                            --                         --        168,495                        2.38
  Telecom Utility Portfolio (Class 1)                       --                         --         19,923                       15.82
  Total Return Bond Portfolio (Class 1)                     --                         --         36,659                       25.90
  Aggressive Growth Portfolio (Class 2)                 55,313                      12.79             --                          --
  Alliance Growth Portfolio (Class 2)                   97,253                      31.56             --                          --
  Balanced Portfolio (Class 2)                          80,640                      16.11             --                          --
  Blue Chip Growth Portfolio (Class 2)                 101,017                       6.19             --                          --
  Capital Growth Portfolio (Class 2)                    47,271                       7.24             --                          --
  Cash Management Portfolio (Class 2)                  272,280                      12.84             --                          --
  Corporate Bond Portfolio (Class 2)                   227,075                      23.00             --                          --
  Davis Venture Value Portfolio (Class 2)              304,055                      34.58             --                          --
  "Dogs" of Wall Street Portfolio (Class 2)             85,013                      11.97             --                          --
  Emerging Markets Portfolio (Class 2)                  87,394                      22.41             --                          --
  Equity Opportunities Portfolio (Class 2)              67,050                      18.03             --                          --
  Foreign Value Portfolio (Class 2)                    154,886                      16.63             --                          --
  Fundamental Growth Portfolio (Class 2)                26,002                      17.43             --                          --
  Global Bond Portfolio (Class 2)                       73,994                      21.94             --                          --
  Global Equities Portfolio (Class 2)                   40,688                      20.42             --                          --
  Growth Opportunities Portfolio (Class 2)             126,403                       5.89             --                          --
  Growth-Income Portfolio (Class 2)                     70,556                      26.01             --                          --
  High-Yield Bond Portfolio (Class 2)                  151,453                      21.39             --                          --
  International Diversified Equities Portfolio
    (Class 2)                                          177,492                      12.92             --                          --
  International Growth and Income Portfolio
    (Class 2)                                          139,313                      13.64             --                          --
  Marsico Focused Growth Portfolio (Class 2)           206,699                      11.43             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                           79,164                      22.45             --                          --
  MFS Total Return Portfolio (Class 2)                 269,626                      27.00             --                          --
  Mid-Cap Growth Portfolio (Class 2)                   192,518                      11.68             --                          --
  Real Estate Portfolio (Class 2)                       87,289                      21.40             --                          --
  Small & Mid Cap Value Portfolio (Class 2)            169,423                      20.03             --                          --
  Technology Portfolio (Class 2)                       205,477                       2.35             --                          --
  Telecom Utility Portfolio (Class 2)                   54,672                      15.67             --                          --
  Total Return Bond Portfolio (Class 2)                125,100                      25.53             --                          --
  Aggressive Growth Portfolio (Class 3)                122,396                      12.70             --                          --
  Alliance Growth Portfolio (Class 3)                  315,865                      31.41             --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                        1,973,618                      10.10             --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                        5,100,896                      11.12             --                          --
  American Funds Growth SAST Portfolio (Class 3)     4,643,466                      10.19             --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                        4,725,818                       9.24             --                          --
  Balanced Portfolio (Class 3)                         151,953                      16.00             --                          --
  Blue Chip Growth Portfolio (Class 3)               1,094,877                       6.14             --                          --
  Capital Growth Portfolio (Class 3)                 1,622,303                       7.24             --                          --
  Cash Management Portfolio (Class 3)                1,358,203                      12.73             --                          --
  Corporate Bond Portfolio (Class 3)                 3,769,385                      22.82             --                          --
  Davis Venture Value Portfolio (Class 3)            1,743,233                      34.39             --                          --
  "Dogs" of Wall Street Portfolio (Class 3)            253,272                      11.90             --                          --
  Emerging Markets Portfolio (Class 3)               1,078,011                      22.24             --                          --
  Equity Opportunities Portfolio (Class 3)             105,722                      17.90             --                          --
  Foreign Value Portfolio (Class 3)                  3,163,957                      16.50         49,985                       16.50
  Fundamental Growth Portfolio (Class 3)             1,140,191                      17.29             --                          --
  Global Bond Portfolio (Class 3)                    1,194,007                      21.74             --                          --
  Global Equities Portfolio (Class 3)                  190,039                      20.19             --                          --
  Growth Opportunities Portfolio (Class 3)           3,184,783                       5.86             --                          --
  Growth-Income Portfolio (Class 3)                     64,194                      25.83             --                          --
  High-Yield Bond Portfolio (Class 3)                  656,224                      21.25             --                          --
  International Diversified Equities Portfolio
    (Class 3)                                        1,975,340                      12.85             --                          --
  International Growth and Income Portfolio
    (Class 3)                                        3,030,774                      13.53             --                          --
  Marsico Focused Growth Portfolio (Class 3)           863,675                      11.35             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                        1,195,419                      22.31             --                          --
  MFS Total Return Portfolio (Class 3)                 806,682                      26.82             --                          --

                                                  Contracts With Total Expenses of 1.77(3)   Contracts With Total Expenses of 1.80
                                                  ----------------------------------------  ---------------------------------------
                                                   Accumulation              Unit value of  Accumulation             Unit value of
                                                      units                   accumulation      units                 accumulation
Variable Accounts                                  outstanding                   units       outstanding                 units
------------------------------------------------  -------------              -------------  ------------             --------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --              $          --            --              $         --
  Capital Appreciation Portfolio (Class 1)               28,683                      13.83            --                        --
  Government and Quality Bond Portfolio
    (Class 1)                                            60,104                      13.28            --                        --
  Growth Portfolio (Class 1)                                 --                         --            --                        --
  Natural Resources Portfolio (Class 1)                      --                         --            --                        --
  Asset Allocation Portfolio (Class 2)                       --                         --            --                        --
  Capital Appreciation Portfolio (Class 2)                   --                         --        15,323                     50.32
  Government and Quality Bond Portfolio
    (Class 2)                                                --                         --            --                        --
  Growth Portfolio (Class 2)                                 --                         --            --                        --
  Natural Resources Portfolio (Class 2)                      --                         --            --                        --
  Asset Allocation Portfolio (Class 3)                       --                         --            24                     11.38
  Capital Appreciation Portfolio (Class 3)                   --                         --        14,519                     12.82
  Government and Quality Bond Portfolio (Class 3)            --                         --        43,365                     11.34
  Growth Portfolio (Class 3)                                 --                         --         9,953                     10.38
  Natural Resources Portfolio (Class 3)                      --                         --        17,597                     12.47

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                   2,112              $        6.86            --              $         --
  Alliance Growth Portfolio (Class 1)                    27,635                       8.80            --                        --
  Balanced Portfolio (Class 1)                          113,212                       9.20            --                        --
  Blue Chip Growth Portfolio (Class 1)                   17,921                       7.60            --                        --
  Capital Growth Portfolio (Class 1)                         --                         --            --                        --
  Cash Management Portfolio (Class 1)                    26,276                      10.11            --                        --
  Corporate Bond Portfolio (Class 1)                         --                         --            --                        --
  Davis Venture Value Portfolio (Class 1)                44,142                      12.09            --                        --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                         --            --                        --
  Emerging Markets Portfolio (Class 1)                    4,894                      33.98            --                        --
  Equity Opportunities Portfolio (Class 1)                   --                         --            --                        --
  Fundamental Growth Portfolio (Class 1)                  2,029                       7.28            --                        --
  Global Bond Portfolio (Class 1)                        19,090                      14.59            --                        --
  Global Equities Portfolio (Class 1)                     3,987                       9.51            --                        --
  Growth Opportunities Portfolio (Class 1)                   --                         --            --                        --
  Growth-Income Portfolio (Class 1)                      25,061                       8.36            --                        --
  High-Yield Bond Portfolio (Class 1)                        --                         --            --                        --
  International Diversified Equities Portfolio
    (Class 1)                                                --                         --            --                        --
  International Growth and Income Portfolio
    (Class 1)                                            33,758                       9.88            --                        --
  Marsico Focused Growth Portfolio (Class 1)                 --                         --            --                        --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                             8,735                      10.41            --                        --
  MFS Total Return Portfolio (Class 1)                   18,851                      12.75            --                        --
  Mid-Cap Growth Portfolio (Class 1)                     13,556                       7.05            --                        --
  Real Estate Portfolio (Class 1)                            --                         --            --                        --
  Technology Portfolio (Class 1)                             --                         --            --                        --
  Telecom Utility Portfolio (Class 1)                        --                         --            --                        --
  Total Return Bond Portfolio (Class 1)                      --                         --            --                        --
  Aggressive Growth Portfolio (Class 2)                      --                         --            --                        --
  Alliance Growth Portfolio (Class 2)                        --                         --           712                     31.72
  Balanced Portfolio (Class 2)                               --                         --            --                        --
  Blue Chip Growth Portfolio (Class 2)                       --                         --            --                        --
  Capital Growth Portfolio (Class 2)                         --                         --            --                        --
  Cash Management Portfolio (Class 2)                        --                         --            --                        --
  Corporate Bond Portfolio (Class 2)                         --                         --            --                        --
  Davis Venture Value Portfolio (Class 2)                    --                         --         3,432                     34.52
  "Dogs" of Wall Street Portfolio (Class 2)                  --                         --            --                        --
  Emerging Markets Portfolio (Class 2)                       --                         --            --                        --
  Equity Opportunities Portfolio (Class 2)                   --                         --            --                        --
  Foreign Value Portfolio (Class 2)                          --                         --            --                        --
  Fundamental Growth Portfolio (Class 2)                     --                         --            --                        --
  Global Bond Portfolio (Class 2)                            --                         --            --                        --
  Global Equities Portfolio (Class 2)                        --                         --         2,358                     20.47
  Growth Opportunities Portfolio (Class 2)                   --                         --            --                        --
  Growth-Income Portfolio (Class 2)                          --                         --            --                        --
  High-Yield Bond Portfolio (Class 2)                        --                         --            --                        --
  International Diversified Equities Portfolio
    (Class 2)                                                --                         --            --                        --
  International Growth and Income Portfolio
    (Class 2)                                                --                         --            --                        --
  Marsico Focused Growth Portfolio (Class 2)                 --                         --            --                        --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                         --            --                        --
  MFS Total Return Portfolio (Class 2)                       --                         --            --                        --
  Mid-Cap Growth Portfolio (Class 2)                         --                         --         9,822                     11.67
  Real Estate Portfolio (Class 2)                            --                         --            --                        --
  Small & Mid Cap Value Portfolio (Class 2)                  --                         --            --                        --
  Technology Portfolio (Class 2)                             --                         --        44,691                      2.35
  Telecom Utility Portfolio (Class 2)                        --                         --            --                        --
  Total Return Bond Portfolio (Class 2)                      --                         --            --                        --
  Aggressive Growth Portfolio (Class 3)                      --                         --           795                      8.28
  Alliance Growth Portfolio (Class 3)                        --                         --         9,006                     10.39
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                                --                         --        11,519                     10.05
  American Funds Global Growth SAST Portfolio
    (Class 3)                                                --                         --        20,646                     11.19
  American Funds Growth SAST Portfolio (Class 3)             --                         --        20,778                     10.13
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                                --                         --        17,153                      9.39
  Balanced Portfolio (Class 3)                               --                         --            25                     10.59
  Blue Chip Growth Portfolio (Class 3)                       --                         --         2,338                     10.50
  Capital Growth Portfolio (Class 3)                         --                         --         8,708                      9.60
  Cash Management Portfolio (Class 3)                        --                         --        15,707                      9.81
  Corporate Bond Portfolio (Class 3)                         --                         --        34,342                     13.34
  Davis Venture Value Portfolio (Class 3)                    --                         --        28,649                      9.81
  "Dogs" of Wall Street Portfolio (Class 3)                  --                         --           103                     10.12
  Emerging Markets Portfolio (Class 3)                       --                         --        10,066                     14.01
  Equity Opportunities Portfolio (Class 3)                   --                         --           199                      9.50
  Foreign Value Portfolio (Class 3)                          --                         --        23,733                      9.41
  Fundamental Growth Portfolio (Class 3)                     --                         --        15,064                     10.30
  Global Bond Portfolio (Class 3)                            --                         --        12,025                     12.50
  Global Equities Portfolio (Class 3)                        --                         --            23                      9.54
  Growth Opportunities Portfolio (Class 3)                   --                         --         6,598                     11.48
  Growth-Income Portfolio (Class 3)                          --                         --           262                      8.71
  High-Yield Bond Portfolio (Class 3)                        --                         --         2,567                     10.81
  International Diversified Equities Portfolio
    (Class 3)                                                --                         --        15,895                      9.89
  International Growth and Income Portfolio
    (Class 3)                                                --                         --        31,935                      8.12
  Marsico Focused Growth Portfolio (Class 3)                 --                         --         8,974                     10.60
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                                --                         --         5,337                     10.43
  MFS Total Return Portfolio (Class 3)                       --                         --         5,150                     10.35

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.77(1)  Contracts With Total Expenses of 1.77(2)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   910,676               $       11.60            --               $          --
  Real Estate Portfolio (Class 3)                    1,522,078                       21.29            --                          --
  Small & Mid Cap Value Portfolio (Class 3)          3,150,352                       19.85        30,313                       19.85
  Small Company Value Portfolio (Class 3)            2,709,369                        9.64            --                          --
  Technology Portfolio (Class 3)                     1,084,586                        2.33            --                          --
  Telecom Utility Portfolio (Class 3)                   91,198                       15.71            --                          --
  Total Return Bond Portfolio (Class 3)              2,807,462                       25.60            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          184,763               $       10.56        44,908               $       10.45
  Invesco Van Kampen V.I. Comstock Fund              2,807,535                       12.14       290,160                       12.12
  Invesco Van Kampen V.I. Growth and Income Fund     4,876,824                       13.74       193,272                       13.76

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                     154,029                       10.48            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)           84,414                       10.48            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)              37,943                       11.07            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                       28,778                        8.87            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                     135,627                       10.26            --                          --
  SAM Conservative Balanced Portfolio (Class 2)         42,906                       10.86            --                          --
  SAM Conservative Growth Portfolio (Class 2)           19,188                       10.23            --                          --
  SAM Flexible Income Portfolio (Class 2)                    5                       11.22            --                          --
  SAM Strategic Growth Portfolio (Class 2)              33,457                       10.84            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                 155               $       11.46            --               $          --
  Columbia Large Cap Value Fund, Variable Series        12,602                       11.14            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                               3,680                       11.98            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                          108,292               $       18.12            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                          245,312                       11.14            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                           16,265                       10.66            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                       761                       14.92            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                              112                       10.54            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                      8,284                       17.36            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                       14,046               $       15.54       257,432               $       15.54
  Global Growth Fund (Class 2)                         490,589                       22.53       114,543                       22.53
  Growth Fund (Class 2)                                721,534                       19.38       218,421                       19.38
  Growth-Income Fund (Class 2)                         861,033                       16.06       318,066                       16.06
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                        3,274,720               $       11.62       211,672               $       11.62
  Mid Cap Value Portfolio                                3,394                       13.45       159,779                       13.45

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                       34,998               $       10.04            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                45,193                        9.05            --                          --
  BB&T Special Opportunities Equity VIF                215,166                       14.81            --                          --
  BB&T Total Return Bond VIF                           136,382                       12.19            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               19               $        9.69            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                      661,827               $       10.36            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                    839,747                        9.16            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                        274,532               $       11.43            --               $          --
  Allocation Growth Portfolio                           35,292                       11.12            --                          --
  Allocation Moderate Growth Portfolio                 969,272                       11.11            --                          --
  Allocation Moderate Portfolio                        615,869                       11.38            --                          --
  Real Return Portfolio                              1,345,773                       11.38            --                          --

                                                  Contracts With Total Expenses of 1.77(3)    Contracts With Total Expenses of 1.80
                                                  ----------------------------------------   ---------------------------------------
                                                  Accumulation               Unit value of   Accumulation              Unit value of
                                                     units                    accumulation       units                  accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------   ------------              -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --          3,134             $        11.87
  Real Estate Portfolio (Class 3)                           --                          --         24,531                       7.67
  Small & Mid Cap Value Portfolio (Class 3)                 --                          --         25,997                      12.04
  Small Company Value Portfolio (Class 3)                   --                          --         12,851                      10.49
  Technology Portfolio (Class 3)                            --                          --            836                      10.58
  Telecom Utility Portfolio (Class 3)                       --                          --          2,201                      11.71
  Total Return Bond Portfolio (Class 3)                     --                          --         10,528                      12.59

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --               $          --             24             $        11.64
  Invesco Van Kampen V.I. Comstock Fund                     --                          --         12,154                       9.40
  Invesco Van Kampen V.I. Growth and Income Fund            --                          --         32,317                       9.79

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --         16,614                     $ 6.44
  Equity Income Account (Class 1)                           --                          --        217,556                       9.29
  Government & High Quality Bond Account
    (Class 1)                                               --                          --        114,446                       7.70
  Income Account (Class 1)                                  --                          --         89,377                       8.72
  LargeCap Blend Account II (Class 1)                       --                          --         55,794                       6.36
  LargeCap Growth Account (Class 1)                         --                          --          5,675                       6.95
  MidCap Blend Account (Class 1)                            --                          --         45,125                      10.22
  Money Market Account (Class 1)                            --                          --         15,689                       5.83
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --         97,145                      12.46
  Real Estate Securities Account (Class 1)                  --                          --              9                      17.31
  SAM Balanced Portfolio (Class 1)                          --                          --      1,169,044                      10.45
  SAM Conservative Balanced Portfolio (Class 1)             --                          --        126,385                       7.82
  SAM Conservative Growth Portfolio (Class 1)               --                          --        455,010                      10.46
  SAM Flexible Income Portfolio (Class 1)                   --                          --        185,877                       9.15
  SAM Strategic Growth Portfolio (Class 1)                  --                          --         75,661                      11.07
  Short-Term Income Account (Class 1)                       --                          --        146,038                       7.26
  SmallCap Growth Account II (Class 1)                      --                          --         27,745                       6.49
  SmallCap Value Account I (Class 1)                        --                          --          1,798                       9.16
  Diversified International Account (Class 2)               --                          --             --                         --
  Equity Income Account (Class 2)                           --                          --             --                         --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --             --                         --
  Income Account (Class 2)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 2)                       --                          --             --                         --
  LargeCap Growth Account (Class 2)                         --                          --             --                         --
  MidCap Blend Account (Class 2)                            --                          --             --                         --
  Money Market Account (Class 2)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --             --                         --
  Real Estate Securities Account (Class 2)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 2)                          --                          --             --                         --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --             --                         --
  SAM Conservative Growth Portfolio (Class 2)               --                          --             --                         --
  SAM Flexible Income Portfolio (Class 2)                   --                          --             --                         --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --             --                         --
  Short-Term Income Account (Class 2)                       --                          --             --                         --
  SmallCap Growth Account II (Class 2)                      --                          --             --                         --
  SmallCap Value Account I (Class 2)                        --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                               7,196               $       11.46             --             $           --
  Columbia Large Cap Value Fund, Variable Series        40,734                       11.14             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                              17,450                       11.98             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                           23,881               $       18.12             --             $            -
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                           45,392                       11.14             --                         --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                           18,959                       10.66             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                    11,182                       14.92             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                           26,717                       10.54             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                     15,817                       17.36             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --             --             $           --
  Global Growth Fund (Class 2)                              --                          --             --                         --
  Growth Fund (Class 2)                                     --                          --             --                         --
  Growth-Income Fund (Class 2)                              --                          --             --                         --
  Asset Allocation Fund (Class 3)                           --                          --             --                         --
  Cash Management Fund (Class 3)                            --                          --             --                         --
  Growth Fund (Class 3)                                     --                          --             --                         --
  Growth-Income Fund (Class 3)                              --                          --             --                         --
  High-Income Bond Fund (Class 3)                           --                          --             --                         --
  International Fund (Class 3)                              --                          --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --               $          --         18,945             $         9.05
  Mid Cap Value Portfolio                                   --                          --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --             --             $           --
  BB&T Mid Cap Growth VIF                                   --                          --             --                         --
  BB&T Select Equity VIF                                    --                          --             --                         --
  BB&T Special Opportunities Equity VIF                     --                          --             --                         --
  BB&T Total Return Bond VIF                                --                          --             --                         --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --             --             $           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --          1,911             $        10.36
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --          1,280                       9.15

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --          6,723             $        11.28
  Allocation Growth Portfolio                               --                          --          2,304                      10.97
  Allocation Moderate Growth Portfolio                      --                          --         12,136                      10.96
  Allocation Moderate Portfolio                             --                          --          8,926                      11.23
  Real Return Portfolio                                     --                          --          3,052                      11.23

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.90  Contracts With Total Expenses of 1.95(6)
                                                  -------------------------------------  ----------------------------------------
                                                  Accumulation            Unit value of  Accumulation               Unit value of
                                                     units                 accumulation      units                   accumulation
Variable Accounts                                 outstanding                 units       outstanding                   units
------------------------------------------------  ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --            --                          --
  Growth Portfolio (Class 1)                                --                       --            --                          --
  Natural Resources Portfolio (Class 1)                     --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                      --                       --            --                          --
  Capital Appreciation Portfolio (Class 2)                  --                       --         3,212                       51.20
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --            --                          --
  Growth Portfolio (Class 2)                                --                       --            --                          --
  Natural Resources Portfolio (Class 2)                     --                       --            --                          --
  Asset Allocation Portfolio (Class 3)                   7,522                    11.28            --                          --
  Capital Appreciation Portfolio (Class 3)             335,571                    12.72            --                          --
  Government and Quality Bond Portfolio
    (Class 3)                                        1,251,110                    11.31            --                          --
  Growth Portfolio (Class 3)                           220,090                    10.35            --                          --
  Natural Resources Portfolio (Class 3)                130,974                    12.38            --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --            $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                       --            --                          --
  Balanced Portfolio (Class 1)                              --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                       --            --                          --
  Capital Growth Portfolio (Class 1)                        --                       --            --                          --
  Cash Management Portfolio (Class 1)                       --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                       --            --                          --
  Global Bond Portfolio (Class 1)                           --                       --            --                          --
  Global Equities Portfolio (Class 1)                       --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                       --            --                          --
  Growth-Income Portfolio (Class 1)                         --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --            --                          --
  Real Estate Portfolio (Class 1)                           --                       --            --                          --
  Technology Portfolio (Class 1)                            --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                       --            --                          --
  Alliance Growth Portfolio (Class 2)                       --                       --           162                       31.06
  Balanced Portfolio (Class 2)                              --                       --            --                          --
  Blue Chip Growth Portfolio (Class 2)                      --                       --            --                          --
  Capital Growth Portfolio (Class 2)                        --                       --            --                          --
  Cash Management Portfolio (Class 2)                       --                       --            --                          --
  Corporate Bond Portfolio (Class 2)                        --                       --            --                          --
  Davis Venture Value Portfolio (Class 2)                   --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --            --                          --
  Emerging Markets Portfolio (Class 2)                      --                       --            --                          --
  Equity Opportunities Portfolio (Class 2)                  --                       --            --                          --
  Foreign Value Portfolio (Class 2)                         --                       --            --                          --
  Fundamental Growth Portfolio (Class 2)                    --                       --            --                          --
  Global Bond Portfolio (Class 2)                           --                       --            --                          --
  Global Equities Portfolio (Class 2)                       --                       --           233                       20.18
  Growth Opportunities Portfolio (Class 2)                  --                       --            --                          --
  Growth-Income Portfolio (Class 2)                         --                       --            --                          --
  High-Yield Bond Portfolio (Class 2)                       --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                               --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --            --                          --
  MFS Total Return Portfolio (Class 2)                      --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                        --                       --         4,621                       11.53
  Real Estate Portfolio (Class 2)                           --                       --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --            --                          --
  Technology Portfolio (Class 2)                            --                       --         2,826                        2.31
  Telecom Utility Portfolio (Class 2)                       --                       --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                       --            --                          --
  Aggressive Growth Portfolio (Class 3)                 15,621                     8.34            --                          --
  Alliance Growth Portfolio (Class 3)                   11,808                    10.33            --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                          261,154                    10.03            --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                          944,837                    11.15            --                          --
  American Funds Growth SAST Portfolio (Class 3)       837,771                    10.11            --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                          798,920                     9.38            --                          --
  Balanced Portfolio (Class 3)                          27,503                    10.55            --                          --
  Blue Chip Growth Portfolio (Class 3)                 176,893                    10.45            --                          --
  Capital Growth Portfolio (Class 3)                   201,255                     9.60            --                          --
  Cash Management Portfolio (Class 3)                  142,515                     9.77            --                          --
  Corporate Bond Portfolio (Class 3)                   892,928                    13.30            --                          --
  Davis Venture Value Portfolio (Class 3)              690,175                     9.78            --                          --
  "Dogs" of Wall Street Portfolio (Class 3)             27,344                    10.25            --                          --
  Emerging Markets Portfolio (Class 3)                 264,793                    13.94            --                          --
  Equity Opportunities Portfolio (Class 3)              13,479                     9.59            --                          --
  Foreign Value Portfolio (Class 3)                    986,811                     9.40            --                          --
  Fundamental Growth Portfolio (Class 3)               328,041                    10.27            --                          --
  Global Bond Portfolio (Class 3)                      307,773                    12.48            --                          --
  Global Equities Portfolio (Class 3)                   45,860                     9.53            --                          --
  Growth Opportunities Portfolio (Class 3)             306,349                    11.43            --                          --
  Growth-Income Portfolio (Class 3)                     22,304                     8.90            --                          --
  High-Yield Bond Portfolio (Class 3)                  183,243                    10.70            --                          --
  International Diversified Equities Portfolio
    (Class 3)                                          333,105                     9.84            --                          --
  International Growth and Income Portfolio
    (Class 3)                                          687,234                     8.09            --                          --
  Marsico Focused Growth Portfolio (Class 3)           161,411                    10.54            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                          515,917                    10.39            --                          --
  MFS Total Return Portfolio (Class 3)                 187,551                    10.38            --                          --

                                                  Contracts With Total Expenses of 1.95(7)  Contracts With Total Expenses of 1.97(4)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation      units                  accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --            --                          --
  Growth Portfolio (Class 1)                                --                          --            --                          --
  Natural Resources Portfolio (Class 1)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 2)                      --                          --        27,486                       26.22
  Capital Appreciation Portfolio (Class 2)                  --                          --        10,659                       50.35
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --        26,799                       18.93
  Growth Portfolio (Class 2)                                --                          --         6,146                       31.84
  Natural Resources Portfolio (Class 2)                     --                          --         2,289                       56.16
  Asset Allocation Portfolio (Class 3)                   3,695                       11.28        17,254                       26.07
  Capital Appreciation Portfolio (Class 3)              28,500                       12.86       124,157                       49.53
  Government and Quality Bond Portfolio
    (Class 3)                                           31,403                       11.36       375,758                       18.78
  Growth Portfolio (Class 3)                             1,859                       10.32        50,194                       31.60
  Natural Resources Portfolio (Class 3)                101,257                       12.50        33,084                       55.62

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                          --            --                          --
  Balanced Portfolio (Class 1)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                          --            --                          --
  Capital Growth Portfolio (Class 1)                        --                          --            --                          --
  Cash Management Portfolio (Class 1)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                          --            --                          --
  Global Bond Portfolio (Class 1)                           --                          --            --                          --
  Global Equities Portfolio (Class 1)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Growth-Income Portfolio (Class 1)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --            --                          --
  Real Estate Portfolio (Class 1)                           --                          --            --                          --
  Technology Portfolio (Class 1)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                          --         3,803                       12.60
  Alliance Growth Portfolio (Class 2)                       --                          --         6,327                       31.15
  Balanced Portfolio (Class 2)                              --                          --        12,006                       15.87
  Blue Chip Growth Portfolio (Class 2)                      --                          --         2,473                        6.10
  Capital Growth Portfolio (Class 2)                        --                          --         2,229                        7.14
  Cash Management Portfolio (Class 2)                       --                          --         7,174                       12.64
  Corporate Bond Portfolio (Class 2)                        --                          --        22,441                       22.66
  Davis Venture Value Portfolio (Class 2)                   --                          --        16,512                       34.03
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --         4,671                       11.82
  Emerging Markets Portfolio (Class 2)                      --                          --         4,369                       22.07
  Equity Opportunities Portfolio (Class 2)                  --                          --         1,785                       17.73
  Foreign Value Portfolio (Class 2)                         --                          --         2,871                       16.14
  Fundamental Growth Portfolio (Class 2)                    --                          --         2,350                       17.14
  Global Bond Portfolio (Class 2)                           --                          --         4,590                       21.65
  Global Equities Portfolio (Class 2)                       --                          --         4,543                       20.19
  Growth Opportunities Portfolio (Class 2)                  --                          --         5,203                        5.80
  Growth-Income Portfolio (Class 2)                         --                          --         7,494                       25.56
  High-Yield Bond Portfolio (Class 2)                       --                          --         7,427                       21.03
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --        36,149                       12.75
  International Growth and Income Portfolio
    (Class 2)                                               --                          --         9,388                       13.46
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --         1,187                       22.18
  MFS Total Return Portfolio (Class 2)                      --                          --        28,649                       26.60
  Mid-Cap Growth Portfolio (Class 2)                        --                          --        15,864                       11.49
  Real Estate Portfolio (Class 2)                           --                          --         6,300                       21.11
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --         4,081                       19.69
  Technology Portfolio (Class 2)                            --                          --        28,270                        2.31
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                  7,075                        8.32         5,361                       12.46
  Alliance Growth Portfolio (Class 3)                       14                       10.37        46,986                       30.91
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           17,259                       10.03         2,106                       10.02
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           75,062                       11.22         2,197                       11.05
  American Funds Growth SAST Portfolio (Class 3)       100,608                       10.16           661                       10.11
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           76,473                        9.42         1,077                        9.17
  Balanced Portfolio (Class 3)                           7,564                       10.62        17,115                       15.74
  Blue Chip Growth Portfolio (Class 3)                  12,510                       10.53        27,742                        6.05
  Capital Growth Portfolio (Class 3)                        15                        9.61        35,060                        7.08
  Cash Management Portfolio (Class 3)                   13,392                        9.80       241,364                       12.54
  Corporate Bond Portfolio (Class 3)                    26,846                       13.38       167,942                       22.49
  Davis Venture Value Portfolio (Class 3)               68,361                        9.84       153,373                       33.84
  "Dogs" of Wall Street Portfolio (Class 3)              6,910                       10.30        14,614                       11.70
  Emerging Markets Portfolio (Class 3)                  35,159                       14.07        81,723                       21.88
  Equity Opportunities Portfolio (Class 3)                  15                        9.53        30,344                       17.49
  Foreign Value Portfolio (Class 3)                     81,005                        9.44       153,500                       16.24
  Fundamental Growth Portfolio (Class 3)                    14                       10.28        19,118                       16.79
  Global Bond Portfolio (Class 3)                       16,433                       12.52        57,547                       21.43
  Global Equities Portfolio (Class 3)                    8,189                        9.60        14,675                       19.94
  Growth Opportunities Portfolio (Class 3)              30,368                       11.51        60,324                        5.72
  Growth-Income Portfolio (Class 3)                      6,034                        8.80         8,646                       25.42
  High-Yield Bond Portfolio (Class 3)                   11,494                       10.81        40,428                       20.88
  International Diversified Equities Portfolio
    (Class 3)                                           14,919                        9.92       179,604                       12.65
  International Growth and Income Portfolio
    (Class 3)                                            6,540                        8.12       108,232                       13.29
  Marsico Focused Growth Portfolio (Class 3)            20,537                       10.64         2,982                       11.18
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           43,335                       10.51        26,230                       21.95
  MFS Total Return Portfolio (Class 3)                  14,767                       10.43       146,865                       26.36

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.90    Contracts With Total Expenses of 1.95(6)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   117,814               $       11.93            --               $          --
  Real Estate Portfolio (Class 3)                      692,299                        7.64            --                          --
  Small & Mid Cap Value Portfolio (Class 3)            810,517                       12.01            --                          --
  Small Company Value Portfolio (Class 3)              451,791                       10.47            --                          --
  Technology Portfolio (Class 3)                        24,489                       10.57            --                          --
  Telecom Utility Portfolio (Class 3)                   20,589                       11.64            --                          --
  Total Return Bond Portfolio (Class 3)              1,136,146                       12.62            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund           14,073               $       11.69            --               $          --
  Invesco Van Kampen V.I. Comstock Fund                569,063                        9.38        34,933                       11.93
  Invesco Van Kampen V.I. Growth and Income Fund     1,021,626                        9.76            --                          --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --         1,076                        6.23
  Equity Income Account (Class 2)                           --                          --        69,152                        8.95
  Government & High Quality Bond Account
    (Class 2)                                               --                          --        21,065                        7.41
  Income Account (Class 2)                                  --                          --        11,934                        8.45
  LargeCap Blend Account II (Class 2)                       --                          --         2,854                        6.11
  LargeCap Growth Account (Class 2)                         --                          --         1,751                        6.73
  MidCap Blend Account (Class 2)                            --                          --         6,860                        9.83
  Money Market Account (Class 2)                            --                          --        20,516                        5.68
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --        15,127                       11.97
  Real Estate Securities Account (Class 2)                  --                          --             4                       16.91
  SAM Balanced Portfolio (Class 2)                          --                          --       154,390                       10.10
  SAM Conservative Balanced Portfolio (Class 2)             --                          --        20,911                        7.57
  SAM Conservative Growth Portfolio (Class 2)               --                          --       103,165                       10.08
  SAM Flexible Income Portfolio (Class 2)                   --                          --        33,962                        8.86
  SAM Strategic Growth Portfolio (Class 2)                  --                          --        57,679                       10.67
  Short-Term Income Account (Class 2)                       --                          --         2,781                        7.06
  SmallCap Growth Account II (Class 2)                      --                          --         2,807                        6.27
  SmallCap Value Account I (Class 2)                        --                          --            13                        8.99

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          678,640               $        8.99            --               $          --
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                      158,467               $       10.29            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     57,724                        9.11            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                         92,686               $       11.33            --               $          --
  Allocation Growth Portfolio                            2,545                       11.00            --                          --
  Allocation Moderate Growth Portfolio                 309,639                       11.00            --                          --
  Allocation Moderate Portfolio                        172,227                       11.27            --                          --
  Real Return Portfolio                                332,126                       11.35            --                          --

                                                  Contracts With Total Expenses of 1.95(7)  Contracts With Total Expenses of 1.97(4)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     7,990               $       11.95        93,992               $       11.42
  Real Estate Portfolio (Class 3)                       35,629                        7.69        45,119                       20.96
  Small & Mid Cap Value Portfolio (Class 3)             44,449                       12.06       132,026                       19.54
  Small Company Value Portfolio (Class 3)               36,913                       10.51        47,260                        9.56
  Technology Portfolio (Class 3)                        10,626                       10.61       208,504                        2.29
  Telecom Utility Portfolio (Class 3)                    4,877                       11.70         2,408                       14.97
  Total Return Bond Portfolio (Class 3)                 86,532                       12.65         8,314                       24.62

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                9               $       11.66        19,395               $       10.51
  Invesco Van Kampen V.I. Comstock Fund                 44,446                        9.43       120,160                       11.92
  Invesco Van Kampen V.I. Growth and Income Fund        69,419                        9.81       220,013                       13.55

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --        30,596               $       17.78
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --       113,696                       11.04
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --       165,662                       22.17
  Growth Fund (Class 2)                                     --                          --       420,266                       19.07
  Growth-Income Fund (Class 2)                              --                          --       399,131                       15.79
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           18,975               $        9.06       114,044               $       11.36
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            27               $        9.61
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            50                        8.69
  BB&T Special Opportunities Equity VIF                     --                          --            27                       14.56
  BB&T Total Return Bond VIF                                --                          --            27                       11.66

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                        5,099               $       10.36            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         15                        9.09            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          8,184               $       11.18            --               $          --
  Allocation Growth Portfolio                            6,992                       10.87            --                          --
  Allocation Moderate Growth Portfolio                  82,764                       10.86            --                          --
  Allocation Moderate Portfolio                         15,089                       11.13            --                          --
  Real Return Portfolio                                 20,124                       11.13            --                          --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 2.02  Contracts With Total Expenses of 2.05
                                                  -------------------------------------  -------------------------------------
                                                  Accumulation            Unit value of  Accumulation            Unit value of
                                                     units                 accumulation      units                accumulation
Variable Accounts                                 outstanding                 units      outstanding                 units
------------------------------------------------  ------------            -------------  ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --            --            $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --            --                       --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --            --                       --
  Growth Portfolio (Class 1)                                --                       --            --                       --
  Natural Resources Portfolio (Class 1)                     --                       --            --                       --
  Asset Allocation Portfolio (Class 2)                      --                       --            --                       --
  Capital Appreciation Portfolio (Class 2)                  --                       --            --                       --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --            --                       --
  Growth Portfolio (Class 2)                                --                       --            --                       --
  Natural Resources Portfolio (Class 2)                     --                       --            --                       --
  Asset Allocation Portfolio (Class 3)                     849                    26.38           174                    11.16
  Capital Appreciation Portfolio (Class 3)              67,712                    49.72         3,902                    12.68
  Government and Quality Bond Portfolio
    (Class 3)                                          184,315                    18.88         5,189                    11.21
  Growth Portfolio (Class 3)                            13,580                    31.73            10                    10.24
  Natural Resources Portfolio (Class 3)                 38,861                    55.90         1,394                    12.26

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --            $          --            --            $          --
  Alliance Growth Portfolio (Class 1)                       --                       --            --                       --
  Balanced Portfolio (Class 1)                              --                       --            --                       --
  Blue Chip Growth Portfolio (Class 1)                      --                       --            --                       --
  Capital Growth Portfolio (Class 1)                        --                       --            --                       --
  Cash Management Portfolio (Class 1)                       --                       --            --                       --
  Corporate Bond Portfolio (Class 1)                        --                       --            --                       --
  Davis Venture Value Portfolio (Class 1)                   --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --            --                       --
  Emerging Markets Portfolio (Class 1)                      --                       --            --                       --
  Equity Opportunities Portfolio (Class 1)                  --                       --            --                       --
  Fundamental Growth Portfolio (Class 1)                    --                       --            --                       --
  Global Bond Portfolio (Class 1)                           --                       --            --                       --
  Global Equities Portfolio (Class 1)                       --                       --            --                       --
  Growth Opportunities Portfolio (Class 1)                  --                       --            --                       --
  Growth-Income Portfolio (Class 1)                         --                       --            --                       --
  High-Yield Bond Portfolio (Class 1)                       --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --            --                       --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 1)                --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --            --                       --
  MFS Total Return Portfolio (Class 1)                      --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --            --                       --
  Real Estate Portfolio (Class 1)                           --                       --            --                       --
  Technology Portfolio (Class 1)                            --                       --            --                       --
  Telecom Utility Portfolio (Class 1)                       --                       --            --                       --
  Total Return Bond Portfolio (Class 1)                     --                       --            --                       --
  Aggressive Growth Portfolio (Class 2)                     --                       --            --                       --
  Alliance Growth Portfolio (Class 2)                       --                       --            --                       --
  Balanced Portfolio (Class 2)                              --                       --            --                       --
  Blue Chip Growth Portfolio (Class 2)                      --                       --            --                       --
  Capital Growth Portfolio (Class 2)                        --                       --            --                       --
  Cash Management Portfolio (Class 2)                       --                       --            --                       --
  Corporate Bond Portfolio (Class 2)                        --                       --            --                       --
  Davis Venture Value Portfolio (Class 2)                   --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --            --                       --
  Emerging Markets Portfolio (Class 2)                      --                       --            --                       --
  Equity Opportunities Portfolio (Class 2)                  --                       --            --                       --
  Foreign Value Portfolio (Class 2)                         --                       --            --                       --
  Fundamental Growth Portfolio (Class 2)                    --                       --            --                       --
  Global Bond Portfolio (Class 2)                           --                       --            --                       --
  Global Equities Portfolio (Class 2)                       --                       --            --                       --
  Growth Opportunities Portfolio (Class 2)                  --                       --            --                       --
  Growth-Income Portfolio (Class 2)                         --                       --            --                       --
  High-Yield Bond Portfolio (Class 2)                       --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --            --                       --
  International Growth and Income Portfolio
    (Class 2)                                               --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 2)                --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --            --                       --
  MFS Total Return Portfolio (Class 2)                      --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 2)                        --                       --            --                       --
  Real Estate Portfolio (Class 2)                           --                       --            --                       --
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --            --                       --
  Technology Portfolio (Class 2)                            --                       --            --                       --
  Telecom Utility Portfolio (Class 2)                       --                       --            --                       --
  Total Return Bond Portfolio (Class 2)                     --                       --            --                       --
  Aggressive Growth Portfolio (Class 3)                  2,054                    12.54            36                     8.13
  Alliance Growth Portfolio (Class 3)                    5,467                    31.02            10                    10.24
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           96,781                     9.99            31                     9.69
  American Funds Global Growth SAST Portfolio
    (Class 3)                                          158,879                    11.01         2,858                    11.06
  American Funds Growth SAST Portfolio (Class 3)       448,076                    10.09         1,088                    10.00
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                          303,938                     9.14           963                     9.28
  Balanced Portfolio (Class 3)                           8,083                    15.79            20                    10.41
  Blue Chip Growth Portfolio (Class 3)                  76,174                     6.06           187                    10.35
  Capital Growth Portfolio (Class 3)                    61,010                     7.16            29                     9.36
  Cash Management Portfolio (Class 3)                   27,953                    12.60            29                     9.58
  Corporate Bond Portfolio (Class 3)                   207,684                    22.57             8                    13.19
  Davis Venture Value Portfolio (Class 3)               84,239                    33.98         5,507                     9.68
  "Dogs" of Wall Street Portfolio (Class 3)              3,466                    11.79            29                    10.05
  Emerging Markets Portfolio (Class 3)                  64,654                    21.98           521                    13.86
  Equity Opportunities Portfolio (Class 3)               1,165                    17.63            32                     9.42
  Foreign Value Portfolio (Class 3)                     74,649                    16.29         2,654                     9.31
  Fundamental Growth Portfolio (Class 3)                39,841                    17.05            15                    10.09
  Global Bond Portfolio (Class 3)                       32,077                    21.47         2,658                    12.36
  Global Equities Portfolio (Class 3)                   10,052                    19.96         1,662                     9.51
  Growth Opportunities Portfolio (Class 3)              86,621                     5.80             9                    11.34
  Growth-Income Portfolio (Class 3)                      1,410                    25.46            31                     8.83
  High-Yield Bond Portfolio (Class 3)                   11,626                    21.01            15                    10.45
  International Diversified Equities Portfolio
    (Class 3)                                           56,574                    12.71            10                     9.76
  International Growth and Income Portfolio
    (Class 3)                                          101,399                    13.38            13                     8.03
  Marsico Focused Growth Portfolio (Class 3)            27,369                    11.22            28                    10.31
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           25,149                    22.00            28                    10.33
  MFS Total Return Portfolio (Class 3)                  27,672                    26.52           127                    10.20

                                                   Contracts With Total Expenses of 2.17    Contracts With Total Expenses of 2.3
                                                   -------------------------------------  ----------------------------------------
                                                   Accumulation            Unit value of  Accumulation               Unit value of
                                                       units                accumulation      units                   accumulation
Variable Accounts                                   outstanding                units       outstanding                   units
------------------------------------------------   ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                                --                       --            --                          --
  Growth Portfolio (Class 1)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 1)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                       --                       --            --                          --
  Capital Appreciation Portfolio (Class 2)                   --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                                --                       --            --                          --
  Growth Portfolio (Class 2)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 2)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 3)                        5                    26.05            12                       11.14
  Capital Appreciation Portfolio (Class 3)                6,797                    49.44        27,825                       12.63
  Government and Quality Bond Portfolio
    (Class 3)                                            35,290                    18.77        25,291                       11.23
  Growth Portfolio (Class 3)                                  5                    31.46            15                       10.20
  Natural Resources Portfolio (Class 3)                   3,226                    55.54            13                       12.07

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --                $         --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                          --
  Balanced Portfolio (Class 1)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                          --
  Capital Growth Portfolio (Class 1)                         --                       --            --                          --
  Cash Management Portfolio (Class 1)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                          --
  Global Bond Portfolio (Class 1)                            --                       --            --                          --
  Global Equities Portfolio (Class 1)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Growth-Income Portfolio (Class 1)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                          --
  Real Estate Portfolio (Class 1)                            --                       --            --                          --
  Technology Portfolio (Class 1)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                      --                       --            --                          --
  Alliance Growth Portfolio (Class 2)                        --                       --            --                          --
  Balanced Portfolio (Class 2)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 2)                       --                       --            --                          --
  Capital Growth Portfolio (Class 2)                         --                       --            --                          --
  Cash Management Portfolio (Class 2)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 2)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 2)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 2)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 2)                   --                       --            --                          --
  Foreign Value Portfolio (Class 2)                          --                       --            --                          --
  Fundamental Growth Portfolio (Class 2)                     --                       --            --                          --
  Global Bond Portfolio (Class 2)                            --                       --            --                          --
  Global Equities Portfolio (Class 2)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 2)                   --                       --            --                          --
  Growth-Income Portfolio (Class 2)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 2)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 2)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                         --                       --            --                          --
  Real Estate Portfolio (Class 2)                            --                       --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --            --                          --
  Technology Portfolio (Class 2)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 2)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 2)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 3)                   1,235                    12.46            20                        8.24
  Alliance Growth Portfolio (Class 3)                     1,660                    30.92            14                       10.21
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                                13                     9.89        17,442                        9.94
  American Funds Global Growth SAST Portfolio
    (Class 3)                                            95,449                    10.97        58,688                       11.08
  American Funds Growth SAST Portfolio (Class 3)         61,394                    10.05        25,010                       10.04
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                            38,160                     9.11        15,186                        9.30
  Balanced Portfolio (Class 3)                                8                    15.67            13                       10.45
  Blue Chip Growth Portfolio (Class 3)                   34,821                     6.04        12,559                       10.38
  Capital Growth Portfolio (Class 3)                        654                     7.09            15                        9.49
  Cash Management Portfolio (Class 3)                    31,233                    12.43        41,427                        9.57
  Corporate Bond Portfolio (Class 3)                     33,644                    22.45        24,424                       13.20
  Davis Venture Value Portfolio (Class 3)                21,991                    33.79        40,213                        9.70
  "Dogs" of Wall Street Portfolio (Class 3)                  12                    11.68            15                       10.12
  Emerging Markets Portfolio (Class 3)                   20,226                    21.88        18,573                       13.85
  Equity Opportunities Portfolio (Class 3)                    8                    17.46            16                        9.48
  Foreign Value Portfolio (Class 3)                      54,576                    16.22        63,620                        9.33
  Fundamental Growth Portfolio (Class 3)                    157                    16.97            15                       10.15
  Global Bond Portfolio (Class 3)                        16,170                    21.36         9,990                       12.38
  Global Equities Portfolio (Class 3)                     2,254                    19.87            16                        9.43
  Growth Opportunities Portfolio (Class 3)               64,703                     5.77        29,527                       11.35
  Growth-Income Portfolio (Class 3)                         560                    25.21            16                        8.76
  High-Yield Bond Portfolio (Class 3)                    21,204                    20.87         8,412                       10.54
  International Diversified Equities Portfolio
    (Class 3)                                            25,616                    12.64        14,609                        9.74
  International Growth and Income Portfolio
    (Class 3)                                             4,856                    13.28            18                        8.01
  Marsico Focused Growth Portfolio (Class 3)             14,479                    11.16        16,140                       10.47
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                            24,255                    21.91        39,941                       10.32
  MFS Total Return Portfolio (Class 3)                        5                    26.25         1,160                       10.29

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 2.02     Contracts With Total Expenses of 2.05
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                    25,840               $       11.41            15               $       11.57
  Real Estate Portfolio (Class 3)                       55,447                       21.03            28                        7.59
  Small & Mid Cap Value Portfolio (Class 3)             95,855                       19.64         3,938                       11.89
  Small Company Value Portfolio (Class 3)               83,178                        9.54            10                       10.34
  Technology Portfolio (Class 3)                       202,112                        2.30            39                       10.45
  Telecom Utility Portfolio (Class 3)                    3,136                       15.53            21                       11.46
  Total Return Bond Portfolio (Class 3)                 65,112                       25.18         1,522                       12.53

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund            2,848               $       10.34           774               $       11.55
  Invesco Van Kampen V.I. Comstock Fund                 67,213                       12.01         2,322                        9.30
  Invesco Van Kampen V.I. Growth and Income Fund       108,170                       13.57            11                        9.65

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                            4                        8.72            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                           4                        9.95            --                          --
  SAM Conservative Balanced Portfolio (Class 2)              6                       10.67            --                          --
  SAM Conservative Growth Portfolio (Class 2)                4                        9.90            --                          --
  SAM Flexible Income Portfolio (Class 2)                    4                       10.88            --                          --
  SAM Strategic Growth Portfolio (Class 2)                   7                       10.65            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  11               $       11.29            --               $          --
  Columbia Large Cap Value Fund, Variable Series            12                       10.98            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  13                       11.83            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                            1,847               $       17.89            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                            3,051                       11.03            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               14                       10.53            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        10                       14.75            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               16                       10.43            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          8                       17.21            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          117,885               $       11.48            33               $        8.88
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           25               $        9.76            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    48                        8.85            --                          --
  BB&T Special Opportunities Equity VIF                 25,091                       14.62            --                          --
  BB&T Total Return Bond VIF                                28                       11.81            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                              --               $          --            --                $         --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       12,553               $       10.21           211               $       10.22
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     68,986                        9.04            32                        8.97

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          3,301               $       11.33            --               $          --
  Allocation Growth Portfolio                           24,821                       11.05            --                          --
  Allocation Moderate Growth Portfolio                  47,517                       11.07            --                          --
  Allocation Moderate Portfolio                         29,784                       11.32            --                          --
  Real Return Portfolio                                 28,041                       11.34            --                          --

                                                   Contracts With Total Expenses of 2.17      Contracts With Total Expenses of 2.30
                                                  ----------------------------------------   ---------------------------------------
                                                  Accumulation               Unit value of   Accumulation              Unit value of
                                                     units                    accumulation       units                  accumulation
Variable Accounts                                  outstanding                   units        outstanding                  units
------------------------------------------------  ------------               -------------   ------------              -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                    36,835               $       11.35          8,099              $       11.84
  Real Estate Portfolio (Class 3)                       22,496                       20.94         28,403                       7.58
  Small & Mid Cap Value Portfolio (Class 3)             34,770                       19.54         41,190                      11.93
  Small Company Value Portfolio (Class 3)               62,011                        9.50         26,149                      10.40
  Technology Portfolio (Class 3)                            70                        2.28             16                      10.46
  Telecom Utility Portfolio (Class 3)                    1,258                       15.42             13                      11.52
  Total Return Bond Portfolio (Class 3)                 60,263                       25.08         61,676                      12.53

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               15               $       10.27             14              $       11.52
  Invesco Van Kampen V.I. Comstock Fund                 48,170                       11.96         38,120                       9.31
  Invesco Van Kampen V.I. Growth and Income Fund        48,777                       13.50         43,027                       9.69

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --             --              $          --
  Equity Income Account (Class 1)                           --                          --             --                         --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --             --                         --
  Income Account (Class 1)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 1)                       --                          --             --                         --
  LargeCap Growth Account (Class 1)                         --                          --             --                         --
  MidCap Blend Account (Class 1)                            --                          --             --                         --
  Money Market Account (Class 1)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --             --                         --
  Real Estate Securities Account (Class 1)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 1)                          --                          --             --                         --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --             --                         --
  SAM Conservative Growth Portfolio (Class 1)               --                          --             --                         --
  SAM Flexible Income Portfolio (Class 1)                   --                          --             --                         --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --             --                         --
  Short-Term Income Account (Class 1)                       --                          --             --                         --
  SmallCap Growth Account II (Class 1)                      --                          --             --                         --
  SmallCap Value Account I (Class 1)                        --                          --             --                         --
  Diversified International Account (Class 2)               --                          --             --                         --
  Equity Income Account (Class 2)                           15                        8.65             --                         --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --             --                         --
  Income Account (Class 2)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 2)                       --                          --             --                         --
  LargeCap Growth Account (Class 2)                         --                          --             --                         --
  MidCap Blend Account (Class 2)                            --                          --             --                         --
  Money Market Account (Class 2)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --             --                         --
  Real Estate Securities Account (Class 2)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 2)                          13                        9.84             --                         --
  SAM Conservative Balanced Portfolio (Class 2)             11                       10.41             --                         --
  SAM Conservative Growth Portfolio (Class 2)               13                        9.87             --                         --
  SAM Flexible Income Portfolio (Class 2)                   11                       10.69             --                         --
  SAM Strategic Growth Portfolio (Class 2)                  13                       10.40             --                         --
  Short-Term Income Account (Class 2)                       --                          --             --                         --
  SmallCap Growth Account II (Class 2)                      --                          --             --                         --
  SmallCap Value Account I (Class 2)                        --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --             --              $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                            2,757               $       17.77             --              $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               13                       10.94             --                         --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --             --              $          --
  Global Growth Fund (Class 2)                              --                          --             --                         --
  Growth Fund (Class 2)                                     --                          --             --                         --
  Growth-Income Fund (Class 2)                              --                          --             --                         --
  Asset Allocation Fund (Class 3)                           --                          --             --                         --
  Cash Management Fund (Class 3)                            --                          --             --                         --
  Growth Fund (Class 3)                                     --                          --             --                         --
  Growth-Income Fund (Class 3)                              --                          --             --                         --
  High-Income Bond Fund (Class 3)                           --                          --             --                         --
  International Fund (Class 3)                              --                          --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           20,292               $       11.44         16,095              $        8.92
  Mid Cap Value Portfolio                                   --                          --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           29               $        9.76             --              $          --
  BB&T Mid Cap Growth VIF                                   --                          --             --                         --
  BB&T Select Equity VIF                                    31                        8.78             --                         --
  BB&T Special Opportunities Equity VIF                     20                       14.60             --                         --
  BB&T Total Return Bond VIF                                19                       11.82             --                         --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                              --                $         --             --               $         --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       27,296               $       10.16             14              $       10.18
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     14,759                        8.99             16                       9.01

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                         28,042               $       11.36         30,109              $       11.25
  Allocation Growth Portfolio                              992                       10.97        155,667                      10.89
  Allocation Moderate Growth Portfolio                  20,402                       11.02         14,884                      10.92
  Allocation Moderate Portfolio                            368                       11.28         10,271                      11.18
  Real Return Portfolio                                 61,809                       11.32         34,304                      11.20

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 2010

                                                                       Net Asset Value    Net Asset
Variable Accounts                                            Shares      Per Share         Value          Cost        Level (Note A)
---------------------------------------------------------  ----------  ---------------  -------------  -------------  --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                      11,142,344  $         13.29  $ 148,047,003  $ 147,537,723               1
 Capital Appreciation Portfolio (Class 1)                   9,252,627            36.73    339,813,674    333,279,089               1
 Government and Quality Bond Portfolio (Class 1)           10,183,618            15.07    153,478,309    152,303,385               1
 Growth Portfolio (Class 1)                                 5,344,497            20.76    110,972,743    121,115,366               1
 Natural Resources Portfolio (Class 1)                      2,144,923            42.83     91,874,923     93,314,136               1
 Asset Allocation Portfolio (Class 2)                         910,222            13.26     12,068,846     12,189,325               1
 Capital Appreciation Portfolio (Class 2)                   1,847,319            36.30     67,059,315     62,038,211               1
 Government and Quality Bond Portfolio (Class 2)            4,704,293            15.06     70,840,016     70,740,725               1
 Growth Portfolio (Class 2)                                 1,691,948            20.75     35,104,300     35,826,129               1
 Natural Resources Portfolio (Class 2)                        482,035            42.69     20,577,924     19,674,006               1
 Asset Allocation Portfolio (Class 3)                       1,973,291            13.23     26,111,044     24,734,699               1
 Capital Appreciation Portfolio (Class 3)                  11,090,102            36.03    399,561,339    371,156,306               1
 Government and Quality Bond Portfolio (Class 3)           40,898,689            15.03    614,635,115    614,329,484               1
 Growth Portfolio (Class 3)                                 6,733,751            20.71    139,438,193    151,533,843               1
 Natural Resources Portfolio (Class 3)                      3,701,271            42.56    157,516,099    159,248,855               1

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                      3,184,602  $          9.90  $  31,520,617  $  38,070,453               1
 Alliance Growth Portfolio (Class 1)                        8,473,386            22.92    194,227,558    214,679,024               1
 Balanced Portfolio (Class 1)                               3,671,722            14.38     52,795,983     57,396,604               1
 Blue Chip Growth Portfolio (Class 1)                       1,016,492             7.33      7,453,970      6,131,630               1
 Capital Growth Portfolio (Class 1)                           803,033             8.61      6,911,604      6,003,150               1
 Cash Management Portfolio (Class 1)                        7,785,489            10.67     83,078,100     83,929,210               1
 Corporate Bond Portfolio (Class 1)                         8,762,959            13.44    117,817,851    103,419,480               1
 Davis Venture Value Portfolio (Class 1)                   22,246,277            23.20    516,192,684    487,042,997               1
 "Dogs" of Wall Street Portfolio (Class 1)                  2,705,516             7.73     20,912,903     22,082,191               1
 Emerging Markets Portfolio (Class 1)                       7,503,932             9.40     70,563,496     45,222,124               1
 Equity Opportunities Portfolio (Class 1)                   3,065,144            11.60     35,569,774     38,184,904               1
 Fundamental Growth Portfolio (Class 1)                     3,046,868            16.48     50,204,357     58,980,557               1
 Global Bond Portfolio (Class 1)                            4,502,535            12.24     55,110,439     54,344,935               1
 Global Equities Portfolio (Class 1)                        4,661,560            14.09     65,682,773     60,747,674               1
 Growth Opportunities Portfolio (Class 1)                   1,758,063             7.12     12,523,208     10,676,117               1
 Growth-Income Portfolio (Class 1)                          7,607,664            19.72    150,039,360    161,521,647               1
 High-Yield Bond Portfolio (Class 1)                       15,360,851             5.64     86,693,034     80,170,154               1
 International Diversified Equities Portfolio (Class 1)     6,343,206             9.09     57,652,237     59,217,270               1
 International Growth and Income Portfolio (Class 1)        6,828,248             9.14     62,433,700     77,273,123               1
 Marsico Focused Growth Portfolio (Class 1)                 1,884,346             9.17     17,285,173     16,772,514               1
 MFS Massachusetts Investors Trust Portfolio (Class 1)      4,311,605            13.99     60,339,321     53,934,618               1
 MFS Total Return Portfolio (Class 1)                      12,710,659            14.62    185,839,559    190,817,715               1
 Mid-Cap Growth Portfolio (Class 1)                         4,033,593            11.33     45,703,076     41,412,962               1
 Real Estate Portfolio (Class 1)                            3,078,113            11.77     36,225,392     41,497,365               1
 Technology Portfolio (Class 1)                             4,197,957             2.86     11,995,754      8,648,883               1
 Telecom Utility Portfolio (Class 1)                        1,588,113            10.68     16,957,302     17,213,320               1
 Total Return Bond Portfolio (Class 1)                      8,427,519             8.71     73,372,533     69,015,132               1
 Aggressive Growth Portfolio (Class 2)                        419,914             9.84      4,132,241      4,202,265               1
 Alliance Growth Portfolio (Class 2)                        1,247,153            22.87     28,521,555     22,637,400               1
 Balanced Portfolio (Class 2)                                 659,082            14.36      9,466,636      8,182,940               1
 Blue Chip Growth Portfolio (Class 2)                         594,500             7.33      4,356,876      3,636,608               1
 Capital Growth Portfolio (Class 2)                           272,835             8.52      2,323,617      2,066,436               1
 Cash Management Portfolio (Class 2)                        2,429,289            10.64     25,838,275     26,240,966               1
 Corporate Bond Portfolio (Class 2)                         2,864,636            13.42     38,444,400     34,043,885               1
 Davis Venture Value Portfolio (Class 2)                    3,626,665            23.17     84,032,538     79,005,180               1
 "Dogs" of Wall Street Portfolio (Class 2)                    893,842             7.72      6,902,147      7,202,051               1
 Emerging Markets Portfolio (Class 2)                       1,375,760             9.33     12,833,079      8,447,851               1
 Equity Opportunities Portfolio (Class 2)                     604,115            11.59      7,002,702      6,949,472               1
 Foreign Value Portfolio (Class 2)                          2,522,586            13.86     34,959,236     34,355,343               1
 Fundamental Growth Portfolio (Class 2)                       203,347            16.34      3,323,350      2,796,952               1
 Global Bond Portfolio (Class 2)                            1,207,785            12.17     14,697,208     14,638,436               1
 Global Equities Portfolio (Class 2)                          560,365            14.04      7,868,391      7,748,721               1
 Growth Opportunities Portfolio (Class 2)                     704,736             7.02      4,946,927      4,199,419               1
 Growth-Income Portfolio (Class 2)                            527,126            19.71     10,388,023     10,554,750               1
 High-Yield Bond Portfolio (Class 2)                        3,428,666             5.63     19,311,856     18,194,578               1
 International Diversified Equities Portfolio (Class 2)     3,043,056             9.04     27,500,147     23,725,394               1
 International Growth and Income Portfolio (Class 2)        1,329,347             9.17     12,185,472     14,908,546               1
 Marsico Focused Growth Portfolio (Class 2)                 2,109,574             9.08     19,157,098     18,558,189               1
 MFS Massachusetts Investors Trust Portfolio (Class 2)        980,776            13.99     13,718,315     10,937,708               1
 MFS Total Return Portfolio (Class 2)                       3,961,002            14.61     57,854,501     60,009,097               1
 Mid-Cap Growth Portfolio (Class 2)                         1,964,993            11.18     21,973,145     16,451,871               1
 Real Estate Portfolio (Class 2)                              960,213            11.73     11,265,666     12,077,110               1
 Small & Mid Cap Value Portfolio (Class 2)                  1,593,296            17.31     27,587,624     22,201,300               1
 Technology Portfolio (Class 2)                             1,487,722             2.82      4,196,017      3,317,100               1
 Telecom Utility Portfolio (Class 2)                          230,877            10.67      2,463,805      2,375,317               1
 Total Return Bond Portfolio (Class 2)                      2,652,341             8.67     22,983,900     21,880,275               1
 Aggressive Growth Portfolio (Class 3)                      1,546,863             9.78     15,130,894     15,037,155               1
 Alliance Growth Portfolio (Class 3)                        5,856,721            22.77    133,338,609    117,473,123               1
 American Funds Asset Allocation SAST Portfolio (Class 3)   7,257,160            10.06     72,974,449     68,314,497               1
 American Funds Global Growth SAST Portfolio (Class 3)     22,563,645            11.02    248,702,974    228,308,702               1
 American Funds Growth SAST Portfolio (Class 3)            20,720,322             9.76    202,206,183    193,805,062               1
 American Funds Growth-Income SAST Portfolio (Class 3)     18,564,864             9.28    172,304,601    175,256,579               1
 Balanced Portfolio (Class 3)                               1,785,865            14.35     25,621,524     23,564,610               1
 Blue Chip Growth Portfolio (Class 3)                       5,734,820             7.31     41,946,401     37,198,772               1
 Capital Growth Portfolio (Class 3)                         5,943,541             8.47     50,326,688     48,124,261               1
 Cash Management Portfolio (Class 3)                       17,132,446            10.61    181,754,590    183,320,333               1
 Corporate Bond Portfolio (Class 3)                        39,657,592            13.39    530,895,157    486,105,262               1
 Davis Venture Value Portfolio (Class 3)                   22,014,716            23.13    509,186,685    531,036,384               1
 "Dogs" of Wall Street Portfolio (Class 3)                  2,855,843             7.71     22,005,509     20,602,822               1
 Emerging Markets Portfolio (Class 3)                      17,985,548             9.28    166,913,850    113,227,776               1
 Equity Opportunities Portfolio (Class 3)                   2,709,310            11.58     31,361,295     32,672,504               1
 Foreign Value Portfolio (Class 3)                         28,023,782            13.84    387,974,778    397,252,200               1
 Fundamental Growth Portfolio (Class 3)                     5,038,242            16.23     81,768,665     76,795,818               1
 Global Bond Portfolio (Class 3)                           12,817,753            12.12    155,352,219    156,369,029               1
 Global Equities Portfolio (Class 3)                        1,866,372            14.01     26,140,571     26,057,655               1
 Growth Opportunities Portfolio (Class 3)                  15,446,509             6.96    107,540,605     90,062,217               1
 Growth-Income Portfolio (Class 3)                            768,841            19.69     15,141,736     16,095,706               1
 High-Yield Bond Portfolio (Class 3)                       17,830,904             5.62    100,219,843     95,847,077               1
 International Diversified Equities Portfolio (Class 3)    22,662,954             9.03    204,539,549    202,223,828               1
 International Growth and Income Portfolio (Class 3)       23,554,236             9.14    215,335,180    254,159,364               1
 Marsico Focused Growth Portfolio (Class 3)                 6,244,911             9.03     56,367,195     53,473,621               1
 MFS Massachusetts Investors Trust Portfolio (Class 3)     10,499,891            13.97    146,632,293    126,217,146               1
 MFS Total Return Portfolio (Class 3)                      14,954,358            14.58    218,109,230    231,043,689               1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2010
                                   (continued)

                                                                            Net
                                                                         Asset Value   Net Asset
Variable Accounts                                           Shares       Per Share       Value          Cost      Level (Note A)
------------------------------------------------------   ------------   ------------   -----------  ------------  ---------------
SUNAMERICA SERIES TRUST (continued):
   Mid-Cap Growth Portfolio (Class 3)                       7,591,762   $      11.10  $ 84,256,397  $ 67,534,259                1
   Real Estate Portfolio (Class 3)                         15,737,176          11.70   184,070,869   179,358,968                1
   Small & Mid Cap Value Portfolio (Class 3)               23,340,247          17.27   403,160,331   340,699,642                1
   Small Company Value Portfolio (Class 3)                  8,020,240          16.98   136,217,238   113,679,385                1
   Technology Portfolio (Class 3)                           8,015,628           2.80    22,424,712    17,655,756                1
   Telecom Utility Portfolio (Class 3)                        946,772          10.65    10,084,377     9,320,369                1
   Total Return Bond Portfolio (Class 3)                   44,309,071           8.64   382,917,792   373,160,339                1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                708,216   $      33.49  $ 23,718,139  $ 17,529,623                1
   Invesco Van Kampen V.I. Comstock Fund                   24,308,744          11.67   283,683,043   267,712,986                1
   Invesco Van Kampen V.I. Growth and Income Fund          26,294,991          18.37   483,038,980   463,415,484                1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                199,716   $      12.54  $  2,504,439  $  3,070,175                1
   Equity Income Account (Class 1)                          1,746,178          14.80    25,843,438    28,626,642                1
   Government & High Quality Bond Account (Class 1)           490,087          10.29     5,042,990     5,039,475                1
   Income Account (Class 1)                                 1,075,931          10.12    10,888,418    10,886,508                1
   LargeCap Blend Account II (Class 1)                        498,606           6.86     3,420,439     3,710,826                1
   LargeCap Growth Account (Class 1)                           44,155          15.12       667,630       589,975                1
   MidCap Blend Account (Class 1)                              82,164          37.83     3,108,269     3,365,310                1
   Money Market Account (Class 1)                           3,984,221           1.00     3,984,221     3,984,221                1
   Principal Capital Appreciation Account (Class 1)           730,583          21.47    15,685,617    15,047,343                1
   Real Estate Securities Account (Class 1)                    64,935          13.21       857,796       973,092                1
   SAM Balanced Portfolio (Class 1)                         5,463,971          15.02    82,068,848    81,198,195                1
   SAM Conservative Balanced Portfolio (Class 1)              693,744          11.68     8,102,931     7,806,948                1
   SAM Conservative Growth Portfolio (Class 1)              1,975,411          15.36    30,342,312    29,720,800                1
   SAM Flexible Income Portfolio (Class 1)                  1,066,826          12.50    13,335,320    13,416,205                1
   SAM Strategic Growth Portfolio (Class 1)                   690,888          16.82    11,620,735    11,970,311                1
   Short-Term Income Account (Class 1)                      1,181,691           2.51     2,966,046     2,934,727                1
   SmallCap Growth Account II (Class 1)                        61,287          11.17       684,577       534,907                1
   SmallCap Value Account I (Class 1)                          14,835          13.52       200,565       174,480                1
   Diversified International Account (Class 2)                 96,792          12.63     1,222,479     1,352,409                1
   Equity Income Account (Class 2)                          1,067,767          14.74    15,738,890    18,195,125                1
   Government & High Quality Bond Account (Class 2)           139,278          10.32     1,437,348     1,425,656                1
   Income Account (Class 2)                                   462,176          10.09     4,663,359     4,571,254                1
   LargeCap Blend Account II (Class 2)                         84,300           6.91       582,511       591,398                1
   LargeCap Growth Account (Class 2)                           27,972          15.11       422,658       367,201                1
   MidCap Blend Account (Class 2)                              21,626          37.82       817,910       796,433                1
   Money Market Account (Class 2)                           2,251,961           1.00     2,251,961     2,251,961                1
   Principal Capital Appreciation Account (Class 2)           165,835          21.40     3,548,871     3,556,059                1
   Real Estate Securities Account (Class 2)                    32,388          13.30       430,757       416,138                1
   SAM Balanced Portfolio (Class 2)                         3,696,650          14.92    55,154,015    56,988,017                1
   SAM Conservative Balanced Portfolio (Class 2)              616,883          11.60     7,155,837     6,798,684                1
   SAM Conservative Growth Portfolio (Class 2)              1,935,685          15.23    29,480,485    31,163,335                1
   SAM Flexible Income Portfolio (Class 2)                    853,674          12.42    10,602,634    10,192,429                1
   SAM Strategic Growth Portfolio (Class 2)                   918,248          16.71    15,343,930    16,888,040                1
   Short-Term Income Account (Class 2)                        737,730           2.51     1,851,701     1,819,301                1
   SmallCap Growth Account II (Class 2)                        30,313          11.06       335,263       294,343                1
   SmallCap Value Account I (Class 2)                          12,491          13.52       168,872       164,872                1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series             58,679   $      12.22  $    717,063  $    744,114                1
   Columbia Large Cap Value Fund, Variable Series             318,535          13.04     4,153,700     4,755,083                1
   Columbia Small Company Growth Fund, Variable Series        159,150          12.26     1,951,181     1,727,153                1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)      2,585,516   $      10.05  $ 25,984,432  $ 25,041,989                1
   Columbia Marsico Focused Equities Fund, Variable
    Series (Class A)                                        2,465,107          16.99    41,882,170    40,479,641                1
   Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                 171,484          20.53     3,520,564     2,865,509                1
   Columbia Marsico 21st Century Fund, Variable Series
    (Class A)                                                 135,166          12.07     1,631,456     1,452,698                1
   Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                 175,397           7.89     1,383,881     1,178,862                1
   Columbia Marsico International Opportunities Fund,
     Variable Series (Class B)                                275,557          15.98     4,403,401     4,490,866                1

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                          5,299,786   $      16.17  $ 85,697,533  $ 81,920,843                1
   Global Growth Fund (Class 2)                            15,924,435          21.48   342,056,864   317,003,454                1
   Growth Fund (Class 2)                                    8,397,614          54.34   456,326,337   445,982,648                1
   Growth-Income Fund (Class 2)                            12,753,340          34.25   436,801,880   450,047,372                1
   Asset Allocation Fund (Class 3)                          2,682,630          16.29    43,700,036    44,654,296                1
   Cash Management Fund (Class 3)                           1,183,750          11.34    13,423,722    13,461,821                1
   Growth Fund (Class 3)                                    4,224,441          54.81   231,541,625   250,941,149                1
   Growth-Income Fund (Class 3)                             6,047,919          34.49   208,592,720   240,077,801                1
   High-Income Bond Fund (Class 3)                          2,060,735          11.22    23,121,444    20,892,719                1
   International Fund (Class 3)                             3,363,163          18.05    60,705,085    63,033,809                1
   U.S. Government/AAA-Rated Securities Fund (Class 3)      2,067,208          12.61    26,067,499    25,047,270                1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                             10,500,740   $      23.77  $249,602,582  $254,754,542                1
   Mid Cap Value Portfolio                                  2,070,094          16.56    34,280,758    35,607,131                1

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                            301,293   $       6.68  $  2,012,635  $  2,164,358                1
   BB&T Mid Cap Growth VIF                                          0             --             0             0                1
   BB&T Select Equity VIF                                     207,518           8.41     1,745,230     2,090,437                1
   BB&T Special Opportunities Equity VIF                      932,749          16.60    15,483,642    13,261,086                1
   BB&T Total Return Bond VIF                                 861,509          10.73     9,243,994     8,812,191                1

MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                39   $       9.52  $        375  $        290                1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    (Class 2):
   Franklin Income Securities Fund                          3,195,517   $      14.82  $ 47,357,563  $ 42,737,836                1
   Franklin Templeton VIP Founding Funds Allocation
    Fund                                                    4,718,553           7.71    36,380,043    32,325,490                1

SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                            3,106,363   $      10.57  $ 32,841,923  $ 31,690,505                1
   Allocation Growth Portfolio                                474,283           9.57     4,539,712     4,144,140                1
   Allocation Moderate Growth Portfolio                     5,294,766          10.48    55,508,068    52,221,272                1
   Allocation Moderate Portfolio                            4,266,121          10.36    44,214,654    42,104,339                1
   Real Return Portfolio                                    8,836,657           9.55    84,421,305    84,822,012                1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010

                                                               Capital       Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                             Portfolio        Portfolio         Portfolio     Growth Portfolio       Portfolio
                                             (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                         ----------------   --------------   --------------   ----------------   -----------------
Investment income:
  Dividends                              $      3,863,121   $      401,232   $    6,684,583   $        749,715   $         753,093
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (2,204,261)      (4,828,126)      (2,578,246)        (1,681,001)         (1,330,958)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                    1,658,860       (4,426,894)       4,106,337           (931,286)           (577,865)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)
  from securities transactions                 (2,734,561)     (12,119,178)       1,289,501        (13,504,121)          5,972,447
Realized gain distributions                            --               --               --                 --           5,419,881
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                    (2,734,561)     (12,119,178)       1,289,501        (13,504,121)         11,392,328
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (17,093,689)     (70,292,144)         606,650        (37,159,091)         (1,362,415)
  End of period                                   509,280        6,534,585        1,174,924        (10,142,623)         (1,439,213)
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                17,602,969       76,826,729          568,274         27,016,468             (76,798)
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $     16,527,268   $   60,280,657   $    5,964,112   $     12,581,061   $      10,737,665
                                         ================   ==============   ==============   ================   =================

                                                                Capital      Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                             Portfolio         Portfolio        Portfolio     Growth Portfolio       Portfolio
                                             (Class 2)         (Class 2)        (Class 2)         (Class 2)          (Class 2)
                                         ----------------   --------------   --------------   ----------------   -----------------
Investment income:
  Dividends                              $        300,411   $       10,511   $    2,912,965   $        196,751   $         150,156
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (190,037)      (1,001,593)      (1,210,062)          (537,053)           (316,719)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                      110,374         (991,082)       1,702,903           (340,302)           (166,563)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)
  from securities transactions                   (421,586)       1,403,909          214,400         (2,081,066)         (2,572,139)
Realized gain distributions                            --               --               --                 --           1,257,269
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                      (421,586)       1,403,909          214,400         (2,081,066)         (1,314,870)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (1,721,582)      (6,607,455)        (620,234)        (7,092,426)         (3,033,447)
  End of period                                  (120,479)       5,021,104           99,291           (721,829)            903,918
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                 1,601,103       11,628,559          719,525          6,370,597           3,937,365
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $      1,289,891   $   12,041,386   $    2,636,828   $      3,949,229   $       2,455,932
                                         ================   ==============   ==============   ================   =================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                Capital      Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                            Portfolio          Portfolio        Portfolio     Growth Portfolio         Portfolio
                                             (Class 3)         (Class 3)        (Class 3)          (Class 3)           (Class 3)
                                         ----------------   --------------   --------------   ----------------  -----------------
Investment income:
  Dividends                              $        605,240   $           --   $   22,097,587   $        675,238   $         981,133
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (399,827)      (5,731,864)      (9,537,584)        (2,173,914)         (2,302,618)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                      205,413       (5,731,864)      12,560,003         (1,498,676)         (1,321,485)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses) from
  securities transactions                      (1,576,437)      (4,607,558)       2,834,154        (10,826,603)        (16,637,249)
Realized gain distributions                            --               --               --                 --           9,208,910
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                    (1,576,437)      (4,607,558)       2,834,154        (10,826,603)         (7,428,339)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (2,743,878)     (52,315,863)      (2,275,212)       (40,148,141)        (29,623,361)
  End of period                                 1,376,345       28,405,033          305,631        (12,095,650)         (1,732,756)
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                 4,120,223       80,720,896        2,580,843         28,052,491          27,890,605
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $      2,749,199   $   70,381,474   $   17,975,000   $     15,727,212   $      19,140,781
                                         ================   ==============   ==============   ================   =================

                                         Aggressive Growth   Alliance Growth      Balanced      Blue Chip Growth   Capital Growth
                                             Portfolio          Portfolio        Portfolio          Portfolio          Portfolio
                                              (Class 1)         (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                         ----------------    ---------------   --------------   ----------------   --------------
Investment income:
  Dividends                              $              --   $    1,560,616    $    1,006,031   $         25,077   $           --
                                         -----------------   --------------    --------------   ----------------   --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (455,943)      (2,919,659)         (801,502)          (135,205)        (110,288)
                                         -----------------   --------------    --------------   ----------------   --------------

Net investment income (loss)                      (455,943)      (1,359,043)          204,529           (110,128)        (110,288)
                                         -----------------   --------------    --------------   ----------------   --------------

Net realized gains (losses) from
  securities transactions                       (2,414,734)      (9,684,755)       (2,030,008)           160,174          108,190
Realized gain distributions                             --               --                --                 --               --
                                         -----------------   --------------    --------------   ----------------   --------------

Net realized gains (losses)                     (2,414,734)      (9,684,755)       (2,030,008)           160,174          108,190
                                         -----------------   --------------    --------------   ----------------   --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (14,686,478)     (46,246,033)      (11,454,293)           447,032          490,819
  End of period                                 (6,549,836)     (20,451,466)       (4,600,621)         1,322,340          908,454
                                         -----------------   --------------    --------------   ----------------   --------------

Change in net unrealized appreciation
  (depreciation) of investments                  8,136,642       25,794,567         6,853,672            875,308          417,635
                                         -----------------   --------------    --------------   ----------------   --------------

Increase (decrease) in net assets
  from operations                        $       5,265,965   $   14,750,769    $    5,028,193   $        925,354   $      415,537
                                         =================   ==============    ==============   ================   ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)


                                         Cash Management   Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                            Portfolio         Portfolio     Value Portfolio   Street Portfolio       Portfolio
                                             (Class 1)        (Class 1)        (Class 1)          (Class 1)          (Class 1)
                                         ---------------   --------------   ---------------   ----------------   ----------------
Investment income:
  Dividends                              $            --   $    7,798,864   $     3,784,354   $        544,437   $        912,785
                                         ---------------   --------------   ---------------   ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                (1,437,588)      (1,910,289)       (7,882,337)          (291,650)          (994,469)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net investment income (loss)                  (1,437,588)       5,888,575        (4,097,983)           252,787            (81,684)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses) from
  securities transactions                     (2,961,591)       4,480,043        (5,447,075)        (1,317,599)       (15,404,398)
Realized gain distributions                           --               --                --                 --                 --
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)                   (2,961,591)       4,480,043        (5,447,075)        (1,317,599)       (15,404,398)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (3,594,806)      13,582,985       (29,904,720)        (4,923,920)           238,902
  End of period                                 (851,110)      14,398,371        29,149,687         (1,169,288)        25,341,372
                                         ---------------   --------------   ---------------   ----------------   ----------------

Change in net unrealized appreciation
  (depreciation) of investments                2,743,696          815,386        59,054,407          3,754,632         25,102,470
                                         ---------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in net assets
  from operations                        $    (1,655,483)  $   11,184,004   $    49,509,349   $      2,689,820   $      9,616,388
                                         ===============   ==============   ===============   ================   ================

                                            Equity                                                             Growth
                                         Opportunities      Fundamental     Global Bond   Global Equities   Opportunities
                                           Portfolio     Growth Portfolio    Portfolio       Portfolio        Portfolio
                                           (Class 1)         (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                         -------------   ----------------   -----------   ---------------   -------------
Investment income:
  Dividends                              $     243,135   $             --   $ 2,323,074   $     1,076,574   $          --
                                         -------------   ----------------   -----------   ---------------   -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                (534,461)          (722,185)     (870,179)         (974,935)       (167,602)
                                         -------------   ----------------   -----------   ---------------   -------------

Net investment income (loss)                  (291,326)          (722,185)    1,452,895           101,639        (167,602)
                                         -------------   ----------------   -----------   ---------------   -------------

Net realized gains (losses) from
  securities transactions                   (3,267,173)        (2,987,071)      684,526           (53,535)       (229,726)
Realized gain distributions                         --                 --     1,020,189                --              --
                                         -------------   ----------------   -----------   ---------------   -------------

Net realized gains (losses)                 (3,267,173)        (2,987,071)    1,704,715           (53,535)       (229,726)
                                         -------------   ----------------   -----------   ---------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (11,104,595)       (19,209,937)    1,401,950        (2,496,158)       (707,325)
  End of period                             (2,615,130)        (8,776,200)      765,504         4,935,099       1,847,091
                                         -------------   ----------------   -----------   ---------------   -------------

Change in net unrealized appreciation
  (depreciation) of investments              8,489,465         10,433,737      (636,446)        7,431,257       2,554,416
                                         -------------   ----------------   -----------   ---------------   -------------

Increase (decrease) in net assets
  from operations                        $   4,930,966   $      6,724,481   $ 2,521,164   $     7,479,361   $   2,157,088
                                         =============   ================   ===========   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                             International        International
                                       Growth-Income   High-Yield Bond   Diversified Equities   Growth and Income    Marsico Focused
                                         Portfolio           Portfolio         Portfolio            Portfolio       Growth Portfolio
                                         (Class 1)          (Class 1)          (Class 1)            (Class 1)           (Class 1)
                                       -------------   ---------------   --------------------   -----------------   ----------------
Investment income:
  Dividends                            $   1,367,089    $   8,261,829        $  2,271,560         $   2,495,519       $     67,571
                                       -------------    -------------        ------------         -------------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk            (2,259,627)      (1,316,430)           (867,622)             (959,390)          (264,508)
                                       -------------    -------------        ------------         -------------       ------------

Net investment income (loss)                (892,538)       6,945,399           1,403,938             1,536,129           (196,937)
                                       -------------    -------------        ------------         -------------       ------------

Net realized gains (losses) from
  securities transactions                 (8,480,352)      (7,619,070)            996,692            (2,813,165)        (1,495,633)
Realized gain distributions                       --               --                  --                    --                 --
                                       -------------    -------------        ------------         -------------       ------------

Net realized gains (losses)               (8,480,352)      (7,619,070)            996,692            (2,813,165)        (1,495,633)
                                       -------------    -------------        ------------         -------------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    (34,137,973)      (4,569,712)         (2,366,009)          (18,894,719)        (3,616,374)
  End of period                          (11,482,287)       6,522,880          (1,565,033)          (14,839,423)           512,659
                                       -------------    -------------        ------------         -------------       ------------

Change in net unrealized appreciation
  (depreciation) of investments           22,655,686       11,092,592             800,976             4,055,296          4,129,033
                                       -------------    -------------        ------------         -------------       ------------

Increase (decrease) in net assets
  from operations                      $  13,282,796    $  10,418,921        $  3,201,606         $   2,778,260       $  2,436,463
                                       =============    =============        ============         =============       ============

                                        MFS Massachusetts
                                         Investors Trust    MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                           Portfolio            Portfolio          Portfolio      Portfolio      Portfolio
                                           (Class 1)            (Class 1)         (Class 1)       (Class 1)      (Class 1)
                                        -----------------   ----------------   --------------   -------------   ----------
Investment income:
  Dividends                               $    563,635        $  5,391,213      $         --    $     674,720   $        --
                                          ------------        ------------      ------------    -------------   -----------

Expenses:
  Charges for distribution,
    mortality and expense risk                (923,510)         (2,935,493)         (624,870)        (549,912)     (171,881)
                                          ------------        ------------      ------------    -------------   -----------

Net investment income (loss)                  (359,875)          2,455,720          (624,870)         124,808      (171,881)
                                          ------------        ------------      ------------    -------------   -----------

Net realized gains (losses) from
  securities transactions                     (115,723)         (3,965,308)       (2,072,183)      (6,071,847)     (659,731)
Realized gain distributions                         --                  --                --               --            --
                                          ------------        ------------      ------------    -------------   -----------

Net realized gains (losses)                   (115,723)         (3,965,308)       (2,072,183)      (6,071,847)     (659,731)
                                          ------------        ------------      ------------    -------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          825,384         (21,507,744)       (7,027,647)     (17,045,923)      831,361
  End of period                              6,404,703          (4,978,156)        4,290,114       (5,271,973)    3,346,871
                                          ------------        ------------      ------------    -------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments              5,579,319          16,529,588        11,317,761       11,773,950     2,515,510
                                          ------------        ------------      ------------    -------------   -----------

Increase (decrease) in net assets
  from operations                         $  5,103,721        $ 15,020,000      $  8,620,708    $   5,826,911   $ 1,683,898
                                          ============        ============      ============    =============   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                  (continued)

                                        Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth
                                           Portfolio         Portfolio          Portfolio         Portfolio     Balanced Portfolio
                                           (Class 1)         (Class 1)          (Class 2)         (Class 2)         (Class 2)
                                        ---------------  -----------------  -----------------  ---------------  ------------------
Investment income:
  Dividends                              $    468,894      $  2,054,813       $         --      $    196,146       $    169,256
                                         ------------      ------------       ------------      ------------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (254,512)       (1,103,158)           (61,656)         (442,552)          (150,199)
                                         ------------      ------------       ------------      ------------       ------------

Net investment income (loss)                  214,382           951,655            (61,656)         (246,406)            19,057
                                         ------------      ------------       ------------      ------------       ------------

Net realized gains (losses) from
  securities transactions                    (486,026)          729,951           (114,055)        1,116,239            183,218
Realized gain distributions                        --                --                 --                --                 --
                                         ------------      ------------       ------------      ------------       ------------

Net realized gains (losses)                  (486,026)          729,951           (114,055)        1,116,239            183,218
                                         ------------      ------------       ------------      ------------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (2,289,036)        2,902,955           (925,720)        4,632,179            609,615
  End of period                              (256,018)        4,357,401            (70,024)        5,884,155          1,283,696
                                         ------------      ------------       ------------      ------------       ------------

Change in net unrealized appreciation
  (depreciation) of investments             2,033,018         1,454,446            855,696         1,251,976            674,081
                                         ------------      ------------       ------------      ------------       ------------

Increase (decrease) in net assets
  from operations                        $  1,761,374      $  3,136,052       $    679,985      $  2,121,809       $    876,356
                                         ============      ============       ============      ============       ============

                                        Blue Chip Growth   Capital Growth   Cash Management   Corporate Bond    Davis Venture
                                           Portfolio          Portfolio        Portfolio         Portfolio     Value Portfolio
                                            (Class 2)         (Class 2)        (Class 2)         (Class 2)        (Class 2)
                                        ----------------   --------------   ---------------   --------------   ---------------
Investment income:
  Dividends                               $      6,142      $         --     $         --      $  2,465,908      $    513,822
                                          ------------      ------------     ------------      ------------      ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (64,958)          (39,875)        (468,615)         (636,445)       (1,312,718)
                                          ------------      ------------     ------------      ------------      ------------

Net investment income (loss)                   (58,816)          (39,875)        (468,615)        1,829,463          (798,896)
                                          ------------      ------------     ------------      ------------      ------------

Net realized gains (losses) from
  securities transactions                       67,952           123,217         (812,764)        1,624,722          (122,642)
Realized gain distributions                         --                --               --                --                --
                                          ------------      ------------     ------------      ------------      ------------

Net realized gains (losses)                     67,952           123,217         (812,764)        1,624,722          (122,642)
                                          ------------      ------------     ------------      ------------      ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          328,611           174,741       (1,099,357)        4,287,333        (3,768,851)
  End of period                                720,268           257,181         (402,691)        4,400,515         5,027,358
                                          ------------      ------------     ------------      ------------      ------------

Change in net unrealized appreciation
  (depreciation) of investments                391,657            82,440          696,666           113,182         8,796,209
                                          ------------      ------------     ------------      ------------      ------------

Increase (decrease) in net assets
  from operations                         $    400,793      $    165,782     $   (584,713)     $  3,567,367      $  7,874,671
                                          ============      ============     ============      ============      ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                 Equity
                                         "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                        Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                            (Class 2)          (Class 2)        (Class 2)       (Class 2)         (Class 2)
                                        ----------------   ----------------   -------------   -------------   ----------------
Investment income:
  Dividends                              $    176,964        $    152,095     $      39,466   $     633,183     $         --
                                         ------------        ------------     -------------   -------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (108,014)           (188,705)         (112,461)       (548,213)         (50,561)
                                         ------------        ------------     -------------   -------------     ------------

Net investment income (loss)                   68,950             (36,610)          (72,995)         84,970          (50,561)
                                         ------------        ------------     -------------   -------------     ------------

Net realized gains (losses) from
  securities transactions                    (668,080)           (262,678)         (880,211)       (390,510)          29,704
Realized gain distributions                        --                  --                --              --               --
                                         ------------        ------------     -------------   -------------     ------------

Net realized gains (losses)                  (668,080)           (262,678)         (880,211)       (390,510)          29,704
                                         ------------        ------------     -------------   -------------     ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (1,823,277)          2,323,444        (1,889,255)        135,501           92,075
  End of period                              (299,904)          4,385,228            53,230         603,893          526,398
                                         ------------        ------------     -------------   -------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments             1,523,373           2,061,784         1,942,485         468,392          434,323
                                         ------------        ------------     -------------   -------------     ------------

Increase (decrease) in net assets
  from operations                        $    924,243        $  1,762,496     $     989,279   $     162,852     $    413,466
                                         ============        ============     =============   =============     ============

                                                                                 Growth
                                          Global Bond      Global Equities    Opportunities   Growth-Income   High-Yield Bond
                                            Portfolio          Portfolio        Portfolio       Portfolio        Portfolio
                                           (Class 2)           (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                        ----------------   ---------------    -------------   -------------   ---------------
Investment income:
  Dividends                              $    605,596       $    116,074       $        --    $      81,516    $  1,852,149
                                         ------------       ------------       -----------    -------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (241,238)          (114,724)          (71,039)        (162,928)       (319,741)
                                         ------------       ------------       -----------    -------------    ------------

Net investment income (loss)                  364,358              1,350           (71,039)         (81,412)      1,532,408
                                         ------------       ------------       -----------    -------------    ------------

Net realized gains (losses) from
  securities transactions                     212,854             81,173           189,449         (302,572)         84,027
Realized gain distributions                   276,290                 --                --               --              --
                                         ------------       ------------       -----------    -------------    ------------

Net realized gains (losses)                   489,144             81,173           189,449         (302,572)         84,027
                                         ------------       ------------       -----------    -------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         261,080           (679,086)          (71,910)      (1,442,881)        353,403
  End of period                                58,772            119,670           747,508         (166,727)      1,117,278
                                         ------------       ------------       -----------    -------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments              (202,308)           798,756           819,418        1,276,154         763,875
                                         ------------       ------------       -----------    -------------    ------------

Increase (decrease) in net assets
  from operations                        $    651,194       $    881,279       $   937,828    $     892,170    $  2,380,310
                                         ============       ============       ===========    =============    ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                          International       International                    MFS Massachusetts
                                       Diversified Equities Growth and Income Marsico Focused  Investors Trust   MFS Total Return
                                            Portfolio           Portfolio     Growth Portfolio     Portfolio        Portfolio
                                            (Class 2)           (Class 2)        (Class 2)         (Class 2)        (Class 2)
                                       -------------------- ----------------- ---------------- ----------------- ----------------
Investment income:
  Dividends                                $  1,048,543         $  457,391       $    52,250      $   112,789       $  1,596,431
                                           ------------         ----------       -----------      -----------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (419,362)          (189,634)         (291,140)        (214,248)          (930,946)
                                           ------------         ----------       -----------      -----------       ------------

Net investment income (loss)                    629,181            267,757          (238,890)        (101,459)          665,485
                                           ------------         ----------       -----------      -----------       ------------

Net realized gains (losses) from
  securities transactions                       313,207         (1,266,488)         (854,488)         790,841         (1,393,584)
Realized gain distributions                          --                 --                --               --                 --
                                           ------------         ----------       -----------      -----------       ------------

Net realized gains (losses)                     313,207         (1,266,488)         (854,488)         790,841         (1,393,584)
                                           ------------         ----------       -----------      -----------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         3,139,196         (4,225,310)       (3,131,260)       2,309,263         (7,430,523)
  End of period                               3,774,753         (2,723,074)          598,909        2,780,607         (2,154,596)
                                           ------------         ----------       -----------      -----------       ------------

Change in net unrealized appreciation
  (depreciation) of investments                 635,557          1,502,236         3,730,169          471,344          5,275,927
                                           ------------         ----------       -----------      -----------       ------------

Increase (decrease) in net assets
  from operations                          $  1,577,945         $  503,505       $ 2,636,791      $ 1,160,726       $  4,547,828
                                           ============         ==========       ===========      ===========       ============

                                    Mid-Cap Growth    Real Estate    Small & Mid Cap   Technology   Telecom Utility
                                      Portfolio        Portfolio     Value Portfolio    Portfolio     Portfolio
                                      (Class 2)        (Class 2)       (Class 2)        (Class 2)     (Class 2)
                                    --------------   ------------   ----------------   ----------   ---------------
Investment income:
  Dividends                          $        --     $   188,713     $     61,850      $      --    $     66,513
                                     -----------     -----------     ------------      ---------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (316,140)       (173,653)        (411,820)       (63,124)        (40,403)
                                     -----------     -----------     ------------      ---------    ------------

Net investment income (loss)            (316,140)         15,060         (349,970)       (63,124)         26,110
                                     -----------     -----------     ------------      ---------    ------------

Net realized gains (losses) from
  securities transactions                809,515      (1,936,133)          53,168        145,426        (192,303)
Realized gain distributions                   --              --               --             --              --
                                     -----------     -----------     ------------      ---------    ------------

Net realized gains (losses)              809,515      (1,936,133)          53,168        145,426        (192,303)
                                     -----------     -----------     ------------      ---------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  1,702,636      (4,536,374)        (616,360)       307,184        (334,497)
  End of period                        5,521,274        (811,444)       5,386,324        878,917          88,488
                                     -----------     -----------     ------------      ---------    ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                       3,818,638       3,724,930        6,002,684        571,733         422,985
                                     -----------     -----------     ------------      ---------    ------------

Increase (decrease) in net assets
  from operations                    $ 4,312,013     $ 1,803,857     $  5,705,882      $ 654,035    $    256,792
                                     ===========     ===========     ===========-      =========    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                           Total Return     Aggressive                        American Funds     American Funds
                                               Bond           Growth       Alliance Growth   Asset Allocation    Global Growth
                                             Portfolio       Portfolio        Portfolio       SAST Portfolio     SAST Portfolio
                                             (Class 2)       (Class 3)        (Class 3)          (Class 3)         (Class 3)
                                           ------------     -----------    ---------------   ----------------    --------------
Investment income:
  Dividends                                $    646,730     $        --    $       807,155   $        751,510    $    1,327,888
                                           ------------     -----------    ---------------   ----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (385,576)       (197,373)        (2,071,088)          (877,790)       (2,837,502)
                                           ------------     -----------    ---------------   ----------------    --------------

Net investment income (loss)                    261,154        (197,373)        (1,263,933)          (126,280)       (1,509,614)
                                           ------------     -----------    ---------------   ----------------    --------------

Net realized gains (losses)
  from securities transactions                1,200,857      (1,179,007)         1,522,817           (968,232)       (2,286,452)
Realized gain distributions                          --              --                 --                 --                --
                                           ------------     -----------    ---------------   ----------------    --------------

Net realized gains (losses)                   1,200,857      (1,179,007)         1,522,817           (968,232)       (2,286,452)
                                           ------------     -----------    ---------------   ----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         1,433,455      (3,516,882)         6,108,877         (2,928,442)       (6,000,706)
  End of period                               1,103,625          93,739         15,865,486          4,659,952        20,394,272
                                           ------------     -----------    ---------------   ----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                               (329,830)      3,610,621          9,756,609          7,588,394        26,394,978
                                           ------------     -----------    ---------------   ----------------    --------------

Increase (decrease) in
  net assets from operations               $  1,132,181     $ 2,234,241    $    10,015,493   $      6,493,882    $   22,598,912
                                           ============     ===========    ===============   ================    ==============

                                           American Funds    American Funds
                                             Growth SAST      Growth-Income      Balanced      Blue Chip Growth    Capital Growth
                                              Portfolio      SAST Portfolio      Portfolio         Portfolio         Portfolio
                                              (Class 3)         (Class 3)        (Class 3)         (Class 3)         (Class 3)
                                           --------------    --------------     -----------    ----------------    --------------
Investment income:
  Dividends                                $      433,661    $    1,641,355     $   376,746    $         23,860    $           --
                                           --------------    --------------     -----------    ----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (2,681,279)       (2,451,003)       (320,801)           (422,859)         (772,234)
                                           --------------    --------------     -----------    ----------------    --------------

Net investment income (loss)                   (2,247,618)         (809,648)         55,945            (398,999)         (772,234)
                                           --------------    --------------     -----------    ----------------    --------------

Net realized gains (losses)
  from securities transactions                 (5,722,879)       (4,762,165)       (220,241)            137,790        (2,068,773)
Realized gain distributions                            --                --              --                  --                --
                                           --------------    --------------     -----------    ----------------    --------------

Net realized gains (losses)                    (5,722,879)       (4,762,165)       (220,241)            137,790        (2,068,773)
                                           --------------    --------------     -----------    ----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (27,761,668)      (23,682,530)       (150,449)            384,354        (4,195,343)
  End of period                                 8,401,121       (2,951,978)       2,056,914           4,747,629         2,202,427
                                           --------------    --------------     -----------    ----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                               36,162,789        20,730,552       2,207,363           4,363,275         6,397,770
                                           --------------    --------------     -----------    ----------------    --------------
Increase (decrease) in
  net assets from operations               $   28,192,292    $   15,158,739     $ 2,043,067    $      4,102,066    $    3,556,763
                                           ==============    ==============     ===========    ================    ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                              Davis Venture
                                           Cash Management   Corporate Bond       Value         "Dogs" of Wall    Emerging Markets
                                              Portfolio         Portfolio       Portfolio      Street Portfolio       Portfolio
                                              (Class 3)         (Class 3)       (Class 3)         (Class 3)           (Class 3)
                                           ---------------   --------------   -------------    ----------------   ----------------
Investment income:
  Dividends                                $            --   $   30,880,415   $   2,596,080    $        433,140   $      1,800,192
                                           ---------------   --------------   -------------    ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (3,241,865)      (7,781,531)     (7,413,679)           (237,035)        (2,285,109)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net investment income (loss)                    (3,241,865)      23,098,884      (4,817,599)            196,105           (484,917)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net realized gains (losses)
  from securities transactions                  (7,033,894)      10,602,012     (17,488,881)         (1,985,164)       (30,957,978)
Realized gain distributions                             --               --              --                  --                 --
                                           ---------------   --------------   -------------    ----------------   ----------------

Net realized gains (losses)                     (7,033,894)      10,602,012     (17,488,881)         (1,985,164)       (30,957,978)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (7,615,988)      37,789,748     (91,265,410)         (2,626,774)          (537,239)
  End of period                                 (1,565,743)      44,789,895     (21,849,699)          1,402,687         53,686,074
                                           ---------------   --------------   -------------    ----------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 6,050,245        7,000,147      69,415,711           4,029,461         54,223,313
                                           ---------------   --------------   -------------    ----------------   ----------------

Increase (decrease) in
  net assets from operations               $    (4,225,514)  $   40,701,043   $  47,109,231    $      2,240,402   $     22,780,418
                                           ===============   ==============   =============    ================   ================

                                                Equity
                                            Opportunities     Foreign Value      Fundamental        Global Bond    Global Equities
                                              Portfolio         Portfolio      Growth Portfolio      Portfolio        Portfolio
                                              (Class 3)         (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                           ---------------    -------------    ----------------    -------------   ---------------
Investment income:
  Dividends                                $       141,192    $   6,278,778    $             --    $   5,596,891   $       337,656
                                           ---------------    -------------    ----------------    -------------   ---------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (494,433)      (5,135,148)         (1,236,048)      (2,165,133)         (349,235)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net investment income (loss)                      (353,241)       1,143,630          (1,236,048)       3,431,758           (11,579)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net realized gains (losses)
  from securities transactions                  (3,957,375)      (7,263,986)         (3,243,549)         696,850          (486,461)
Realized gain distributions                             --               --                  --        2,586,342                --
                                           ---------------    -------------    ----------------    -------------   ---------------

Net realized gains (losses)                     (3,957,375)      (7,263,986)         (3,243,549)       3,283,192          (486,461)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (9,949,022)     (24,197,118)        (10,687,893)         313,958        (3,104,895)
  End of period                                 (1,311,209)      (9,277,422)          4,972,847       (1,016,810)           82,916
                                           ---------------    -------------    ----------------    -------------   ---------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 8,637,813       14,919,696          15,660,740       (1,330,768)        3,187,811
                                           ---------------    -------------    ----------------    -------------   ---------------

Increase (decrease) in
  net assets from operations               $     4,327,197    $   8,799,340    $     11,181,143    $   5,384,182   $     2,689,771
                                           ===============    =============    ================    =============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                  International    International
                                                Growth                                             Diversified      Growth and
                                            Opportunities    Growth-Income     High-Yield Bond       Equities         Income
                                              Portfolio        Portfolio          Portfolio         Portfolio        Portfolio
                                              (Class 3)        (Class 3)          (Class 3)         (Class 3)        (Class 3)
                                           ---------------   -------------     ---------------    -------------    -------------
Investment income:
  Dividends                                $            --   $     101,935     $     9,646,850    $   7,463,939    $   7,885,020
                                           ---------------   -------------     ---------------    -------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (1,269,883)       (214,881)         (1,517,650)      (3,096,920)      (3,264,594)
                                           ---------------   -------------     ---------------    -------------    -------------

Net investment income (loss)                    (1,269,883)       (112,946)          8,129,200        4,367,019        4,620,426
                                           ---------------   -------------     ---------------    -------------    -------------

Net realized gains (losses)
  from securities transactions                     352,636        (879,858)          3,158,078          145,759      (25,400,928)
Realized gain distributions                             --              --                  --               --               --
                                           ---------------   -------------     ---------------    -------------    -------------

Net realized gains (losses)                        352,636        (879,858)          3,158,078          145,759      (25,400,928)
                                           ---------------   -------------     ---------------    -------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (1,453,629)     (3,246,904)          4,330,346       (5,201,205)     (71,154,754)
  End of period                                 17,478,388        (953,970)          4,372,766        2,315,721      (38,824,184)
                                           ---------------   -------------     ---------------    -------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                18,932,017       2,292,934              42,420        7,516,926       32,330,570
                                           ---------------   -------------     ---------------    -------------    -------------

Increase (decrease) in
  net assets from operations               $    18,014,770   $   1,300,130     $    11,329,698    $  12,029,704    $  11,550,068
                                           ===============   =============     ===============    =============    =============

                                                                    MFS
                                                               Massachusetts
                                           Marsico Focused    Investors Trust   MFS Total Return    Mid-Cap Growth    Real Estate
                                           Growth Portfolio      Portfolio         Portfolio          Portfolio        Portfolio
                                              (Class 3)          (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                           ----------------   ---------------   ----------------    --------------   -------------
Investment income:
  Dividends                                $        101,069   $       951,394   $      5,702,477    $           --   $   2,744,431
                                           ----------------   ---------------   ----------------    --------------   -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                     (681,102)       (1,738,704)        (3,414,322)       (1,098,207)     (2,497,279)
                                           ----------------   ---------------   ----------------    --------------   -------------

Net investment income (loss)                       (580,033)         (787,310)         2,288,155        (1,098,207)        247,152
                                           ----------------   ---------------   ----------------    --------------   -------------

Net realized gains (losses)
  from securities transactions                   (2,435,552)        1,072,699         (9,202,437)        1,786,831     (18,995,112)
Realized gain distributions                              --                --                 --                --              --
                                           ----------------   ---------------   ----------------    --------------   -------------

Net realized gains (losses)                      (2,435,552)        1,072,699         (9,202,437)        1,786,831     (18,995,112)
                                           ----------------   ---------------   ----------------    --------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (7,286,382)        8,340,122        (36,231,585)        1,936,912     (39,040,822)
  End of period                                   2,893,574        20,415,147        (12,934,459)       16,722,138       4,711,901
                                           ----------------   ---------------   ----------------    --------------   -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 10,179,956        12,075,025         23,297,126        14,785,226      43,752,723
                                           ----------------   ---------------   ----------------    --------------   -------------

Increase (decrease) in
  net assets from operations               $      7,164,371   $    12,360,414   $     16,382,844    $   15,473,850   $  25,004,763
                                           ================   ===============   ================    ==============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                  Total Return
                                           Small & Mid Cap     Small Company     Technology    Telecom Utility        Bond
                                           Value Portfolio    Value Portfolio    Portfolio        Portfolio         Portfolio
                                              (Class 3)          (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                           ---------------    ---------------   ------------   ---------------    ------------
Investment income:
  Dividends                                $       689,082    $       518,478   $         --   $       242,738    $  8,218,592
                                           ---------------    ---------------   ------------   ---------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (5,456,963)        (1,715,423)      (339,193)         (138,949)     (4,328,137)
                                           ---------------    ---------------   ------------   ---------------    ------------

Net investment income (loss)                    (4,767,881)        (1,196,945)      (339,193)          103,789       3,890,455
                                           ---------------    ---------------   ------------   ---------------    ------------

Net realized gains (losses)
  from securities transactions                  (2,811,100)        (2,243,571)    (1,452,139)         (110,783)      5,302,602
Realized gain distributions                             --                 --             --                --              --
                                           ---------------    ---------------   ------------   ---------------    ------------

Net realized gains (losses)                     (2,811,100)        (2,243,571)    (1,452,139)         (110,783)      5,302,602
                                           ---------------    ---------------   ------------   ---------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (21,996,683)        (7,411,361)      (235,137)         (247,383)     10,350,274
  End of period                                 62,460,689         22,537,853      4,768,956           764,008       9,757,453
                                           ---------------    ---------------   ------------   ---------------    ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                84,457,372         29,949,214      5,004,093         1,011,391        (592,821)
                                           ---------------    ---------------   ------------   ---------------    ------------

Increase (decrease) in
  net assets from operations               $    76,878,391    $    26,508,698   $  3,212,761   $     1,004,397    $  8,600,236
                                           ===============    ===============   ============   ===============    ============

                                            Invesco Van                        Invesco Van
                                            Kampen V.I.      Invesco Van       Kampen V.I.       Diversified
                                           Capital Growth    Kampen V.I.    Growth and Income    International    Equity Income
                                                Fund        Comstock Fund          Fund            Account           Account
                                            (Series II)      (Series II)       (Series II)        (Class 1)         (Class 1)
                                           --------------   -------------   -----------------    -------------    -------------
Investment income:
  Dividends                                $           --   $     313,444   $         433,069    $      35,008    $     796,420
                                           --------------   -------------   -----------------    -------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (364,525)     (3,873,976)         (6,867,925)         (35,196)        (366,620)
                                           --------------   -------------   -----------------    -------------    -------------

Net investment income (loss)                     (364,525)     (3,560,532)         (6,434,856)            (188)         429,800
                                           --------------   -------------   -----------------    -------------    -------------

Net realized gains (losses)
  from securities transactions                  1,390,207      (6,679,978)         (5,560,193)        (702,357)        (661,486)
Realized gain distributions                            --              --                  --               --               --
                                           --------------   -------------   -----------------    -------------    -------------

Net realized gains (losses)                     1,390,207      (6,679,978)         (5,560,193)        (702,357)        (661,486)
                                           --------------   -------------   -----------------    -------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           3,619,534     (28,626,214)        (39,617,896)      (1,516,353)      (6,437,057)
  End of period                                 6,188,516      15,970,057          19,623,496         (565,736)      (2,783,204)
                                           --------------   -------------   -----------------    -------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                2,568,982      44,596,271          59,241,392          950,617        3,653,853
                                           --------------   -------------   -----------------    -------------    -------------

Increase (decrease) in
  net assets from operations               $    3,594,664   $  34,355,761   $      47,246,343    $     248,072    $   3,422,167
                                           ==============   =============   =================    =============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                              Government &
                                           High Quality Bond                     LargeCap Blend   LargeCap Growth    MidCap Blend
                                                Account        Income Account      Account II         Account           Account
                                               (Class 1)          (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                           -----------------   --------------    --------------   ---------------    -------------
Investment income:
  Dividends                                $         178,139   $      718,338    $       82,216   $           406    $      78,968
                                           -----------------   --------------    --------------   ---------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                       (82,038)        (165,130)          (50,766)          (10,071)         (48,223)
                                           -----------------   --------------    --------------   ---------------    -------------

Net investment income (loss)                          96,101          553,208            31,450            (9,665)          30,745
                                           -----------------   --------------    --------------   ---------------    -------------

Net realized gains (losses)
  from securities transactions                       (61,141)         (86,677)         (649,950)           26,871         (594,797)
Realized gain distributions                               --               --                --                --               --
                                           -----------------   --------------    --------------   ---------------    -------------

Net realized gains (losses)                          (61,141)         (86,677)         (649,950)           26,871         (594,797)
                                           -----------------   --------------    --------------   ---------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (200,620)        (313,465)       (1,262,868)           (8,575)      (1,472,968)
  End of period                                        3,515            1,910          (290,387)           77,655         (257,041)
                                           -----------------   --------------    --------------   ---------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     204,135          315,375           972,481            86,230        1,215,927
                                           -----------------   --------------    --------------   ---------------    -------------

Increase (decrease) in
  net assets from operations               $         239,095   $      781,906    $      353,981   $       103,436    $     651,875
                                           =================   ==============    ==============   ===============    =============

                                                          Principal Capital                                      SAM Conservative
                                           Money Market      Appreciation       Real Estate       SAM Balanced       Balanced
                                             Account           Account       Securities Account    Portfolio         Portfolio
                                            (Class 1)         (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                           ------------   -----------------  ------------------   ------------   ----------------
Investment income:
  Dividends                                $          2   $         235,044  $           24,234   $  3,176,297   $        359,387
                                           ------------   -----------------  ------------------   ------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (72,003)           (225,474)            (11,162)    (1,292,438)          (122,482)
                                           ------------   -----------------  ------------------   ------------   ----------------

Net investment income (loss)                    (72,001)              9,570              13,072      1,883,859            236,905
                                           ------------   -----------------  ------------------   ------------   ----------------

Net realized gains (losses)
  from securities transactions                       --             133,628            (128,058)    (1,017,616)           (18,212)
Realized gain distributions                          --             273,099                  --             --                 --
                                           ------------   -----------------  ------------------   ------------   ----------------

Net realized gains (losses)                          --             406,727            (128,058)    (1,017,616)           (18,212)
                                           ------------   -----------------  ------------------   ------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                --            (905,807)           (395,895)    (7,815,942)          (284,222)
  End of period                                      --             638,274            (115,296)       870,653            295,983
                                           ------------   -----------------  ------------------   ------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     --           1,544,081             280,599      8,686,595            580,205
                                           ------------   -----------------  ------------------   ------------   ----------------

Increase (decrease) in
  net assets from operations               $    (72,001)  $       1,960,378  $          165,613   $  9,552,838   $        798,898
                                           ============   =================  ==================   ============   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                          SAM Conservative    SAM Flexible     SAM Strategic    Short-Term Income  SmallCap Growth
                                          Growth Portfolio  Income Portfolio  Growth Portfolio       Account         Account II
                                             (Class 1)          (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                          ----------------  ----------------  ----------------  -----------------  ---------------
Investment income:
  Dividends                               $      1,066,233  $        767,706  $        283,191  $          62,442  $            --
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (483,181)         (217,417)         (170,786)           (49,448)         (10,005)
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net investment income (loss)                        583,052          550,289           112,405             12,994          (10,005)
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net realized gains (losses)
  from securities transactions                    (262,823)         (621,630)         (245,064)             8,674           10,330
Realized gain distributions                             --                --                --                 --               --
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net realized gains (losses)                       (262,823)         (621,630)         (245,064)             8,674           10,330
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (2,913,552)       (1,414,695)       (2,022,008)           (31,318)             431
  End of period                                    621,512           (80,885)         (349,576)            31,319          149,670
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 3,535,064         1,333,810         1,672,432             62,637          149,239
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Increase (decrease) in
  net assets from operations              $      3,855,293  $      1,262,469  $      1,539,773  $          84,305  $       149,564
                                          ================  ================  ================  =================  ===============

                                                             Diversified                         Government &
                                          SmallCap Value    International    Equity Income    High Quality Bond
                                            Account I          Account          Account            Account         Income Account
                                            (Class 1)         (Class 2)        (Class 2)          (Class 2)           (Class 2)
                                          --------------    -------------    -------------    -----------------    --------------
Investment income:
  Dividends                               $        1,627    $      14,180    $     456,988    $          46,117    $      299,452
                                          --------------    -------------    -------------    -----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (3,218)         (18,389)        (256,320)             (25,000)          (80,903)
                                          --------------    -------------    -------------    -----------------    --------------

Net investment income (loss)                      (1,591)          (4,209)         200,668               21,117           218,549
                                          --------------    -------------    -------------    -----------------    --------------

Net realized gains (losses)
  from securities transactions                   (65,291)        (164,195)        (937,337)               6,507           (51,763)
Realized gain distributions                           --               --               --                   --                --
                                          --------------    -------------    -------------    -----------------    --------------

Net realized gains (losses)                      (65,291)        (164,195)        (937,337)               6,507           (51,763)
                                          --------------    -------------    -------------    -----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (83,550)        (418,724)      (5,288,218)             (22,765)          (75,219)
  End of period                                   26,085         (129,930)      (2,456,235)              11,692            92,105
                                          --------------    -------------    -------------    -----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 109,635          288,794        2,831,983               34,457           167,324
                                          --------------    -------------    -------------    -----------------    --------------

Increase (decrease) in
  net assets from operations              $       42,753    $     120,390    $   2,095,314    $          62,081    $      334,110
                                          ==============    =============    =============    =================    ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                    Principal
                                                                                                                     Capital
                                          LargeCap Blend     LargeCap Growth     MidCap Blend    Money Market     Appreciation
                                            Account II           Account           Account         Account           Account
                                            (Class 2)           (Class 2)         (Class 2)       (Class 2)         (Class 2)
                                          --------------     ---------------     ------------    ------------     ------------
Investment income:
  Dividends                               $       10,919     $            --     $     17,823    $          1     $     46,031
                                          --------------     ---------------     ------------    ------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (8,764)             (6,084)         (12,985)        (47,484)         (58,479)
                                          --------------     ---------------     ------------    ------------     ------------

Net investment income (loss)                       2,155              (6,084)           4,838        (47,483)          (12,448)
                                          --------------     ---------------     ------------    ------------     ------------

Net realized gains (losses)
  from securities transactions                   (20,351)              8,573         (142,238)             --           (4,458)
Realized gain distributions                           --                  --               --              --           63,578
                                          --------------     ---------------     ------------    ------------     ------------

Net realized gains (losses)                      (20,351)              8,573         (142,238)             --           59,120
                                          --------------     ---------------     ------------    ------------     ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (86,274)               (581)        (279,481)             --         (388,719)
  End of period                                   (8,887)             55,457           21,477              --           (7,188)
                                          --------------     ---------------     ------------    ------------     ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                  77,387              56,038          300,958              --          381,531
                                          --------------     ---------------     ------------    ------------     ------------

Increase (decrease) in
  net assets from operations              $       59,191     $        58,527     $    163,558    $    (47,483)    $    428,203
                                          ==============     ===============     ============    ============     ============

                                             Real Estate      SAM Balanced   SAM Conservative   SAM Conservative    SAM Flexible
                                          Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio  Income Portfolio
                                              (Class 2)         (Class 2)       (Class 2)          (Class 2)          (Class 2)
                                          ------------------  ------------  ------------------  ----------------  ----------------
Investment income:
  Dividends                               $           13,225  $  1,977,484  $          304,065  $        934,640  $        590,499
                                          ------------------  ------------  ------------------  ----------------  ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                        (7,763)     (906,831)           (121,660)         (478,580)         (186,499)
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net investment income (loss)                           5,462     1,070,653             182,405           456,060           404,000
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net realized gains (losses)
  from securities transactions                       (81,537)   (1,049,046)           (251,661)       (1,302,638)         (812,082)
Realized gain distributions                               --            --                  --                --                --
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net realized gains (losses)                          (81,537)   (1,049,046)           (251,661)       (1,302,638)         (812,082)
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (161,853)   (7,872,571)           (447,025)       (6,068,761)         (953,949)
  End of period                                       14,619    (1,834,002)            357,153        (1,682,850)          410,205
                                          ------------------  ------------  ------------------  ----------------  ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     176,472     6,038,569             804,178         4,385,911         1,364,154
                                          ------------------  ------------  ------------------  ----------------  ----------------

Increase (decrease) in
  net assets from operations              $          100,397  $  6,060,176  $          734,922  $      3,539,333  $        956,072
                                          ==================  ============  ==================  ================  ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                    Columbia Asset
                                           SAM Strategic    Short-Term Income   SmallCap Growth   SmallCap Value  Allocation Fund,
                                          Growth Portfolio      Account            Account II       Account I      Variable Series
                                             (Class 2)         (Class 2)           (Class 2)        (Class 2)         (Class A)
                                          ----------------  -----------------   ---------------   --------------  ----------------
Investment income:
  Dividends                               $        333,943  $          34,039   $            --   $        1,258  $         19,330
                                          ----------------  -----------------   ---------------   --------------  ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (236,314)           (28,516)           (4,734)          (2,445)          (11,800)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net investment income (loss)                        97,629              5,523            (4,734)          (1,187)            7,530
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net realized gains (losses)
  from securities transactions                    (687,760)             5,363             4,297          (14,902)          (95,853)
Realized gain distributions                             --                 --                --               --                --
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net realized gains (losses)                       (687,760)             5,363             4,297          (14,902)          (95,853)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (4,091,467)            (3,471)          (25,630)         (41,117)         (191,033)
  End of period                                 (1,544,110)            32,400            40,920            4,000           (27,051)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 2,547,357             35,871            66,550           45,117           163,982
                                          ----------------  -----------------   ---------------   --------------  ----------------

Increase (decrease) in
  net assets from operations              $      1,957,226  $          46,757   $        66,113   $       29,028  $         75,659
                                          ================  =================   ===============   ==============  ================

                                                            Columbia Small                     Columbia Marsico
                                          Columbia Large    Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                          Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable       Growth Fund,
                                          Variable Series       Series       Variable Series        Series         Variable Series
                                             (Class A)         (Class A)        (Class A)         (Class A)           (Class A)
                                          ---------------   --------------   ---------------   ----------------   ----------------
Investment income:
  Dividends                               $        65,850   $           --   $     1,885,373   $        181,806   $          4,297
                                          ---------------   --------------   ---------------   ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (64,997)         (30,652)         (389,615)          (673,737)           (57,190)
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net investment income (loss)                          853          (30,652)        1,495,758           (491,931)           (52,893)
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)
  from securities transactions                   (339,003)         (63,232)          (91,863)        (1,128,060)           229,575
Realized gain distributions                            --               --                --                 --                 --
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)                      (339,003)         (63,232)          (91,863)        (1,128,060)           229,575
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (1,454,362)        (321,282)           75,242         (6,699,430)           195,016
  End of period                                  (601,383)         224,028           942,443          1,402,529            655,055
                                          ---------------   --------------   ---------------   ----------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                  852,979          545,310           867,201          8,101,959            460,039
                                          ---------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in
  net assets from operations              $       514,829   $      451,426   $     2,271,096   $      6,481,968   $        636,721
                                          ===============   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                               Columbia Marsico
                                                                                International
                                          Columbia Marsico   Columbia Mid Cap   Opportunities
                                         21st Century Fund,    Growth Fund,     Fund, Variable   Asset Allocation  Global Growth
                                           Variable Series    Variable Series       Series             Fund            Fund
                                              (Class A)         (Class A)         (Class B)         (Class 2)        (Class 2)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Investment income:
  Dividends                              $               --  $          $ 841  $         29,455  $      1,612,080  $   4,788,123
                                         ------------------  ----------------  ----------------  ----------------  -------------
Expenses:
  Charges for distribution, mortality
    and expense risk                                (24,828)          (20,627)          (66,677)       (1,296,595)    (5,285,768)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net investment income (loss)                        (24,828)          (19,786)          (37,222)          315,485       (497,645)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses) from
  securities transactions                            29,396           (41,129)          (46,072)          222,670      5,020,092
                                         ------------------  ----------------  ----------------  ----------------  -------------

Realized gain distributions                              --                --                --                --             --
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses)                          29,396           (41,129)          (46,072)          222,670      5,020,092
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (48,850)         (181,414)         (658,110)       (4,176,127)      (660,594)
                                         ------------------  ----------------  ----------------  ----------------  -------------
  End of period                                     178,758           205,019           (87,465)        3,776,690     25,053,410
                                         ------------------  ----------------  ----------------  ----------------  -------------

Change in net unrealized appreciation
  (depreciation) of investments                     227,608           386,433           570,645         7,952,817     25,714,004
                                         ------------------  ----------------  ----------------  ----------------  -------------

Increase (decrease) in net assets
  from operations                        $          232,176  $        325,518  $        487,351  $      8,490,972  $  30,236,451
                                         ==================  ================  ================  ================  =============
                                                              Growth-Income    Asset Allocation   Cash Management
                                             Growth Fund           Fund              Fund              Fund         Growth Fund
                                              (Class 2)          (Class 2)         (Class 3)        (Class 3)        (Class 3)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Investment income:
  Dividends                              $        3,070,334  $      6,131,068  $        836,843  $             --  $   1,651,969
                                         ------------------  ----------------  ----------------  ----------------  -------------

Expenses:
  Charges for distribution, mortality
    and expense risk                             (7,002,257)       (6,785,178)         (552,510)         (204,417)    (2,875,363)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net investment income (loss)                     (3,931,923)         (654,110)          284,333          (204,417)    (1,223,394)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses) from
  securities transactions                        (6,234,053)       (8,824,416)         (718,406)         (124,382)    (9,439,689)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Realized gain distributions                              --                --                --                --             --
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses)                      (6,234,053)       (8,824,416)         (718,406)         (124,382)    (9,439,689)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (67,981,795)      (61,542,286)       (5,881,923)         (107,283)   (65,004,760)
                                         ------------------  ----------------  ----------------  ----------------  -------------
  End of period                                  10,343,689       (13,245,492)         (954,260)          (38,099)   (19,399,524)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Change in net unrealized appreciation
  (depreciation) of investments                  78,325,484        48,296,794         4,927,663            69,184     45,605,236
                                         ------------------  ----------------  ----------------  ----------------  -------------

Increase (decrease) in net assets
  from operations                        $       68,159,508  $     38,818,268  $      4,493,590  $       (259,615) $  34,942,153
                                         ==================  ================  ================  ================  =============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                   U.S.
                                                                                             Government/AAA-
                                       Growth-Income   High-Income Bond                      Rated Securities   Growth and Income
                                            Fund             Fund        International Fund        Fund            Portfolio
                                          (Class 3)       (Class 3)           (Class 3)          (Class 3)         (Class VC)
                                       --------------  ----------------  ------------------  ----------------  ------------------
Investment income:
  Dividends                            $    3,023,386   $      1,669,142 $        1,222,127  $        477,811  $        1,308,795
                                       --------------  ----------------  ------------------  ----------------  ------------------

Expenses:
  Charges for distribution, mortality
    and expense risk                       (2,719,532)         (298,231)           (794,905)         (361,808)         (3,589,309)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net investment income (loss)                  303,854         1,370,911             427,222           116,003          (2,280,514)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net realized gains (losses) from
  securities transactions                 (11,204,828)       (2,381,401)         (1,039,367)         (104,905)         (7,916,288)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Realized gain distributions                        --                --                  --           128,140                  --
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net realized gains (losses)               (11,204,828)       (2,381,401)         (1,039,367)           23,235          (7,916,288)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     (61,460,587)       (1,659,009)         (5,916,699)          (39,849)        (49,809,217)
                                       --------------  ----------------  ------------------  ----------------  ------------------
  End of period                           (31,485,081)        2,228,725          (2,328,724)        1,020,229          (5,151,960)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Change in net unrealized appreciation
  (depreciation) of investments            29,975,506         3,887,734           3,587,975         1,060,078          44,657,257
                                       --------------  ----------------  ------------------  ----------------  ------------------

Increase (decrease) in net assets
  from operations                      $   19,074,532       $ 2,877,244  $        2,975,830  $      1,199,316  $       34,460,455
                                       ==============  ================  ==================  ================  ==================
                                                         BB&T Capital                                           BB&T Special
                                        Mid Cap Value       Manager         BB&T Mid Cap        BB&T Select     Opportunities
                                          Portfolio         Equity             Growth             Equity           Equity
                                         (Class VC)          VIF                VIF                VIF              VIF
                                       --------------  ----------------  ------------------  ----------------  ---------------
Investment income:
  Dividends                            $      123,403  $         32,141  $               --  $         21,450  $         7,848
                                       --------------  ----------------  ------------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality
    and expense risk                         (489,689)          (33,589)             (1,265)          (27,553)        (224,613)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net investment income (loss)                 (366,286)           (1,448)             (1,265)           (6,103)        (216,765)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net realized gains (losses) from
  securities transactions                  (1,786,348)         (505,594)           (210,750)         (332,738)         (43,125)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Realized gain distributions                        --                --                  --                --               --
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net realized gains (losses)                (1,786,348)         (505,594)           (210,750)         (332,738)         (43,125)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     (10,243,490)         (919,689)           (206,633)         (854,402)         244,346
                                       --------------  ----------------  ------------------  ----------------  ---------------
  End of period                            (1,326,373)         (151,723)                 --          (345,207)       2,222,556
                                       --------------  ----------------  ------------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments             8,917,117           767,966             206,633           509,195        1,978,210
                                       --------------  ----------------  ------------------  ----------------  ---------------

Increase (decrease) in net assets
  from operations                      $    6,764,483  $        260,924  $           (5,382) $        170,354  $     1,718,320
                                       ==============  ================  ==================  ================  ===============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                      Franklin
                                                                                                     Templeton
                                                               MTB Managed                          VIP Founding       Allocation
                                        BB&T Total Return   Allocation Fund -   Franklin Income   Funds Allocation      Balanced
                                              Bond              Moderate        Securities Fund         Fund           Portfolio
                                               VIF              Growth II          (Class 2)          (Class 2)       (Class 3)(1)
                                        -----------------   -----------------   ---------------   ----------------    ------------
Investment income:
  Dividends                             $         340,537   $               3   $     1,887,012   $        739,731    $    543,411
                                        -----------------   -----------------   ---------------   ----------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (139,872)                 (7)         (470,574)          (511,953)       (174,441)
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net investment income (loss)                      200,665                  (4)        1,416,438            227,778         368,970
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net realized gains (losses) from
  securities transactions                         164,146                  (2)          165,580           (680,081)         95,983
Realized gain distributions                        14,721                  --                --              2,773              --
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net realized gains (losses)                       178,867                  (2)          165,580           (677,308)         95,983
                                        -----------------   -----------------   ---------------   ----------------    ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             306,988                  51         2,548,626            753,660              --
  End of period                                   431,803                  85         4,619,727          4,054,553       1,151,418
                                        -----------------   -----------------   ---------------   ----------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments                   124,815                  34         2,071,101          3,300,893       1,151,418
                                        -----------------   -----------------   ---------------   ----------------    ------------

Increase (decrease) in net assets
  from operations                       $         504,347   $              28   $     3,653,119   $      2,851,363    $  1,616,371
                                        =================   =================   ===============   ================    ============


                                                              Allocation
                                        Allocation Growth   Moderate Growth         Allocation         Real Return
                                            Portfolio          Portfolio        Moderate Portfolio      Portfolio
                                           (Class 3)(1)      (Class 3)(1)          (Class 3)(1)        (Class 3)(1)
                                        -----------------   ---------------     ------------------     ------------
Investment income:
  Dividends                             $          41,721   $       712,904     $          674,427     $    813,691
                                        -----------------   ---------------     ------------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (33,269)         (312,811)              (243,787)        (506,017)
                                        -----------------   ---------------     ------------------     ------------

Net investment income (loss)                        8,452           400,093                430,640          307,674
                                        -----------------   ---------------     ------------------     ------------

Net realized gains (losses) from
  securities transactions                         (16,906)           32,110                 52,400          117,797
Realized gain distributions                            --                --                     --               --
                                        -----------------   ---------------     ------------------     ------------

Net realized gains (losses)                       (16,906)           32,110                 52,400          117,797
                                        -----------------   ---------------     ------------------     ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                  --                --                     --               --
  End of period                                   395,572         3,286,796              2,110,315         (400,707)
                                        -----------------   ---------------     ------------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                   395,572         3,286,796              2,110,315         (400,707)
                                        -----------------   ---------------     ------------------     ------------

Increase (decrease) in net assets
  from operations                       $         387,118   $     3,718,999     $        2,593,355     $     24,764
                                        =================   ===============     ==================     ============

(1)  For the period from January 19, 2010 (inception) to December 31, 2010.

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010


                                                                                Government and
                                        Asset Allocation  Capital Appreciation   Quality Bond                     Natural Resources
                                           Portfolio           Portfolio           Portfolio    Growth Portfolio      Portfolio
                                           (Class 1)           (Class 1)           (Class 1)       (Class 1)          (Class 1)
                                        ----------------  --------------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)           $      1,658,860  $         (4,426,894) $    4,106,337  $       (931,286) $        (577,865)

 Net realized gains (losses)                  (2,734,561)          (12,119,178)      1,289,501       (13,504,121)        11,392,328

 Change in net unrealized appreciation
   (depreciation) of investments              17,602,969            76,826,729         568,274        27,016,468            (76,798)
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from operations                   16,527,268            60,280,657       5,964,112        12,581,061         10,737,665
                                        ----------------  --------------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                    689,074             1,070,095       1,132,966           400,331            127,071
 Cost of units redeemed                      (18,521,867)          (42,705,169)    (30,127,782)      (14,485,754)       (11,804,533)
 Net transfers                                  (233,388)           (7,577,441)     (3,228,181)       (6,641,256)        (6,284,245)
 Contract maintenance charge                     (68,249)             (180,510)        (74,447)          (60,397)           (36,227)
                                        ----------------  --------------------  --------------  ----------------  -----------------

   Increase (decrease) in net
     assets from capital transactions        (18,134,430)          (49,393,025)    (32,297,444)      (20,787,076)       (17,997,934)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in net assets             (1,607,162)           10,887,632     (26,333,332)       (8,206,015)        (7,260,269)
Net assets at beginning of period            149,654,165           328,926,042     179,811,641       119,178,758         99,135,192
                                        ----------------  --------------------  --------------  ----------------  -----------------
Net assets at end of period             $    148,047,003 $         339,813,674  $  153,478,309  $    110,972,743  $      91,874,923
                                        ================  ====================  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       27,699                25,364          57,531            13,579              2,533
 Units redeemed                                 (730,086)             (975,479)     (1,530,540)         (479,545)          (236,175)
 Units transferred                               (12,104)             (188,914)       (173,185)         (221,601)          (132,026)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in units
  outstanding                                   (714,491)           (1,139,029)     (1,646,194)         (687,567)          (365,668)
Beginning units                                6,064,925             7,736,493       9,397,555         4,003,562          1,922,741
                                        ----------------  --------------------  --------------  ----------------  -----------------
Ending units                                   5,350,434             6,597,464       7,751,361         3,315,995          1,557,073
                                        ================  ====================  ==============  ================  =================

                                                                                Government and
                                        Asset Allocation  Capital Appreciation   Quality Bond                     Natural Resources
                                           Portfolio           Portfolio           Portfolio    Growth Portfolio      Portfolio
                                           (Class 2)           (Class 2)           (Class 2)       (Class 2)          (Class 2)
                                        ----------------  --------------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)           $        110,374  $           (991,082) $    1,702,903  $       (340,302) $        (166,563)

 Net realized gains (losses)                    (421,586)            1,403,909         214,400        (2,081,066)        (1,314,870)

 Change in net unrealized appreciation
   (depreciation) of investments               1,601,103            11,628,559         719,525         6,370,597          3,937,365
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from operations                    1,289,891            12,041,386       2,636,828         3,949,229          2,455,932
                                        ----------------  --------------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                      5,143               303,579         439,365           252,136             99,465
 Cost of units redeemed                       (2,238,193)          (10,501,099)    (15,358,582)       (4,852,296)        (3,055,084)
 Net transfers                                    61,442            (3,296,099)     (1,624,916)       (1,112,477)        (1,249,565)
 Contract maintenance charge                      (2,099)              (14,779)        (15,151)           (7,780)            (4,532)
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from capital transactions         (2,173,707)          (13,508,398)    (16,559,284)       (5,720,417)        (4,209,716)
                                        ----------------  --------------------  --------------  ----------------  -----------------

Increase (decrease) in net assets               (883,816)           (1,467,012)    (13,922,456)       (1,771,188)        (1,753,784)
Net assets at beginning of period             12,952,662            68,526,327      84,762,472        36,875,488         22,331,708
                                        ----------------  --------------------  --------------  ----------------  -----------------
Net assets at end of period             $     12,068,846  $         67,059,315  $   70,840,016  $     35,104,300  $      20,577,924
                                        ================  ====================  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          200                 6,932          22,185             8,403              1,994
 Units redeemed                                  (92,000)             (234,552)       (786,578)         (162,307)           (61,772)
 Units transferred                                 2,720               (74,252)        (85,090)          (36,061)           (25,278)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                                     (89,080)             (301,872)       (849,483)         (189,965)           (85,056)
Beginning units                                  534,495             1,599,362       4,464,526         1,255,422            440,030
                                        ----------------  --------------------  --------------  ----------------  -----------------
Ending units                                     445,415             1,297,490       3,615,043         1,065,457            354,974
                                        ================  ====================  ==============  ================  =================

  The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                               Capital     Government and
                                           Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                              Portfolio       Portfolio      Portfolio     Growth Portfolio      Portfolio
                                              (Class 3)       (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                           ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

 Net investment income (loss)              $        205,413  $ (5,731,864) $   12,560,003  $     (1,498,676) $      (1,321,485)

 Net realized gains (losses)                     (1,576,437)   (4,607,558)      2,834,154       (10,826,603)        (7,428,339)
 Change in net unrealized appreciation
   (depreciation) of investments                  4,120,223    80,720,896       2,580,843        28,052,491         27,890,605
                                           ----------------  ------------  --------------  ----------------  -----------------
   Increase (decrease) in net assets from
    operations                                    2,749,199    70,381,474      17,975,000        15,727,212         19,140,781
                                           ----------------  ------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                     2,378,405    27,397,519      40,050,283         2,551,244          6,319,158
 Cost of units redeemed                          (3,297,352)  (39,368,925)    (79,777,748)      (16,584,957)       (15,895,133)
 Net transfers                                    1,400,926   (13,485,184)     38,262,749        (6,177,683)        (2,943,442)
 Contract maintenance charge                         (4,500)      (69,527)        (97,670)          (32,222)           (27,947)
                                           ----------------  ------------  --------------  ----------------  -----------------
   Increase (decrease) in net assets from
     capital transactions                           477,479   (25,526,117)     (1,562,386)      (20,243,618)       (12,547,364)
                                           ----------------  ------------  --------------  ----------------  -----------------

Increase (decrease) in net assets                 3,226,678    44,855,357      16,412,614        (4,516,406)         6,593,417
Net assets at beginning of period                22,884,366   354,705,982     598,222,501       143,954,599        150,922,682
                                           ----------------  ------------  --------------  ----------------  -----------------
Net assets at end of period                $     26,111,044  $399,561,339  $  614,635,115  $    139,438,193  $     157,516,099
                                           ================  ============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         178,795     1,442,574       2,746,529           144,372            376,749
 Units redeemed                                    (132,976)     (931,330)     (4,184,086)         (572,685)          (343,408)
 Units transferred                                   71,892        44,111       2,393,217          (198,195)            13,857
                                           ----------------  ------------  --------------  ----------------  -----------------
Increase (decrease) in units outstanding            117,711       555,355         955,660          (626,508)            47,198
Beginning units                                     971,609     8,852,152      32,768,598         5,241,332          3,269,902
                                           ----------------  ------------  --------------  ----------------  -----------------
Ending units                                      1,089,320     9,407,507      33,724,258         4,614,824          3,317,100
                                           ================  ============  ==============  ================  =================

                                           Aggressive Growth  Alliance Growth                      Blue Chip Growth  Capital Growth
                                               Portfolio         Portfolio     Balanced Portfolio     Portfolio        Portfolio
                                               (Class 1)         (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           -----------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

 Net investment income (loss)              $        (455,943) $    (1,359,043) $          204,529  $       (110,128) $     (110,288)

 Net realized gains (losses)                      (2,414,734)      (9,684,755)         (2,030,008)          160,174         108,190
 Change in net unrealized appreciation
   (depreciation) of investments                   8,136,642       25,794,567           6,853,672           875,308         417,635
                                           -----------------  ---------------  ------------------  ----------------  --------------
   Increase (decrease) in net assets from
    operations                                     5,265,965       14,750,769           5,028,193           925,354         415,537
                                           -----------------  ---------------  ------------------  ----------------  --------------

From capital transactions:
 Net proceeds from units sold                        123,233          780,679             421,671            11,652          18,301
 Cost of units redeemed                           (3,855,761)     (26,623,729)         (7,095,158)       (1,337,537)       (885,624)
 Net transfers                                      (924,931)      (6,944,735)            312,740        (1,138,183)       (778,849)
 Contract maintenance charge                         (26,754)        (162,105)            (41,707)           (4,275)         (4,201)
                                           -----------------  ---------------  ------------------  ----------------  --------------
   Increase (decrease) in net assets from
     capital transactions                         (4,684,213)     (32,949,890)         (6,402,454)       (2,468,343)     (1,650,373)
                                           -----------------  ---------------  ------------------  ----------------  --------------

Increase (decrease) in net assets                    581,752      (18,199,121)         (1,374,261)       (1,542,989)     (1,234,836)
Net assets at beginning of period                 30,938,865      212,426,679          54,170,244         8,996,959       8,146,440
                                           -----------------  ---------------  ------------------  ----------------  --------------
Net assets at end of period                $      31,520,617  $   194,227,558  $       52,795,983  $      7,453,970  $    6,911,604
                                           =================  ===============  ==================  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           10,561           26,721              27,465             1,646           2,638
 Units redeemed                                     (334,855)        (904,048)           (463,386)         (229,207)       (130,714)
 Units transferred                                   (83,304)        (233,366)             20,171          (163,775)       (118,843)
                                           -----------------  ---------------  ------------------  ----------------  --------------
Increase (decrease) in units outstanding            (407,598)      (1,110,693)           (415,750)         (391,336)       (246,919)
Beginning units                                    2,788,887        7,055,815           3,636,635         1,542,759       1,168,646
                                           -----------------  ---------------  ------------------  ----------------  --------------
Ending units                                       2,381,289        5,945,122           3,220,885         1,151,423         921,727
                                           =================  ===============  ==================  ================  ==============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio     Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)        (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (1,437,588) $    5,888,575  $    (4,097,983) $        252,787  $        (81,684)

  Net realized gains (losses)                       (2,961,591)      4,480,043       (5,447,075)       (1,317,599)      (15,404,398)
  Change in net unrealized appreciation
     (depreciation) of investments                   2,743,696         815,386       59,054,407         3,754,632        25,102,470
                                               ---------------  --------------  ---------------  ----------------  ----------------
     Increase (decrease) in net
        assets from operations                      (1,655,483)     11,184,004       49,509,349         2,689,820         9,616,388
                                               ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                       3,076,148         746,339        1,678,533            61,911           228,896
  Cost of units redeemed                           (38,822,113)    (22,498,340)     (68,739,749)       (2,641,942)       (8,790,669)
  Net transfers                                     13,984,772         977,056      (26,625,669)        1,630,693          (315,375)
  Contract maintenance charge                          (72,631)        (45,221)        (305,467)          (13,002)          (30,059)
                                               ---------------  --------------  ---------------  ----------------  ----------------
     Increase (decrease) in net assets
        from capital transactions                  (21,833,824)    (20,820,166)     (93,992,352)         (962,340)       (8,907,207)
                                               ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets                  (23,489,307)     (9,636,162)     (44,483,003)        1,727,480           709,181
Net assets at beginning of period                  106,567,407     127,454,013      560,675,687        19,185,423        69,854,315
                                               ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period                    $    83,078,100  $  117,817,851  $   516,192,684  $     20,912,903  $     70,563,496
                                               ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           229,676          32,850           52,656             5,460            11,924
  Units redeemed                                    (2,906,085)       (981,201)      (2,145,637)         (233,374)         (435,464)
  Units transferred                                  1,045,552          48,466         (830,510)          135,832           (49,178)
                                               ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units outstanding            (1,630,857)       (899,885)      (2,923,491)          (92,082)         (472,718)
Beginning units                                      7,890,791       5,837,425       17,402,626         1,777,635         3,502,327
                                               ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                         6,259,934       4,937,540       14,479,135         1,685,553         3,029,609
                                               ===============  ==============  ===============  ================  ================

                                                   Equity                                                             Growth
                                               Opportunities     Fundamental      Global Bond    Global Equities   Opportunities
                                                 Portfolio     Growth Portfolio     Portfolio       Portfolio        Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                               -------------   ----------------   ------------   ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (291,326)  $       (722,185)  $  1,452,895   $       101,639   $    (167,602)

  Net realized gains (losses)                     (3,267,173)        (2,987,071)     1,704,715           (53,535)       (229,726)
  Change in net unrealized appreciation
     (depreciation) of investments                 8,489,465         10,433,737       (636,446)        7,431,257       2,554,416
                                               -------------   ----------------   ------------   ---------------   -------------
     Increase (decrease) in net
        assets from operations                     4,930,966          6,724,481      2,521,164         7,479,361       2,157,088
                                               -------------   ----------------   ------------   ---------------   -------------

From capital transactions:
  Net proceeds from units sold                       125,300            293,912        235,936           283,235          59,084
  Cost of units redeemed                          (5,099,383)        (5,805,959)   (10,357,830)       (8,700,251)     (1,700,247)
  Net transfers                                   (1,178,923)        (1,703,754)     2,035,259        (1,998,965)      1,299,037
  Contract maintenance charge                        (21,755)           (41,638)       (19,566)          (39,561)         (5,832)
                                               -------------   ----------------   ------------   ---------------   -------------
     Increase (decrease) in net assets
        from capital transactions                 (6,174,761)        (7,257,439)    (8,106,201)      (10,455,542)       (347,958)
                                               -------------   ----------------   ------------   ---------------   -------------

Increase (decrease) in net assets                 (1,243,795)          (532,958)    (5,585,037)       (2,976,181)      1,809,130
Net assets at beginning of period                 36,813,569         50,737,315     60,695,476        68,658,954      10,714,078
                                               -------------   ----------------   ------------   ---------------   -------------
Net assets at end of period                    $  35,569,774   $     50,204,357   $ 55,110,439   $    65,682,773   $  12,523,208
                                               =============   ================   ============   ===============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           7,605             18,482         10,712            15,110          11,114
  Units redeemed                                    (305,830)          (369,966)      (469,961)         (461,583)       (318,338)
  Units transferred                                  (70,177)          (109,801)        90,203          (105,109)        209,732
                                               -------------   ----------------   ------------   ---------------   -------------
Increase (decrease) in units outstanding            (368,402)          (461,285)      (369,046)         (551,582)        (97,492)
Beginning units                                    2,272,164          3,252,503      2,805,022         3,656,933       2,146,854
                                               -------------   ----------------   ------------   ---------------   -------------
Ending units                                       1,903,762          2,791,218      2,435,976         3,105,351       2,049,362
                                               =============   ================   ============   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                               International      International
                                            Growth-Income   High-Yield Bond     Diversified         Growth and      Marsico Focused
                                              Portfolio        Portfolio     Equities Portfolio  Income Portfolio  Growth Portfolio
                                              (Class 1)        (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $      (892,538) $     6,945,399  $        1,403,938  $      1,536,129  $       (196,937)

  Net realized gains (losses)                   (8,480,352)      (7,619,070)            996,692        (2,813,165)       (1,495,633)
  Change in net unrealized appreciation
    (depreciation) of investments               22,655,686       11,092,592             800,976         4,055,296         4,129,033
                                           ---------------  ---------------  ------------------  ----------------  ----------------
    Increase (decrease) in net
     assets from operations                     13,282,796       10,418,921           3,201,606         2,778,260         2,436,463
                                           ---------------  ---------------  ------------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                     483,001          742,917             304,992           233,055            27,206
  Cost of units redeemed                       (19,828,067)     (15,332,719)         (8,389,361)       (8,931,354)       (2,827,155)
  Net transfers                                 (5,196,390)        (640,675)         (1,862,422)       (2,792,049)         (988,461)
  Contract maintenance charge                     (103,157)         (34,014)            (28,972)          (34,120)           (8,524)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
    Increase (decrease) in net assets
      from capital transactions                (24,644,613)     (15,264,491)         (9,975,763)      (11,524,468)       (3,796,934)
                                           ---------------  ---------------  ------------------  ----------------  ----------------

Increase (decrease) in net assets              (11,361,817)      (4,845,570)         (6,774,157)       (8,746,208)       (1,360,471)
Net assets at beginning of period              161,401,177       91,538,604          64,426,394        71,179,908        18,645,644
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Net assets at end of period                $   150,039,360  $    86,693,034  $       57,652,237  $     62,433,700  $     17,285,173
                                           ===============  ===============  ==================  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        19,869           35,661              25,277            18,498             2,742
  Units redeemed                                  (826,258)        (739,725)           (691,388)         (702,534)         (268,396)
  Units transferred                               (220,283)         (45,287)           (168,994)         (220,607)          (95,484)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Increase (decrease) in units outstanding        (1,026,672)        (749,351)           (835,105)         (904,643)         (361,138)
Beginning units                                  6,654,865        4,656,578           5,137,601         5,364,931         1,822,557
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Ending units                                     5,628,193        3,907,227           4,302,496         4,460,288         1,461,419
                                           ===============  ===============  ==================  ================  ================

                                                   MFS
                                              Massachusetts
                                             Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                                Portfolio         Portfolio          Portfolio       Portfolio       Portfolio
                                                (Class 1)         (Class 1)          (Class 1)       (Class 1)       (Class 1)
                                             ---------------   ----------------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $      (359,875)  $      2,455,720   $     (624,870)  $     124,808   $    (171,881)

  Net realized gains (losses)                       (115,723)        (3,965,308)      (2,072,183)     (6,071,847)       (659,731)
  Change in net unrealized appreciation
    (depreciation) of investments                  5,579,319         16,529,588       11,317,761      11,773,950       2,515,510
                                             ---------------   ----------------   --------------   -------------   -------------
    Increase (decrease) in net
     assets from operations                        5,103,721         15,020,000        8,620,708       5,826,911       1,683,898
                                             ---------------   ----------------   --------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold                       244,043            555,063          202,902          87,331          56,689
  Cost of units redeemed                          (9,977,203)       (28,663,459)      (6,855,000)     (5,220,320)     (1,616,992)
  Net transfers                                   (1,219,771)        (6,760,196)          339,167        281,098      (1,105,553)
  Contract maintenance charge                        (38,040)           (93,985)         (27,047)        (17,016)         (5,673)
                                             ---------------   ----------------   --------------   -------------   -------------
    Increase (decrease) in net assets
      from capital transactions                  (10,990,971)       (34,962,577)      (6,339,978)     (4,868,907)     (2,671,529)
                                             ---------------   ----------------   --------------   -------------   -------------

Increase (decrease) in net assets                 (5,887,250)       (19,942,577)       2,280,730         958,004        (987,631)
Net assets at beginning of period                 66,226,571        205,782,136       43,422,346      35,267,388      12,983,385
                                             ---------------   ----------------   --------------   -------------   -------------
Net assets at end of period                  $    60,339,321   $    185,839,559   $   45,703,076   $  36,225,392   $  11,995,754
                                             ===============   ================   ==============   =============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          11,327             21,281           19,584           4,322          26,975
  Units redeemed                                    (474,597)        (1,105,388)        (674,531)       (254,316)       (761,709)
  Units transferred                                  (61,519)          (263,375)         (14,952)          5,989        (653,654)
                                             ---------------   ----------------   --------------   -------------   -------------
Increase (decrease) in units outstanding            (524,789)        (1,347,482)        (669,899)       (244,005)     (1,388,388)
Beginning units                                    3,136,517          8,051,986        4,479,793       1,874,898       6,314,247
                                             ---------------   ----------------   --------------   -------------   -------------
Ending units                                       2,611,728          6,704,504        3,809,894       1,630,893       4,925,859
                                             ===============   ================   ==============   =============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                            Telecom Utility   Total Return   Aggressive Growth  Alliance Growth
                                               Portfolio     Bond Portfolio      Portfolio         Portfolio     Balanced Portfolio
                                              (Class 1)        (Class 1)         (Class 2)         (Class 2)         (Class 2)
                                            ---------------  --------------  -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                     $214,382  $      951,655  $         (61,656) $      (246,406) $           19,057

  Net realized gains (losses)                     (486,026)         729,951           (114,055)       1,116,239             183,218
  Change in net unrealized appreciation
    (depreciation) of investments                 2,033,018       1,454,446            855,696        1,251,976             674,081
                                            ---------------  --------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
       assets from operations                     1,761,374       3,136,052            679,985        2,121,809             876,356
                                            ---------------  --------------  -----------------  ---------------  ------------------

From capital transactions:
  Net proceeds from units sold                       41,067         516,314              9,127           52,695              36,614
  Cost of units redeemed                         (2,451,803)    (11,141,204)          (686,676)      (4,620,967)         (1,537,762)
  Net transfers                                    (728,186)     15,681,720            (13,550)      (1,298,009)             67,424
  Contract maintenance charge                        (9,407)        (28,262)            (1,222)          (8,879)             (2,946)
                                            ---------------  --------------  -----------------  ---------------  ------------------
    Increase (decrease) in net assets
       from capital transactions                 (3,148,329)      5,028,568           (692,321)      (5,875,160)         (1,436,670)
                                            ---------------  --------------  -----------------  ---------------  ------------------

Increase (decrease) in net assets                (1,386,955)      8,164,620            (12,336)      (3,753,351)           (560,314)
Net assets at beginning of period                18,344,257      65,207,913          4,144,577       32,274,906          10,026,950
                                            ---------------  --------------  -----------------  ---------------  ------------------
Net assets at end of period                 $    16,957,302  $   73,372,533  $       4,132,241  $    28,521,555  $        9,466,636
                                            ===============  ==============  =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          2,961          19,504                760            1,812               2,330
  Units redeemed                                   (169,056)       (423,999)           (60,524)        (157,732)           (100,892)
  Units transferred                                 (53,743)        596,073             (1,721)         (44,097)              3,644
                                            ---------------  --------------  -----------------  ---------------  ------------------
Increase (decrease) in units outstanding           (219,838)        191,578            (61,485)        (200,017)            (94,918)
Beginning units                                   1,265,801       2,577,207            378,666        1,084,271             671,755
                                            ---------------  --------------  -----------------  ---------------  ------------------
Ending units                                      1,045,963       2,768,785            317,181          884,254             576,837
                                            ===============  ==============  =================  ===============  ==================

                                            Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                            ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $        (58,816) $      (39,875) $      (468,615) $    1,829,463  $      (798,896)

  Net realized gains (losses)                         67,952         123,217         (812,764)      1,624,722         (122,642)
  Change in net unrealized appreciation
    (depreciation) of investments                    391,657          82,440          696,666         113,182        8,796,209
                                            ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
       assets from operations                        400,793         165,782         (584,713)      3,567,367        7,874,671
                                            ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
  Net proceeds from units sold                         2,830           4,947          378,000          91,443          188,786
  Cost of units redeemed                            (642,838)       (462,681)     (13,879,456)     (8,204,000)     (13,730,207)
  Net transfers                                       81,539        (169,441)       5,029,222         424,121       (2,803,808)
  Contract maintenance charge                         (1,250)           (743)          (8,388)         (6,210)         (20,379)
                                            ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                    (559,719)       (627,918)      (8,480,622)     (7,694,646)     (16,365,608)
                                            ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets                   (158,926)       (462,136)      (9,065,335)     (4,127,279)      (8,490,937)
Net assets at beginning of period                  4,515,802       2,785,753       34,903,610      42,571,679       92,523,475
                                            ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period                 $      4,356,876  $    2,323,617  $    25,838,275  $   38,444,400  $    84,032,538
                                            ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             512             684           28,859           4,022            5,841
  Units redeemed                                    (114,225)        (67,182)      (1,051,318)       (361,705)        (427,192)
  Units transferred                                   12,340         (23,884)         380,269          17,180          (88,439)
                                            ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units outstanding            (101,373)        (90,382)        (642,190)       (340,503)        (509,790)
Beginning units                                      792,233         405,486        2,618,132       1,979,008        2,890,453
                                            ----------------  --------------  ---------------  --------------  ---------------
Ending units                                         690,860         315,104        1,975,942       1,638,505        2,380,663
                                            ================  ==============  ===============  ==============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                        Equity
                                                  "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                                 Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                                    (Class 2)         (Class 2)        (Class 2)      (Class 2)        (Class 2)
                                                 ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                   $         68,950  $        (36,610) $     (72,995) $      84,970  $        (50,561)

  Net realized gains (losses)                            (668,080)         (262,678)      (880,211)      (390,510)           29,704
  Change in net unrealized appreciation
    (depreciation) of investments                       1,523,373         2,061,784      1,942,485        468,392           434,323
                                                 ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
       assets from operations                             924,243         1,762,496        989,279        162,852           413,466
                                                 ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
  Net proceeds from units sold                              2,288            29,528         12,828        179,625             2,490
  Cost of units redeemed                               (1,306,379)       (2,059,143)    (1,477,728)    (5,587,517)         (606,117)
  Net transfers                                           (64,874)          168,004       (202,588)      (404,431)           85,532
  Contract maintenance charge                              (1,984)           (2,879)        (2,099)        (7,374)           (1,020)
                                                 ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net assets
       from capital transactions                       (1,370,949)       (1,864,490)    (1,669,587)    (5,819,697)         (519,115)
                                                 ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets                        (446,706)         (101,994)      (680,308)    (5,656,845)         (105,649)
Net assets at beginning of period                       7,348,853        12,935,073      7,683,010     40,616,081         3,428,999
                                                 ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period                      $      6,902,147  $     12,833,079  $   7,002,702  $  34,959,236  $      3,323,350
                                                 ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                  202            1,390             767         11,434               157
  Units redeemed                                         (118,047)        (103,261)        (89,014)      (348,730)          (40,161)
  Units transferred                                        (7,591)            4,263        (11,904)       (31,456)            4,998
                                                 ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units outstanding                 (125,436)          (97,608)      (100,151)      (368,752)          (35,006)
Beginning units                                           690,646           659,530        481,438      2,430,323           222,395
                                                 ----------------  ----------------  -------------  -------------  ----------------
Ending units                                              565,210           561,922        381,287      2,061,571           187,389
                                                 ================  ================  =============  =============  ================

                                                                                    Growth
                                                  Global Bond   Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                                   Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                                   (Class 2)       (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                 -------------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                   $     364,358  $         1,350  $     (71,039) $     (81,412) $     1,532,408

  Net realized gains (losses)                          489,144           81,173        189,449       (302,572)          84,027
  Change in net unrealized appreciation
    (depreciation) of investments                     (202,308)         798,756        819,418      1,276,154          763,875
                                                 -------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                          651,194          881,279        937,828        892,170        2,380,310
                                                 -------------  ---------------  -------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                          60,154           14,675          9,554         11,111           23,144
  Cost of units redeemed                            (2,911,060)      (1,123,583)      (711,501)    (1,499,420)      (4,699,500)
  Net transfers                                        729,861          264,380         79,480       (338,144)        (635,027)
  Contract maintenance charge                           (2,106)          (1,715)        (1,050)        (3,418)          (3,335)
                                                 -------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                    (2,123,151)        (846,243)      (623,517)    (1,829,871)      (5,314,718)
                                                 -------------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets                   (1,471,957)          35,036        314,311       (937,701)      (2,934,408)
Net assets at beginning of period                   16,169,165        7,833,355      4,632,616     11,325,724       22,246,264
                                                 -------------  ---------------  -------------  -------------  ---------------
Net assets at end of period                      $  14,697,208  $     7,868,391  $   4,946,927  $  10,388,023  $    19,311,856
                                                 =============  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             2,768              796          1,839            443            1,116
  Units redeemed                                      (133,601)         (59,752)      (133,514)       (63,095)        (230,475)
  Units transferred                                     32,584           13,960         12,773        (13,782)         (34,918)
                                                 -------------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units outstanding               (98,249)         (44,996)      (118,902)       (76,434)        (264,277)
Beginning units                                        754,806          421,316        941,439        469,037        1,150,553
                                                 -------------  ---------------  -------------  -------------  ---------------
Ending units                                           656,557          376,320        822,537        392,603          886,276
                                                 =============  ===============  =============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                           International       International                     MFS Massachusetts
                                            Diversified         Growth and      Marsico Focused   Investors Trust   MFS Total Return
                                         Equities Portfolio  Income Portfolio  Growth Portfolio     Portfolio         Portfolio
                                             (Class 2)           (Class 2)         (Class 2)         (Class 2)         (Class 2)
                                         ------------------  ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $          629,181  $        267,757  $       (238,890) $        (101,459) $       665,485

  Net realized gains (losses)                       313,207        (1,266,488)         (854,488)           790,841       (1,393,584)
  Change in net unrealized appreciation
    (depreciation) of investments                   635,557         1,502,236         3,730,169            471,344        5,275,927
                                         ------------------  ----------------  ----------------  -----------------  ---------------
    Increase (decrease) in net
       assets from operations                     1,577,945           503,505         2,636,791          1,160,726        4,547,828
                                         ------------------  ----------------  ----------------  -----------------  ---------------

From capital transactions:
  Net proceeds from units sold                      109,531            23,251            31,197             62,756          247,942
  Cost of units redeemed                         (3,706,202)       (2,162,641)       (2,950,677)        (2,069,304)     (10,240,019)
  Net transfers                                    (496,682)           24,516          (908,356)          (261,752)        (438,208)
  Contract maintenance charge                        (6,268)           (2,570)           (3,502)            (3,076)         (14,473)
                                         ------------------  ----------------  ----------------  -----------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                 (4,099,621)       (2,117,444)       (3,831,338)        (2,271,376)     (10,444,758)
                                         ------------------  ----------------  ----------------  -----------------  ---------------

Increase (decrease) in net assets                (2,521,676)       (1,613,939)       (1,194,547)        (1,110,650)      (5,896,930)
Net assets at beginning of period                30,021,823        13,799,411        20,351,645         14,828,965       63,751,431
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Net assets at end of period              $       27,500,147       $12,185,472  $     19,157,098  $      13,718,315  $    57,854,501
                                         ==================  ================  ================  =================  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          8,903             1,833             3,068              2,998            9,716
  Units redeemed                                   (307,564)         (170,888)         (284,473)           (98,636)        (394,943)
  Units transferred                                 (44,107)              474           (90,564)           (13,299)         (18,098)
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Increase (decrease) in units
  outstanding                                      (342,768)         (168,581)         (371,969)          (108,937)        (403,325)
Beginning units                                   2,427,191         1,046,103         2,015,612            708,044        2,504,856
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Ending units                                      2,084,423           877,522         1,643,643            599,107        2,101,531
                                         ==================  ================  ================  =================  ===============

                                         Mid-Cap Growth   Real Estate   Small & Mid Cap   Technology    Telecom Utility
                                           Portfolio       Portfolio    Value Portfolio    Portfolio       Portfolio
                                           (Class 2)       (Class 2)      (Class 2)        (Class 2)       (Class 2)
                                         --------------  -------------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (316,140) $      15,060  $      (349,970) $     (63,124) $        26,110

  Net realized gains (losses)                   809,515     (1,936,133)          53,168        145,426         (192,303)
  Change in net unrealized appreciation
    (depreciation) of investments             3,818,638      3,724,930        6,002,684        571,733          422,985
                                         --------------  -------------  ---------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                 4,312,013      1,803,857        5,705,882        654,035          256,792
                                         --------------  -------------  ---------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                   28,669         23,637          132,656          7,402            1,178
  Cost of units redeemed                     (2,991,158)    (1,818,468)      (4,311,209)      (710,094)        (640,576)
  Net transfers                                (240,148)       470,116         (381,981)       (12,275)         (55,591)
  Contract maintenance charge                    (5,668)        (2,737)          (5,468)        (1,323)            (833)
                                         --------------  -------------  ---------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions             (3,208,305)    (1,327,452)      (4,566,002)      (716,290)        (695,822)
                                         --------------  -------------  ---------------  -------------  ---------------

Increase (decrease) in net assets             1,103,708        476,405        1,139,880        (62,255)        (439,030)
Net assets at beginning of period            20,869,437     10,789,261       26,447,744      4,258,272        2,902,835
                                         --------------  -------------  ---------------  -------------  ---------------
Net assets at end of period              $   21,973,145  $  11,265,666  $    27,587,624  $   4,196,017  $     2,463,805
                                         ==============  =============  ===============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      2,841          1,160            7,396          3,463               80
  Units redeemed                               (293,854)       (90,767)        (239,898)      (335,066)         (45,117)
  Units transferred                             (25,573)        23,169          (18,949)       (18,486)          (3,914)
                                         --------------  -------------  ---------------  -------------  ---------------
Increase (decrease) in units
  outstanding                                  (316,586)       (66,438)        (251,451)      (350,089)         (48,951)
Beginning units                               2,160,082        582,785        1,604,202      2,103,021          204,034
                                         --------------  -------------  ---------------  -------------  ---------------
Ending units                                  1,843,496        516,347        1,352,751      1,752,932          155,083
                                         ==============  =============  ===============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                  American Funds   American Funds
                                           Total Return Bond     Aggressive     Alliance Growth  Asset Allocation   Global Growth
                                               Portfolio      Growth Portfolio     Portfolio      SAST Portfolio   SAST Portfolio
                                               (Class 2)          (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                           -----------------  ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $         261,154  $       (197,373) $    (1,263,933) $       (126,280) $   (1,509,614)

  Net realized gains (losses)                      1,200,857        (1,179,007)       1,522,817          (968,232)     (2,286,452)
  Change in net unrealized appreciation
    (depreciation) of investments                   (329,830)        3,610,621        9,756,609         7,588,394      26,394,978
                                           -----------------  ----------------  ---------------  ----------------  --------------
    Increase (decrease) in net
       assets from operations                      1,132,181         2,234,241       10,015,493         6,493,882      22,598,912
                                           -----------------  ----------------  ---------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                       247,388         2,237,043        2,214,492        16,117,947      68,341,177
  Cost of units redeemed                          (4,422,609)       (1,315,240)     (15,636,515)       (2,781,257)     (8,889,876)
  Net transfers                                    3,735,593           663,787       (5,318,865)        9,040,037      27,129,264
  Contract maintenance charge                         (2,542)           (3,280)         (33,637)           (5,394)        (18,059)
                                           -----------------  ----------------  ---------------  ----------------  --------------
    Increase (decrease) in net assets
       from capital transactions                   (442,170)         1,582,310      (18,774,525)       22,371,333      86,562,506
                                           -----------------  ----------------  ---------------  ----------------  --------------

Increase (decrease) in net assets                    690,011         3,816,551       (8,759,032)       28,865,215     109,161,418
Net assets at beginning of period                 22,293,889        11,314,343      142,097,641        44,109,234     139,541,556
                                           -----------------  ----------------  ---------------  ----------------  --------------
Net assets at end of period                $      22,983,900  $     15,130,894  $   133,338,609  $     72,974,449  $  248,702,974
                                           =================  ================  ===============  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           9,581           245,218          117,618         1,713,659       6,666,694
  Units redeemed                                    (170,337)         (117,018)        (546,045)         (293,802)       (868,501)
  Units transferred                                  148,147            54,452         (178,447)          973,906       2,703,799
                                           -----------------  ----------------  ---------------  ----------------  --------------
Increase (decrease) in units outstanding             (12,609)          182,652         (606,874)        2,393,763       8,501,992
Beginning units                                      894,912         1,056,984        4,922,220         4,783,166      13,647,633
                                           -----------------  ----------------  ---------------  ----------------  --------------
Ending units                                         882,303         1,239,636        4,315,346         7,176,929      22,149,625
                                           =================  ================  ===============  ================  ==============

                                           American Funds  American Funds
                                            Growth SAST     Growth-Income                       Blue Chip Growth  Capital Growth
                                             Portfolio      SAST Portfolio  Balanced Portfolio     Portfolio        Portfolio
                                             (Class 3)        (Class 3)          (Class 3)         (Class 3)        (Class 3)
                                           --------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   (2,247,618) $      (809,648) $           55,945  $       (398,999) $     (772,234)

  Net realized gains (losses)                  (5,722,879)      (4,762,165)           (220,241)          137,790      (2,068,773)
  Change in net unrealized appreciation
    (depreciation) of investments              36,162,789       20,730,552           2,207,363         4,363,275       6,397,770
                                           --------------  ---------------  ------------------  ----------------  --------------
    Increase (decrease) in net
       assets from operations                  28,192,292       15,158,739           2,043,067         4,102,066       3,556,763
                                           --------------  ---------------  ------------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                 30,318,091       16,217,551           4,547,326        15,730,738         290,045
  Cost of units redeemed                       (8,605,534)      (8,782,255)         (2,635,572)       (1,986,618)     (3,226,916)
  Net transfers                                 2,968,784        2,930,279           3,792,306         6,883,394        (139,271)
  Contract maintenance charge                     (19,383)         (19,808)             (3,797)           (3,149)         (8,013)
                                           --------------  ---------------  ------------------  ----------------  --------------
    Increase (decrease) in net assets
       from capital transactions               24,661,958       10,345,767           5,700,263        20,624,365      (3,084,155)
                                           --------------  ---------------  ------------------  ----------------  --------------

Increase (decrease) in net assets              52,854,250       25,504,506           7,743,330        24,726,431         472,608
Net assets at beginning of period             149,351,933      146,800,095          17,878,194        17,219,970      49,854,080
                                           --------------  ---------------  ------------------  ----------------  --------------
Net assets at end of period                $  202,206,183  $   172,304,601  $       25,621,524  $     41,946,401  $   50,326,688
                                           ==============  ===============  ==================  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    3,305,845        1,867,772             380,371         2,199,486          40,157
  Units redeemed                                 (942,762)      (1,023,844)           (174,966)         (313,632)       (480,877)
  Units transferred                               401,101          403,300             262,869         1,032,665          13,872
                                           --------------  ---------------  ------------------  ----------------  --------------
Increase (decrease) in units outstanding        2,764,184        1,247,228             468,274         2,918,519        (426,848)
Beginning units                                16,955,375       17,222,295           1,237,281         2,912,641       7,199,601
                                           --------------  ---------------  ------------------  ----------------  --------------
Ending units                                   19,719,559       18,469,523           1,705,555         5,831,160       6,772,753
                                           ==============  ===============  ==================  ================  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                           Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                              Portfolio       Portfolio     Value Portfolio  Street Portfolio     Portfolio
                                              (Class 3)        (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                           ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    (3,241,865) $   23,098,884      $(4,817,599) $        196,105  $       (484,917)

  Net realized gains (losses)                   (7,033,894)     10,602,012      (17,488,881)       (1,985,164)      (30,957,978)
  Change in net unrealized appreciation
    (depreciation) of investments                6,050,245       7,000,147       69,415,711         4,029,461        54,223,313
                                           ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
       assets from operations                   (4,225,514)     40,701,043       47,109,231         2,240,402        22,780,418
                                           ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                  23,444,169      50,308,584       38,359,500         3,390,214        14,691,088
  Cost of units redeemed                       (95,184,359)    (50,224,820)     (47,416,702)       (1,470,435)      (13,241,310)
  Net transfers                                 20,884,448      30,443,789          (24,568)        5,234,844         3,753,700
  Contract maintenance charge                      (42,487)        (70,509)         (87,417)           (2,481)          (24,753)
                                           ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net assets
       from capital transactions               (50,898,229)     30,457,044       (9,169,187)        7,152,142         5,178,725
                                           ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets              (55,123,743)     71,158,087       37,940,044         9,392,544        27,959,143
Net assets at beginning of period              236,878,333     459,737,070      471,246,641        12,612,965       138,954,707
                                           ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period                $   181,754,590  $  530,895,157  $   509,186,685       $22,005,509  $    166,913,850
                                           ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     2,069,765       2,959,736        2,666,606           329,350           946,719
  Units redeemed                                (7,337,086)     (2,295,952)      (1,564,630)         (132,881)         (682,798)
  Units transferred                              1,563,134       1,736,909          653,024           470,062           245,932
                                           ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units outstanding        (3,704,187)      2,400,693        1,755,000           666,531           509,853
Beginning units                                 18,042,688      22,342,572       15,849,454         1,203,938         7,359,645
                                           ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                    14,338,501      24,743,265       17,604,454         1,870,469         7,869,498
                                           ===============  ==============  ===============  ================  ================

                                                Equity
                                             Opportunities  Foreign Value    Fundamental      Global Bond   Global Equities
                                               Portfolio      Portfolio    Growth Portfolio    Portfolio       Portfolio
                                               (Class 3)      (Class 3)       (Class 3)        (Class 3)       (Class 3)
                                             -------------  -------------  ----------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (353,241) $   1,143,630  $     (1,236,048) $   3,431,758  $       (11,579)

  Net realized gains (losses)                   (3,957,375)    (7,263,986)       (3,243,549)     3,283,192         (486,461)
  Change in net unrealized appreciation
    (depreciation) of investments                8,637,813     14,919,696        15,660,740     (1,330,768)       3,187,811
                                             -------------  -------------  ----------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                    4,327,197      8,799,340        11,181,143      5,384,182        2,689,771
                                             -------------  -------------  ----------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                     966,011     66,669,883           920,894     19,864,445        3,042,021
  Cost of units redeemed                        (5,449,267)   (31,547,416)       (4,719,303)   (14,776,618)      (2,579,536)
  Net transfers                                 (1,154,196)    33,079,329        (3,465,401)    14,174,367        1,820,687
  Contract maintenance charge                       (6,221)      (60,981)           (12,623)       (15,810)          (3,372)
                                             -------------  -------------  ----------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                (5,643,673)    68,140,815        (7,276,433)    19,246,384        2,279,800
                                             -------------  -------------  ----------------  -------------  ---------------

Increase (decrease) in net assets               (1,316,476)    76,940,155         3,904,710     24,630,566        4,969,571
Net assets at beginning of period               32,677,771    311,034,623        77,863,955    130,721,653       21,171,000
                                             -------------  -------------  ----------------  -------------  ---------------
Net assets at end of period                  $  31,361,295  $ 387,974,778  $     81,768,665  $ 155,352,219  $    26,140,571
                                             =============  =============  ================  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        92,163      5,681,594            80,671      1,249,014          259,389
  Units redeemed                                  (332,259)    (2,061,468)         (318,459)      (705,160)        (143,046)
  Units transferred                                (67,431)     2,909,450          (198,722)       844,006          113,940
                                             -------------  -------------  ----------------  -------------  ---------------
Increase (decrease) in units outstanding          (307,527)     6,529,576          (436,510)     1,387,860          230,283
Beginning units                                  2,079,729     19,373,532         5,370,746      6,438,287        1,216,039
                                             -------------  -------------  ----------------  -------------  ---------------
Ending units                                     1,772,202     25,903,108         4,934,236      7,826,147        1,446,322
                                             =============  =============  ================  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                              Growth                                           International       International
                                          Opportunities   Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income
                                            Portfolio       Portfolio        Portfolio          Portfolio             Portfolio
                                            (Class 3)       (Class 3)        (Class 3)          (Class 3)             (Class 3)
                                          --------------  --------------  ---------------  --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (1,269,883) $     (112,946) $     8,129,200  $          4,367,019  $       4,620,426

   Net realized gains (losses)                   352,636        (879,858)       3,158,078               145,759        (25,400,928)
   Change in net unrealized appreciation
    (depreciation) of investments             18,932,017       2,292,934           42,420             7,516,926         32,330,570
                                          --------------  --------------  ---------------  --------------------  -----------------
    Increase (decrease) in net assets
      from operations                         18,014,770       1,300,130       11,329,698            12,029,704         11,550,068
                                          --------------  --------------  ---------------  --------------------  -----------------

From capital transactions:
   Net proceeds from units sold               26,148,388       1,719,587        9,407,090             4,845,742          3,119,483
   Cost of units redeemed                     (4,973,921)     (1,520,961)     (14,813,492)          (19,792,601)       (15,388,213)
   Net transfers                               4,563,790         (31,020)      (2,646,959)           (2,055,868)         1,926,030
   Contract maintenance charge                    (9,654)         (3,065)         (13,179)              (46,115)           (34,174)
                                          --------------  --------------  ---------------  --------------------  -----------------
    Increase (decrease) in net assets
      from capital transactions               25,728,603         164,541       (8,066,540)          (17,048,842)       (10,376,874)
                                          --------------  --------------  ---------------  --------------------  -----------------

Increase (decrease) in net assets             43,743,373       1,464,671        3,263,158           (5,019,138)          1,173,194
Net assets at beginning of period             63,797,232      13,677,065       96,956,685           209,558,687        214,161,986
                                          --------------  --------------  ---------------  --------------------  -----------------
Net assets at end of period               $  107,540,605   $  15,141,736  $   100,219,843  $        204,539,549  $     215,335,180
                                          ==============  ==============  ===============  ====================  =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  3,888,310         142,672          727,121               449,236            305,936
   Units redeemed                              (910,228)         (65,153)        (752,847)           (1,668,219)        (1,256,639)
   Units transferred                             554,908           4,708         (101,915)             (155,985)           285,488
                                          --------------  --------------  ---------------  --------------------  -----------------
Increase (decrease) in units outstanding       3,532,990          82,227         (127,641)           (1,374,968)          (665,215)
Beginning units                               12,605,872         598,674        5,240,017            17,247,631         17,071,094
                                          --------------  --------------  ---------------  --------------------  -----------------
Ending units                                  16,138,862         680,901        5,112,376            15,872,663         16,405,879
                                          ==============  ==============  ===============  ====================  =================

                                                            MFS Massachusetts
                                          Marsico Focused   Investors Trust    MFS Total Return  Mid-Cap Growth    Real Estate
                                          Growth Portfolio      Portfolio          Portfolio        Portfolio       Portfolio
                                             (Class 3)          (Class 3)          (Class 3)        (Class 3)       (Class 3)
                                          ----------------  -----------------  ----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $       (580,033) $        (787,310) $      2,288,155  $   (1,098,207) $      247,152

   Net realized gains (losses)                  (2,435,552)         1,072,699        (9,202,437)      1,786,831     (18,995,112)
   Change in net unrealized appreciation
    (depreciation) of investments               10,179,956         12,075,025        23,297,126      14,785,226      43,752,723
                                          ----------------  -----------------  ----------------  --------------  --------------
    Increase (decrease) in net assets
       from operations                           7,164,371         12,360,414        16,382,844      15,473,850      25,004,763
                                          ----------------  -----------------  ----------------  --------------  --------------

From capital transactions:
   Net proceeds from units sold                 11,779,581         37,050,286         9,441,262      11,590,449      25,370,628
   Cost of units redeemed                       (3,170,248)        (8,353,913)      (30,398,475)     (7,813,532)    (11,662,396)
   Net transfers                                 4,524,975         16,497,550         2,851,703       1,246,211       7,558,176
   Contract maintenance charge                      (5,393)           (13,055)          (41,164)        (14,571)        (25,314)
                                          ----------------  -----------------  ----------------  --------------  --------------
    Increase (decrease) in net assets
       from capital transactions                13,128,915         45,180,868       (18,146,674)      5,008,557      21,241,094
                                          ----------------  -----------------  ----------------  --------------  --------------

Increase (decrease) in net assets               20,293,286         57,541,282        (1,763,830)     20,482,407      46,245,857
Net assets at beginning of period               36,073,909         89,091,011       219,873,060      63,773,990     137,825,012
                                          ----------------  -----------------  ----------------  --------------  --------------
Net assets at end of period               $     56,367,195  $     146,632,293  $    218,109,230  $   84,256,397  $  184,070,869
                                          ================  =================  ================  ==============  ==============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,177,649          2,687,667           648,496       1,122,951       2,238,345
   Units redeemed                                 (307,935)          (440,389)       (1,191,903)       (772,131)       (645,589)
   Units transferred                               474,919          1,260,998           169,684         119,116         791,358
                                          ----------------  -----------------  ----------------  --------------  --------------
Increase (decrease) in units outstanding         1,344,633          3,508,276          (373,723)        469,936       2,384,114
Beginning units                                  3,632,045          4,701,819         8,926,199       6,660,269       8,379,425
                                          ----------------  -----------------  ----------------  --------------  --------------
Ending units                                     4,976,678          8,210,095         8,552,476       7,130,205      10,763,539
                                          ================  =================  ================  ==============  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                          Small & Mid Cap    Small Company     Technology     Telecom Utility   Total Return Bond
                                          Value Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                             (Class 3)         (Class 3)        (Class 3)        (Class 3)          (Class 3)
                                          ---------------   ---------------   -------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    (4,767,881)  $    (1,196,945)  $    (339,193)  $       103,789   $       3,890,455

   Net realized gains (losses)                 (2,811,100)       (2,243,571)     (1,452,139)         (110,783)          5,302,602
   Change in net unrealized appreciation
    (depreciation) of investments              84,457,372        29,949,214       5,004,093         1,011,391            (592,821)
                                          ---------------   ---------------   -------------   ---------------   -----------------
    Increase (decrease) in net assets
      from operations                          76,878,391        26,508,698       3,212,761         1,004,397           8,600,236
                                          ---------------   ---------------   -------------   ---------------   -----------------

From capital transactions:
   Net proceeds from units sold                50,569,029        27,136,807       1,083,889         1,383,006         114,184,439
   Cost of units redeemed                     (32,348,303)       (6,656,103)     (3,843,423)       (1,002,691)        (17,444,707)
   Net transfers                                5,844,991            (8,438)      1,000,479             3,914          83,490,170
   Contract maintenance charge                    (61,017)          (13,938)         (4,060)           (1,320)            (21,212)
                                          ---------------   ---------------   -------------   ---------------   -----------------
    Increase (decrease) in net assets
      from capital transactions                24,004,700        20,458,328      (1,763,115)          382,909         180,208,690
                                          ---------------   ---------------   -------------   ---------------   -----------------

Increase (decrease) in net assets             100,883,091        46,967,026       1,449,646         1,387,306         188,808,926
Net assets at beginning of period             302,277,240        89,250,212      20,975,066         8,697,071         194,108,866
                                          ---------------   ---------------   -------------   ---------------   -----------------
Net assets at end of period               $   403,160,331   $   136,217,238   $  22,424,712   $    10,084,377   $     382,917,792
                                          ===============   ===============   =============   ===============   =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,654,120         3,098,927         292,959           110,410           6,713,325
   Units redeemed                              (1,860,511)         (787,454)     (1,864,250)          (70,871)           (779,578)
   Units transferred                              772,394           120,711         285,124              (634)          4,331,591
                                          ---------------   ---------------   -------------   ---------------   -----------------
Increase (decrease) in units outstanding        2,566,003         2,432,184      (1,286,167)           38,905          10,265,338
Beginning units                                19,141,352        11,356,383      10,306,892           624,975           8,830,184
                                          ---------------   ---------------   -------------   ---------------   -----------------
Ending units                                   21,707,355        13,788,567       9,020,725           663,880          19,095,522
                                          ===============   ===============   =============   ===============   =================

                                                                                   Invesco Van
                                              Invesco Van        Invesco Van        Kampen V.I.       Diversified
                                              Kampen V.I.        Kampen V.I.     Growth and Income   International   Equity Income
                                          Capital Growth Fund   Comstock Fund           Fund            Account         Account
                                              (Series II)        (Series II)        (Series II)        (Class 1)       (Class 1)
                                          -------------------   --------------   -----------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $          (364,525)  $   (3,560,532)  $      (6,434,856)  $        (188)  $     429,800

   Net realized gains (losses)                      1,390,207       (6,679,978)         (5,560,193)       (702,357)       (661,486)
   Change in net unrealized appreciation
    (depreciation) of investments                   2,568,982       44,596,271          59,241,392         950,617       3,653,853
                                          -------------------   --------------   -----------------   -------------   -------------
    Increase (decrease) in net assets
      from operations                               3,594,664       34,355,761          47,246,343         248,072       3,422,167
                                          -------------------   --------------   -----------------   -------------   -------------

From capital transactions:
   Net proceeds from units sold                     1,444,848       38,302,060          46,822,162           8,957           5,250
   Cost of units redeemed                          (3,884,714)     (29,367,210)        (44,313,226)       (428,144)     (3,258,660)
   Net transfers                                   (3,193,012)       6,389,987           8,020,740        (138,473)       (617,200)
   Contract maintenance charge                         (6,776)         (66,589)            (98,600)           (416)         (5,897)
                                          -------------------   --------------   -----------------   -------------   -------------
    Increase (decrease) in net assets
    from capital transactions                      (5,639,654)      15,258,248          10,431,076        (558,076)     (3,876,507)
                                          -------------------   --------------   -----------------   -------------   -------------

Increase (decrease) in net assets                  (2,044,990)      49,614,009          57,677,419        (310,004)       (454,340)
Net assets at beginning of period                  25,763,129      234,069,034         425,361,561       2,814,443      26,297,778
                                          -------------------   --------------   -----------------   -------------   -------------
Net assets at end of period               $        23,718,139   $  283,683,043   $     483,038,980   $   2,504,439   $  25,843,438
                                          ===================   ==============   =================   =============   =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         142,093        3,886,344           4,316,882           1,572             590
   Units redeemed                                    (407,218)      (2,648,939)         (3,514,236)        (71,546)       (373,534)
   Units transferred                                 (357,892)         800,748           1,075,713         (25,824)        (70,818)
                                          -------------------   --------------   -----------------   -------------   -------------
Increase (decrease) in units outstanding             (623,017)       2,038,153           1,878,359         (95,798)       (443,762)
Beginning units                                     2,817,633       21,815,548          34,206,154         473,099       3,133,789
                                          -------------------   --------------   -----------------   -------------   -------------
Ending units                                        2,194,616       23,853,701          36,084,513         377,301       2,690,027
                                          ===================   ==============   =================   =============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)


                                          Government & High
                                             Quality Bond                      LargeCap Blend   LargeCap Growth   MidCap Blend
                                               Account        Income Account     Account II         Account         Account
                                              (Class 1)         (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                          -----------------   --------------   --------------   ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $          96,101   $      553,208   $       31,450   $        (9,665)  $     30,745

   Net realized gains (losses)                      (61,141)         (86,677)        (649,950)           26,871       (594,797)
   Change in net unrealized appreciation
    (depreciation) of investments                   204,135          315,375          972,481            86,230      1,215,927
                                          -----------------   --------------   --------------   ---------------   ------------
    Increase (decrease) in net assets
      from operations                               239,095          781,906          353,981           103,436        651,875
                                          -----------------   --------------   --------------   ---------------   ------------

From capital transactions:
   Net proceeds from units sold                       6,577           84,969              434                --             71
   Cost of units redeemed                        (1,410,057)      (2,251,588)        (753,161)         (202,221)      (998,941)
   Net transfers                                    (40,473)         202,156           33,610            21,040        (95,189)
   Contract maintenance charge                       (2,331)          (1,848)          (1,216)             (486)          (800)
                                          -----------------   --------------   --------------   ---------------   ------------
    Increase (decrease) in net assets
      from capital transactions                  (1,446,284)      (1,966,311)        (720,333)         (181,667)    (1,094,859)
                                          -----------------   --------------   --------------   ---------------   ------------

Increase (decrease) in net assets                (1,207,189)      (1,184,405)        (366,352)          (78,231)      (442,984)
Net assets at beginning of period                 6,250,179       12,072,823        3,786,791           745,861      3,551,253
                                          -----------------   --------------   --------------   ---------------   ------------
Net assets at end of period               $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                          =================   ==============   ==============   ===============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           849            9,332               72                --              8
   Units redeemed                                  (180,284)        (259,090)        (128,648)          (31,640)      (106,491)
   Units transferred                                 (5,698)          23,099            5,754             3,339        (10,555)
                                          -----------------   --------------   --------------   ---------------   ------------
Increase (decrease) in units outstanding           (185,133)        (226,659)        (122,822)          (28,301)      (117,038)
Beginning units                                     821,902        1,435,042          645,109           121,352        412,151
                                          -----------------   --------------   --------------   ---------------   ------------
Ending units                                        636,769        1,208,383          522,287            93,051        295,113
                                          =================   ==============   ==============   ===============   ============

                                                         Principal Capital
                                          Money Market     Appreciation          Real Estate      SAM Balanced    SAM Conservative
                                             Account          Account        Securities Account     Portfolio    Balanced Portfolio
                                            (Class 1)        (Class 1)            (Class 1)         (Class 1)        (Class 1)
                                          ------------   -----------------   ------------------   -------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    (72,001)  $           9,570   $           13,072   $   1,883,859  $          236,905

   Net realized gains (losses)                      --             406,727             (128,058)     (1,017,616)            (18,212)
   Change in net unrealized appreciation
    (depreciation) of investments                   --           1,544,081              280,599       8,686,595             580,205
                                          ------------   -----------------   ------------------   -------------  ------------------
    Increase (decrease) in net assets
      from operations                          (72,001)          1,960,378              165,613       9,552,838             798,898
                                          ------------   -----------------   ------------------   -------------  ------------------

From capital transactions:
   Net proceeds from units sold                118,988                 527                1,193         381,737               2,033
   Cost of units redeemed                   (1,624,030)         (2,600,941)             (52,652)    (19,563,314)         (2,421,084)
   Net transfers                              (676,144)           (332,805)              20,427        (638,308)            303,647
   Contract maintenance charge                  (2,254)             (3,828)                (186)        (19,595)             (1,687)
                                          ------------   -----------------   ------------------   -------------  ------------------
    Increase (decrease) in net assets
      from capital transactions             (2,183,440)         (2,937,047)             (31,218)    (19,839,480)         (2,117,091)
                                          ------------   -----------------   ------------------   -------------  ------------------

Increase (decrease) in net assets           (2,255,441)           (976,669)             134,395     (10,286,642)         (1,318,193)
Net assets at beginning of period            6,239,662          16,662,286              723,401      92,355,490           9,421,124
                                          ------------   -----------------   ------------------   -------------  ------------------
Net assets at end of period               $  3,984,221   $      15,685,617   $          857,796   $  82,068,848  $        8,102,931
                                          ============   =================   ==================   =============  ==================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   19,532                  46                   66          38,743                 266
   Units redeemed                             (267,179)           (224,442)              (3,272)     (1,951,562)           (320,618)
   Units transferred                          (109,430)            (29,357)               1,058         (62,043)             38,258
                                          ------------   -----------------   ------------------   -------------  ------------------
Increase (decrease) in units outstanding      (357,077)           (253,753)              (2,148)     (1,974,862)           (282,094)
Beginning units                              1,015,368           1,471,453               49,991       9,604,945           1,287,172
                                          ------------   -----------------   ------------------   -------------  ------------------
Ending units                                   658,291           1,217,700               47,843       7,630,083           1,005,078
                                          ============   =================   ==================   =============  ==================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                       SAM Conservative     SAM Flexible      SAM Strategic     Short-Term Income   SmallCap Growth
                                       Growth Portfolio   Income Portfolio   Growth Portfolio       Account           Account II
                                           (Class 1)          (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                       ----------------   ----------------   ----------------   -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $        583,052   $        550,289   $        112,405   $          12,994   $       (10,005)

   Net realized gains (losses)                 (262,823)          (621,630)          (245,064)              8,674            10,330
   Change in net unrealized
    appreciation (depreciation) of
    investments                               3,535,064          1,333,810          1,672,432              62,637           149,239
                                       ----------------   ----------------   ----------------   -----------------   ---------------
    Increase (decrease) in net assets
      from operations                         3,855,293          1,262,469          1,539,773              84,305           149,564
                                       ----------------   ----------------   ----------------   -----------------   ---------------

From capital transactions:
   Net proceeds from units sold                  49,795                347              6,504                  19                51
   Cost of units redeemed                    (8,575,302)        (4,672,500)        (2,412,988)           (565,454)         (152,983)
   Net transfers                               (311,911)          (124,836)          (317,689)            131,120            23,315
   Contract maintenance charge                   (9,832)            (3,749)            (4,549)               (772)             (177)
                                       ----------------   ----------------   ----------------   -----------------   ---------------
    Increase (decrease) in net assets
      from capital transactions              (8,847,250)        (4,800,738)        (2,728,722)           (435,087)         (129,794)
                                       ----------------   ----------------   ----------------   -----------------   ---------------

Increase (decrease) in net assets            (4,991,957)        (3,538,269)        (1,188,949)           (350,782)           19,770
Net assets at beginning of period            35,334,269         16,873,589         12,809,684           3,316,828           664,807
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Net assets at end of period            $     30,342,312   $     13,335,320   $     11,620,735   $       2,966,046   $       684,577
                                       ================   ================   ================   =================   ===============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,052                 38                634                   3                 9
   Units redeemed                              (879,415)          (520,153)          (236,058)            (75,895)          (26,656)
   Units transferred                            (32,216)           (14,099)           (34,507)             17,609             4,654
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Increase (decrease) in units
   outstanding                                 (906,579)          (534,214)          (269,931)            (58,283)          (21,993)
Beginning units                               3,734,141          1,945,377          1,290,665             457,427           124,856
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Ending units                                  2,827,562          1,411,163          1,020,734             399,144           102,863
                                       ================   ================   ================   =================   ===============

                                                            Diversified                    Government & High
                                          SmallCap Value   International   Equity Income     Quality Bond
                                            Account I         Account         Account           Account        Income Account
                                            (Class 1)        (Class 2)       (Class 2)         (Class 2)         (Class 2)
                                          --------------   -------------   -------------   -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $       (1,591)  $      (4,209)  $     200,668   $          21,117   $      218,549

   Net realized gains (losses)                   (65,291)       (164,195)       (937,337)              6,507          (51,763)
   Change in net unrealized appreciation
    (depreciation) of investments                109,635         288,794       2,831,983              34,457          167,324
                                          --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from operations                             42,753         120,390       2,095,314              62,081          334,110
                                          --------------   -------------   -------------   -----------------   --------------

From capital transactions:
   Net proceeds from units sold                     --               131          42,785                --               --
   Cost of units redeemed                        (62,166)       (168,995)     (3,668,614)           (209,990)      (1,654,160)
   Net transfers                                 (11,748)         11,579        (552,160)            (78,741)         180,675
   Contract maintenance charge                       (71)           (232)         (4,865)               (975)          (1,676)
                                          --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from capital transactions                  (73,985)       (157,517)     (4,182,854)           (289,706)      (1,475,161)
                                          --------------   -------------   -------------   -----------------   --------------

Increase (decrease) in net assets                (31,232)        (37,127)     (2,087,540)           (227,625)      (1,141,051)
Net assets at beginning of period                231,797       1,259,606      17,826,430           1,664,973        5,804,410
                                          --------------   -------------   -------------   -----------------   --------------
Net assets at end of period               $      200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                          ==============   =============   =============   =================   ==============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         --              24           4,588                  --               --
   Units redeemed                                 (7,341)        (29,736)       (435,830)            (27,832)        (195,190)
   Units transferred                              (1,895)          2,055         (66,255)            (10,578)          21,165
                                          --------------   -------------   -------------   -----------------   --------------
Increase (decrease) in units                      (9,236)        (27,657)       (497,497)            (38,410)        (174,025)
outstanding
Beginning units                                   30,483         218,632       2,212,593             227,017          707,569
                                          --------------   -------------   -------------   -----------------   --------------
Ending units                                      21,247         190,975       1,715,096             188,607          533,544
                                          ==============   =============   =============   =================   ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                           Principal Capital
                                          LargeCap Blend   LargeCap Growth   MidCap Blend   Money Market     Appreciation
                                            Account II         Account          Account       Account          Account
                                             (Class 2)        (Class 2)        (Class 2)     (Class 2)        (Class 2)
                                          --------------   ---------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $        2,155   $        (6,084)  $      4,838   $    (47,483)  $         (12,448)

   Net realized gains (losses)                   (20,351)            8,573       (142,238)            --              59,120
   Change in net unrealized appreciation
    (depreciation) of investments                 77,387            56,038        300,958             --             381,531
                                          --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from operations                             59,191            58,527        163,558        (47,483)            428,203
                                          --------------   ---------------   ------------   ------------   -----------------

From capital transactions:
   Net proceeds from units sold                      292                --             --         62,823                 211
   Cost of units redeemed                        (36,176)          (40,343)      (171,064)    (2,292,729)           (920,054)
   Net transfers                                 (12,577)           17,444          9,739        498,049             (69,723)
   Contract maintenance charge                      (314)             (118)          (309)        (1,862)             (1,211)
                                          --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from capital transactions                  (48,775)          (23,017)      (161,634)    (1,733,719)           (990,777)
                                          --------------   ---------------   ------------   ------------   -----------------

Increase (decrease) in net assets                 10,416            35,510          1,924     (1,781,202)           (562,574)
Net assets at beginning of period                572,095           387,148        815,986      4,033,163           4,111,445
                                          --------------   ---------------   ------------   ------------   -----------------
Net assets at end of period               $      582,511   $       422,658   $    817,910   $  2,251,961   $       3,548,871
                                          ==============   ===============   ============   ============   =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         54                --             --         10,608                  20
   Units redeemed                                 (6,464)           (6,507)       (18,582)      (387,393)            (83,471)
   Units transferred                              (2,082)            2,629          1,236         84,083              (6,178)
                                          --------------   ---------------   ------------   ------------   -----------------
Increase (decrease) in units outstanding          (8,492)           (3,878)       (17,346)      (292,702)            (89,629)
Beginning units                                  100,674            64,764         97,970        677,053             376,687
                                          --------------   ---------------   ------------   ------------   -----------------
Ending units                                      92,182            60,886         80,624        384,351             287,058
                                          ==============   ===============   ============   ============   =================

                                           Real Estate     SAM Balanced     SAM Conservative    SAM Conservative     SAM Flexible
                                       Securities Account    Portfolio     Balanced Portfolio   Growth Portfolio   Income Portfolio
                                            (Class 2)        (Class 2)         (Class 2)            (Class 2)         (Class 2)
                                       ------------------  -------------   ------------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $            5,462  $   1,070,653   $          182,405   $        456,060   $        404,000

   Net realized gains (losses)                    (81,537)    (1,049,046)            (251,661)        (1,302,638)          (812,082)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                   176,472      6,038,569              804,178          4,385,911          1,364,154
                                       ------------------  -------------   ------------------   ----------------   ----------------
    Increase (decrease) in net assets
      from operations                             100,397      6,060,176              734,922          3,539,333            956,072
                                       ------------------  -------------   ------------------   ----------------   ----------------

From capital transactions:
   Net proceeds from units sold                        --        471,560                   --            138,789             58,564
   Cost of units redeemed                        (155,287)   (11,264,977)          (1,867,750)        (5,510,620)        (4,027,957)
   Net transfers                                   25,204        286,008               82,674           (756,617)          (286,945)
   Contract maintenance charge                       (232)       (15,134)              (1,876)            (8,747)            (4,315)
                                       ------------------  -------------   ------------------   ----------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                  (130,315)   (10,522,543)          (1,786,952)        (6,137,195)        (4,260,653)
                                       ------------------  -------------   ------------------   ----------------   ----------------

Increase (decrease) in net assets                 (29,918)    (4,462,367)          (1,052,030)        (2,597,862)        (3,304,581)
Net assets at beginning of period                 460,675     59,616,382            8,207,867         32,078,347         13,907,215
                                       ------------------  -------------   ------------------   ----------------   ----------------
Net assets at end of period            $          430,757  $  55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                       ==================  =============   ==================   ================   ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          --         48,362                   --             14,430              6,764
   Units redeemed                                  (9,215)    (1,164,966)            (253,570)          (582,952)          (463,604)
   Units transferred                                1,500         30,150               16,200            (85,459)           (34,079)
                                       ------------------  -------------   ------------------   ----------------   ----------------
Increase (decrease) in units
   outstanding                                     (7,715)    (1,086,454)            (237,370)          (653,981)          (490,919)
Beginning units                                    32,241      6,366,836            1,127,485          3,492,282          1,647,151
                                       ------------------  -------------   ------------------   ----------------   ----------------
Ending units                                       24,526      5,280,382              890,115          2,838,301          1,156,232
                                       ==================  =============   ==================   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                        Columbia Asset
                                     SAM Strategic      Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                    Growth Portfolio  Income Account    Account II        Account I    Variable Series
                                       (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class A)
                                    ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         97,629  $        5,523  $        (4,734) $       (1,187)          $ 7,530

 Net realized gains (losses)                (687,760)          5,363            4,297         (14,902)          (95,853)
 Change in net unrealized
  appreciation (depreciation) of
  investments                              2,547,357          35,871           66,550          45,117           163,982
                                    ----------------  --------------  ---------------  --------------  ----------------
  Increase (decrease) in net
   assets from operations                  1,957,226          46,757           66,113          29,028            75,659
                                    ----------------  --------------  ---------------  --------------  ----------------

From capital transactions:
 Net proceeds from units sold                  7,164              --               38              --                --
 Cost of units redeemed                   (1,832,742)       (271,078)         (35,198)        (24,145)         (145,821)
 Net transfers                              (298,313)        342,496           41,735          59,632           (68,461)
 Contract maintenance charge                  (4,471)           (585)             (89)            (54)             (234)
                                    ----------------  --------------  ---------------  --------------  ----------------
  Increase (decrease) in net
   assets from capital
   transactions                           (2,128,362)         70,833            6,486          35,433          (214,516)
                                    ----------------  --------------  ---------------  --------------  ----------------

Increase (decrease) in net assets           (171,136)        117,590           72,599          64,461          (138,857)
Net assets at beginning of period         15,515,066       1,734,111          262,664         104,411           855,920
                                    ----------------  --------------  ---------------  --------------  ----------------
Net assets at end of period         $     15,343,930  $    1,851,701  $       335,263  $      168,872          $717,063
                                    ================  ==============  ===============  ==============  ================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      618              --                7              --                --
 Units redeemed                             (184,323)        (37,590)          (6,544)         (2,807)          (13,735)
 Units transferred                           (33,973)         47,208            7,793           7,122            (6,631)
                                    ----------------  --------------  ---------------  --------------  ----------------
Increase (decrease) in units
 outstanding                                (217,678)          9,618            1,256           4,315           (20,366)
Beginning units                            1,614,716         244,737           50,781          13,920            81,637
                                    ----------------  --------------  ---------------  --------------  ----------------
Ending units                               1,397,038         254,355           52,037          18,235            61,271
                                    ================  ==============  ===============  ==============  ================

                                                     Columbia Small                   Columbia Marsico
                                     Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                    Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                    Variable Series      Series      Variable Series      Series        Variable Series
                                       (Class A)       (Class A)        (Class A)        (Class A)         (Class A)
                                    ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $           853  $      (30,652) $     1,495,758  $       (491,931) $        (52,893)

 Net realized gains (losses)               (339,003)        (63,232)         (91,863)       (1,128,060)          229,575
 Change in net unrealized
  appreciation (depreciation) of
  investments                               852,979         545,310          867,201         8,101,959           460,039
                                    ---------------  --------------  ---------------  ----------------  ----------------
  Increase (decrease) in net
   assets from operations                   514,829         451,426        2,271,096         6,481,968           636,721
                                    ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
 Net proceeds from units sold                   836             760          971,009         1,023,313            46,418
 Cost of units redeemed                    (648,640)       (371,784)      (4,135,724)       (7,481,599)         (746,374)
 Net transfers                              (72,424)       (276,562)       4,011,952        (3,605,222)         (431,664)
 Contract maintenance charge                   (605)           (279)          (3,791)           (7,154)             (581)
                                    ---------------  --------------  ---------------  ----------------  ----------------
  Increase (decrease) in net
   assets from capital
   transactions                            (720,833)       (647,865)         843,446       (10,070,662)       (1,132,201)
                                    ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets          (206,004)       (196,439)       3,114,542        (3,588,694)         (495,480)
Net assets at beginning of period         4,359,704       2,147,620       22,869,890        45,470,864         4,016,044
                                    ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period         $     4,153,700  $    1,951,181  $    25,984,432  $     41,882,170  $      3,520,564
                                    ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      73              70           54,493            98,093             4,993
 Units redeemed                             (63,200)        (35,843)        (236,238)         (742,188)          (77,200)
 Units transferred                           (5,337)        (26,692)         224,000          (344,006)          (45,829)
                                    ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units
 outstanding                                (68,464)        (62,465)          42,255          (988,101)         (118,036)
Beginning units                             433,315         221,739        1,372,893         4,675,588           441,440
                                    ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                364,851         159,274        1,415,148         3,687,487           323,404
                                    ===============  ==============  ===============  ================  ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Columbia Marsico
                                     Columbia Marsico   Columbia Mid Cap    International
                                    21st Century Fund,    Growth Fund,    Opportunities Fund,  Asset Allocation  Global Growth
                                      Variable Series    Variable Series    Variable Series          Fund            Fund
                                        (Class A)          (Class A)           (Class B)           (Class 2)       (Class 2)
                                    ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $          (24,828) $        (19,786) $           (37,222) $        315,485  $    (497,645)

 Net realized gains (losses)                    29,396           (41,129)             (46,072)          222,670      5,020,092
 Change in net unrealized
  appreciation (depreciation) of
  investments                                  227,608           386,433              570,645         7,952,817     25,714,004
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from operations                      232,176           325,518              487,351         8,490,972     30,236,451
                                    ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                       --             1,274                1,762           681,141      1,523,117
 Cost of units redeemed                       (150,594)         (190,196)            (578,893)      (12,304,505)   (43,240,608)
 Net transfers                                (174,990)         (181,827)            (200,619)       (1,105,395)   (14,223,751)
 Contract maintenance charge                      (121)             (181)                (613)          (47,493)       (93,737)
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from capital
   transactions                               (325,705)         (370,930)            (778,363)      (12,776,252)   (56,034,979)
                                    ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets              (93,529)          (45,412)            (291,012)       (4,285,280)   (25,798,528)
Net assets at beginning of period            1,724,985         1,429,293            4,694,413        89,982,813    367,855,392
                                    ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period         $        1,631,456  $      1,383,881  $         4,403,401  $     85,697,533  $ 342,056,864
                                    ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         --               121                  108            46,369         72,560
 Units redeemed                                (11,041)          (19,866)             (36,248)         (848,371)    (2,090,642)
 Units transferred                             (12,928)          (20,195)             (12,077)          (81,429)      (716,534)
                                    ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units
 outstanding                                   (23,969)          (39,940)             (48,217)         (883,431)    (2,734,616)
Beginning units                                131,028           161,899              296,817         6,290,551     17,654,633
                                    ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                   107,059           121,959              248,600         5,407,120     14,920,017
                                    ==================  ================  ===================  ================  =============

                                                         Growth-Income     Asset Allocation    Cash Management
                                       Growth Fund           Fund                Fund               Fund          Growth Fund
                                        (Class 2)          (Class 2)           (Class 3)          (Class 3)        (Class 3)
                                    ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $       (3,931,923) $       (654,110) $           284,333  $       (204,417) $  (1,223,394)

 Net realized gains (losses)                (6,234,053)       (8,824,416)            (718,406)         (124,382)    (9,439,689)
 Change in net unrealized
  appreciation (depreciation) of
  investments                               78,325,484        48,296,794            4,927,663            69,184     45,605,236
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
  assets from operations                    68,159,508        38,818,268            4,493,590          (259,615)    34,942,153
                                    ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                1,771,247         2,602,780              153,352            10,200        156,996
 Cost of units redeemed                    (61,675,815)      (58,451,884)          (5,362,037)       (5,627,287)   (28,140,407)
 Net transfers                             (21,834,970)      (10,757,118)           1,111,035         1,788,739     (5,574,076)
 Contract maintenance charge                  (124,005)         (136,787)             (17,080)           (8,153)       (90,746)
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from capital
   transactions                            (81,863,543)      (66,743,009)          (4,114,730)       (3,836,501)   (33,648,233)
                                    ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets          (13,704,035)      (27,924,741)             378,860        (4,096,116)     1,293,920
Net assets at beginning of period          470,030,372       464,726,621           43,321,176        17,519,838    230,247,705
                                    ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period         $      456,326,337  $    436,801,880  $        43,700,036  $     13,423,722  $ 231,541,625
                                    ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     98,025           174,339                3,452               459            862
 Units redeemed                             (3,535,278)       (3,909,092)            (122,941)         (254,486)      (176,867)
 Units transferred                          (1,276,398)         (735,461)              25,397            80,458        (36,436)
                                    ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units
 outstanding                                (4,713,651)       (4,470,214)             (94,092)         (173,569)      (212,441)
Beginning units                             27,875,080        31,212,080            1,017,052           785,727      1,494,840
                                    ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                23,161,429        26,741,866              922,960           612,158      1,282,399
                                    ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                               U.S.
                                                                                          Government/AAA-
                                    Growth-Income  High-Income Bond                      Rated Securities  Growth and Income
                                        Fund             Fund        International Fund        Fund           Portfolio
                                      (Class 3)        (Class 3)         (Class 3)           (Class 3)        (Class VC)
                                    -------------  ----------------  ------------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $     303,854  $      1,370,911  $          427,222  $        116,003  $      (2,280,514)

 Net realized gains (losses)          (11,204,828)       (2,381,401)         (1,039,367)           23,235         (7,916,288)
 Change in net unrealized
  appreciation (depreciation) of
  investments                          29,975,506         3,887,734           3,587,975         1,060,078         44,657,257
                                    -------------  ----------------  ------------------  ----------------- -----------------
  Increase (decrease) in net
   assets from operations              19,074,532         2,877,244           2,975,830         1,199,316         34,460,455
                                    -------------  ----------------  ------------------  ----------------- -----------------

From capital transactions:
 Net proceeds from units sold             314,169            11,067              39,675           102,021         19,048,164
 Cost of units redeemed               (29,839,580)       (3,185,266)         (7,754,817)       (4,389,328)       (21,744,454)
 Net transfers                         (6,021,642)         (257,326)         (2,520,243)        1,823,448           (809,567)
 Contract maintenance charge              (97,849)           (9,602)            (23,159)          (10,766)           (53,596)
                                    -------------  ----------------  ------------------  ----------------- -----------------
  Increase (decrease) in net
   assets from capital
   transactions                       (35,644,902)       (3,441,127)        (10,258,544)       (2,474,625)        (3,559,453)
                                    -------------  ----------------  ------------------  ----------------- -----------------

Increase (decrease) in net assets     (16,570,370)         (563,883)         (7,282,714)       (1,275,309)        30,901,002
Net assets at beginning of period     225,163,090        23,685,327          67,987,799        27,342,808        218,701,580
                                    -------------  ----------------  ------------------  ----------------- -----------------
Net assets at end of period         $ 208,592,720  $     23,121,444  $       60,705,085  $     26,067,499  $     249,602,582
                                    =============  ================  ==================  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                 2,760               151                 794             2,667          2,015,913
 Units redeemed                          (271,588)          (42,338)           (166,332)         (116,576)        (2,059,587)
 Units transferred                        (55,862)           (5,011)            (56,479)           48,254             84,968
                                    -------------  ----------------  ------------------  ----------------- -----------------
Increase (decrease) in units
 outstanding                             (324,690)          (47,198)           (222,017)          (65,655)            41,294
Beginning units                         2,051,954           334,808           1,417,411           753,235         21,685,033
                                    -------------  ----------------  ------------------  ----------------- -----------------
Ending units                            1,727,264           287,610           1,195,394           687,580         21,726,327
                                    =============  ================  ==================  ================  =================

                                                                                                 BB&T Special
                                    Mid Cap Value   BB&T Capital     BB&T Mid Cap  BB&T Select  Opportunities
                                      Portfolio    Manager Equity      Growth        Equity        Equity
                                     (Class VC)         VIF              VIF           VIF          VIF
                                    -------------  --------------    ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $    (366,286) $       (1,448)   $     (1,265) $    (6,103) $    (216,765)

 Net realized gains (losses)           (1,786,348)       (505,594)       (210,750)    (332,738)       (43,125)
 Change in net unrealized
  appreciation (depreciation) of
  investments                           8,917,117         767,966         206,633      509,195      1,978,210
                                    -------------  --------------    ------------  -----------  -------------
  Increase (decrease) in net
   assets from operations               6,764,483         260,924          (5,382)     170,354      1,718,320
                                    -------------  --------------    ------------  -----------  -------------

From capital transactions:
 Net proceeds from units sold             119,803           1,354              --        1,720         59,145
 Cost of units redeemed                (4,483,186)       (524,877)         (5,074)    (170,028)    (1,005,043)
 Net transfers                           (395,201)         (9,301)     (1,298,375)     (93,297)        99,978
 Contract maintenance charge              (20,014)           (337)             --         (233)        (1,523)
                                    -------------  --------------    ------------  -----------  -------------
  Increase (decrease) in net
   assets from capital
    transactions                       (4,778,598)       (533,161)     (1,303,449)    (261,838)      (847,443)
                                    -------------  --------------    ------------  -----------  -------------

Increase (decrease) in net assets       1,985,885        (272,237)     (1,308,831)     (91,484)       870,877
Net assets at beginning of period      32,294,873       2,284,872       1,308,831    1,836,714     14,612,765
                                    -------------  --------------    ------------  -----------  -------------
Net assets at end of period         $  34,280,758  $    2,012,635    $         --   $1,745,230  $  15,483,642
                                    =============  ==============    ============  ===========  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                 9,990             156              --          210          4,472
 Units redeemed                          (378,205)        (56,057)           (580)     (20,268)       (74,908)
 Units transferred                        (40,609)           (466)       (151,055)     (10,572)       (12,107)
                                    -------------  --------------    ------------  -----------  -------------
Increase (decrease) in units
 outstanding                             (408,824)        (56,367)       (151,635)     (30,630)       (82,543)
Beginning units                         2,906,341         254,380         151,635      221,514      1,117,946
                                    -------------  --------------    ------------  -----------  -------------
Ending units                            2,497,517         198,013              --      190,884      1,035,403
                                    =============  ==============    ============  ===========  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                           Franklin Templeton
                                                         MTB Managed                          VIP Founding
                                    BB&T Total Return  Allocation Fund -  Franklin Income   Funds Allocation   Allocation Balanced
                                         Bond              Moderate       Securities Fund        Fund               Portfolio
                                          VIF              Growth II         (Class 2)         (Class 2)          (Class 3) (1)
                                    -----------------  -----------------  ---------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         200,665  $            (4)   $     1,416,438  $          227,778  $           368,970

 Net realized gains (losses)                  178,867               (2)           165,580            (677,308)              95,983
 Change in net unrealized
  appreciation (depreciation) of
  investments                                 124,815               34          2,071,101           3,300,893            1,151,418
                                    -----------------  ---------------    ---------------  ------------------  -------------------
  Increase (decrease) in net
   assets from operations                     504,347               28          3,653,119           2,851,363            1,616,371
                                    -----------------  ---------------    ---------------  ------------------  -------------------

From capital transactions:
 Net proceeds from units sold                 196,549               --         13,666,291           5,197,157           23,395,666
 Cost of units redeemed                      (650,059)              --         (1,817,438)         (3,014,319)            (864,961)
 Net transfers                               (263,183)              --         11,212,618           1,825,238            8,695,004
 Contract maintenance charge                   (1,046)             (47)            (2,392)             (3,354)                (157)
                                    -----------------  ---------------    ---------------  ------------------  -------------------
  Increase (decrease) in net
   assets from capital
   transactions                              (717,739)             (47)        23,059,079           4,004,722           31,225,552
                                    -----------------  ---------------    ---------------  ------------------  -------------------

Increase (decrease) in net assets            (213,392)             (19)        26,712,198           6,856,085           32,841,923
Net assets at beginning of period           9,457,386              394         20,645,365          29,523,958                   --
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Net assets at end of period         $       9,243,994  $           375    $    47,357,563  $       36,380,043  $        32,841,923
                                    =================  ===============    ===============  ==================  ===================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    15,865               --          1,384,059             606,515            2,149,626
 Units redeemed                               (53,539)              (5)          (185,314)           (350,724)             (80,023)
 Units transferred                            (26,192)              --          1,143,253             214,413              797,775
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Increase (decrease) in units
 outstanding                                  (63,866)              (5)         2,341,998             470,204            2,867,378
Beginning units                               813,916               44          2,198,185           3,482,506                   --
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Ending units                                  750,050               39          4,540,183           3,952,710            2,867,378
                                    =================  ===============    ===============  ==================  ===================
                                                         Allocation
                                    Allocation Growth  Moderate Growth      Allocation          Real Return
                                        Portfolio         Portfolio     Moderate Portfolio      Portfolio
                                      (Class 3) (1)     (Class 3) (1)     (Class 3) (1)       (Class 3) (1)
                                    -----------------  ---------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $           8,452  $       400,093  $          430,640  $         307,674

 Net realized gains (losses)                  (16,906)          32,110              52,400            117,797
 Change in net unrealized
  appreciation (depreciation) of
  investments                                 395,572        3,286,796           2,110,315           (400,707)
                                    -----------------  ---------------  ------------------  -----------------
  Increase (decrease) in net
 assets from operations                       387,118        3,718,999           2,593,355             24,764
                                    -----------------  ---------------  ------------------  -----------------

From capital transactions:
 Net proceeds from units sold               3,712,526       41,240,339          31,996,178         51,950,544
 Cost of units redeemed                       (44,999)        (571,940)           (424,315)        (1,297,808)
 Net transfers                                485,448       11,120,775          10,049,553         33,744,152
 Contract maintenance charge                     (381)            (105)               (117)              (347)
                                    -----------------  ---------------  ------------------  -----------------
  Increase (decrease) in net
   assets from capital
   transactions                             4,152,594       51,789,069          41,621,299         84,396,541
                                    -----------------  ---------------  ------------------  -----------------

Increase (decrease) in net assets           4,539,712       55,508,068          44,214,654         84,421,305
Net assets at beginning of period                  --               --                  --                 --
                                    -----------------  ---------------  ------------------  -----------------
Net assets at end of period         $       4,539,712  $    55,508,068  $       44,214,654  $      84,421,305
                                    =================  ===============  ==================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                   372,674        3,985,992           2,989,037          4,561,130
 Units redeemed                                (4,327)         (54,468)            (39,177)          (113,607)
 Units transferred                             43,079        1,061,072             930,244          2,958,365
                                    -----------------  ---------------  ------------------  -----------------
Increase (decrease) in units
 outstanding                                  411,426        4,992,596           3,880,104          7,405,888
Beginning units                                    --               --                  --                 --
                                    -----------------  ---------------  ------------------  -----------------
Ending units                                  411,426        4,992,596           3,880,104          7,405,888
                                    =================  ===============  ==================  =================

(1)   For the period from January 19, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                           Capital      Government and
                                    Asset Allocation     Appreciation    Quality Bond                     Natural Resources
                                        Portfolio         Portfolio       Portfolio     Growth Portfolio      Portfolio
                                        (Class 1)          (Class 1)       (Class 1)       (Class 1)          (Class 1)
                                    -----------------  ---------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $       3,163,952  $    (4,466,722) $    6,164,840  $       (442,990) $         (48,693)

 Net realized gains (losses)               (9,953,347)     (40,808,224)      1,106,617       (27,958,546)         8,322,135
 Change in net unrealized
  appreciation (depreciation) of
  investments                              32,827,274      132,755,172      (2,090,018)       61,687,399         28,591,095
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from operations                  26,037,879       87,480,226       5,181,439        33,285,863         36,864,537
                                    -----------------  ---------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold               1,014,376          864,203         689,359           432,770            299,934
 Cost of units redeemed                   (19,830,219)     (41,521,128)    (36,157,572)      (14,015,781)       (10,970,705)
 Net transfers                             (4,860,671)     (18,509,717)    (12,909,749)       (7,640,765)        (1,125,709)
 Contract maintenance charge                  (82,314)        (207,581)        (92,856)          (69,807)           (42,835)
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from capital
   transactions                           (23,758,828)     (59,374,223)    (48,470,818)      (21,293,583)       (11,839,315)
                                    -----------------  ---------------  --------------  ----------------  -----------------

Increase (decrease) in net assets           2,279,051       28,106,003     (43,289,379)       11,992,280         25,025,222
Net assets at beginning of period         147,375,114      300,820,039     223,101,020       107,186,478         74,109,970
                                    -----------------  ---------------  --------------  ----------------  -----------------
Net assets at end of period         $     149,654,165  $   328,926,042  $  179,811,641  $    119,178,758  $      99,135,192
                                    =================  ===============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    49,714           23,903          36,316            15,612              7,181
 Units redeemed                              (939,054)      (1,283,628)     (1,943,023)         (585,966)          (271,153)
 Units transferred                           (239,914)        (607,515)       (688,913)         (333,862)           (50,843)
                                    -----------------  ---------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                               (1,129,254)      (1,867,240)     (2,595,620)         (904,216)          (314,815)
Beginning units                             7,194,179        9,603,733      11,993,175         4,907,778          2,237,556
                                    -----------------  ---------------  --------------  ----------------  -----------------
Ending units                                6,064,925        7,736,493       9,397,555         4,003,562          1,922,741
                                    =================  ===============  ==============  ================  =================

                                                           Capital      Government and
                                    Asset Allocation     Appreciation    Quality Bond                     Natural Resources
                                        Portfolio         Portfolio       Portfolio     Growth Portfolio      Portfolio
                                        (Class 2)         (Class 2)       (Class 2)         (Class 2)         (Class 2)
                                    -----------------  ---------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         240,045  $      (976,267) $    2,712,321  $       (218,032) $         (72,277)

 Net realized gains (losses)                 (708,666)      (3,201,067)       (224,473)       (5,305,182)        (1,906,116)
 Change in net unrealized
  appreciation (depreciation) of
  investments                               2,623,711       22,901,073        (256,971)       15,951,030         10,434,793
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from operations                   2,155,090       18,723,739       2,230,877        10,427,816          8,456,400
                                    -----------------  ---------------  --------------  ----------------  -----------------

From capital transactions:
  Net proceeds from units sold                 10,515          299,306         361,063           238,725             99,176
  Cost of units redeemed                   (1,020,664)     (11,263,452)    (15,945,474)       (3,691,470)        (2,742,204)
  Net transfers                              (312,444)      (3,556,809)     (4,628,601)       (3,098,180)        (1,185,688)
  Contract maintenance charge                  (2,503)         (18,676)        (20,737)          (10,057)            (6,027)
                                    -----------------  ---------------  --------------  ----------------  -----------------
   Increase (decrease) in net
    assets from capital
    transactions                           (1,325,096)     (14,539,631)    (20,233,749)       (6,560,982)        (3,834,743)
                                    -----------------  ---------------  --------------  ----------------  -----------------

Increase (decrease) in net assets             829,994        4,184,108     (18,002,872)        3,866,834          4,621,657
Net assets at beginning of period          12,122,668       64,342,219     102,765,344        33,008,654         17,710,051
                                    -----------------  ---------------  --------------  ----------------  -----------------
Net assets at end of period         $      12,952,662  $    68,526,327  $   84,762,472  $     36,875,488  $      22,331,708
                                    =================  ===============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      497            8,600          19,331             9,796              2,603
  Units redeemed                              (48,531)        (315,282)       (852,290)         (153,413)           (68,339)
  Units transferred                           (18,786)        (113,264)       (250,036)         (129,896)           (36,477)
                                    -----------------  ---------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                                  (66,820)        (419,946)     (1,082,995)         (273,513)          (102,213)
Beginning units                               601,315        2,019,308       5,547,521         1,528,935            542,243
                                    -----------------  ---------------  --------------  ----------------  -----------------
Ending units                                  534,495        1,599,362       4,464,526         1,255,422            440,030
                                    =================  ===============  ==============  ================  =================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                          Capital    Government and
                                     Asset Allocation  Appreciation   Quality Bond      Growth      Natural Resources
                                         Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                         (Class 3)       (Class 3)      (Class 3)      (Class 3)        (Class 3)
                                     ----------------  ------------  --------------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        358,168  $ (4,898,469) $   17,089,712  $  (1,073,182) $        (669,491)

  Net realized gains (losses)              (2,347,131)  (21,500,843)        727,082    (21,419,357)        (5,886,807)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             5,602,472   119,874,677      (4,878,366)    62,708,501         62,800,787
                                     ----------------  ------------  --------------  -------------  -----------------
    Increase (decrease) in net
       assets from operations               3,613,509    93,475,365      12,938,428     40,215,962         56,244,489
                                     ----------------  ------------  --------------  -------------  -----------------

From capital transactions:
  Net proceeds from units sold                569,522     8,961,370      18,453,863      1,256,197          2,099,680
  Cost of units redeemed                   (2,579,632)  (28,380,730)    (65,097,644)   (12,824,706)       (12,074,889)
  Net transfers                             1,160,714   (15,390,695)     61,492,039    (11,773,239)        (4,876,427)
  Contract maintenance charge                  (4,620)      (81,744)       (119,778)       (39,655)           (33,184)
                                     ----------------  ------------  --------------  -------------  -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           (854,016)  (34,891,799)     14,728,480    (23,381,403)       (14,884,820)
                                     ----------------  ------------  --------------  -------------  -----------------

Increase (decrease) in net assets           2,759,493    58,583,566      27,666,908     16,834,559         41,359,669
Net assets at beginning of period          20,124,873   296,122,416     570,555,593    127,120,040        109,563,013
                                     ----------------  ------------  --------------  -------------  -----------------
Net assets at end of period          $     22,884,366  $354,705,982  $  598,222,501  $ 143,954,599  $     150,922,682
                                     ================  ============  ==============  =============  =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   28,259       414,020       1,143,862         58,112             86,145
  Units redeemed                             (126,505)     (845,085)     (3,562,248)      (553,108)          (319,451)
  Units transferred                            49,335      (361,852)      3,465,798       (529,905)          (100,025)
                                     ----------------  ------------  --------------  -------------  -----------------
Increase (decrease) in units
  outstanding                                 (48,911)     (792,917)      1,047,412     (1,024,901)          (333,331)
Beginning units                             1,020,520     9,645,069      31,721,186      6,266,233          3,603,233
                                     ----------------  ------------  --------------  -------------  -----------------
Ending units                                  971,609     8,852,152      32,768,598      5,241,332          3,269,902
                                     ================  ============  ==============  =============  =================

                                     Aggressive Growth  Alliance Growth   Balanced     Blue Chip Growth  Capital Growth
                                         Portfolio         Portfolio      Portfolio        Portfolio        Portfolio
                                         (Class 1)         (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                     -----------------  ---------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (375,350) $    (1,773,476) $    941,649  $        (93,239) $     (104,637)

  Net realized gains (losses)               (5,363,574)     (24,753,083)   (4,992,347)         (947,696)       (502,734)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             14,611,474       90,013,751    14,042,501         3,369,464       2,982,175
                                     -----------------  ---------------  ------------  ----------------  --------------
    Increase (decrease) in net
      assets from operations                 8,872,550       63,487,192     9,991,803         2,328,529       2,374,804
                                     -----------------  ---------------  ------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                 164,058        1,023,067       429,494             3,924           1,514
  Cost of units redeemed                    (3,352,971)     (28,450,825)   (8,219,116)       (1,243,113)       (726,010)
  Net transfers                             (1,939,246)     (13,448,833)      119,602         1,093,805       1,012,170
  Contract maintenance charge                  (29,562)        (191,917)      (48,575)           (4,870)         (4,329)
                                     -----------------  ---------------  ------------  ----------------  --------------
    Increase (decrease) in net
      assets from capital
      transactions                          (5,157,721)     (41,068,508)   (7,718,595)         (150,254)        283,345
                                     -----------------  ---------------  ------------  ----------------  --------------

Increase (decrease) in net assets            3,714,829       22,418,684     2,273,208         2,178,275       2,658,149
Net assets at beginning of period           27,224,036      190,007,995    51,897,036         6,818,684       5,488,291
                                     -----------------  ---------------  ------------  ----------------  --------------
Net assets at end of period          $      30,938,865  $   212,426,679  $ 54,170,244  $      8,996,959  $    8,146,440
                                     =================  ===============  ============  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    21,511           40,125        30,676               687             261
  Units redeemed                              (395,652)      (1,228,057)     (632,247)         (259,711)       (130,100)
  Units transferred                           (238,651)        (580,734)       39,908           226,493         185,586
                                     -----------------  ---------------  ------------  ----------------  --------------
Increase (decrease) in units
  outstanding                                 (612,792)      (1,768,666)     (561,663)          (32,531)         55,747
Beginning units                              3,401,679        8,824,481     4,198,298         1,575,290       1,112,899
                                     -----------------  ---------------  ------------  ----------------  --------------
Ending units                                 2,788,887        7,055,815     3,636,635         1,542,759       1,168,646
                                     =================  ===============  ============  ================  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                        Portfolio       Portfolio     Value Portfolio  Street Portfolio     Portfolio
                                        (Class 1)       (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                     ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $       740,038  $    5,552,674  $       327,141  $        568,137  $       (846,323)

  Net realized gains (losses)             (3,329,735)        578,122      (24,721,591)       (3,536,304)      (17,082,819)
  Change in net unrealized
    appreciation (depreciation) of
    investments                              464,820      23,733,362      160,510,295         5,674,872        47,862,340
                                     ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
      assets from operations              (2,124,877)     29,864,158      136,115,845         2,706,705        29,933,198
                                     ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold             5,699,809         312,384        1,615,306             9,362           163,345
  Cost of units redeemed                 (77,783,967)    (19,318,881)     (71,871,569)       (3,002,973)       (7,888,398)
  Net transfers                           (5,499,029)     11,011,299      (30,611,959)         (844,161)        5,975,760
  Contract maintenance charge                (97,530)        (51,117)        (363,863)          (14,212)          (33,168)
                                     ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                       (77,680,717)     (8,046,315)    (101,232,085)       (3,851,984)       (1,782,461)
                                     ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets        (79,805,594)     21,817,843       34,883,760        (1,145,279)       28,150,737
Net assets at beginning of period        186,373,001     105,636,170      525,791,927        20,330,702        41,703,578
                                     ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period          $   106,567,407  $  127,454,013  $   560,675,687  $     19,185,423  $     69,854,315
                                     ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 417,679          14,491           60,189             1,116            13,142
  Units redeemed                          (5,725,249)     (1,013,737)      (2,858,470)         (341,505)         (522,229)
  Units transferred                         (390,667)        596,024       (1,324,219)         (111,002)          375,007
                                     ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units
  outstanding                             (5,698,237)       (403,222)      (4,122,500)         (451,391)         (134,080)
Beginning units                           13,589,028       6,240,647       21,525,126         2,229,026         3,636,407
                                     ---------------  --------------  ---------------  ----------------  ----------------
Ending units                               7,890,791       5,837,425       17,402,626         1,777,635         3,502,327
                                     ===============  ==============  ===============  ================  ================

                                        Equity                                                            Growth
                                     Opportunities     Fundamental     Global Bond   Global Equities  Opportunities
                                       Portfolio    Growth Portfolio    Portfolio       Portfolio       Portfolio
                                       (Class 1)        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                     -------------  ----------------  -------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $     (79,628) $      (693,423)  $   1,119,279  $       810,060  $    (151,616)

  Net realized gains (losses)           (7,346,299)      (6,664,827)      2,381,622       (3,282,592)      (700,903)
  Change in net unrealized
    appreciation (depreciation) of
    investments                         16,365,117        20,775,557       (552,219)      17,569,530      2,398,243
                                     -------------  ----------------  -------------  ---------------  -------------
    Increase (decrease) in net
      assets from operations             8,939,190        13,417,307      2,948,682       15,096,998      1,545,724
                                     -------------  ----------------  -------------  ---------------  -------------

From capital transactions:
  Net proceeds from units sold             105,534           127,046        110,540          319,264        119,653
  Cost of units redeemed                (5,537,512)      (5,725,893)     (9,553,420)      (7,987,130)    (1,522,807)
  Net transfers                         (2,141,838)      (2,158,768)      1,225,447       (4,125,140)       229,317
  Contract maintenance charge              (25,903)         (48,104)        (24,048)         (46,970)        (6,398)
                                     -------------  ----------------  -------------  ---------------  -------------
    Increase (decrease) in net
      assets from capital
      transactions                      (7,599,719)      (7,805,719)     (8,241,481)     (11,839,976)    (1,180,235)
                                     -------------  ----------------  -------------  ---------------  -------------

Increase (decrease) in net assets        1,339,471         5,611,588     (5,292,799)       3,257,022        365,489
Net assets at beginning of period       35,474,098        45,125,727     65,988,275       65,401,932     10,348,589
                                     -------------  ----------------  -------------  ---------------  -------------
Net assets at end of period          $  36,813,569  $     50,737,315  $  60,695,476  $    68,658,954  $  10,714,078
                                     =============  ================  =============  ===============  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 6,352            10,102          4,827           22,922         29,301
  Units redeemed                          (409,316)        (453,517)       (466,714)        (515,951)      (352,620)
  Units transferred                       (173,102)        (178,871)         34,138         (305,275)        54,715
                                     -------------  ----------------  -------------  ---------------  -------------
Increase (decrease) in units
  outstanding                             (576,066)        (622,286)       (427,749)        (798,304)      (268,604)
Beginning units                          2,848,230         3,874,789      3,232,771        4,455,237      2,415,458
                                     -------------  ----------------  -------------  ---------------  -------------
Ending units                             2,272,164         3,252,503      2,805,022        3,656,933      2,146,854
                                     =============  ================  =============  ===============  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                        International        International
                                     Growth-Income  High-Yield Bond  Diversified Equities  Growth and Income  Marsico Focused
                                       Portfolio       Portfolio          Portfolio            Portfolio      Growth Portfolio
                                       (Class 1)       (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                     -------------  ---------------  --------------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $    (146,152) $     6,207,290  $            (93,308) $      (1,001,331) $       (136,685)

  Net realized gains (losses)          (19,122,370)     (13,453,379)           (2,357,562)        (8,598,521)       (3,860,933)
  Change in net unrealized
    appreciation (depreciation) of
    investments                         54,239,941       34,204,927            15,984,841         23,968,600         8,318,548
                                     -------------  ---------------  --------------------  -----------------  ----------------
    Increase (decrease) in net
      assets from operations            34,971,419       26,958,838            13,533,971         14,368,748         4,320,930
                                     -------------  ---------------  --------------------  -----------------  ----------------

From capital transactions:
  Net proceeds from units sold             569,125          276,492               297,625            128,484            36,583
  Cost of units redeemed               (21,830,807)     (14,157,441)           (8,307,969)        (9,865,958)       (2,806,203)
  Net transfers                        (10,697,578)      11,398,461            (5,583,265)        (5,675,008)       (3,349,381)
  Contract maintenance charge             (124,287)         (38,284)              (35,275)           (42,738)          (10,560)
                                     -------------  ---------------  --------------------  -----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                     (32,083,547)      (2,520,772)          (13,628,884)       (15,455,220)       (6,129,561)
                                     -------------  ---------------  --------------------  -----------------  ----------------

Increase (decrease) in net assets        2,887,872       24,438,066               (94,913)        (1,086,472)       (1,808,631)
Net assets at beginning of period      158,513,305       67,100,538            64,521,307         72,266,380        20,454,275
                                     -------------  ---------------  --------------------  -----------------  ----------------
Net assets at end of period          $ 161,401,177  $    91,538,604  $         64,426,394  $      71,179,908  $     18,645,644
                                     =============  ===============  ====================  =================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                26,639           16,700                22,634             16,611             4,565
  Units redeemed                        (1,096,336)        (869,443)             (809,222)          (927,639)         (341,259)
  Units transferred                       (544,352)         734,772              (619,921)          (584,630)         (413,533)
                                     -------------  ---------------  --------------------  -----------------  ----------------
Increase (decrease) in units
  outstanding                           (1,614,049)        (117,971)           (1,406,509)        (1,495,658)         (750,227)
Beginning units                          8,268,914        4,774,549             6,544,110          6,860,589         2,572,784
                                     -------------  ---------------  --------------------  -----------------  ----------------
Ending units                             6,654,865        4,656,578             5,137,601          5,364,931         1,822,557
                                     =============  ===============  ====================  =================  ================

                                     MFS Massachusetts
                                      Investors Trust   MFS Total Return  Mid-Cap Growth    Real Estate    Technology
                                         Portfolio          Portfolio        Portfolio       Portfolio     Portfolio
                                         (Class 1)          (Class 1)        (Class 1)       (Class 1)     (Class 1)
                                     -----------------  ----------------  --------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (110,569) $      4,484,344  $     (589,228) $      200,080  $   (147,926)

  Net realized gains (losses)               (2,880,587)      (11,739,680)     (5,921,607)     (9,839,579)   (2,650,775)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             15,837,152        36,903,685      19,485,757      17,036,500     6,566,476
                                     -----------------  ----------------  --------------  --------------  ------------
    Increase (decrease) in net
      assets from operations                12,845,996        29,648,349      12,974,922       7,397,001     3,767,775
                                     -----------------  ----------------  --------------  --------------  ------------

From capital transactions:
  Net proceeds from units sold                 106,042           695,401         201,497          89,592        29,201
  Cost of units redeemed                    (7,896,389)      (30,950,315)     (5,815,731)     (4,516,581)     (748,017)
  Net transfers                             (1,104,590)       (7,627,153)       (401,011)     (3,219,935)    3,326,382
  Contract maintenance charge                  (44,993)         (115,059)        (29,592)        (18,351)       (5,618)
                                     -----------------  ----------------  --------------  --------------  ------------
    Increase (decrease) in net
      assets from capital
      transactions                          (8,939,930)      (37,997,126)     (6,044,837)     (7,665,275)    2,601,948
                                     -----------------  ----------------  --------------  --------------  ------------

Increase (decrease) in net assets            3,906,066        (8,348,777)      6,930,085        (268,274)    6,369,723
Net assets at beginning of period           62,320,505       214,130,913      36,492,261      35,535,662     6,613,662
                                     -----------------  ----------------  --------------  --------------  ------------
Net assets at end of period          $      66,226,571  $    205,782,136  $   43,422,346  $   35,267,388  $ 12,983,385
                                     =================  ================  ==============  ==============  ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     6,463            30,911          28,292           6,949        19,395
  Units redeemed                              (452,326)       (1,386,329)       (762,220)       (320,412)     (461,902)
  Units transferred                           (102,387)         (386,956)        (81,056)       (226,475)    1,991,568
                                     -----------------  ----------------  --------------  --------------  ------------
Increase (decrease) in units
  outstanding                                 (548,250)       (1,742,374)       (814,984)       (539,938)    1,549,061
Beginning units                              3,684,767         9,794,360       5,294,777       2,414,836     4,765,186
                                     -----------------  ----------------  --------------  --------------  ------------
Ending units                                 3,136,517         8,051,986       4,479,793       1,874,898     6,314,247
                                     =================  ================  ==============  ==============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth
                                        Portfolio         Portfolio          Portfolio         Portfolio     Balanced Portfolio
                                        (Class 1)         (Class 1)          (Class 2)         (Class 2)         (Class 2)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $       673,827  $         352,488  $         (56,353) $      (324,248) $          152,786

  Net realized gains (losses)             (1,292,406)          (123,871)          (529,265)        (340,585)         (1,104,779)
  Change in net unrealized
    appreciation (depreciation) of
    investments                            5,053,221          4,954,068          1,752,361       10,133,324           2,772,827
                                     ---------------  -----------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
      assets from operations               4,434,642          5,182,685          1,166,743        9,468,491           1,820,834
                                     ---------------  -----------------  -----------------  ---------------  ------------------

From capital transactions:
  Net proceeds from units sold               120,068            173,285             22,783           75,929              30,104
  Cost of units redeemed                  (2,429,964)        (8,904,708)          (551,267)      (4,879,584)         (1,275,461)
  Net transfers                           (1,782,892)        23,747,006            (95,504)      (1,372,655)              6,780
  Contract maintenance charge                (11,578)           (25,622)            (1,475)         (11,041)             (3,554)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
      assets from capital
      transactions                        (4,104,366)        14,989,961           (625,463)      (6,187,351)         (1,242,131)
                                     ---------------  -----------------  -----------------  ---------------  ------------------

Increase (decrease) in net assets            330,276         20,172,646            541,280        3,281,140             578,703
Net assets at beginning of period         18,013,981         45,035,267          3,603,297       28,993,766           9,448,247
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Net assets at end of period          $    18,344,257  $      65,207,913  $       4,144,577  $    32,274,906  $       10,026,950
                                     ===============  =================  =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   9,412              7,044              2,704            3,232               2,302
  Units redeemed                            (203,146)          (367,690)           (63,770)        (203,663)           (101,810)
  Units transferred                         (157,237)           981,809            (14,905)         (66,478)               (629)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Increase (decrease) in units
  outstanding                               (350,971)           621,163            (75,971)        (266,909)           (100,137)
Beginning units                            1,616,772          1,956,044            454,637        1,351,180             771,892
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Ending units                               1,265,801          2,577,207            378,666        1,084,271             671,755
                                     ===============  =================  =================  ===============  ==================

                                     Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                        Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                         (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                     ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (58,283) $      (38,971) $       186,330  $    1,827,294  $      (135,573)

  Net realized gains (losses)                (119,763)        (38,389)      (1,150,040)        225,592       (3,426,249)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             1,403,886         922,243          175,908       8,149,580       26,107,014
                                     ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
      assets from operations                1,225,840         844,883         (787,802)     10,202,466       22,545,192
                                     ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
  Net proceeds from units sold                 13,623           1,656          454,465          82,833          380,561
  Cost of units redeemed                     (807,934)       (551,423)     (24,574,523)     (7,435,691)     (12,369,547)
  Net transfers                                (7,406)         88,483          916,094       3,773,001       (5,445,934)
  Contract maintenance charge                  (1,697)           (964)         (12,913)         (7,588)         (25,663)
                                     ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                           (803,414)       (462,248)     (23,216,877)     (3,587,445)     (17,460,583)
                                     ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets             422,426         382,635      (24,004,679)      6,615,021        5,084,609
Net assets at beginning of period           4,093,376       2,403,118       58,908,289      35,956,658       87,438,866
                                     ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period          $      4,515,802  $    2,785,753  $    34,903,610  $   42,571,679  $    92,523,475
                                     ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    2,974             313           33,939           4,347           15,403
  Units redeemed                             (171,698)       (103,229)      (1,826,812)       (390,997)        (479,280)
  Units transferred                            (4,353)         15,104           63,808         213,554         (231,294)
                                     ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units
  outstanding                                (173,077)        (87,812)      (1,729,065)       (173,096)        (695,171)
Beginning units                               965,310         493,298        4,347,197       2,152,104        3,585,624
                                     ----------------  --------------  ---------------  --------------  ---------------
Ending units                                  792,233         405,486        2,618,132       1,979,008        2,890,453
                                     ================  ==============  ===============  ==============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                            Equity
                                      "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value    Fundamental
                                     Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                        (Class 2)         (Class 2)        (Class 2)      (Class 2)        (Class 2)
                                     ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        202,120  $       (174,646) $     (33,353) $     426,753  $        (49,408)

  Net realized gains (losses)              (1,135,978)       (7,666,538)    (1,512,521)        85,382          (134,178)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             2,031,324        13,969,937      3,304,041      8,611,652         1,098,568
                                     ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
      assets from operations                1,097,466         6,128,753      1,758,167      9,123,787           914,982
                                     ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
  Net proceeds from units sold                 10,185            23,335         20,851        152,669            31,871
  Cost of units redeemed                   (1,048,282)       (2,545,363)    (1,058,498)    (3,845,747)         (451,993)
  Net transfers                              (201,564)          855,875       (349,613)    (1,677,239)          (85,291)
  Contract maintenance charge                  (2,426)           (3,317)        (2,416)        (9,340)           (1,193)
                                     ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                         (1,242,087)       (1,669,470)    (1,389,676)    (5,379,657)         (506,606)
                                     ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets            (144,621)        4,459,283        368,491      3,744,130           408,376
Net assets at beginning of period           7,493,474         8,475,790      7,314,519     36,871,951         3,020,623
                                     ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period          $      7,348,853  $     12,935,073  $   7,683,010  $  40,616,081  $      3,428,999
                                     ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    1,351             1,756          1,512         11,243             2,607
  Units redeemed                             (118,262)         (161,473)       (85,111)      (273,291)          (35,035)
  Units transferred                           (24,392)           68,639        (30,283)      (133,481)           (6,915)
                                     ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units
  outstanding                                (141,303)          (91,078)      (113,882)      (395,529)          (39,343)
Beginning units                               831,949           750,608        595,320      2,825,852           261,738
                                     ----------------  ----------------  -------------  -------------  ----------------
Ending units                                  690,646           659,530        481,438      2,430,323           222,395
                                     ================  ================  =============  =============  ================

                                                                       Growth
                                     Global Bond   Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                      Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                      (Class 2)       (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                     ------------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $    274,450  $        76,078  $     (64,952) $     (41,301) $     1,483,065

  Net realized gains (losses)             630,606         (373,452)       (42,741)    (1,339,970)      (3,180,865)
  Change in net unrealized
    appreciation (depreciation) of
    investments                          (138,095)       1,905,082        749,204      3,771,256        8,301,028
                                     ------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
      assets from operations              766,961        1,607,708        641,511      2,389,985        6,603,228
                                     ------------  ---------------  -------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold             63,216            7,599          8,998         26,760          142,382
  Cost of units redeemed               (3,314,445)        (818,830)      (444,364)    (2,059,691)      (4,423,199)
  Net transfers                           276,981         (150,699)       211,344       (942,267)       4,809,307
  Contract maintenance charge              (3,235)          (2,361)        (1,153)        (4,882)          (3,943)
                                     ------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                     (2,977,483)        (964,291)      (225,175)    (2,980,080)         524,547
                                     ------------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets      (2,210,522)         643,417        416,336       (590,095)       7,127,775
Net assets at beginning of period      18,379,687        7,189,938      4,216,280     11,915,819       15,118,489
                                     ------------  ---------------  -------------  -------------  ---------------
Net assets at end of period          $ 16,169,165  $     7,833,355  $   4,632,616  $  11,325,724  $    22,246,264
                                     ============  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                3,055              495          2,264          1,299            9,447
  Units redeemed                         (161,683)         (54,151)      (106,143)      (103,560)        (271,658)
  Units transferred                         6,626          (17,268)        49,235        (50,351)         321,857
                                     ------------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units
  outstanding                            (152,002)         (70,924)       (54,644)      (152,612)          59,646
Beginning units                           906,808          492,240        996,083        621,649        1,090,907
                                     ------------  ---------------  -------------  -------------  ---------------
Ending units                              754,806          421,316        941,439        469,037        1,150,553
                                     ============  ===============  =============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                        International        International                      MFS Massachusetts
                                     Diversified Equities  Growth and Income  Marsico Focused    Investors Trust   MFS Total Return
                                          Portfolio            Portfolio      Growth Portfolio      Portfolio         Portfolio
                                          (Class 2)            (Class 2)         (Class 2)          (Class 2)         (Class 2)
                                      -------------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $            (94,230) $        (195,095) $       (175,408) $         (48,820) $      1,294,717

  Net realized gains (losses)                  (1,237,980)        (1,274,026)       (2,390,233)           168,506        (4,167,053)
  Change in net unrealized
    appreciation (depreciation) of
    investments                                 7,632,612          4,245,672         7,155,180          2,754,806        12,057,696
                                     --------------------  -----------------  ----------------  -----------------  ----------------
    Increase (decrease) in net
      assets from operations                    6,300,402          2,776,551         4,589,539          2,874,492         9,185,360
                                     --------------------  -----------------  ----------------  -----------------  ----------------

From capital transactions:
  Net proceeds from units sold                    109,109            104,123           129,843             53,027           135,977
  Cost of units redeemed                       (3,179,534)        (1,867,662)       (2,364,230)        (1,943,533)      (10,916,406)
  Net transfers                                (1,861,077)          (390,872)       (1,728,801)           544,493        (2,287,400)
  Contract maintenance charge                      (8,336)            (3,416)           (4,460)            (3,646)          (18,983)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                             (4,939,838)        (2,157,827)       (3,967,648)        (1,349,659)      (13,086,812)
                                     --------------------  -----------------  ----------------  -----------------  ----------------

Increase (decrease) in net assets               1,360,564            618,724           621,891          1,524,833        (3,901,452)
Net assets at beginning of period              28,661,259         13,180,687        19,729,754         13,304,132        67,652,883
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Net assets at end of period          $         30,021,823  $      13,799,411  $     20,351,645  $      14,828,965  $     63,751,431
                                     ====================  =================  ================  =================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       10,831             10,685            15,965              3,120             6,185
  Units redeemed                                 (310,001)          (175,412)         (282,989)          (110,563)         (483,122)
  Units transferred                              (215,737)           (44,043)         (228,528)            23,882          (114,600)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Increase (decrease) in units
  outstanding                                    (514,907)          (208,770)         (495,552)           (83,561)         (591,537)
Beginning units                                 2,942,098          1,254,873         2,511,164            791,605         3,096,393
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Ending units                                    2,427,191          1,046,103         2,015,612            708,044         2,504,856
                                     ====================  =================  ================  =================  ================

                                     Mid-Cap Growth  Real Estate  Small & Mid Cap   Technology    Telecom Utility
                                       Portfolio      Portfolio   Value Portfolio    Portfolio       Portfolio
                                       (Class 2)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                     --------------  -----------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $     (293,570) $    39,015  $      (197,038) $     (53,265) $        99,226

  Net realized gains (losses)              (587,362)  (3,850,161)      (1,890,642)      (741,858)        (399,308)
  Change in net unrealized
    appreciation (depreciation) of
    investments                           7,215,053    6,208,160        9,934,535      2,109,001        1,011,383
                                     --------------  -----------  ---------------  -------------  ---------------
    Increase (decrease) in net
      assets from operations              6,334,121    2,397,014        7,846,855      1,313,878          711,301
                                     --------------  -----------  ---------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold               81,636       17,797          178,733         24,269            3,359
  Cost of units redeemed                 (3,003,615)  (1,367,081)      (2,767,169)      (597,529)        (425,119)
  Net transfers                            (912,625)    (446,488)      (1,855,428)       751,221         (288,957)
  Contract maintenance charge                (6,814)      (3,005)          (6,197)        (1,450)          (1,003)
                                     --------------  -----------  ---------------  -------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                       (3,841,418)  (1,798,777)      (4,450,061)       176,511         (711,720)
                                     --------------  -----------  ---------------  -------------  ---------------

Increase (decrease) in net assets         2,492,703      598,237        3,396,794      1,490,389             (419)
Net assets at beginning of period        18,376,734   10,191,024       23,050,950      2,767,883        2,903,254
                                     --------------  -----------  ---------------  -------------  ---------------
Net assets at end of period          $   20,869,437  $10,789,261  $    26,447,744  $   4,258,272  $     2,902,835
                                     ==============  ===========  ===============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 10,491        1,278           14,660         14,943              296
  Units redeemed                           (390,453)     (97,641)        (213,318)      (360,804)         (35,969)
  Units transferred                        (123,014)     (23,441)        (156,172)       428,284          (25,023)
                                     --------------  -----------  ---------------  -------------  ---------------
Increase (decrease) in units
    outstanding                            (502,976)    (119,804)        (354,830)        82,423          (60,696)
Beginning units                           2,663,058      702,589        1,959,032      2,020,598          264,730
                                     --------------  -----------  ---------------  -------------  ---------------
Ending units                              2,160,082      582,785        1,604,202      2,103,021          204,034
                                     ==============  ===========  ===============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                                                                    American Funds    American Funds
                                             Total Return Bond  Aggressive Growth  Alliance Growth  Asset Allocation  Global Growth
                                                 Portfolio          Portfolio         Portfolio      SAST Portfolio   SAST Portfolio
                                                 (Class 2)          (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                             -----------------  -----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $      97,617      $    (142,700)    $  (1,604,230)   $     257,967    $     784,951

  Net realized gains (losses)                        389,810         (1,449,563)       (4,222,658)        (250,295)       1,447,556
  Change in net unrealized appreciation
    (depreciation) of investments                  1,169,641          4,600,728        47,673,158        7,258,913       33,666,342
                                               -------------      -------------     -------------    -------------    -------------

    Increase (decrease) in net assets
      from operations                              1,657,068          3,008,465        41,846,270        7,266,585       35,898,849
                                               -------------      -------------     -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                        69,251            292,777           752,134        4,267,082       18,990,672
  Cost of units redeemed                          (3,497,532)          (871,350)      (12,330,000)      (1,481,820)      (4,652,488)
  Net transfers                                   12,093,344            455,713       (11,564,536)       4,720,518        5,450,053
  Contract maintenance charge                         (2,428)            (3,467)          (41,832)          (5,185)         (17,288)
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                    8,662,635           (126,327)      (23,184,234)       7,500,595       19,770,949
                                               -------------      -------------     -------------    -------------    -------------

Increase (decrease) in net assets                 10,319,703          2,882,138        18,662,036       14,767,180       55,669,798
Net assets at beginning of period                 11,974,186          8,432,205       123,435,605       29,342,054       83,871,758
                                               -------------      -------------     -------------    -------------    -------------
Net assets at end of period                    $  22,293,889      $  11,314,343     $ 142,097,641    $  44,109,234    $ 139,541,556
                                               =============      =============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           2,764             37,584            35,347          513,155        2,133,339
  Units redeemed                                    (144,560)           (99,155)         (512,789)        (185,980)        (561,747)
  Units transferred                                  509,246             40,921          (513,943)         592,715          630,750
                                               -------------      -------------     -------------    -------------    -------------
Increase (decrease) in units outstanding             367,450            (20,650)         (991,385)         919,890        2,202,342
Beginning units                                      527,462          1,077,634         5,913,605        3,863,276       11,445,291
                                               -------------      -------------     -------------    -------------    -------------
Ending units                                         894,912          1,056,984         4,922,220        4,783,166       13,647,633
                                               =============      =============     =============    =============    =============

                                             American Funds  American Funds
                                               Growth SAST   Growth-Income                       Blue Chip Growth  Capital Growth
                                                Portfolio    SAST Portfolio  Balanced Portfolio     Portfolio        Portfolio
                                                (Class 3)      (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                             --------------  --------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $     179,142   $     755,403     $     207,676      $    (179,013)   $    (710,915)

  Net realized gains (losses)                    3,230,680         916,478          (830,064)          (784,472)      (5,389,779)
  Change in net unrealized appreciation
    (depreciation) of investments               35,004,606      31,327,702         3,377,675          4,455,160       21,261,445
                                             -------------   -------------     -------------      -------------    -------------
    Increase (decrease) in net assets
      from operations                           38,414,428      32,999,583         2,755,287          3,491,675       15,160,751
                                             -------------   -------------     -------------      -------------    -------------

From capital transactions:
  Net proceeds from units sold                  13,171,109       8,191,080         1,232,816          3,230,430          224,188
  Cost of units redeemed                        (5,625,475)     (6,790,011)       (1,734,476)          (992,326)      (2,596,911)
  Net transfers                                  3,117,833       3,961,946         3,160,429          2,527,579       (3,046,027)

  Contract maintenance charge                      (18,631)        (22,336)           (3,906)            (2,983)         (10,012)
                                             -------------   -------------     -------------      -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                 10,644,836       5,340,679         2,654,863          4,762,700       (5,428,762)
                                             -------------   -------------     -------------      -------------    -------------

Increase (decrease) in net assets               49,059,264      38,340,262         5,410,150          8,254,375        9,731,989
Net assets at beginning of period              100,292,669     108,459,833        12,468,044          8,965,595       40,122,091
                                             -------------   -------------     -------------      -------------    -------------
Net assets at end of period                  $ 149,351,933   $ 146,800,095     $  17,878,194      $  17,219,970    $  49,854,080
                                             =============   =============     =============      =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     1,730,208       1,164,984           100,220            535,863           40,192
  Units redeemed                                  (776,662)       (955,667)         (134,722)          (208,513)        (457,670)
  Units transferred                                436,642         632,408           229,923            490,905         (534,574)
                                             -------------   -------------     -------------     --------------    -------------
Increase (decrease) in units outstanding         1,390,188         841,725           195,421            818,255         (952,052)
Beginning units                                 15,565,187      16,380,570         1,041,860          2,094,386        8,151,653
                                             -------------   -------------     -------------     --------------    -------------
Ending units                                    16,955,375      17,222,295         1,237,281          2,912,641        7,199,601
                                             =============   =============     =============     ==============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                Portfolio        Portfolio    Value Portfolio  Street Portfolio     Portfolio
                                                (Class 3)        (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                             ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $   1,218,593   $  18,463,971    $  (1,190,957)   $     329,258    $   (1,783,332)

  Net realized gains (losses)                    (6,773,828)     (1,533,964)     (24,718,451)      (2,352,438)      (56,238,893)
  Change in net unrealized appreciation
    (depreciation) of investments                       118      80,624,612      139,823,331        3,913,154       117,786,607
                                              -------------   -------------    -------------    -------------    --------------
    Increase (decrease) in net assets
      from operations                            (5,555,117)     97,554,619      113,913,923        1,889,974        59,764,382
                                              -------------   -------------    -------------    -------------    --------------

From capital transactions:
  Net proceeds from units sold                   13,059,694      16,049,376       13,294,379           98,761         4,221,385
  Cost of units redeemed                       (117,085,055)    (35,888,130)     (35,470,427)      (1,106,003)       (8,515,983)
  Net transfers                                 (21,898,457)     37,992,222      (14,586,560)         509,176        (2,267,552)
  Contract maintenance charge                       (64,117)        (79,897)         (94,378)          (2,906)          (26,504)
                                              -------------   -------------    -------------    -------------    --------------
    Increase (decrease) in net assets
      from capital transactions                (125,987,935)     18,073,571      (36,856,986)        (500,972)       (6,588,654)
                                              -------------   -------------    -------------    -------------    --------------

Increase (decrease) in net assets              (131,543,052)    115,628,190       77,056,937        1,389,002        53,175,728
Net assets at beginning of period               368,421,385     344,108,880      394,189,704       11,223,963        85,778,979
                                              -------------   -------------    -------------    -------------    --------------
Net assets at end of period                   $ 236,878,333   $ 459,737,070    $ 471,246,641    $  12,612,965    $  138,954,707
                                              =============   =============    =============    =============    ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      1,072,532         971,600          771,056           11,008           313,277
  Units redeemed                                 (8,833,260)     (1,936,883)      (1,407,168)        (124,658)         (590,142)
  Units transferred                              (1,733,441)      1,940,898         (465,752)          55,882          (222,363)
                                              -------------   -------------    -------------    -------------    --------------
Increase (decrease) in units outstanding         (9,494,169)        975,615       (1,101,864)         (57,768)         (499,228)
Beginning units                                  27,536,857      21,366,957       16,951,318        1,261,706         7,858,873
                                              -------------   -------------    -------------    -------------    --------------
Ending units                                     18,042,688      22,342,572       15,849,454        1,203,938         7,359,645
                                              =============   =============    =============    =============    ==============

                                                Equity
                                             Opportunities  Foreign Value    Fundamental      Global Bond   Global Equities
                                               Portfolio      Portfolio    Growth Portfolio    Portfolio      Portfolio
                                               (Class 3)      (Class 3)       (Class 3)        (Class 3)      (Class 3)
                                             -------------  -------------  ----------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (194,456) $   2,753,031   $  (1,113,378)   $   1,998,802    $     172,110

  Net realized gains (losses)                   (6,775,030)    (5,739,647)     (6,911,461)       3,818,733       (1,336,800)
  Change in net unrealized appreciation
    (depreciation) of investments               14,819,342     69,238,267      28,296,709         (291,563)       5,437,933
                                             -------------  -------------   -------------    -------------    -------------
    Increase (decrease) in net assets
      from operations                            7,849,856     66,251,651      20,271,870        5,525,972        4,273,243
                                             -------------  -------------   -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                     184,299     20,160,266         371,335        6,900,486        1,058,447
  Cost of units redeemed                        (4,114,254)   (24,962,649)     (3,847,956)     (10,607,400)      (1,844,822)
  Net transfers                                 (1,707,922)      (823,435)     (4,428,204)      17,020,570          (49,576)
  Contract maintenance charge                       (7,735)       (67,057)        (15,436)         (17,850)          (3,919)
                                             -------------  -------------   -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                 (5,645,612)    (5,692,875)     (7,920,261)      13,295,806         (839,870)
                                             -------------  -------------   -------------    -------------    -------------

Increase (decrease) in net assets                2,204,244     60,558,776      12,351,609       18,821,778        3,433,373
Net assets at beginning of period               30,473,527    250,475,847      65,512,346      111,899,875       17,737,627
                                             -------------  -------------   -------------    -------------    -------------
Net assets at end of period                  $  32,677,771  $ 311,034,623   $  77,863,955    $ 130,721,653    $  21,171,000
                                             =============  =============   =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        12,779      1,639,319          31,442          403,665           80,427
  Units redeemed                                  (313,805)    (1,814,129)       (317,142)        (533,331)        (124,157)
  Units transferred                               (129,849)       (49,605)       (377,043)         850,270           (7,606)
                                             -------------  -------------   -------------    -------------    -------------
Increase (decrease) in units outstanding          (430,875)      (224,415)       (662,743)         720,604          (51,336)
Beginning units                                  2,510,604     19,597,947       6,033,489        5,717,683        1,267,375
                                             -------------  -------------   -------------    -------------    -------------
Ending units                                     2,079,729     19,373,532       5,370,746        6,438,287        1,216,039
                                             =============  =============   =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                 Growth                                         International       International
                                             Opportunities  Growth-Income  High-Yield Bond  Diversified Equities     Growth and
                                               Portfolio      Portfolio       Portfolio           Portfolio       Income Portfolio
                                               (Class 3)      (Class 3)       (Class 3)           (Class 3)          (Class 3)
                                             -------------  -------------  ---------------  --------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (774,533)  $    (57,968)   $   5,743,528      $    (962,772)      $  (2,975,499)

  Net realized gains (losses)                  (1,052,481)    (1,544,655)     (13,739,803)        (8,510,401)        (29,588,202)
  Change in net unrealized appreciation
    (depreciation) of investments              10,402,763      4,459,425       33,254,923         54,331,188          79,166,626
                                             ------------   ------------    -------------      -------------       -------------
    Increase (decrease) in net assets
      from operations                           8,575,749      2,856,802       25,258,648         44,858,015          46,602,925
                                             ------------   ------------    -------------      -------------       -------------

From capital transactions:
  Net proceeds from units sold                  7,735,545        576,304        3,652,072          1,246,507           5,950,289
  Cost of units redeemed                       (2,886,867)    (1,276,799)      (7,607,313)       (16,417,979)        (11,783,384)
  Net transfers                                 8,882,630       (587,247)      23,080,149        (11,863,634)           (682,729)
  Contract maintenance charge                      (9,384)        (3,730)         (13,899)           (57,383)            (40,612)
                                             ------------   ------------    -------------      -------------       -------------
    Increase (decrease) in net assets
      from capital transactions                13,721,924     (1,291,472)      19,111,009        (27,092,489)         (6,556,436)
                                             ------------   ------------    -------------      -------------       -------------

Increase (decrease) in net assets              22,297,673      1,565,330       44,369,657         17,765,526          40,046,489
Net assets at beginning of period              41,499,559     12,111,735       52,587,028        191,793,161         174,115,497
                                             ------------   ------------    -------------      -------------       -------------
Net assets at end of period                  $ 63,797,232   $ 13,677,065    $  96,956,685      $ 209,558,687       $ 214,161,986
                                             ============   ============    =============      =============       =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    1,595,694         32,602          277,857             97,873             662,655
  Units redeemed                                 (669,477)       (65,557)        (477,317)        (1,617,291)         (1,115,948)
  Units transferred                             1,981,707        (32,725)       1,546,423         (1,257,350)            171,283
                                             ------------   -----------    -------------      -------------       -------------
Increase (decrease) in units outstanding        2,907,924        (65,680)       1,346,963         (2,776,768)           (282,010)
Beginning units                                 9,697,948        664,354        3,893,054         20,024,399          17,353,104
                                             ------------   -----------    -------------      -------------       -------------
Ending units                                   12,605,872        598,674        5,240,017         17,247,631          17,071,094
                                             ============   ============   ==============     ==============      ==============

                                                                MFS Massachusetts
                                               Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth    Real Estate
                                              Growth Portfolio      Portfolio         Portfolio         Portfolio       Portfolio
                                                  (Class 3)         (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                              ----------------  -----------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (294,148)     $    (257,596)    $   4,026,808    $    (860,344)   $     329,268

  Net realized gains (losses)                     (3,228,656)          (340,830)      (13,330,845)      (2,144,128)     (36,540,253)
  Change in net unrealized appreciation
    (depreciation) of investments                 10,686,642         17,086,723        39,305,185       21,402,058       70,695,048
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from operations                              7,163,838         16,488,297        30,001,148       18,397,586       34,484,063
                                               -------------      -------------     -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                     4,295,579         11,976,126         2,832,358        1,173,155        9,213,226
  Cost of units redeemed                          (2,177,793)        (5,014,263)      (20,777,998)      (4,939,561)      (7,510,584)
  Net transfers                                    1,241,993         11,283,412         7,088,909           27,106       (1,332,210)
  Contract maintenance charge                         (5,511)           (12,335)          (49,378)         (16,960)         (25,651)
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                    3,354,268         18,232,940       (10,906,109)      (3,756,260)         344,781
                                               -------------      -------------     -------------    -------------    -------------

Increase (decrease) in net assets                 10,518,106         34,721,237        19,095,039       14,641,326       34,828,844
Net assets at beginning of period                 25,555,803         54,369,774       200,778,021       49,132,664      102,996,168
                                               -------------      -------------     -------------    -------------    -------------
Net assets at end of period                    $  36,073,909      $  89,091,011     $ 219,873,060    $  63,773,990    $ 137,825,012
                                               =============      =============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         476,579            851,030           165,872          140,254          901,809
  Units redeemed                                    (259,168)          (297,697)         (932,449)        (640,074)        (565,267)
  Units transferred                                  125,865            738,078           301,538          (15,814)         309,345
                                               -------------      -------------     -------------    -------------    -------------
Increase (decrease) in units outstanding             343,276          1,291,411          (465,039)        (515,634)         645,887
Beginning units                                    3,288,769          3,410,408         9,391,238        7,175,903        7,733,538
                                               -------------      -------------     -------------    -------------    -------------
Ending units                                       3,632,045          4,701,819         8,926,199        6,660,269        8,379,425
                                               =============      =============     =============    =============    =============

  The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Small & Mid Cap   Small Company     Technology    Telecom Utility  Total Return Bond
                                             Value Portfolio  Value Portfolio    Portfolio        Portfolio         Portfolio
                                                (Class 3)        (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                             ---------------  ---------------  --------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $  (2,506,570)   $    (740,512)   $    (253,134)   $     292,193   $     814,086

  Net realized gains (losses)                   (10,653,269)      (5,416,882)      (1,948,059)      (1,108,132)      1,480,486
  Change in net unrealized appreciation
    (depreciation) of investments               102,675,216       26,585,362        8,289,627        2,905,282       8,242,058
                                              -------------    -------------    -------------    -------------   -------------
    Increase (decrease) in net assets
      from operations                            89,515,377       20,427,968        6,088,434        2,089,343      10,536,630
                                              -------------    -------------    -------------    -------------   -------------

From capital transactions:
  Net proceeds from units sold                   16,153,772        6,851,436          429,490          263,644      35,940,897
  Cost of units redeemed                        (20,609,588)      (4,038,395)      (1,195,735)        (622,810)     (8,077,662)
  Net transfers                                  (9,710,010)       2,519,708        4,283,722          402,679      75,058,765
  Contract maintenance charge                       (63,016)         (14,489)          (4,292)          (1,757)        (13,121)
                                              -------------    -------------    -------------    -------------   -------------
    Increase (decrease) in net assets
      from capital transactions                 (14,228,842)       5,318,260        3,513,185           41,756     102,908,879
                                              -------------    -------------    -------------    -------------   -------------

Increase (decrease) in net assets                75,286,535       25,746,228        9,601,619        2,131,099     113,445,509
Net assets at beginning of period               226,990,705       63,503,984       11,373,447        6,565,972      80,663,357
                                              -------------    -------------    -------------    -------------   -------------
Net assets at end of period                   $ 302,277,240    $  89,250,212    $  20,975,066    $   8,697,071   $ 194,108,866
                                              =============    =============    =============    =============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      1,407,378          997,814          179,201           21,830       1,902,865
  Units redeemed                                 (1,618,638)        (622,462)        (718,314)         (55,435)       (363,030)
  Units transferred                                (559,066)         495,334        2,548,131           48,849       3,370,057
                                              -------------    -------------    -------------    -------------   -------------
Increase (decrease) in units outstanding           (770,326)         870,686        2,009,018           15,244       4,909,892
Beginning units                                  19,911,678       10,485,697        8,297,874          609,731       3,920,292
                                              -------------    -------------    -------------    -------------   -------------
Ending units                                     19,141,352       11,356,383       10,306,892          624,975       8,830,184
                                              =============    =============    =============    =============   =============

                                               Invesco Van                   Invesco Van
                                               Kampen V.I.    Invesco Van    Kampen V.I.    Diversified
                                             Capital Growth   Kampen V.I.    Growth and    International  Equity Income
                                                  Fund       Comstock Fund   Income Fund      Account        Account
                                               (Class II)      (Class II)     (Class II)     (Class 1)      (Class 1)
                                             --------------  -------------  -------------   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (286,628)  $   5,479,220  $   7,466,905  $      78,463  $   1,079,493

  Net realized gains (losses)                     (540,297)    (16,025,887)   (15,769,441)      (407,526)    (2,709,454)
  Change in net unrealized appreciation
    (depreciation) of investments                9,402,068      58,991,227     86,650,186        875,649      5,455,389
                                             -------------   -------------  -------------  -------------  -------------
    Increase (decrease) in net assets
      from operations                            8,575,143      48,444,560     78,347,650        546,586      3,825,428
                                             -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                     261,318      12,457,788     16,343,297            595         11,607
  Cost of units redeemed                        (2,175,206)    (21,453,625)   (33,260,846)      (184,480)    (3,871,709)
  Net transfers                                  7,490,173       1,967,052      4,683,976        242,634     (1,823,521)
  Contract maintenance charge                       (7,341)        (76,652)      (114,013)          (558)        (8,080)
                                             -------------   -------------  -------------  -------------  -------------
    Increase (decrease) in net assets
      from capital transactions                  5,568,944      (7,105,437)   (12,347,586)        58,191     (5,691,703)
                                             -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets               14,144,087      41,339,123     66,000,064        604,777     (1,866,275)
Net assets at beginning of period               11,619,042     192,729,911    359,361,497      2,209,666     28,164,053
                                             -------------   -------------  -------------  -------------  -------------
Net assets at end of period                  $  25,763,129   $ 234,069,034  $ 425,361,561  $   2,814,443  $  26,297,778
                                             =============   =============  =============  =============  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        31,946       1,464,474      1,661,800            129          2,190
  Units redeemed                                  (297,273)     (2,411,270)    (3,163,041)       (37,582)      (563,424)
  Units transferred                              1,009,794         203,255        588,804         44,377       (275,461)
                                             -------------   -------------  -------------  -------------  -------------
Increase (decrease) in units outstanding           744,467        (743,541)      (912,437)         6,924       (836,695)
Beginning units                                  2,073,166      22,559,089     35,118,591        466,175      3,970,484
                                             -------------   -------------  -------------  -------------  -------------
Ending units                                     2,817,633      21,815,548     34,206,154        473,099      3,133,789
                                             =============   =============  =============  =============  =============

  The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Government & High
                                                Quality Bond                    LargeCap Blend   LargeCap Growth  MidCap Blend
                                                  Account       Income Account    Account II         Account        Account
                                                 (Class 1)         (Class 1)      (Class 1)         (Class 1)      (Class 1)
                                             -----------------   -------------  --------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    441,528      $  1,022,032    $     12,412     $     (5,025)   $     16,827
                                               ------------      ------------    ------------     ------------    ------------

  Net realized gains (losses)                       (91,345)         (230,428)     (1,210,111)         (14,409)       (271,970)
  Change in net unrealized appreciation
    (depreciation) of investments                   (35,161)          989,397       2,081,707          171,795         996,990
                                               ------------      ------------    ------------     ------------    ------------
    Increase (decrease) in net assets
      from operations                               315,022         1,781,001         884,008          152,361         741,847
                                               ------------      ------------    ------------     ------------    ------------

From capital transactions:
  Net proceeds from units sold                       74,686            70,283             378              100             109
  Cost of units redeemed                         (1,589,937)       (1,440,520)       (646,355)        (121,617)       (425,007)
  Net transfers                                     348,085            65,424        (592,796)          (9,430)         (5,103)
  Contract maintenance charge                        (2,929)           (2,298)         (1,592)            (520)           (916)
                                               ------------      ------------    ------------     ------------    ------------
    Increase (decrease) in net assets
      from capital transactions                  (1,170,095)       (1,307,111)     (1,240,365)        (131,467)       (430,917)
                                               ------------      ------------    ------------     ------------    ------------

Increase (decrease) in net assets                  (855,073)          473,890        (356,357)          20,894         310,930
Net assets at beginning of period                 7,105,252        11,598,933       4,143,148          724,967       3,240,323
                                               ------------      ------------    ------------     ------------    ------------
Net assets at end of period                    $  6,250,179      $ 12,072,823    $  3,786,791     $    745,861    $  3,551,253
                                               ============      ============    ============     ============    ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         10,020             9,706              87               23              15
  Units redeemed                                   (215,494)         (189,573)       (129,836)         (24,366)        (63,986)
  Units transferred                                  46,443             5,717        (128,216)          (2,153)           (603)
                                               ------------      ------------    ------------     ------------    ------------
Increase (decrease) in units outstanding           (159,031)         (174,150)       (257,965)         (26,496)        (64,574)
Beginning units                                     980,933         1,609,192         903,074          147,848         476,725
                                               ------------      ------------    ------------     ------------    ------------
Ending units                                        821,902         1,435,042         645,109          121,352         412,151
                                               ============      ============    ============     ============    ============

                                                           Principal Capital
                                             Money Market     Appreciation        Real Estate     SAM Balanced   SAM Conservative
                                                Account         Account       Securities Account   Portfolio    Balanced Portfolio
                                               (Class 1)       (Class 1)           (Class 1)       (Class 1)        (Class 1)
                                             ------------  -----------------  ------------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (120,915)   $     29,334        $     15,976     $  2,277,614     $    156,496
                                             ------------    ------------        ------------     ------------     ------------

  Net realized gains (losses)                          --        (758,223)           (317,242)      (3,251,094)        (356,938)
  Change in net unrealized appreciation
    (depreciation) of investments                      --       4,437,179             434,879       17,300,584        1,638,606
                                             ------------    ------------        ------------     ------------     ------------
    Increase (decrease) in net assets
      from operations                            (120,915)      3,708,290             133,613       16,327,104        1,438,164
                                             ------------    ------------        ------------     ------------     ------------

From capital transactions:
  Net proceeds from units sold                    251,221           1,627                 752          446,460          192,545
  Cost of units redeemed                       (6,893,727)     (2,135,518)            (46,164)     (16,604,046)      (2,087,848)
  Net transfers                                  (775,619)       (939,451)            (20,504)      (5,593,293)         370,936
  Contract maintenance charge                      (3,881)         (5,096)               (287)         (25,413)          (2,237)
                                             ------------    ------------        ------------     ------------     ------------
    Increase (decrease) in net assets
      from capital transactions                (7,422,006)     (3,078,438)            (66,203)     (21,776,292)      (1,526,604)
                                             ------------    ------------        ------------     ------------     ------------

Increase (decrease) in net assets              (7,542,921)        629,852              67,410       (5,449,188)         (88,440)
Net assets at beginning of period              13,782,583      16,032,434             655,991       97,804,678        9,509,564
                                             ------------    ------------        ------------     ------------     ------------
Net assets at end of period                  $  6,239,662    $ 16,662,286        $    723,401     $ 92,355,490     $  9,421,124
                                             ============    ============        ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       41,379             186                  64           49,125           26,964
  Units redeemed                               (1,121,757)       (233,533)             (5,048)      (2,028,319)        (328,620)
  Units transferred                              (122,536)       (106,899)             (2,676)        (826,825)          37,069
                                             ------------    ------------        ------------     ------------     ------------
Increase (decrease) in units outstanding       (1,202,914)       (340,246)             (7,660)      (2,806,019)        (264,587)
Beginning units                                 2,218,282       1,811,699              57,651       12,410,964        1,551,759
                                             ------------    ------------        ------------     ------------     ------------
Ending units                                    1,015,368       1,471,453              49,991        9,604,945        1,287,172
                                             ============    ============        ============     ============     ============

  The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                       SAM Conservative     SAM Flexible       SAM Strategic      Short-Term     SmallCap Growth
                                       Growth Portfolio   Income Portfolio   Growth Portfolio   Income Account     Account II
                                          (Class 1)          (Class 1)           (Class 1)        (Class 1)         (Class 1)
                                       ----------------   ----------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $      1,192,034   $        608,762   $        260,578   $      180,983   $        (8,360)

  Net realized gains (losses)                  (217,560)        (1,610,406)          (460,760)         (48,027)          (49,839)
  Change in net unrealized
    appreciation (depreciation) of
    investments                               5,688,282          3,749,971          2,783,243          115,651           203,265
                                       ----------------   ----------------   ----------------   --------------   ---------------
    Increase (decrease) in net assets
      from operations                         6,662,756          2,748,327          2,583,061          248,607           145,066
                                       ----------------   ----------------   ----------------   --------------   ---------------

From capital transactions:
  Net proceeds from units sold                   28,290                109             21,191            6,344               602
  Cost of units redeemed                     (5,711,527)        (3,531,827)        (1,043,845)        (453,044)         (112,163)
  Net transfers                              (1,692,040)        (3,044,045)          (410,731)         580,194            38,476
  Contract maintenance charge                   (11,985)            (5,045)            (5,102)            (982)             (223)
                                       ----------------   ----------------   ----------------   --------------   ---------------
    Increase (decrease) in net assets
      from capital transactions              (7,387,262)        (6,580,808)        (1,438,487)         132,512           (73,308)
                                       ----------------   ----------------   ----------------   --------------   ---------------

Increase (decrease) in net assets              (724,506)        (3,832,481)         1,144,574          381,119            71,758
Net assets at beginning of period            36,058,775         20,706,070         11,665,110        2,935,709           593,049
                                       ----------------   ----------------   ----------------   --------------   ---------------
Net assets at end of period            $     35,334,269   $     16,873,589   $     12,809,684   $    3,316,828   $       664,807
                                       ================   ================   ================   ==============   ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      3,169                 14              2,459              923               149
  Units redeemed                               (727,173)          (459,383)          (127,431)         (63,850)          (26,956)
  Units transferred                            (259,850)          (419,242)           (60,704)          82,053             7,370
                                       ----------------   ----------------   ----------------   --------------   ---------------
Increase (decrease) in units
  outstanding                                  (983,854)          (878,611)          (185,676)          19,126           (19,437)
Beginning units                               4,717,995          2,823,988          1,476,341          438,301           144,293
                                       ----------------   ----------------   ----------------   --------------   ---------------
Ending units                                  3,734,141          1,945,377          1,290,665          457,427           124,856
                                       ================   ================   ================   ==============   ===============

                                                         Diversified                       Government &
                                       SmallCap Value   International   Equity Income   High Quality Bond
                                          Account I        Account         Account           Account        Income Account
                                          (Class 1)       (Class 2)       (Class 2)         (Class 2)          (Class 2)
                                       --------------   -------------   -------------   -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $        1,689   $      27,155   $     628,969   $         108,197        $ 509,222

  Net realized gains (losses)                (45,734)       (780,709)      (3,929,914)            (23,656)        (329,711)
  Change in net unrealized
    appreciation (depreciation) of
    investments                                65,378         975,989       5,809,798               8,730          810,123
                                       --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      assets from operations                   21,333         222,435       2,508,853              93,271          989,634
                                       --------------   -------------   -------------   -----------------   --------------

From capital transactions:
  Net proceeds from units sold                     --             332          17,091                  --           41,994
  Cost of units redeemed                      (18,430)       (238,658)     (3,750,004)           (788,007)      (1,856,728)
  Net transfers                                17,693         (92,199)     (3,616,763)             294,789        (827,082)
  Contract maintenance charge                     (93)           (328)         (6,843)             (1,844)          (2,328)
                                       --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from capital ransactions                   (830)       (330,853)     (7,356,519)           (495,062)      (2,644,144)
                                       --------------   -------------   -------------   -----------------   --------------

Increase (decrease) in net assets              20,503        (108,418)     (4,847,666)           (401,791)      (1,654,510)
Net assets at beginning of period             211,294       1,368,024      22,674,096           2,066,764        7,458,920
                                       --------------   -------------   -------------   -----------------   --------------
Net assets at end of period            $      231,797   $   1,259,606   $  17,826,430   $       1,664,973      $ 5,804,410
                                       ==============   =============   =============   =================   ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       --              72           2,247                  --            5,877
  Units redeemed                               (3,374)        (49,598)       (559,257)           (109,120)        (242,534)
  Units transferred                             2,005         (27,761)       (543,221)              42,176        (114,517)
                                       --------------   -------------   -------------   -----------------   --------------
Increase (decrease) in units
  outstanding                                  (1,369)        (77,287)     (1,100,231)            (66,944)        (351,174)
Beginning units                                31,852         295,919       3,312,824             293,961        1,058,743
                                       --------------   -------------   -------------   -----------------   --------------
Ending units                                   30,483         218,632       2,212,593             227,017          707,569
                                       ==============   =============   =============   =================   ==============


    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                              Principal Capital
                                             LargeCap Blend   LargeCap Growth   MidCap Blend   Money Market     Appreciation
                                               Account II         Account         Account        Account           Account
                                                (Class 2)        (Class 2)       (Class 2)      (Class 2)         (Class 2)
                                             --------------   ---------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $       (1,965)  $        (4,853)  $       (570)  $   (115,898)  $         (25,970)

  Net realized gains (losses)                      (269,795)              729       (125,666)            --            (351,115)
  Change in net unrealized appreciation
    (depreciation) of investments                   403,702            95,342        289,444             --           1,325,848
                                             --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from operations                               131,942            91,218        163,208       (115,898)            948,763
                                             --------------   ---------------   ------------   ------------   -----------------

From capital transactions:
  Net proceeds from units sold                           --               665             --         47,250                  --
  Cost of units redeemed                           (176,102)         (114,431)       (79,465)   (13,170,565)         (1,029,574)
  Net transfers                                     (63,924)           43,970        (61,401)     2,977,210            (339,963)
  Contract maintenance charge                          (392)             (164)          (464)        (4,801)             (1,800)
                                             --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets from
      capital transactions                         (240,418)          (69,960)      (141,330)   (10,150,906)         (1,371,337)
                                             --------------   ---------------   ------------   ------------   -----------------

Increase (decrease) in net assets                  (108,476)           21,258         21,878    (10,266,804)           (422,574)
Net assets at beginning of period                   680,571           365,890        794,108     14,299,967           4,534,019
                                             --------------   ---------------   ------------   ------------   -----------------
Net assets at end of period                  $      572,095   $       387,148   $    815,986   $  4,033,163   $       4,111,445
                                             ==============   ===============   ============   ============   =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             --               136             --          8,254                  --
  Units redeemed                                    (35,696)          (20,074)       (12,367)    (2,190,769)           (111,319)
  Units transferred                                 (16,116)            8,415        (10,063)       491,656             (41,294)
                                             --------------   ---------------   ------------   ------------   -----------------
Increase (decrease) in units outstanding            (51,812)          (11,523)       (22,430)    (1,690,859)           (152,613)
Beginning units                                     152,486            76,287        120,400      2,367,912             529,300
                                             --------------   ---------------   ------------   ------------   -----------------
Ending units                                        100,674            64,764         97,970        677,053             376,687
                                             ==============   ===============   ============   ============   =================

                                                                                                                      SAM Flexible
                                             Real Estate       SAM Balanced    SAM Conservative    SAM Conservative      Income
                                          Securities Account    Portfolio     Balanced Portfolio   Growth Portfolio    Portfolio
                                              (Class 2)         (Class 2)         (Class 2)           (Class 2)        (Class 2)
                                          ------------------   ------------   ------------------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $            8,566   $  1,393,975   $          107,421   $      1,020,656   $    425,852

  Net realized gains (losses)                       (366,169)    (3,951,165)            (734,668)          (546,548)    (2,152,849)
  Change in net unrealized appreciation
    (depreciation) of investments                    470,446     13,984,058            1,891,639          5,801,736      3,996,754
                                          ------------------   ------------   ------------------   ----------------   ------------
    Increase (decrease) in net assets
      from operations                                112,843     11,426,868            1,264,392          6,275,844      2,269,757
                                          ------------------   ------------   ------------------   ----------------   ------------

From capital transactions:
  Net proceeds from units sold                            --        833,894                  100             67,980          6,961
  Cost of units redeemed                            (106,841)   (17,023,670)          (2,506,838)        (3,433,164)    (7,107,644)
  Net transfers                                      (92,032)    (4,694,376)            (308,599)        (2,750,442)      (556,120)
  Contract maintenance charge                           (223)       (22,085)              (2,977)           (11,795)        (6,557)
                                          ------------------   ------------   ------------------   ----------------   ------------
    Increase (decrease) in net assets
      from capital transactions                     (199,096)   (20,906,237)          (2,818,314)        (6,127,421)    (7,663,360)
                                          ------------------   ------------   ------------------   ----------------   ------------

Increase (decrease) in net assets                    (86,253)    (9,479,369)          (1,553,922)           148,423     (5,393,603)
Net assets at beginning of period                    546,928     69,095,751            9,761,789         31,929,924     19,300,818
                                          ------------------   ------------   ------------------   ----------------   ------------
Net assets at end of period               $          460,675   $ 59,616,382   $        8,207,867   $     32,078,347   $ 13,907,215
                                          ==================   ============   ==================   ================   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                              --        102,046                   12              9,274            762
  Units redeemed                                     (10,402)    (2,072,800)            (398,047)          (443,660)      (958,040)
  Units transferred                                   (5,753)      (639,192)             (63,681)          (359,903)       (90,992)
                                          ------------------   ------------   ------------------   ----------------   ------------
Increase (decrease) in units outstanding             (16,155)    (2,609,946)            (461,716)          (794,289)    (1,048,270)
Beginning units                                       48,396      8,976,782            1,589,201          4,286,571      2,695,421
                                          ------------------   ------------   ------------------   ----------------   ------------
Ending units                                          32,241      6,366,836            1,127,485          3,492,282      1,647,151
                                          ==================   ============   ==================   ================   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                                    Columbia Asset
                                          SAM Strategic     Short-Term Income   SmallCap Growth   SmallCap Value   Allocation Fund,
                                         Growth Portfolio        Account           Account II        Account I     Variable Series
                                            (Class 2)           (Class 2)          (Class 2)         (Class 2)        (Class A)
                                         ----------------   -----------------   ---------------   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $        285,275   $          77,663   $        (4,386)  $          303   $         21,519

  Net realized gains (losses)                  (1,355,119)            (19,048)          (42,443)         (19,913)           (91,831)
  Change in net unrealized appreciation
    (depreciation) of investments               4,304,259              62,929           111,654           32,608            233,045
                                         ----------------   -----------------   ---------------   --------------   ----------------
    Increase (decrease) in net assets
      from operations                           3,234,415             121,544            64,825           12,998            162,733
                                         ----------------   -----------------   ---------------   --------------   ----------------

From capital transactions:
  Net proceeds from units sold                     44,845                  --               665               --                 --
  Cost of units redeemed                       (1,976,642)           (616,054)         (115,085)         (10,235)          (123,960)
  Net transfers                                  (872,312)            618,513             3,476            1,059            (28,044)
  Contract maintenance charge                      (5,705)               (811)             (145)             (56)              (225)
                                         ----------------   -----------------   ---------------   --------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                (2,809,814)              1,648          (111,089)          (9,232)          (152,229)
                                         ----------------   -----------------   ---------------   --------------   ----------------

Increase (decrease) in net assets                 424,601             123,192           (46,264)           3,766             10,504
Net assets at beginning of period              15,090,465           1,610,919           308,928          100,645            845,416
                                         ----------------   -----------------   ---------------   --------------   ----------------
Net assets at end of period              $     15,515,066   $       1,734,111   $       262,664   $      104,411   $        855,920
                                         ================   =================   ===============   ==============   ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        5,905                  --               161               --                 --
  Units redeemed                                 (247,696)            (90,327)          (26,691)          (1,629)           (13,979)
  Units transferred                              (106,121)             89,229               218              250             (2,852)
                                         ----------------   -----------------   ---------------   --------------   ----------------
Increase (decrease) in units outstanding         (347,912)             (1,098)          (26,312)          (1,379)           (16,831)
Beginning units                                 1,962,628             245,835            77,093           15,299             98,468
                                         ----------------   -----------------   ---------------   --------------   ----------------
Ending units                                    1,614,716             244,737            50,781           13,920             81,637
                                         ================   =================   ===============   ==============   ================

                                                            Columbia Small                     Columbia Marsico
                                          Columbia Large    Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                          Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable     Growth Fund,
                                          Variable Series       Series       Variable Series        Series        Variable Series
                                            (Class A)         (Class A)         (Class A)         (Class A)          (Class A)
                                         ----------------   --------------   ---------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         58,144   $      (31,687)  $     1,807,990   $       (405,458)  $        (29,661)

  Net realized gains (losses)                    (587,021)        (224,257)       (1,187,990)        (3,356,148)           (12,206)
  Change in net unrealized appreciation
    (depreciation) of investments               1,339,038          691,037         6,410,672         13,877,238            876,614
                                         ----------------   --------------   ---------------   ----------------   ----------------
    Increase (decrease) in net assets
      from operations                             810,161          435,093         7,030,672         10,115,632            834,747
                                         ----------------   --------------   ---------------   ----------------   ----------------

From capital transactions:
  Net proceeds from units sold                      5,090            1,469           168,072            204,455              5,733
  Cost of units redeemed                         (748,009)        (503,623)       (3,127,290)        (5,855,262)          (667,663)
  Net transfers                                    (9,642)          72,765         2,705,764         (1,714,241)          (105,599)
  Contract maintenance charge                        (803)            (342)           (4,212)            (9,364)              (778)
                                         ----------------   --------------   ---------------   ----------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                  (753,364)        (429,731)         (257,666)        (7,374,412)          (768,307)
                                         ----------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in net assets                  56,797            5,362         6,773,006          2,741,220             66,440
Net assets at beginning of period               4,302,907        2,142,258        16,096,884         42,729,644          3,949,604
                                         ----------------   --------------   ---------------   ----------------   ----------------
Net assets at end of period              $      4,359,704   $    2,147,620   $    22,869,890   $     45,470,864   $      4,016,044
                                         ================   ==============   ===============   ================   ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          752              227            11,212             24,818                906
  Units redeemed                                  (90,061)         (61,525)         (224,819)          (725,411)           (88,087)
  Units transferred                                   705            9,430           216,146           (185,206)           (12,816)
                                         ----------------   --------------   ---------------   ----------------   ----------------
Increase (decrease) in units outstanding          (88,604)         (51,868)            2,539           (885,799)           (99,997)
Beginning units                                   521,919          273,607         1,370,354          5,561,387            541,437
                                         ----------------   --------------   ---------------   ----------------   ----------------
Ending units                                      433,315          221,739         1,372,893          4,675,588            441,440
                                         ================   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                Columbia Marsico
                                          Columbia Marsico   Columbia Mid Cap     International
                                         21st Century Fund,    Growth Fund,    Opportunities Fund,  Asset Allocation  Global Growth
                                          Variable Series    Variable Series     Variable Series          Fund            Fund
                                             (Class A)          (Class A)           (Class B)          (Class 2)        (Class 2)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $          (20,980) $        (19,565) $            14,214  $        655,873    $ (516,146)

  Net realized gains (losses)                        (5,751)         (117,643)            (279,441)       (2,428,579)    (9,867,339)
  Change in net unrealized appreciation
    (depreciation) of investments                   383,866           578,444            1,628,583        18,248,485    118,392,946
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from operations                               357,135           441,236            1,363,356        16,475,779    108,009,461
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                       15,100             8,289                1,684           846,031      1,365,681
  Cost of units redeemed                            (71,044)         (175,886)            (668,543)      (10,819,869)   (33,748,731)
  Net transfers                                     (32,238)           31,896             (427,151)       (1,269,741)   (13,459,357)
  Contract maintenance charge                          (158)             (224)                (873)          (56,081)      (111,873)
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from capital transactions                     (88,340)         (135,925)          (1,094,883)      (11,299,660)   (45,954,280)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                   268,795           305,311              268,473         5,176,119     62,055,181
Net assets at beginning of period                 1,456,190         1,123,982            4,425,940        84,806,694    305,800,211
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $        1,724,985  $      1,429,293  $         4,694,413  $     89,982,813  $ 367,855,392
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          1,557             1,216                  151            63,510         79,910
  Units redeemed                                     (6,129)          (24,015)             (50,862)         (869,128)    (1,987,610)
  Units transferred                                  (2,659)            4,941              (32,530)         (143,384)      (997,935)
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding             (7,231)          (17,858)             (83,241)         (949,002)    (2,905,635)
Beginning units                                     138,259           179,757              380,058         7,239,553     20,560,268
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                        131,028           161,899              296,817         6,290,551     17,654,633
                                         ==================  ================  ===================  ================  =============

                                                              Growth-Income      Asset Allocation    Cash Management
                                            Growth Fund            Fund                Fund               Fund         Growth Fund
                                             (Class 2)          (Class 2)           (Class 3)           (Class 3)       (Class 3)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $       (3,870,775) $         36,949  $           413,060  $       (246,818) $  (1,269,223)

  Net realized gains (losses)                   (28,815,992)      (26,464,541)          (2,384,488)         (136,570)   (23,975,880)
  Change in net unrealized appreciation
    (depreciation) of investments               165,075,597       133,564,914           10,271,110            22,214     90,983,156
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from operations                           132,388,830       107,137,322            8,299,682          (361,174)    65,738,053
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                    2,034,884         2,222,613               51,509            13,459        168,630
  Cost of units redeemed                        (45,347,235)      (44,201,030)          (6,675,808)      (11,454,949)   (25,502,108)
  Net transfers                                 (13,363,275)      (11,200,039)             627,947         4,107,699     (7,721,743)
  Contract maintenance charge                      (138,096)         (163,423)             (19,032)          (11,063)      (100,708)
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from capital transactions                 (56,813,722)      (53,341,879)          (6,015,384)       (7,344,854)   (33,155,929)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                75,575,108        53,795,443            2,284,298        (7,706,028)    32,582,124
Net assets at beginning of period               394,455,264       410,931,178           41,036,878        25,225,866    197,665,581
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $      470,030,372  $    464,726,621  $        43,321,176  $     17,519,838    230,247,705
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        149,338           175,414                1,486               542          1,319
  Units redeemed                                 (3,249,807)       (3,561,844)            (177,004)         (509,785)      (202,181)
  Units transferred                              (1,128,774)       (1,059,260)              13,908           181,686        (71,515)
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding         (4,229,243)       (4,445,690)            (161,610)         (327,557)      (272,377)
Beginning units                                  32,104,323        35,657,770            1,178,662         1,113,284      1,767,217
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                     27,875,080        31,212,080            1,017,052           785,727      1,494,840
                                         ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                                          U.S.
                                                                                                     Government/AAA-     Growth
                                           Growth-Income     High-Income Bond                       Rated Securities   and Income
                                               Fund                Fund        International Fund         Fund          Portfolio
                                             (Class 3)          (Class 3)           (Class 3)           (Class 3)       (Class VC)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $          615,372  $      1,252,442  $           148,957  $        320,286   $ (1,074,410)

 Net realized gains (losses)                    (21,381,136)       (3,192,427)          (3,346,371)         (122,922)   (13,636,606)
 Change in net unrealized appreciation
   (depreciation) of investments                 73,731,210         8,766,036           23,979,088           157,176     46,364,448
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from operations                             52,965,446         6,826,051           20,781,674           354,540     31,653,432
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                       186,491            33,000               44,422            80,641      7,357,834
 Cost of units redeemed                         (27,679,260)       (3,085,811)          (8,302,778)       (5,439,302)   (16,788,755)
 Net transfers                                   (5,208,427)         1,788,217          (1,210,201)         (641,100)     4,578,729
 Contract maintenance charge                       (110,374)          (10,402)             (26,330)          (13,712)       (61,926)
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from capital transactions                  (32,811,570)       (1,274,996)          (9,494,887)       (6,013,473)    (4,914,118)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                20,153,876         5,551,055           11,286,787       (5,658,933)     26,739,314
Net assets at beginning of period               205,009,214        18,134,272           56,701,012        33,001,741    191,962,266
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $      225,163,090  $     23,685,327  $        67,987,799  $     27,342,808  $ 218,701,580
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           2,143               563                1,182             2,222        886,965
 Units redeemed                                    (306,011)          (51,299)            (209,112)         (151,394)    (1,937,985)
 Units transferred                                  (65,512)           33,464              (46,015)          (18,020)       558,013
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding           (369,380)          (17,272)            (253,945)         (167,192)      (493,007)
Beginning units                                   2,421,334           352,080            1,671,356           920,427     22,178,040
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                      2,051,954           334,808            1,417,411           753,235     21,685,033
                                         ==================  ================  ===================  ================  =============

                                                                                                                      BB&T Special
                                           Mid Cap Value       BB&T Capital        BB&T Mid Cap        BB&T Select    Opportunities
                                             Portfolio        Manager Equity          Growth             Equity          Equity
                                             (Class VC)            VIF                 VIF                 VIF             VIF
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $         (321,715) $        (15,898) $           (35,194) $        (10,536)   $  (178,394)

 Net realized gains (losses)                     (5,714,501)         (985,523)          (1,566,256)         (802,519)      (626,763)
 Change in net unrealized appreciation
   (depreciation) of investments                 12,437,912         1,454,157            2,063,263         1,060,357      4,747,096
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from operations                              6,401,696           452,736              461,813           247,302      3,941,939
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                        82,923             1,298               14,328             2,181        143,293
 Cost of units redeemed                          (3,443,706)         (370,099)            (140,926)         (125,247)      (810,749)
 Net transfers                                   (3,923,994)         (284,102)          (1,390,806)         (220,152)     2,269,566
 Contract maintenance charge                        (23,028)             (418)                (438)             (330)        (1,552)
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from capital transactions                   (7,307,805)         (653,321)          (1,517,842)         (343,548)     1,600,558
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                  (906,109)         (200,585)          (1,056,029)          (96,246)     5,542,497
Net assets at beginning of period                33,200,982         2,485,457            2,364,860         1,932,960      9,070,268
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $       32,294,873  $      2,284,872  $         1,308,831  $      1,836,714   $ 14,612,765
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           8,012               174                1,929               324         12,982
 Units redeemed                                    (383,596)          (49,611)             (19,812)          (18,140)       (72,943)
 Units transferred                                 (443,261)          (37,196)            (175,235)          (32,581)       198,026
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding           (818,845)          (86,633)            (193,118)          (50,397)       138,065
Beginning units                                   3,725,186           341,013              344,753           271,911        979,881
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                      2,906,341           254,380              151,635           221,514      1,117,946
                                         ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                       MTB Managed
                                         BB&T Total Return    MTB Large Cap       MTB Large Cap     Allocation Fund -
                                                Bond              Growth              Value            Aggressive
                                                VIF              Fund II             Fund II            Growth II
                                         ------------------  ----------------  -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $          233,800  $            (50) $               (10) $             (50)

 Net realized gains (losses)                        139,914            (6,839)              (2,774)           (11,814)
 Change in net unrealized appreciation
   (depreciation) of investments                    240,374             6,708                2,142              9,453
                                         ------------------  ----------------  -------------------  -----------------
   Increase (decrease) in net assets
     from operations                                614,088              (181)                (642)            (2,411)
                                         ------------------  ----------------  -------------------  -----------------

From capital transactions:
 Net proceeds from units sold                        51,449                --                   --                 --
 Cost of units redeemed                          (1,261,480)              (29)                (105)               (32)
 Net transfers                                      474,916           (13,941)              (3,019)           (12,173)
 Contract maintenance charge                         (1,271)              (13)                 (12)               (47)
                                         ------------------  ----------------  -------------------  -----------------
   Increase (decrease) in net assets
     from capital transactions                     (736,386)          (13,983)              (3,136)           (12,252)
                                         ------------------  ----------------  -------------------  -----------------

Increase (decrease) in net assets                  (122,298)          (14,164)              (3,778)           (14,663)
Net assets at beginning of period                 9,579,684            14,164                3,778             14,663
                                         ------------------  ----------------  -------------------  -----------------
Net assets at end of period              $        9,457,386  $             --   $               --  $              --
                                         ==================  ================  ===================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           4,573                --                   --                 --
 Units redeemed                                    (113,558)               (7)                 (22)               (15)
 Units transferred                                   41,231            (2,235)                (630)            (2,389)
                                         ------------------  ----------------  -------------------  -----------------
Increase (decrease) in units outstanding            (67,754)           (2,242)                (652)            (2,404)
Beginning units                                     881,670             2,242                  652              2,404
                                         ------------------  ----------------  -------------------  -----------------
Ending units                                        813,916                --                   --                 --
                                         ==================  ================  ===================  =================

                                                                                                     Franklin Templeton
                                            MTB Managed         MTB Managed                             VIP Founding
                                         Allocation Fund -   Allocation Fund -    Franklin Income     Funds Allocation
                                            Conservative         Moderate         Securities Fund           Fund
                                             Growth II           Growth II           (Class 2)            (Class 2)
                                         ------------------  -----------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $               --  $             (10) $           766,843  $          302,477

 Net realized gains (losses)                            (57)              (418)            (554,771)         (1,732,149)
 Change in net unrealized appreciation
   (depreciation) of investments                         46                446            3,912,615           7,636,853
                                         ------------------  -----------------  -------------------  ------------------
   Increase (decrease) in net assets
     from operations                                    (11)                18            4,124,687           6,207,181
                                         ------------------  -----------------  -------------------  ------------------

From capital transactions:
 Net proceeds from units sold                            --                 --            2,085,914           3,198,600
 Cost of units redeemed                                  --                 (3)            (628,077)         (1,599,731)
 Net transfers                                         (124)            (1,303)           7,933,465           3,105,294
 Contract maintenance charge                            (17)               (15)              (1,687)             (3,315)
                                         ------------------  -----------------  -------------------  ------------------
   Increase (decrease) in net assets
     from capital transactions                         (141)            (1,321)           9,389,615           4,700,848
                                         ------------------  -----------------  -------------------  ------------------

Increase (decrease) in net assets                      (152)            (1,303)          13,514,302          10,908,029
Net assets at beginning of period                       152              1,697            7,131,063          18,615,929
                                         ------------------  -----------------  -------------------  ------------------
Net assets at end of period              $               --  $             394  $        20,645,365  $       29,523,958
                                         ==================  =================  ===================  ==================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                              --                 --              257,003             454,641
 Units redeemed                                          (2)                (3)             (76,502)           (221,417)
 Units transferred                                      (17)              (187)           1,004,112             434,291
                                         ------------------  -----------------  -------------------  ------------------
Increase (decrease) in units outstanding                (19)              (190)           1,184,613             667,515
Beginning units                                          19                234            1,013,572           2,814,991
                                         ------------------  -----------------  -------------------  ------------------
Ending units                                             --                 44            2,198,185           3,482,506
                                         ==================  =================  ===================  ==================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 179 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the five currently available investment portfolios of the BB&T Variable Insurance Funds (the "BB&T Funds"), (10) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (12) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust and the American Series, the Class B shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contractholders to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to June 30, 2009, the Principal Capital Appreciation Account was formerly named West Coast Equity Account.

     On October 23, 2009 the MidCap Stock Account of the Principal Funds was merged with and into the MidCap Blend Account. On that date, all assets and liabilities of the MidCap Stock Account were transferred to the MidCap Blend Account in exchange for shares of the MidCap Blend Account with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

     On January 29, 2010, the BB&T MidCap Growth Portfolio was liquidated.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Prior to May 3, 2010, the BB&T Select Equity VIF Portfolio was formerly named BB&T Large Cap VIF Portfolio.

     On June 1, 2010, the portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust") were reorganized into the Invesco Funds. On that date, the Variable Accounts that invested in portfolios of the Van Kampen Trust exchanged their shares in the portfolios of the Van Kampen Trust for shares with an equal value in similar portfolios of the Invesco Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Van Kampen Trust Portfolio   Current Invesco Funds Portfolio
--------------------------------------   -------------------------------
Capital Growth Portfolio                 Invesco Van Kampen V.I. Capital Growth Fund
Comstock Portfolio                       Invesco Van Kampen V.I. Comstock Fund
Growth and Income Portfolio              Invesco Van Kampen V.I. Growth and Income Fund

     Prior to July 16, 2010, the Government and High Quality Bond Account was formerly named Mortgage Securities Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the Financial Accounting Standards Board ("FASB") issued the FASB Accounting Standards Codification ("Codification"). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2010 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2010. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2010, and respective hierarchy level. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2010, is presented.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
     American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77%, 2.02% or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage,
     1.65%, 1.90% or 2.30%; Polaris Advisor III, 1.65%, 1.90% or 2.30%; Polaris
     Platinum III, 1.30%, 1.55% or 1.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE Fee: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee ranges from 0.65% to 0.75% for one covered person and from 0.90% to 1.25% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee ranges from 0.85% to 0.95% for one covered person and from 1.10% to 1.35% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus and SunAmerica Income Builder features are offered in Polaris Platinum III, Polaris Choice III, Polaris Advantage and Polaris Preferred Solution. The annual fee is initially 2.20% for one covered person and 2.70% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

     PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2010 consist of the following:

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                                $  6,398,997   $ 22,874,567
Capital Appreciation Portfolio (Class 1)                               8,172,974     61,992,893
Government and Quality Bond Portfolio (Class 1)                       15,794,115     43,985,222
Growth Portfolio (Class 1)                                             3,219,540     24,937,902
Natural Resources Portfolio (Class 1)                                  9,355,901     22,511,819
Asset Allocation Portfolio (Class 2)                                   1,322,831      3,386,164
Capital Appreciation Portfolio (Class 2)                               1,879,678     16,379,158
Government and Quality Bond Portfolio (Class 2)                        7,601,235     22,457,616
Growth Portfolio (Class 2)                                             1,157,935      7,218,654
Natural Resources Portfolio (Class 2)                                  3,264,974      6,383,984
Asset Allocation Portfolio (Class 3)                                   7,686,927      7,004,035
Capital Appreciation Portfolio (Class 3)                              39,743,837     71,001,818
Government and Quality Bond Portfolio (Class 3)                      140,657,386    129,659,769
Growth Portfolio (Class 3)                                             5,857,188     27,599,482
Natural Resources Portfolio (Class 3)                                 29,756,964     34,416,903

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                               $    895,092   $  6,035,248
Alliance Growth Portfolio (Class 1)                                    3,788,936     38,097,869
Balanced Portfolio (Class 1)                                           2,581,209      8,779,134
Blue Chip Growth Portfolio (Class 1)                                   2,143,435      4,721,906
Capital Growth Portfolio (Class 1)                                       679,724      2,440,385
Cash Management Portfolio (Class 1)                                   47,971,833     71,243,245
Corporate Bond Portfolio (Class 1)                                    14,205,006     29,136,597
Davis Venture Value Portfolio (Class 1)                                4,358,897    102,449,232
"Dogs" of Wall Street Portfolio (Class 1)                              2,742,682      3,452,235
Emerging Markets Portfolio (Class 1)                                   6,873,053     15,861,944
Equity Opportunities Portfolio (Class 1)                                 676,352      7,142,439
Fundamental Growth Portfolio (Class 1)                                   290,406      8,270,030
Global Bond Portfolio (Class 1)                                        7,136,820     12,769,937

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Global Equities Portfolio (Class 1)                                 $  1,669,926   $ 12,023,829
Growth Opportunities Portfolio (Class 1)                               2,951,417      3,466,977
Growth-Income Portfolio (Class 1)                                      1,550,050     27,087,201
High-Yield Bond Portfolio (Class 1)                                   25,675,831     33,994,923
International Diversified Equities Portfolio (Class 1)                 5,816,970     14,388,795
International Growth and Income Portfolio (Class 1)                    3,500,747     13,489,086
Marsico Focused Growth Portfolio (Class 1)                               466,169      4,460,040
MFS Massachusetts Investors Trust Portfolio (Class 1)                  3,508,442     14,859,288
MFS Total Return Portfolio (Class 1)                                   7,174,383     39,681,240
Mid-Cap Growth Portfolio (Class 1)                                     4,689,135     11,653,983
Real Estate Portfolio (Class 1)                                        4,766,429      9,510,528
Technology Portfolio (Class 1)                                         2,262,055      5,105,465
Telecom Utility Portfolio (Class 1)                                    1,255,445      4,189,392
Total Return Bond Portfolio (Class 1)                                 19,670,312     13,690,089
Aggressive Growth Portfolio (Class 2)                                    226,970        980,947
Alliance Growth Portfolio (Class 2)                                      748,956      6,870,522
Balanced Portfolio (Class 2)                                           1,106,993      2,524,606
Blue Chip Growth Portfolio (Class 2)                                     314,539        933,074
Capital Growth Portfolio (Class 2)                                       165,591        833,384
Cash Management Portfolio (Class 2)                                   11,401,768     20,351,005
Corporate Bond Portfolio (Class 2)                                     6,342,829     12,208,012
Davis Venture Value Portfolio (Class 2)                                1,630,248     18,794,752
"Dogs" of Wall Street Portfolio (Class 2)                                471,764      1,773,763
Emerging Markets Portfolio (Class 2)                                   2,287,196      4,188,296
Equity Opportunities Portfolio (Class 2)                                 281,255      2,023,837
Foreign Value Portfolio (Class 2)                                      2,876,905      8,611,632
Fundamental Growth Portfolio (Class 2)                                   203,334        773,010
Global Bond Portfolio (Class 2)                                        2,848,406      4,330,909
Global Equities Portfolio (Class 2)                                      984,159      1,829,052
Growth Opportunities Portfolio (Class 2)                                 582,535      1,277,091

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Growth-Income Portfolio (Class 2)                                   $    216,610   $  2,127,893
High-Yield Bond Portfolio (Class 2)                                    3,517,530      7,299,840
International Diversified Equities Portfolio (Class 2)                 2,364,058      5,834,498
International Growth and Income Portfolio (Class 2)                    1,250,103      3,099,790
Marsico Focused Growth Portfolio (Class 2)                               632,437      4,702,665
MFS Massachusetts Investors Trust Portfolio (Class 2)                  1,233,154      3,605,989
MFS Total Return Portfolio (Class 2)                                   3,330,060     13,109,333
Mid-Cap Growth Portfolio (Class 2)                                     1,425,999      4,950,444
Real Estate Portfolio (Class 2)                                        1,408,211      2,720,603
Small & Mid Cap Value Portfolio (Class 2)                              2,350,578      7,266,550
Technology Portfolio (Class 2)                                           689,915      1,469,329
Telecom Utility Portfolio (Class 2)                                      242,097        911,809
Total Return Bond Portfolio (Class 2)                                  8,353,309      8,534,325
Aggressive Growth Portfolio (Class 3)                                  4,856,196      3,471,259
Alliance Growth Portfolio (Class 3)                                    5,427,566     25,466,024
American Funds Asset Allocation SAST Portfolio (Class 3)              28,109,925      5,864,872
American Funds Global Growth SAST Portfolio (Class 3)                 99,631,839     14,578,947
American Funds Growth SAST Portfolio (Class 3)                        41,207,957     18,793,617
American Funds Growth-Income SAST Portfolio (Class 3)                 24,919,026     15,382,907
Balanced Portfolio (Class 3)                                           9,934,834      4,178,626
Blue Chip Growth Portfolio (Class 3)                                  24,300,535      4,075,169
Capital Growth Portfolio (Class 3)                                     3,387,969      7,244,358
Cash Management Portfolio (Class 3)                                  138,310,779    192,450,873
Corporate Bond Portfolio (Class 3)                                   139,346,252     85,790,324
Davis Venture Value Portfolio (Class 3)                               54,753,141     68,739,927
"Dogs" of Wall Street Portfolio (Class 3)                             12,234,163      4,885,916
Emerging Markets Portfolio (Class 3)                                  32,315,911     27,622,103

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Equity Opportunities Portfolio (Class 3)                            $  1,972,992   $  7,969,906
Foreign Value Portfolio (Class 3)                                    118,584,207     49,299,762
Fundamental Growth Portfolio (Class 3)                                 5,315,356     13,827,837
Global Bond Portfolio (Class 3)                                       55,922,715     30,658,231
Global Equities Portfolio (Class 3)                                    7,554,129      5,285,908
Growth Opportunities Portfolio (Class 3)                              36,879,877     12,421,157
Growth-Income Portfolio (Class 3)                                      2,720,783      2,669,188
High-Yield Bond Portfolio (Class 3)                                   62,623,680     62,561,020
International Diversified Equities Portfolio (Class 3)                21,503,345     34,185,168
International Growth and Income Portfolio (Class 3)                   27,961,632     33,718,080
Marsico Focused Growth Portfolio (Class 3)                            19,196,721      6,647,839
MFS Massachusetts Investors Trust Portfolio (Class 3)                 54,658,383     10,264,825
MFS Total Return Portfolio (Class 3)                                  28,253,500     44,112,019
Mid-Cap Growth Portfolio (Class 3)                                    19,688,947     15,778,597
Real Estate Portfolio (Class 3)                                       42,783,421     21,295,175
Small & Mid Cap Value Portfolio (Class 3)                             87,560,197     68,323,378
Small Company Value Portfolio (Class 3)                               40,200,603     20,939,220
Technology Portfolio (Class 3)                                         6,005,245      8,107,553
Telecom Utility Portfolio (Class 3)                                    2,923,290      2,436,592
Total Return Bond Portfolio (Class 3)                                227,402,058     43,302,913

INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund                         $  4,925,341   $ 10,929,520
Invesco Van Kampen V.I. Comstock Fund                                 55,571,497     43,873,781
Invesco Van Kampen V.I. Growth and Income Fund                        70,914,917     66,918,697

PRINCIPAL FUNDS:
Diversified International Account (Class 1)                         $    213,904   $    772,168
Equity Income Account (Class 1)                                          994,327      4,441,034

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
PRINCIPAL FUNDS (continued):
Government & High Quality Bond Account (Class 1)                    $    295,000   $  1,645,183
Income Account (Class 1)                                               1,484,485      2,897,588
LargeCap Blend Account II (Class 1)                                      141,859        830,742
LargeCap Growth Account (Class 1)                                         30,018        221,350
MidCap Blend Account (Class 1)                                           169,456      1,233,570
Money Market Account (Class 1)                                         1,147,902      3,403,343
Principal Capital Appreciation Account (Class 1)                         598,286      3,252,664
Real Estate Securities Account (Class 1)                                  92,395        110,541
SAM Balanced Portfolio (Class 1)                                       4,366,283     22,321,904
SAM Conservative Balanced Portfolio (Class 1)                            826,072      2,706,258
SAM Conservative Growth Portfolio (Class 1)                            1,362,262      9,626,460
SAM Flexible Income Portfolio (Class 1)                                1,285,852      5,536,301
SAM Strategic Growth Portfolio (Class 1)                                 710,571      3,326,888
Short-Term Income Account (Class 1)                                      274,920        697,013
SmallCap Growth Account II (Class 1)                                      39,404        179,203
SmallCap Value Account I (Class 1)                                        37,491        113,067
Diversified International Account (Class 2)                              101,803        263,529
Equity Income Account (Class 2)                                          586,904      4,569,090
Government & High Quality Bond Account (Class 2)                          62,329        330,918
Income Account (Class 2)                                                 580,032      1,836,644
LargeCap Blend Account II (Class 2)                                       45,683         92,303
LargeCap Growth Account (Class 2)                                         36,201         65,302
MidCap Blend Account (Class 2)                                            44,527        201,323
Money Market Account (Class 2)                                         1,339,717      3,120,919
Principal Capital Appreciation Account (Class 2)                         142,262      1,081,909
Real Estate Securities Account (Class 2)                                  86,417        211,270
SAM Balanced Portfolio (Class 2)                                       4,790,836     14,242,726
SAM Conservative Balanced Portfolio (Class 2)                          1,700,501      3,305,048

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
PRINCIPAL FUNDS (continued):
SAM Conservative Growth Portfolio (Class 2)                         $  2,687,449   $  8,368,584
SAM Flexible Income Portfolio (Class 2)                                1,181,779      5,038,432
SAM Strategic Growth Portfolio (Class 2)                                 989,006      3,019,739
Short-Term Income Account (Class 2)                                      502,819        426,463
SmallCap Growth Account II (Class 2)                                      65,201         63,449
SmallCap Value Account I (Class 2)                                        83,786         49,540

COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series                     $     86,736   $    293,722
Columbia Large Cap Value Fund, Variable Series                           220,869        940,849
Columbia Small Company Growth Fund, Variable Series                        9,127        687,644

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series (Class A)                 $ 10,665,209   $  8,326,005
Columbia Marsico Focused Equities Fund, Variable Series (Class A)      2,084,418     12,647,011
Columbia Marsico Growth Fund, Variable Series (Class A)                  102,370      1,287,464
Columbia Marsico 21st Century Fund, Variable Series (Class A)             26,061        376,594
Columbia Mid Cap Growth Fund, Variable Series (Class A)                   28,213        418,929
Columbia Marsico International Opportunities Fund, Variable
Series (Class B)                                                         177,937        993,522

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                     $  3,608,386   $ 16,069,153
Global Growth Fund (Class 2)                                          12,330,603     68,863,227
Growth Fund (Class 2)                                                  9,542,651     95,338,117

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
AMERICAN SERIES (continued):
Growth-Income Fund (Class 2)                                        $ 12,812,431   $ 80,209,550
Asset Allocation Fund (Class 3)                                        2,573,113      6,403,510
Cash Management Fund (Class 3)                                        11,163,083     15,204,001
Growth Fund (Class 3)                                                  3,423,108     38,294,735
Growth-Income Fund (Class 3)                                           3,461,022     38,802,070
High-Income Bond Fund (Class 3)                                        7,927,584      9,997,800
International Fund (Class 3)                                           1,824,194     11,655,516
U.S. Government/AAA-Rated Securities Fund (Class 3)                    4,687,242      6,917,724

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                         $ 32,377,162   $ 38,217,129
Mid Cap Value Portfolio                                                1,088,370      6,233,254

BB&T FUNDS:
BB&T Capital Manager Equity VIF                                     $    155,275   $    689,884
BB&T Mid Cap Growth VIF                                                        1      1,304,715
BB&T Select Equity VIF                                                    62,338        330,279
BB&T Special Opportunities Equity VIF                                  3,532,257      4,596,465
BB&T Total Return Bond VIF                                             2,065,061      2,567,414

MTB TRUST:
MTB Managed Allocation Fund - Moderate Growth II                    $          2   $         53

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                                     $ 28,880,168   $  4,404,651
Franklin Templeton VIP Founding Funds Allocation Fund                  9,581,729      5,346,456

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SEASONS TRUST (Class 3):
Allocation Balanced Portfolio (1)                                   $ 35,207,875   $  3,613,353
Allocation Growth Portfolio (1)                                        5,689,904      1,528,858
Allocation Moderate Growth Portfolio (1)                              55,566,655      3,377,493
Allocation Moderate Portfolio (1)                                     43,736,747      1,684,808
Real Return Portfolio (1)                                             90,661,099      5,956,884

(1)  For the period from January 19, 2010 (inception) to December 31, 2010.

6.   OTHER MATTERS

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

     On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the "Recapitalization"). American International Group completed the Recapitalization on January 14, 2011 (see note 7).

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately thirty-three percent of AIA Group Limited's outstanding shares.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

7.   SUBSEQUENT EVENTS

     On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for
     (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

     On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage. The CMA will replace an existing support agreement in effect between American International Group and the Company, which agreement will be terminated by American International Group in accordance with its terms on April 24, 2011.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2010, 2009, 2008, 2007, and 2006, follows:

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Asset Allocation Portfolio (Class 1)
2010   5,350,434   27.01 to  27.67      148,047,003  1.52% to 1.77%     2.69%     11.86%     to  12.14%
2009   6,064,925   24.15 to  24.68      149,654,165  1.52% to 1.77%     3.77%     20.16%     to  20.46%
2008   7,194,179   20.10 to  20.49      147,375,114  1.52% to 1.77%     3.09%    -24.40%     to -24.21%
2007   8,873,343   26.59 to  27.03      239,833,843  1.52% to 1.77%     2.74%      6.54%     to   6.81%
2006  11,018,438   24.95 to  25.31      278,843,708  1.52% to 1.77%     3.14%      9.37%     to   9.64%
Capital Appreciation Portfolio (Class 1)
2010   6,597,464   13.83 to  52.43(5)   339,813,674  1.52% to 1.77%     0.13%     20.58%     to  20.88%
2009   7,736,493   11.47 to  43.37(5)   328,926,042  1.52% to 1.77%     0.00%     34.36%     to  34.70%
2008   9,603,733    8.54 to  32.20(5)   300,820,039  1.52% to 1.77%     0.00%    -41.40%     to -41.25%
2007  12,544,886   14.57 to  54.81(5)   668,182,946  1.52% to 1.77%     0.33%     25.47%     to  25.78%
2006  15,756,681   11.61 to  43.57(5)   668,822,485  1.52% to 1.77%     0.14%      9.47%     to   9.74%
Government and Quality Bond Portfolio (Class 1)
2010   7,751,361   13.28 to  19.94      153,478,309  1.52% to 1.77%     3.98%      3.15%     to   3.41%
2009   9,397,555   12.88 to  19.28      179,811,641  1.52% to 1.77%     4.66%      2.44%     to   2.69%
2008  11,993,175   12.57 to  18.78      223,101,020  1.52% to 1.77%     3.90%      2.50%     to   2.76%
2007  13,002,662   12.26 to  18.27      234,675,614  1.52% to 1.77%     3.75%      4.42%     to   4.69%
2006  15,018,602   11.75 to  17.46      259,295,419  1.52% to 1.77%     3.58%      1.49%     to   1.74%
Growth Portfolio (Class 1)
2010   3,315,995   32.66 to  33.48      110,972,743  1.52% to 1.77%     0.69%     12.14%     to  12.42%
2009   4,003,562   29.12 to  29.78      119,178,758  1.52% to 1.77%     1.12%     35.97%     to  36.31%
2008   4,907,778   21.42 to  21.85      107,186,478  1.52% to 1.77%     0.73%    -41.47%     to -41.32%
2007   6,556,944   36.59 to  37.23      244,036,963  1.52% to 1.77%     0.69%      8.26%     to   8.53%
2006   8,365,889   33.80 to  34.31      286,915,866  1.52% to 1.77%     0.60%     11.30%     to  11.58%
Natural Resources Portfolio (Class 1)
2010   1,557,073   57.58 to  59.04       91,874,923  1.52% to 1.77%     0.88%     14.16%     to  14.45%
2009   1,922,741   50.44 to  51.58       99,135,192  1.52% to 1.77%     1.47%     55.30%     to  55.68%
2008   2,237,556   32.48 to  33.13       74,109,970  1.52% to 1.77%     0.86%    -50.68%     to -50.56%
2007   3,208,730   65.85 to  67.01      214,948,823  1.52% to 1.77%     1.10%     37.74%     to  38.09%
2006   3,796,380   47.81 to  48.53      184,183,331  1.52% to 1.77%     0.63%     22.74%     to  23.05%
Asset Allocation Portfolio (Class 2)
2010     445,415   26.22 to  27.29       12,068,846  1.52% to 1.97%     2.55%     11.47%     to  11.97%
2009     534,495   23.52 to  24.37       12,952,662  1.52% to 1.97%     3.62%     19.74%     to  20.27%
2008     601,315   19.64 to  20.27       12,122,668  1.52% to 1.97%     2.93%    -24.66%     to -24.32%
2007     700,449   26.07 to  26.78       18,679,976  1.52% to 1.97%     2.69%      6.17%     to   6.65%
2006     715,105   24.56 to  25.11       17,890,649  1.52% to 1.97%     3.08%      8.99%     to   9.48%
Capital Appreciation Portfolio (Class 2)
2010   1,297,490   50.35 to  52.23(5)    67,059,315  1.40% to 1.97%     0.02%     20.16%     to  20.84%
2009   1,599,362   41.90 to  43.22(5)    68,526,327  1.40% to 1.97%     0.00%     33.89%     to  34.66%
2008   2,019,308   31.30 to  32.10(5)    64,342,219  1.40% to 1.97%     0.00%    -41.62%     to -41.29%
2007   2,473,375   53.61 to  54.67(5)   134,461,434  1.40% to 1.97%     0.22%     25.07%     to  25.78%
2006   2,897,869   42.86 to  43.46(5)   125,440,101  1.40% to 1.97%     0.02%      9.08%     to   9.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Government and Quality Bond Portfolio (Class 2)
2010   3,615,043   18.93 to  19.69       70,840,016  1.52% to 1.97%     3.77%      2.79%     to   3.25%
2009   4,464,526   18.41 to  19.07       84,762,472  1.52% to 1.97%     4.53%      2.08%     to   2.54%
2008   5,547,521   18.04 to  18.60      102,765,344  1.52% to 1.97%     3.91%      2.15%     to   2.61%
2007   6,197,491   17.66 to  18.13      111,935,603  1.52% to 1.97%     3.63%      4.06%     to   4.53%
2006   6,773,799   16.97 to  17.34      117,062,386  1.52% to 1.97%     3.51%      1.14%     to   1.59%
Growth Portfolio (Class 2)
2010   1,065,457   31.84 to  33.07       35,104,300  1.52% to 1.97%     0.58%     11.75%     to  12.26%
2009   1,255,422   28.50 to  29.46       36,875,488  1.52% to 1.97%     0.91%     35.49%     to  36.10%
2008   1,528,935   21.03 to  21.64       33,008,654  1.52% to 1.97%     0.55%    -41.67%     to -41.41%
2007   1,878,339   36.06 to  36.94       69,224,882  1.52% to 1.97%     0.56%      7.89%     to   8.37%
2006   2,240,626   33.42 to  34.08       76,222,516  1.52% to 1.97%     0.47%     10.91%     to  11.41%
Natural Resources Portfolio (Class 2)
2010     354,974   56.16 to  58.45       20,577,924  1.52% to 1.97%     0.77%     13.77%     to  14.27%
2009     440,030   49.36 to  51.15       22,331,708  1.52% to 1.97%     1.23%     54.76%     to  55.45%
2008     542,243   31.90 to  32.90       17,710,051  1.52% to 1.97%     0.74%    -50.85%     to -50.63%
2007     677,466   64.90 to  66.65       44,896,542  1.52% to 1.97%     1.00%     37.27%     to  37.88%
2006     804,761   47.28 to  48.34       38,673,206  1.52% to 1.97%     0.53%     22.31%     to  22.86%
Asset Allocation Portfolio (Class 3)
2010   1,089,320   11.14 to  11.70(5)    26,111,044  1.15% to 2.30%     2.49%     10.78%     to  12.27%(6)
2009     971,609   10.06 to  10.42(5)    22,884,366  1.15% to 2.30%     3.45%     19.66%(13) to  20.56%(6)
2008   1,020,520    8.42 to   8.64(5)    20,124,873  1.15% to 2.05%     2.83%    -25.07%     to -24.13%
2007   1,204,679   11.23 to  11.39(5)    31,765,835  1.15% to 2.05%     2.68%      5.72%     to   6.78%(6)
2006   1,134,571   10.63 to  10.67(5)    28,162,091  1.15% to 2.05%     3.41%      5.29%(7)  to   5.69%(7)(6)
Capital Appreciation Portfolio (Class 3)
2010   9,407,507   12.63 to  13.20(5)   399,561,339  1.15% to 2.30%     0.00%     19.65%     to  21.03%
2009   8,852,152   10.56 to  10.91(5)   354,705,982  1.15% to 2.30%     0.00%     34.86%     to  34.98%(13)(6)
2008   9,645,069    7.91 to   8.09(5)   296,122,416  1.15% to 2.05%     0.00%    -41.70%     to -41.18%
2007   9,762,727   13.57 to  13.75(5)   521,705,334  1.15% to 2.05%     0.15%     24.76%     to  25.94%(6)
2006   9,288,929   10.88 to  10.92(5)   398,541,757  1.15% to 2.05%     0.00%      7.23%(7)  to   7.55%(7)(6)
Government and Quality Bond Portfolio (Class 3)
2010  33,724,258   11.23 to  11.66(5)   614,635,115  1.15% to 2.30%     3.69%      2.34%     to   3.53%
2009  32,768,598   10.97 to  11.26(5)   598,222,501  1.15% to 2.30%     4.59%      0.84%(13) to   2.82%(6)
2008  31,721,186   10.72 to  10.95(5)   570,555,593  1.15% to 2.05%     4.06%      1.96%     to   2.88%
2007  31,310,811   10.52 to  10.65(5)   557,013,536  1.15% to 2.05%     3.80%      3.88%     to   4.81%(6)
2006  23,293,805   10.12 to  10.16(5)   399,803,235  1.15% to 2.05%     3.61%      1.03%(7)  to   1.37%(7)(6)
Growth Portfolio (Class 3)
2010   4,614,824   10.20 to  10.68(5)   139,438,193  1.15% to 2.30%     0.50%     10.84%     to  12.56%
2009   5,241,332    9.21 to   9.49(5)   143,954,599  1.15% to 2.30%     0.77%     28.66%(13) to  36.47%
2008   6,266,233    6.79 to   6.95(5)   127,120,040  1.15% to 2.05%     0.44%    -41.76%     to -41.25%
2007   6,064,625   11.66 to  11.83(5)   218,730,283  1.15% to 2.05%     0.49%      7.41%     to   8.67%(6)
2006   5,660,379   10.86 to  10.89(5)   191,269,980  1.15% to 2.05%     0.41%      7.57%(7)  to   7.93%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Natural Resources Portfolio (Class 3)
2010   3,317,100   12.07 to  12.82(5)   157,516,099  1.15% to 2.30%     0.70%     11.91%     to  14.59%
2009   3,269,902   10.78 to  11.19(5)   150,922,682  1.15% to 2.30%     1.09%     29.29%(13) to  55.87%
2008   3,603,233    6.98 to   7.18(5)   109,563,013  1.15% to 2.05%     0.66%    -50.95%     to -50.50%
2007   3,133,647   14.22 to  14.50(5)   200,622,720  1.15% to 2.05%     0.97%     36.41%     to  38.23%(6)
2006   2,461,054   10.43 to  10.49(5)   116,871,760  1.15% to 2.05%     0.50%      3.04%(7)  to   3.75%(7)(6)
Aggressive Growth Portfolio (Class 1)
2010   2,381,289    6.86 to  13.29       31,520,617  1.52% to 1.77%     0.00%     19.04%     to  19.34%
2009   2,788,887    5.76 to  11.14       30,938,865  1.52% to 1.77%     0.14%     38.02%     to  38.36%
2008   3,401,679    4.18 to   8.05       27,224,036  1.52% to 1.77%     0.61%    -53.47%     to -53.35%
2007   4,460,489    8.97 to  17.25       76,503,300  1.52% to 1.77%     0.55%     -2.23%     to  -1.99%
2006   5,927,405    9.18 to  17.60      103,875,273  1.52% to 1.77%     0.10%     11.31%     to  11.58%(6)
Alliance Growth Portfolio (Class 1)
2010   5,945,122    8.80 to  32.94      194,227,558  1.52% to 1.77%     0.83%      8.31%     to   8.58%
2009   7,055,815    8.12 to  30.34      212,426,679  1.52% to 1.77%     0.61%     38.56%     to  38.91%
2008   8,824,481    5.86 to  21.84      190,007,995  1.52% to 1.77%     0.15%    -41.78%     to -41.63%
2007  11,463,534   10.07 to  37.42      423,159,668  1.52% to 1.77%     0.05%     12.60%     to  12.88%
2006  15,611,799    8.94 to  33.15      511,866,141  1.52% to 1.77%     0.12%     -0.99%     to  -0.75%
Balanced Portfolio (Class 1)
2010   3,220,885    9.20 to  16.72       52,795,983  1.52% to 1.77%     1.93%      9.88%     to  10.15%
2009   3,636,635    8.37 to  15.18       54,170,244  1.52% to 1.77%     3.40%     21.85%     to  22.16%
2008   4,198,298    6.87 to  12.43       51,897,036  1.52% to 1.77%     3.23%    -27.19%     to -27.01%
2007   5,601,380    9.44 to  17.02       94,817,626  1.52% to 1.77%     2.76%      3.55%     to   3.81%
2006   7,256,521    9.11 to  16.40      118,416,104  1.52% to 1.77%     2.59%      8.92%     to   9.19%
Blue Chip Growth Portfolio (Class 1)
2010   1,151,423    6.25 to   7.79        7,453,970  1.52% to 1.77%     0.29%     10.54%     to  10.82%
2009   1,542,759    5.65 to   7.03        8,996,959  1.52% to 1.77%     0.34%     34.44%     to  34.78%
2008   1,575,290    4.20 to   5.22        6,818,684  1.52% to 1.77%     0.40%    -40.07%     to -39.92%
2007   2,329,044    7.02 to   8.69       16,771,820  1.52% to 1.77%     0.33%     12.07%     to  12.35%
2006   2,693,153    6.26 to   7.73       17,265,461  1.52% to 1.77%     0.23%      4.71%     to   4.97%
Capital Growth Portfolio (Class 1)
2010     921,727    7.32 to   7.51        6,911,604  1.52% to 1.77%     0.00%      7.32%     to   7.59%
2009   1,168,646    6.82 to   6.98        8,146,440  1.52% to 1.77%     0.00%     40.98%     to  41.33%
2008   1,112,899    4.84 to   4.94        5,488,291  1.52% to 1.77%     0.00%    -46.13%     to -45.99%
2007   1,483,536    8.99 to   9.15       13,549,487  1.52% to 1.77%     1.12%     11.56%     to  11.84%
2006   1,769,810    8.05 to   8.18       14,457,352  1.52% to 1.77%     0.30%     14.61%     to  14.89%
Cash Management Portfolio (Class 1)
2010   6,259,934   10.11 to  13.30       83,078,100  1.52% to 1.77%     0.00%     -1.98%     to  -1.74%
2009   7,890,791   10.31 to  13.54      106,567,407  1.52% to 1.77%     2.09%     -1.71%     to  -1.46%
2008  13,589,028   10.49 to  13.74      186,373,001  1.52% to 1.77%     3.70%     -0.59%     to  -0.35%
2007  11,415,409   10.55 to  13.79      157,085,537  1.52% to 1.77%     3.75%      2.68%     to   2.93%
2006   9,554,341   10.28 to  13.39      127,627,207  1.52% to 1.77%     2.57%      2.80%     to   3.05%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Corporate Bond Portfolio (Class 1)
2010   4,937,540   23.28 to  23.88      117,817,851  1.52% to 1.77%     6.25%      9.02%     to   9.30%
2009   5,837,425   21.36 to  21.85      127,454,013  1.52% to 1.77%     6.18%     28.68%     to  29.00%
2008   6,240,647   16.60 to  16.94      105,636,170  1.52% to 1.77%     4.24%     -9.40%     to  -9.17%
2007   7,818,914   18.32 to  18.65      145,719,768  1.52% to 1.77%     3.85%      3.63%     to   3.89%
2006   8,696,448   17.68 to  17.95      156,032,513  1.52% to 1.77%     4.27%      4.00%     to   4.26%
Davis Venture Value Portfolio (Class 1)
2010  14,479,135   12.09 to  35.94      516,192,684  1.52% to 1.77%     0.74%     10.22%     to  10.49%
2009  17,402,626   10.97 to  32.53      560,675,687  1.52% to 1.77%     1.60%     31.16%     to  31.49%
2008  21,525,126    8.36 to  24.74      525,791,927  1.52% to 1.77%     1.57%    -39.24%     to -39.09%
2007  28,232,833   13.77 to  40.62    1,132,762,035  1.52% to 1.77%     0.85%      3.80%     to   4.06%
2006  35,548,548   13.26 to  39.03    1,372,722,485  1.52% to 1.77%     0.97%     13.29%     to  13.57%
"Dogs" of Wall Street Portfolio (Class 1)
2010   1,685,553   12.11 to  12.42       20,912,903  1.52% to 1.77%     2.86%     14.69%     to  14.98%
2009   1,777,635   10.56 to  10.80       19,185,423  1.52% to 1.77%     4.80%     18.04%     to  18.34%
2008   2,229,026    8.94 to   9.13       20,330,702  1.52% to 1.77%     3.18%    -27.88%     to -27.70%
2007   2,886,729   12.40 to  12.62       36,420,354  1.52% to 1.77%     2.36%     -3.65%     to  -3.41%
2006   4,108,875   12.87 to  13.07       53,675,570  1.52% to 1.77%     2.50%     19.52%     to  19.81%
Emerging Markets Portfolio (Class 1)
2010   3,029,609   22.68 to  34.81       70,563,496  1.52% to 1.77%     1.41%     16.44%     to  16.73%
2009   3,502,327   19.48 to  29.82       69,854,315  1.52% to 1.77%     0.00%     73.56%     to  73.99%
2008   3,636,407   11.22 to  17.14       41,703,578  1.52% to 1.77%     1.44%    -57.38%     to -57.27%
2007   5,540,449   26.33 to  40.11      148,654,454  1.52% to 1.77%     1.92%     38.91%     to  39.25%
2006   6,586,154   18.95 to  28.80      126,882,022  1.52% to 1.77%     0.91%     28.81%     to  29.13%
Equity Opportunities Portfolio (Class 1)
2010   1,903,762   18.23 to  18.70       35,569,774  1.52% to 1.77%     0.70%     15.04%     to  15.32%
2009   2,272,164   15.85 to  16.22       36,813,569  1.52% to 1.77%     1.31%     29.78%     to  30.10%
2008   2,848,230   12.21 to  12.46       35,474,098  1.52% to 1.77%     1.45%    -39.55%     to -39.40%
2007   3,858,303   20.20 to  20.57       79,309,576  1.52% to 1.77%     1.64%     -1.65%     to  -1.40%
2006   5,190,000   20.54 to  20.86      108,217,271  1.52% to 1.77%     1.53%     14.65%     to  14.94%
Fundamental Growth Portfolio (Class 1)
2010   2,791,218    7.28 to  18.09       50,204,357  1.52% to 1.77%     0.00%     14.95%     to  15.24%
2009   3,252,503    6.33 to  15.69       50,737,315  1.52% to 1.77%     0.00%     33.59%     to  33.93%
2008   3,874,789    4.74 to  11.72       45,125,727  1.52% to 1.77%     0.00%    -45.81%     to -45.67%
2007   4,922,503    8.74 to  21.57      105,460,035  1.52% to 1.77%     0.00%     13.13%     to  13.41%
2006   6,573,329    7.73 to  19.02      124,318,991  1.52% to 1.77%     0.02%      3.93%     to   4.19%
Global Bond Portfolio (Class 1)
2010   2,435,976   14.59 to  22.78       55,110,439  1.52% to 1.77%     4.09%      4.42%     to   4.68%
2009   2,805,022   13.98 to  21.77       60,695,476  1.52% to 1.77%     3.41%      5.61%     to   5.88%
2008   3,232,771   13.23 to  20.56       65,988,275  1.52% to 1.77%     2.95%      3.81%     to   4.07%
2007   3,725,872   12.75 to  19.75       72,916,266  1.52% to 1.77%     0.59%      9.43%     to   9.70%
2006   3,699,912   11.65 to  18.01       66,045,775  1.52% to 1.77%     8.87%      2.05%     to   2.30%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Equities Portfolio (Class 1)
2010   3,105,351    9.51 to  21.20       65,682,773  1.52% to 1.77%     1.71%     12.34%     to  12.62%
2009   3,656,933    8.46 to  18.83       68,658,954  1.52% to 1.77%     2.83%     27.13%     to  27.45%
2008   4,455,237    6.66 to  14.77       65,401,932  1.52% to 1.77%     2.10%    -44.39%     to -44.25%
2007   5,972,702   11.97 to  26.50      157,423,591  1.52% to 1.77%     1.16%      9.91%     to  10.18%
2006   7,394,159   10.89 to  24.05      176,964,120  1.52% to 1.77%     0.88%     21.70%     to  22.00%
Growth Opportunities Portfolio (Class 1)
2010   2,049,362    5.97 to   6.12       12,523,208  1.52% to 1.77%     0.00%     22.16%     to  22.46%
2009   2,146,854    4.89 to   4.99       10,714,078  1.52% to 1.77%     0.00%     16.18%     to  16.47%
2008   2,415,458    4.21 to   4.29       10,348,589  1.52% to 1.77%     0.00%    -37.01%     to -36.85%
2007   3,277,374    6.68 to   6.79       22,236,254  1.52% to 1.77%     0.00%     19.43%     to  19.73%
2006   3,697,904    5.59 to   5.67       20,956,363  1.52% to 1.77%     0.00%     11.45%     to  11.73%
Growth-Income Portfolio (Class 1)
2010   5,628,193    8.36 to  27.02      150,039,360  1.52% to 1.77%     0.94%      9.55%     to   9.82%
2009   6,654,865    7.63 to  24.60      161,401,177  1.52% to 1.77%     1.44%     25.93%     to  26.24%
2008   8,268,914    6.06 to  19.49      158,513,305  1.52% to 1.77%     1.05%    -43.91%     to -43.77%
2007  10,811,269   10.80 to  34.65      367,388,712  1.52% to 1.77%     0.89%      9.17%     to   9.44%
2006  14,413,766    9.90 to  31.66      449,064,125  1.52% to 1.77%     0.70%      5.54%     to   5.81%
High-Yield Bond Portfolio (Class 1)
2010   3,907,227   21.68 to  22.20       86,693,034  1.52% to 1.77%     9.59%     12.59%     to  12.88%
2009   4,656,578   19.25 to  19.67       91,538,604  1.52% to 1.77%     9.12%     39.53%     to  39.88%
2008   4,774,549   13.80 to  14.06       67,100,538  1.52% to 1.77%    10.11%    -33.35%     to -33.18%
2007   6,081,847   20.70 to  21.04      127,924,639  1.52% to 1.77%     7.12%     -0.40%     to  -0.15%
2006   8,694,111   20.79 to  21.07      183,161,973  1.52% to 1.77%     7.61%     12.66%     to  12.94%
International Diversified Equities Portfolio (Class 1)
2010   4,302,496   13.08 to  13.41       57,652,237  1.52% to 1.77%     4.06%      6.59%     to   6.86%
2009   5,137,601   12.27 to  12.55       64,426,394  1.52% to 1.77%     1.37%     26.88%     to  27.20%
2008   6,544,110    9.67 to   9.86       64,521,307  1.52% to 1.77%     3.16%    -40.53%     to -40.38%
2007   8,416,582   16.26 to  16.54      139,192,910  1.52% to 1.77%     2.01%     13.33%     to  13.61%
2006  10,209,822   14.35 to  14.56      148,632,225  1.52% to 1.77%     0.41%     21.29%     to  21.59%
International Growth and Income Portfolio (Class 1)
2010   4,460,288    9.88 to  14.12       62,433,700  1.52% to 1.77%     4.05%      5.22%     to   5.48%
2009   5,364,931    9.39 to  13.39       71,179,908  1.52% to 1.77%     0.00%     25.52%     to  25.83%
2008   6,860,589    7.48 to  10.64       72,266,380  1.52% to 1.77%     2.64%    -46.86%     to -46.73%
2007  10,137,855   14.08 to  19.97      200,680,648  1.52% to 1.77%     1.54%      5.29%     to   5.55%
2006  12,387,765   13.37 to  18.92      232,588,695  1.52% to 1.77%     1.30%     24.82%     to  25.13%
Marsico Focused Growth Portfolio (Class 1)
2010   1,461,419   11.56 to  11.86       17,285,173  1.52% to 1.77%     0.40%     15.35%     to  15.64%
2009   1,822,557   10.02 to  10.25       18,645,644  1.52% to 1.77%     0.80%     28.41%     to  28.73%
2008   2,572,784    7.80 to   7.96       20,454,275  1.52% to 1.77%     0.44%    -41.86%     to -41.71%
2007   3,577,168   13.42 to  13.66       48,795,490  1.52% to 1.77%     0.19%     11.66%     to  11.94%
2006   4,898,463   12.02 to  12.21       59,722,391  1.52% to 1.77%     0.00%      6.68%     to   6.95%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2010   2,611,728   10.41 to  23.27       60,339,321  1.52% to 1.77%     0.95%      9.23%     to   9.51%
2009   3,136,517    9.53 to  21.25       66,226,571  1.52% to 1.77%     1.34%     24.51%     to  24.83%
2008   3,684,767    7.66 to  17.02       62,320,505  1.52% to 1.77%     0.95%    -33.63%     to -33.46%
2007   4,731,631   11.53 to  25.58      120,201,972  1.52% to 1.77%     1.10%      8.63%     to   8.91%
2006   6,089,977   10.62 to  23.49      142,284,797  1.52% to 1.77%     0.67%     11.20%     to  11.48%
MFS Total Return Portfolio (Class 1)
2010   6,704,504   12.75 to  28.02      185,839,559  1.52% to 1.77%     2.84%      8.11%     to   8.38%
2009   8,051,986   11.79 to  25.85      205,782,136  1.52% to 1.77%     3.80%     16.40%     to  16.69%
2008   9,794,360   10.13 to  22.16      214,130,913  1.52% to 1.77%     3.03%    -23.39%     to -23.20%
2007  12,819,292   13.22 to  28.85      364,898,447  1.52% to 1.77%     2.49%      2.41%     to   2.67%
2006  15,505,974   12.91 to  28.10      429,872,722  1.52% to 1.77%     2.30%     10.03%     to  10.31%
Mid-Cap Growth Portfolio (Class 1)
2010   3,809,894    7.05 to  12.13       45,703,076  1.52% to 1.77%     0.00%     23.26%     to  23.56%
2009   4,479,793    5.72 to   9.81       43,422,346  1.52% to 1.77%     0.00%     39.93%     to  40.28%
2008   5,294,777    4.09 to   7.00       36,492,261  1.52% to 1.77%     0.00%    -44.36%     to -44.22%
2007   6,872,375    7.35 to  12.54       85,043,221  1.52% to 1.77%     0.24%     14.89%     to  15.18%
2006   9,175,798    6.39 to  10.89       98,751,287  1.52% to 1.77%     0.00%      0.77%     to   1.02%
Real Estate Portfolio (Class 1)
2010   1,630,893   21.67 to  22.22       36,225,392  1.52% to 1.77%     1.88%     17.79%     to  18.09%
2009   1,874,898   18.40 to  18.82       35,267,388  1.52% to 1.77%     2.18%     27.51%     to  27.83%
2008   2,414,836   14.43 to  14.72       35,535,662  1.52% to 1.77%     3.24%    -44.88%     to -44.74%
2007   3,201,604   26.17 to  26.64       85,266,112  1.52% to 1.77%     1.23%    -15.85%     to -15.64%
2006   4,877,438   31.10 to  31.58      153,981,034  1.52% to 1.77%     1.31%     32.13%     to  32.46%
Technology Portfolio (Class 1)
2010   4,925,859    2.38 to   2.44       11,995,754  1.52% to 1.77%     0.00%     18.16%     to  18.45%
2009   6,314,247    2.01 to   2.06       12,983,385  1.52% to 1.77%     0.00%     47.77%     to  48.14%
2008   4,765,186    1.36 to   1.39        6,613,662  1.52% to 1.77%     0.00%    -52.00%     to -51.88%
2007   7,840,652    2.84 to   2.89       22,615,569  1.52% to 1.77%     0.00%     19.80%     to  20.10%
2006   6,722,580    2.37 to   2.40       16,146,229  1.52% to 1.77%     0.00%     -0.65%     to  -0.40%
Telecom Utility Portfolio (Class 1)
2010   1,045,963   15.82 to  16.22       16,957,302  1.52% to 1.77%     2.84%     11.59%     to  11.87%
2009   1,265,801   14.18 to  14.50       18,344,257  1.52% to 1.77%     5.49%     29.75%     to  30.07%
2008   1,616,772   10.93 to  11.15       18,013,981  1.52% to 1.77%     2.11%    -38.54%     to -38.39%
2007   2,167,856   17.78 to  18.09       39,204,694  1.52% to 1.77%     2.85%     18.79%     to  19.09%
2006   2,662,249   14.97 to  15.19       40,433,257  1.52% to 1.77%     3.72%     24.29%     to  24.60%
Total Return Bond Portfolio (Class 1)
2010   2,768,785   25.90 to  26.51       73,372,533  1.52% to 1.77%     2.82%      4.48%     to   4.74%
2009   2,577,207   24.79 to  25.31       65,207,913  1.52% to 1.77%     2.12%      9.63%     to   9.91%
2008   1,956,044   22.62 to  23.03       45,035,267  1.52% to 1.77%     3.72%      3.23%     to   3.49%
2007   1,970,247   21.91 to  22.25       43,832,167  1.52% to 1.77%     6.27%      3.70%     to   3.96%
2006   2,461,174   21.13 to  21.40       52,673,320  1.52% to 1.77%     7.21%      7.72%     to   7.98%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Aggressive Growth Portfolio (Class 2)
2010     317,181   12.60 to  13.09        4,132,241  1.52% to 1.97%     0.00%     18.57%     to  19.16%
2009     378,666   10.62 to  10.99        4,144,577  1.52% to 1.97%     0.00%     37.54%     to  38.16%
2008     454,637    7.72 to   7.95        3,603,297  1.52% to 1.97%     0.40%    -53.64%     to -53.43%
2007     649,125   16.66 to  17.07       11,044,347  1.52% to 1.97%     0.44%     -2.58%     to  -2.13%
2006     722,278   17.10 to  17.45       12,572,833  1.52% to 1.97%     0.00%     10.89%     to  11.42%
Alliance Growth Portfolio (Class 2)
2010     884,254   31.15 to  32.92(5)    28,521,555  1.40% to 1.97%     0.70%      7.93%     to   8.54%
2009   1,084,271   28.86 to  30.32(5)    32,274,906  1.40% to 1.97%     0.45%     38.08%     to  38.87%(6)
2008   1,351,180   20.90 to  21.84       28,993,766  1.40% to 1.97%     0.00%    -41.98%     to -41.65%(6)
2007   1,605,788   36.03 to  37.42       59,148,406  1.40% to 1.97%     0.00%     12.20%     to  12.84%
2006   1,976,451   32.11 to  33.17       64,611,386  1.40% to 1.97%     0.00%     -1.34%     to  -0.78%
Balanced Portfolio (Class 2)
2010     576,837   15.87 to  16.48        9,466,636  1.52% to 1.97%     1.79%      9.49%     to   9.99%
2009     671,755   14.49 to  14.99       10,026,950  1.52% to 1.97%     3.21%     21.43%     to  21.98%
2008     771,892   11.94 to  12.29        9,448,247  1.52% to 1.97%     3.22%    -27.44%     to -27.12%
2007     954,994   16.45 to  16.86       16,049,705  1.52% to 1.97%     2.69%      3.21%     to   3.67%
2006   1,107,982   15.94 to  16.26       17,968,924  1.52% to 1.97%     2.55%      8.54%     to   9.03%
Blue Chip Growth Portfolio (Class 2)
2010     690,860    6.10 to   6.33        4,356,876  1.52% to 1.97%     0.15%     10.18%     to  10.66%
2009     792,233    5.54 to   5.72        4,515,802  1.52% to 1.97%     0.16%     33.96%     to  34.57%
2008     965,310    4.13 to   4.25        4,093,376  1.52% to 1.97%     0.26%    -40.28%     to -40.01%
2007   1,243,244    6.92 to   7.09        8,792,084  1.52% to 1.97%     0.19%     11.67%     to  12.18%
2006   1,561,072    6.20 to   6.32        9,841,301  1.52% to 1.97%     0.10%      4.34%     to   4.81%
Capital Growth Portfolio (Class 2)
2010     315,104    7.14 to   7.41        2,323,617  1.52% to 1.97%     0.00%      6.94%     to   7.43%
2009     405,486    6.67 to   6.90        2,785,753  1.52% to 1.97%     0.00%     40.49%     to  41.12%
2008     493,298    4.75 to   4.89        2,403,118  1.52% to 1.97%     0.00%    -46.31%     to -46.07%
2007     633,367    8.85 to   9.06        5,719,187  1.52% to 1.97%     1.03%     11.17%     to  11.67%
2006     705,678    7.96 to   8.12        5,708,987  1.52% to 1.97%     0.18%     14.21%     to  14.72%
Cash Management Portfolio (Class 2)
2010   1,975,942   12.64 to  13.12       25,838,275  1.52% to 1.97%     0.00%     -2.33%     to  -1.89%
2009   2,618,132   12.94 to  13.37       34,903,610  1.52% to 1.97%     2.00%     -2.05%     to  -1.61%
2008   4,347,197   13.21 to  13.59       58,908,289  1.52% to 1.97%     3.45%     -0.94%     to  -0.50%
2007   4,220,513   13.34 to  13.66       57,514,246  1.52% to 1.97%     3.52%      2.32%     to   2.78%
2006   3,461,044   13.04 to  13.29       45,910,005  1.52% to 1.97%     2.35%      2.44%     to   2.90%
Corporate Bond Portfolio (Class 2)
2010   1,638,505   22.66 to  23.56       38,444,400  1.52% to 1.97%     6.06%      8.64%     to   9.13%
2009   1,979,008   20.86 to  21.59       42,571,679  1.52% to 1.97%     6.04%     28.23%     to  28.81%
2008   2,152,104   16.27 to  16.76       35,956,658  1.52% to 1.97%     4.05%     -9.71%     to  -9.31%
2007   2,630,945   18.02 to  18.48       48,501,854  1.52% to 1.97%     3.77%      3.26%     to   3.73%
2006   2,841,192   17.45 to  17.82       50,505,302  1.52% to 1.97%     4.12%      3.64%     to   4.10%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Davis Venture Value Portfolio (Class 2)
2010   2,380,663   34.03 to  35.91       84,032,538  1.40% to 1.97%     0.62%      9.83%     to  10.46%
2009   2,890,453   30.99 to  32.51       92,523,475  1.40% to 1.97%     1.40%     30.71%     to  31.45%
2008   3,585,624   23.71 to  24.73       87,438,866  1.40% to 1.97%     1.41%    -39.46%     to -39.11%
2007   4,596,592   39.16 to  40.61      184,372,113  1.40% to 1.97%     0.74%      3.44%     to   4.03%
2006   5,345,015   37.86 to  39.04      206,374,587  1.40% to 1.97%     0.87%     12.89%     to  13.53%
"Dogs" of Wall Street Portfolio (Class 2)
2010     565,210   11.82 to  12.26        6,902,147  1.52% to 1.97%     2.60%     14.29%     to  14.81%
2009     690,646   10.34 to  10.68        7,348,853  1.52% to 1.97%     4.61%     17.63%     to  18.16%
2008     831,949    8.79 to   9.04        7,493,474  1.52% to 1.97%     3.06%    -28.14%     to -27.81%
2007   1,095,283   12.24 to  12.52       13,674,579  1.52% to 1.97%     2.32%     -3.99%     to  -3.56%
2006   1,394,125   12.74 to  12.99       18,049,279  1.52% to 1.97%     2.37%     19.10%     to  19.63%
Emerging Markets Portfolio (Class 2)
2010     561,922   22.07 to  22.93       12,833,079  1.52% to 1.97%     1.27%     16.03%     to  16.56%
2009     659,530   19.02 to  19.67       12,935,073  1.52% to 1.97%     0.00%     72.95%     to  73.73%
2008     750,608   11.00 to  11.32        8,475,790  1.52% to 1.97%     1.30%    -57.53%     to -57.34%
2007   1,187,756   25.89 to  26.54       31,441,510  1.52% to 1.97%     1.84%     38.43%     to  39.05%
2006   1,282,729   18.70 to  19.09       24,419,039  1.52% to 1.97%     0.84%     28.36%     to  28.94%
Equity Opportunities Portfolio (Class 2)
2010     381,287   17.73 to  18.45        7,002,702  1.52% to 1.97%     0.56%     14.63%     to  15.15%
2009     481,438   15.47 to  16.02        7,683,010  1.52% to 1.97%     1.10%     29.33%     to  29.91%
2008     595,320   11.96 to  12.33        7,314,519  1.52% to 1.97%     1.33%    -39.76%     to -39.49%
2007     727,508   19.85 to  20.38       14,780,533  1.52% to 1.97%     1.56%     -2.00%     to  -1.55%
2006     882,899   20.26 to  20.70       18,225,950  1.52% to 1.97%     1.46%     14.25%     to  14.77%
Foreign Value Portfolio (Class 2)
2010   2,061,571   16.14 to  16.99       34,959,236  1.52% to 1.97%     1.81%      1.02%     to   1.48%
2009   2,430,323   15.98 to  16.74       40,616,081  1.52% to 1.97%     2.71%     27.53%     to  28.11%
2008   2,825,852   12.53 to  13.07       36,871,951  1.52% to 1.97%     2.78%    -42.11%     to -41.85%
2007   3,365,594   21.65 to  22.47       75,531,447  1.52% to 1.97%     1.76%     11.95%     to  12.46%
2006   3,868,694   19.34 to  19.98       77,225,840  1.52% to 1.97%     1.02%     24.69%     to  25.25%
Fundamental Growth Portfolio (Class 2)
2010     187,389   17.14 to  17.83        3,323,350  1.52% to 1.97%     0.00%     14.56%     to  15.07%
2009     222,395   14.96 to  15.49        3,428,999  1.52% to 1.97%     0.00%     33.12%     to  33.73%
2008     261,738   11.24 to  11.59        3,020,623  1.52% to 1.97%     0.00%    -45.99%     to -45.75%
2007     318,015   20.81 to  21.36        6,766,692  1.52% to 1.97%     0.00%     12.79%     to  13.29%
2006     385,960   18.45 to  18.85        7,254,435  1.52% to 1.97%     0.00%      3.57%     to   4.03%
Global Bond Portfolio (Class 2)
2010     656,557   21.65 to  22.46       14,697,208  1.52% to 1.97%     3.91%      4.05%     to   4.52%
2009     754,806   20.80 to  21.49       16,169,165  1.52% to 1.97%     3.26%      5.24%     to   5.72%
2008     906,808   19.77 to  20.32       18,379,687  1.52% to 1.97%     3.00%      3.45%     to   3.91%
2007     923,705   19.11 to  19.56       18,024,074  1.52% to 1.97%     0.42%      9.05%     to   9.54%
2006     918,963   17.52 to  17.86       16,374,097  1.52% to 1.97%     9.13%      1.69%     to   2.15%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Equities Portfolio (Class 2)
2010     376,320   20.19 to  21.20(5)     7,868,391  1.40% to 1.97%     1.58%     11.94%     to  12.58%(6)
2009     421,316   18.04 to  18.83(5)     7,833,355  1.40% to 1.97%     2.67%     26.68%     to  27.41%(6)
2008     492,240   14.24 to  14.78(5)     7,189,938  1.40% to 1.97%     1.85%    -44.58%     to -44.26%
2007     739,069   25.69 to  26.51(5)    19,379,314  1.40% to 1.97%     1.08%      9.52%     to  10.15%
2006     762,141   23.46 to  24.07(5)    18,163,322  1.40% to 1.97%     0.82%     21.27%     to  21.97%
Growth Opportunities Portfolio (Class 2)
2010     822,537    5.80 to   6.04        4,946,927  1.52% to 1.97%     0.00%     21.73%     to  22.28%
2009     941,439    4.77 to   4.94        4,632,616  1.52% to 1.97%     0.00%     15.78%     to  16.30%
2008     996,083    4.12 to   4.25        4,216,280  1.52% to 1.97%     0.00%    -37.23%     to -36.94%
2007   1,364,018    6.56 to   6.74        9,154,888  1.52% to 1.97%     0.00%     19.01%     to  19.55%
2006   1,553,271    5.51 to   5.64        8,723,039  1.52% to 1.97%     0.00%     11.06%     to  11.56%
Growth-Income Portfolio (Class 2)
2010     392,603   25.56 to  26.61       10,388,023  1.52% to 1.97%     0.80%      9.16%     to   9.66%
2009     469,037   23.41 to  24.26       11,325,724  1.52% to 1.97%     1.21%     25.49%     to  26.06%
2008     621,649   18.66 to  19.25       11,915,819  1.52% to 1.97%     0.87%    -44.11%     to -43.85%
2007     848,272   33.38 to  34.28       28,979,639  1.52% to 1.97%     0.78%      8.79%     to   9.28%
2006   1,053,667   30.68 to  31.37       32,960,191  1.52% to 1.97%     0.59%      5.17%     to   5.65%
High-Yield Bond Portfolio (Class 2)
2010     886,276   21.03 to  21.89       19,311,856  1.52% to 1.97%     9.17%     12.20%     to  12.70%
2009   1,150,553   18.74 to  19.42       22,246,264  1.52% to 1.97%     8.90%     39.05%     to  39.67%
2008   1,090,907   13.48 to  13.91       15,118,489  1.52% to 1.97%     9.82%    -33.58%     to -33.28%
2007   1,491,422   20.30 to  20.84       30,982,321  1.52% to 1.97%     7.08%     -0.74%     to  -0.30%
2006   1,877,778   20.45 to  20.91       39,148,300  1.52% to 1.97%     7.75%     12.26%     to  12.77%
International Diversified Equities Portfolio (Class 2)
2010   2,084,423   12.75 to  13.23       27,500,147  1.52% to 1.97%     3.96%      6.22%     to   6.70%
2009   2,427,191   12.00 to  12.40       30,021,823  1.52% to 1.97%     1.21%     26.44%     to  27.01%
2008   2,942,098    9.49 to   9.77       28,661,259  1.52% to 1.97%     3.13%    -40.74%     to -40.47%
2007   3,499,414   16.02 to  16.40       57,269,092  1.52% to 1.97%     1.94%     12.93%     to  13.44%
2006   4,030,252   14.18 to  14.46       58,163,917  1.52% to 1.97%     0.31%     20.87%     to  21.41%
International Growth and Income Portfolio (Class 2)
2010     877,522   13.46 to  13.95       12,185,472  1.52% to 1.97%     3.85%      4.85%     to   5.32%
2009   1,046,103   12.84 to  13.24       13,799,411  1.52% to 1.97%     0.00%     25.08%     to  25.64%
2008   1,254,873   10.27 to  10.54       13,180,687  1.52% to 1.97%     2.45%    -47.04%     to -46.80%
2007   1,818,911   19.39 to  19.81       35,944,347  1.52% to 1.97%     1.45%      4.92%     to   5.39%
2006   2,119,991   18.48 to  18.80       39,761,875  1.52% to 1.97%     1.22%     24.38%     to  24.94%
Marsico Focused Growth Portfolio (Class 2)
2010   1,643,643   11.43 to  11.69       19,157,098  1.52% to 1.77%     0.28%     15.18%     to  15.47%
2009   2,015,612    9.93 to  10.12       20,351,645  1.52% to 1.77%     0.62%     28.22%     to  28.54%
2008   2,511,164    7.74 to   7.87       19,729,754  1.52% to 1.77%     0.32%    -41.95%     to -41.80%
2007   3,098,296   13.34 to  13.53       41,823,533  1.52% to 1.77%     0.06%     11.49%     to  11.77%
2006   3,626,862   11.96 to  12.11       43,827,566  1.52% to 1.77%     0.00%      6.52%     to   6.79%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2010     599,107   22.18 to  22.98       13,718,315  1.52% to 1.97%     0.83%      8.87%     to   9.35%
2009     708,044   20.37 to  21.01       14,828,965  1.52% to 1.97%     1.19%     24.07%     to  24.64%
2008     791,605   16.42 to  16.86       13,304,132  1.52% to 1.97%     0.82%    -33.86%     to -33.56%
2007     937,193   24.82 to  25.37       23,715,821  1.52% to 1.97%     1.01%      8.25%     to   8.74%
2006   1,118,535   22.93 to  23.33       26,036,977  1.52% to 1.97%     0.56%     10.81%     to  11.31%
MFS Total Return Portfolio (Class 2)
2010   2,101,531   26.60 to  27.64       57,854,501  1.52% to 1.97%     2.71%      7.73%     to   8.22%
2009   2,504,856   24.69 to  25.54       63,751,431  1.52% to 1.97%     3.65%     16.00%     to  16.52%
2008   3,096,393   21.28 to  21.92       67,652,883  1.52% to 1.97%     2.85%    -23.66%     to -23.31%
2007   4,204,979   27.88 to  28.58      119,855,497  1.52% to 1.97%     2.43%      2.05%     to   2.51%
2006   4,834,111   27.32 to  27.88      134,471,263  1.52% to 1.97%     2.22%      9.65%     to  10.14%
Mid-Cap Growth Portfolio (Class 2)
2010   1,843,496   11.49 to  12.11       21,973,145  1.40% to 1.97%     0.00%     22.83%     to  23.53%
2009   2,160,082    9.36 to   9.81       20,869,437  1.40% to 1.97%     0.00%     39.44%     to  40.24%
2008   2,663,058    6.71 to   6.99       18,376,734  1.40% to 1.97%     0.00%    -44.55%     to -44.23%
2007   3,266,960   12.10 to  12.54       40,461,275  1.40% to 1.97%     0.12%     14.49%     to  15.14%
2006   3,875,649   10.57 to  10.89       41,762,710  1.40% to 1.97%     0.00%      0.42%     to   0.99%
Real Estate Portfolio (Class 2)
2010     516,347   21.11 to  21.92       11,265,666  1.52% to 1.97%     1.72%     17.38%     to  17.91%
2009     582,785   17.98 to  18.59       10,789,261  1.52% to 1.97%     2.00%     27.07%     to  27.64%
2008     702,589   14.15 to  14.57       10,191,024  1.52% to 1.97%     2.88%    -45.07%     to -44.82%
2007     940,405   25.76 to  26.40       24,726,909  1.52% to 1.97%     1.14%    -16.14%     to -15.76%
2006   1,235,674   30.72 to  31.34       38,602,878  1.52% to 1.97%     1.23%     31.67%     to  32.26%
Small & Mid Cap Value Portfolio (Class 2)
2010   1,352,751   19.69 to  20.45       27,587,624  1.52% to 1.97%     0.24%     23.21%     to  23.76%
2009   1,604,202   15.98 to  16.53       26,447,744  1.52% to 1.97%     0.71%     39.50%     to  40.13%
2008   1,959,032   11.46 to  11.79       23,050,950  1.52% to 1.97%     0.31%    -36.36%     to -36.08%
2007   2,435,210   18.00 to  18.45       44,841,243  1.52% to 1.97%     0.51%     -0.33%     to   0.12%
2006   2,638,074   18.06 to  18.43       48,539,371  1.52% to 1.97%     0.16%     11.37%     to  11.87%
Technology Portfolio (Class 2)
2010   1,752,932    2.31 to   2.43        4,196,017  1.40% to 1.97%     0.00%     17.75%     to  18.42%
2009   2,103,021    1.96 to   2.05        4,258,272  1.40% to 1.97%     0.00%     47.26%     to  48.10%
2008   2,020,598    1.33 to   1.39        2,767,883  1.40% to 1.97%     0.00%    -52.16%     to -51.89%
2007   2,882,621    2.78 to   2.88(5)     8,221,130  1.40% to 1.97%     0.00%     19.38%     to  20.06%(6)
2006   3,004,655    2.33 to   2.40        7,144,428  1.40% to 1.97%     0.00%     -1.00%     to  -0.43%(6)
Telecom Utility Portfolio (Class 2)
2010     155,083   15.67 to  16.01        2,463,805  1.52% to 1.77%     2.70%     11.42%     to  11.70%
2009     204,034   14.06 to  14.33        2,902,835  1.52% to 1.77%     5.26%     29.56%     to  29.88%
2008     264,730   10.85 to  11.03        2,903,254  1.52% to 1.77%     2.21%    -38.63%     to -38.48%
2007     299,160   17.68 to  17.93        5,342,993  1.52% to 1.77%     2.93%     18.61%     to  18.91%
2006     347,637   14.91 to  15.08        5,224,763  1.52% to 1.77%     3.67%     24.10%     to  24.41%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Total Return Bond Portfolio (Class 2)
2010     882,303   25.53 to  26.14       22,983,900  1.52% to 1.77%     2.61%      4.32%     to   4.58%
2009     894,912   24.47 to  24.99       22,293,889  1.52% to 1.77%     2.05%      9.47%     to   9.74%
2008     527,462   22.35 to  22.77       11,974,186  1.52% to 1.77%     4.33%      3.07%     to   3.33%
2007     311,578   21.69 to  22.04        6,851,081  1.52% to 1.77%     6.36%      3.54%     to   3.80%
2006     340,198   20.95 to  21.23        7,208,970  1.52% to 1.77%     7.14%      7.55%     to   7.82%
Aggressive Growth Portfolio (Class 3)
2010   1,239,636    8.24 to   8.59(5)    15,130,894  1.15% to 2.30%     0.00%     17.72%     to  19.48%
2009   1,056,984    7.00 to   7.19(5)    11,314,343  1.15% to 2.30%     0.00%     34.19%(13) to  38.53%(6)
2008   1,077,634    5.04 to   5.19(5)     8,432,205  1.15% to 2.05%     0.32%    -54.03%     to -53.34%
2007   1,132,730   10.95 to  11.12(5)    19,120,314  1.15% to 2.05%     0.39%     -2.90%     to  -1.85%(6)
2006     951,148   11.28 to  11.33(5)    16,442,147  1.15% to 2.05%     0.00%     10.28%(7)  to  10.68%(7)(6)
Alliance Growth Portfolio (Class 3)
2010   4,315,346   10.21 to  10.70(5)   133,338,609  1.15% to 2.30%     0.63%      7.37%     to   8.71%(6)
2009   4,922,220    9.51 to   9.84(5)   142,097,641  1.15% to 2.30%     0.34%     28.96%(13) to  39.08%
2008   5,913,605    6.91 to   7.08(5)   123,435,605  1.15% to 2.05%     0.00%    -42.08%     to -41.56%(6)
2007   6,743,033   11.92 to  12.11(5)   242,549,984  1.15% to 2.05%     0.00%     11.97%     to  13.01%(6)
2006   5,952,719   10.65 to  10.71(5)   192,039,162  1.15% to 2.05%     0.00%      4.73%(7)  to   5.32%(7)(6)
American Funds Asset Allocation SAST Portfolio (Class 3)
2010   7,176,929    9.94 to  10.34(5)    72,974,449  1.15% to 2.30%     1.36%      9.41%     to  10.72%(6)
2009   4,783,166    9.08 to   9.34(5)    44,109,234  1.15% to 2.30%     2.32%     18.39%(13) to  21.99%(6)
2008   3,863,276    7.39 to   7.66       29,342,054  1.15% to 2.05%     1.24%    -31.59%     to -30.64%
2007   1,635,158   10.80 to  11.04       17,992,072  1.15% to 2.05%     0.06%      3.12%     to   5.01%(6)
2006      46,693   10.48 to  10.51(5)       491,135  1.15% to 2.05%     0.00%      4.70%(7)  to   5.06%(7)(6)
American Funds Global Growth SAST Portfolio (Class 3)
2010  22,149,625   11.08 to  11.50(5)   248,702,974  1.15% to 2.30%     0.74%      8.87%     to  10.13%
2009  13,647,633   10.18 to  10.44(5)   139,541,556  1.15% to 2.30%     2.32%     31.65%(13) to  40.14%(6)
2008  11,445,291    7.30 to   7.45(5)    83,871,758  1.15% to 2.05%     1.30%    -39.87%     to -39.32%
2007   5,142,687   12.13 to  12.28(5)    62,382,919  1.15% to 2.05%     0.00%     12.11%     to  13.13%(6)
2006     183,329   10.82 to  10.86(5)     1,979,194  1.15% to 2.05%     0.00%      7.92%(7)  to   8.29%(7)(6)
American Funds Growth SAST Portfolio (Class 3)
2010  19,719,559   10.04 to  10.41(5)   202,206,183  1.15% to 2.30%     0.26%     15.64%     to  16.97%
2009  16,955,375    8.68 to   8.90(5)   149,351,933  1.15% to 2.30%     1.75%     27.14%(13) to  37.36%
2008  15,565,187    6.34 to   6.48      100,292,669  1.15% to 2.05%     0.50%    -45.33%     to -44.82%
2007   7,222,806   11.60 to  11.75(5)    84,729,982  1.15% to 2.05%     0.02%      9.60%     to  10.65%(6)
2006     140,356   10.58 to  10.61(5)     1,493,428  1.15% to 2.05%     0.00%      5.39%(7)  to   5.72%(7)(6)
American Funds Growth-Income SAST Portfolio (Class 3)
2010  18,469,523    9.30 to   9.66(5)   172,304,601  1.15% to 2.30%     1.08%      8.54%     to   9.80%
2009  17,222,295    8.57 to   8.79(5)   146,800,095  1.15% to 2.30%     2.21%     24.97%(13) to  29.31%
2008  16,380,570    6.65 to   6.80(5)   108,459,833  1.15% to 2.05%     0.91%    -39.33%     to -38.76%
2007   7,486,135   10.96 to  11.10(5)    81,260,540  1.15% to 2.05%     0.04%      2.44%     to   3.44%(6)
2006     150,241   10.70 to  10.74(5)     1,588,821  1.15% to 2.05%     0.00%      6.94%(7)  to   7.28%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Balanced Portfolio (Class 3)
2010   1,705,555   10.45 to  10.89(5)    25,621,524  1.15% to 2.30%     1.85%      8.92%     to  10.28%
2009   1,237,281    9.59 to   9.88(5)    17,878,194  1.15% to 2.30%     3.07%     19.73%(13) to  22.30%(6)
2008   1,041,860    7.87 to   8.08(5)    12,468,044  1.15% to 2.05%     3.19%    -27.71%     to -26.91%
2007   1,045,325   10.89 to  11.05(5)    17,414,478  1.15% to 2.05%     2.82%      2.59%     to   3.78%(6)
2006     963,493   10.61 to  10.65(5)    15,537,708  1.15% to 2.05%     2.60%      5.43%(7)  to   5.79%(7)(6)
Blue Chip Growth Portfolio (Class 3)
2010   5,831,160   10.38 to  10.86(5)    41,946,401  1.15% to 2.30%     0.09%      9.69%     to  10.95%
2009   2,912,641    9.46 to   9.79(5)    17,219,970  1.15% to 2.30%     0.06%     26.52%(13) to  34.94%(6)
2008   2,094,386    7.07 to   7.25(5)     8,965,595  1.15% to 2.05%     0.17%    -40.56%     to -39.85%
2007   2,340,254   11.89 to  12.06(5)    16,543,909  1.15% to 2.05%     0.14%     11.18%     to  12.43%(6)
2006   1,818,174   10.69 to  10.72(5)    11,395,423  1.15% to 2.05%     0.01%      5.92%(7)  to   6.25%(7)(6)
Capital Growth Portfolio (Class 3)
2010   6,772,753    9.49 to   9.93(5)    50,326,688  1.15% to 2.30%     0.00%      6.14%     to   7.72%
2009   7,199,601    8.94 to   9.22(5)    49,854,080  1.15% to 2.30%     0.00%     28.91%(13) to  41.50%(6)
2008   8,151,653    6.30 to   6.51(5)    40,122,091  1.15% to 2.05%     0.00%    -46.74%     to -45.93%
2007   4,001,416   11.84 to  12.05(5)    36,234,272  1.15% to 2.05%     1.48%     10.50%     to  11.97%(6)
2006     384,895   10.71 to  10.76(5)     3,086,071  1.15% to 2.05%     0.10%      6.62%(7)  to   7.07%(7)(6)
Cash Management Portfolio (Class 3)
2010  14,338,501    9.57 to  10.10(5)   181,754,590  1.15% to 2.30%     0.00%     -3.58%     to  -1.62%
2009  18,042,688    9.93 to  10.26(5)   236,878,333  1.15% to 2.30%     2.01%     -2.14%(13) to  -1.34%(6)
2008  27,536,857   10.15 to  10.40(5)   368,421,385  1.15% to 2.05%     3.67%     -1.37%     to  -0.23%
2007  17,016,940   10.29 to  10.43(5)   229,635,212  1.15% to 2.05%     3.74%      1.96%     to   3.06%(6)
2006  12,567,915   10.09 to  10.12(5)   165,908,135  1.15% to 2.05%     2.60%      0.87%(7)  to   1.10%(7)(6)
Corporate Bond Portfolio (Class 3)
2010  24,743,265   13.20 to  13.73(5)   530,895,157  1.15% to 2.30%     6.30%      8.19%     to   9.43%
2009  22,342,572   12.20 to  12.54(5)   459,737,070  1.15% to 2.30%     6.19%     16.27%(13) to  29.15%(6)
2008  21,366,957    9.51 to   9.71(5)   344,108,880  1.15% to 2.05%     4.35%     -9.88%     to  -9.06%
2007  20,321,908   10.55 to  10.68(5)   367,171,144  1.15% to 2.05%     4.15%      3.07%     to   4.01%(6)
2006  12,841,383   10.24 to  10.27(5)   225,928,781  1.15% to 2.05%     4.63%      2.17%(7)  to   2.45%(7)(6)
Davis Venture Value Portfolio (Class 3)
2010  17,604,454    9.70 to  10.08(5)   509,186,685  1.15% to 2.30%     0.56%      9.36%     to  10.62%
2009  15,849,454    8.87 to   9.12(5)   471,246,641  1.15% to 2.30%     1.30%     27.08%(13) to  31.65%(6)
2008  16,951,318    6.77 to   6.92(5)   394,189,704  1.15% to 2.05%     1.38%    -39.57%     to -39.02%
2007  17,320,915   11.20 to  11.35(5)   679,538,448  1.15% to 2.05%     0.71%      3.23%     to   4.19%(6)
2006  14,644,705   10.85 to  10.90(5)   560,311,210  1.15% to 2.05%     0.88%      7.65%(7)  to   8.09%(7)(6)
"Dogs" of Wall Street Portfolio (Class 3)
2010   1,870,469   10.12 to  10.54(5)    22,005,509  1.15% to 2.30%     2.85%     13.45%     to  15.11%
2009   1,203,938    8.92 to   9.15(5)    12,612,965  1.15% to 2.30%     4.65%     18.48%     to  25.74%(13)(6)
2008   1,261,706    7.49 to   7.72(5)    11,223,963  1.15% to 2.05%     2.96%    -28.53%     to -27.63%
2007   1,426,345   10.48 to  10.67(5)    17,644,260  1.15% to 2.05%     2.35%     -4.79%     to  -3.40%(6)
2006   1,413,505   11.00 to  11.05(5)    18,180,059  1.15% to 2.05%     2.50%      8.58%(7)  to   8.99%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Emerging Markets Portfolio (Class 3)
2010   7,869,498   13.85 to  14.42(5)   166,913,850  1.15% to 2.30%     1.26%     15.53%     to  16.87%
2009   7,359,645   11.99 to  12.34(5)   138,954,707  1.15% to 2.30%     0.00%     42.65%(13) to  74.20%(6)
2008   7,858,873    6.93 to   7.08(5)    85,778,979  1.15% to 2.05%     1.46%    -57.59%     to -57.22%
2007   6,169,271   16.34 to  16.56(5)   160,604,624  1.15% to 2.05%     1.94%     38.11%     to  39.44%(6)
2006   4,091,398   11.83 to  11.87(5)    77,151,152  1.15% to 2.05%     0.94%     15.30%(7)  to  15.72%(7)(6)
Equity Opportunities Portfolio (Class 3)
2010   1,772,202    9.48 to   9.91(5)    31,361,295  1.15% to 2.30%     0.46%     13.82%     to  15.46%(6)
2009   2,079,729    8.33 to   8.58(5)    32,677,771  1.15% to 2.30%     0.97%     24.19%(13) to  30.26%(6)
2008   2,510,604    6.40 to   6.59(5)    30,473,527  1.15% to 2.05%     1.17%    -40.07%     to -39.33%
2007   2,944,793   10.67 to  10.85(5)    59,257,669  1.15% to 2.05%     1.54%     -2.60%     to  -1.36%(6)
2006   2,954,863   10.96 to  11.00(5)    60,618,449  1.15% to 2.05%     1.47%      8.49%(7)  to   8.94%(7)(6)
Foreign Value Portfolio (Class 3)
2010  25,903,108    9.33 to   9.68(5)   387,974,778  1.15% to 2.30%     1.94%      0.59%     to   1.75%
2009  19,373,532    9.28 to   9.52(5)   311,034,623  1.15% to 2.30%     2.62%     26.52%(13) to  28.45%(6)
2008  19,597,947    7.25 to   7.41(5)   250,475,847  1.15% to 2.05%     2.81%    -42.23%     to -41.69%
2007  19,952,046   12.55 to  12.71(5)   443,691,315  1.15% to 2.05%     1.74%     11.72%     to  12.75%(6)
2006  20,072,470   11.23 to  11.27(5)   398,541,135  1.15% to 2.05%     0.97%     10.52%(7)  to  10.85%(7)(6)
Fundamental Growth Portfolio (Class 3)
2010   4,934,236   10.15 to  10.61(5)    81,768,665  1.15% to 2.30%     0.00%     13.69%     to  15.38%
2009   5,370,746    8.92 to   9.20(5)    77,863,955  1.15% to 2.30%     0.00%     30.57%(13) to  34.09%(6)
2008   6,033,489    6.69 to   6.86(5)    65,512,346  1.15% to 2.05%     0.00%    -46.14%     to -45.60%
2007   2,780,518   12.43 to  12.61(5)    57,223,390  1.15% to 2.05%     0.00%     12.29%     to  13.53%(6)
2006     264,972   11.07 to  11.10(5)     4,947,564  1.15% to 2.05%     0.00%      8.57%(7)  to   8.93%(7)(6)
Global Bond Portfolio (Class 3)
2010   7,826,147   12.38 to  12.86(5)   155,352,219  1.15% to 2.30%     4.09%      3.61%     to   4.80%
2009   6,438,287   11.95 to  12.27(5)   130,721,653  1.15% to 2.30%     3.34%      6.00%     to   7.56%(13)(6)
2008   5,717,683   11.33 to  11.57(5)   111,899,875  1.15% to 2.05%     3.16%      3.26%     to   4.20%
2007   4,114,757   10.97 to  11.11(5)    78,731,321  1.15% to 2.05%     0.36%      8.84%     to   9.82%(6)
2006   2,672,319   10.08 to  10.11(5)    47,205,334  1.15% to 2.05%    10.28%      0.49%(7)  to   0.79%(7)(6)
Global Equities Portfolio (Class 3)
2010   1,446,322    9.43 to   9.90(5)    26,140,571  1.15% to 2.30%     1.57%     11.35%     to  12.75%
2009   1,216,039    8.47 to   8.78(5)    21,171,000  1.15% to 2.30%     2.58%     27.60%     to  27.70%(13)(6)
2008   1,267,375    6.73 to   6.88(5)    17,737,627  1.15% to 2.05%     1.90%    -44.68%     to -44.18%
2007   1,384,670   12.16 to  12.33(5)    35,551,355  1.15% to 2.05%     1.09%      9.27%     to  10.31%(6)
2006   1,185,703   11.13 to  11.18(5)    27,993,123  1.15% to 2.05%     0.81%      9.56%(7)  to   9.99%(7)(6)
Growth Opportunities Portfolio (Class 3)
2010  16,138,862   11.35 to  11.81(5)   107,540,605  1.15% to 2.30%     0.00%     21.20%     to  22.61%
2009  12,605,872    9.37 to   9.63(5)    63,797,232  1.15% to 2.30%     0.00%     16.61%     to  25.79%(13)(6)
2008   9,697,948    8.09 to   8.26(5)    41,499,559  1.15% to 2.05%     0.00%    -37.37%     to -36.77%
2007   7,169,085   12.91 to  13.06(5)    47,992,334  1.15% to 2.05%     0.00%     18.84%     to  19.88%(6)
2006   5,078,330   10.87 to  10.89(5)    28,417,659  1.15% to 2.05%     0.00%      5.77%(7)  to   6.03%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Growth-Income Portfolio (Class 3)
2010     680,901    8.76 to   9.21(5)    15,141,736  1.15% to 2.30%     0.76%      8.16%     to  10.00%
2009     598,674    8.09 to   8.37(5)    13,677,065  1.15% to 2.30%     1.12%     24.17%(13) to  26.53%(6)
2008     664,354    6.42 to   6.61(5)    12,111,735  1.15% to 2.05%     0.74%    -44.41%     to -43.69%
2007     764,969   11.55 to  11.75(5)    25,653,329  1.15% to 2.05%     0.75%      7.93%     to   9.47%(6)
2006     685,463   10.70 to  10.73(5)    21,335,072  1.15% to 2.05%     0.53%      5.78%(7)  to   6.11%(7)(6)
High-Yield Bond Portfolio (Class 3)
2010   5,112,376   10.54 to  11.13(5)   100,219,843  1.15% to 2.30%    10.17%     11.08%     to  13.01%
2009   5,240,017    9.49 to   9.85(5)    96,956,685  1.15% to 2.30%     9.00%     23.55%(13) to  40.05%(6)
2008   3,893,054    6.81 to   7.03(5)    52,587,028  1.15% to 2.05%    10.52%    -33.98%     to -33.10%
2007   4,009,189   10.32 to  10.51(5)    82,455,078  1.15% to 2.05%     7.37%    -1.44%      to  -0.03%(6)
2006   4,049,169   10.47 to  10.51(5)    83,936,765  1.15% to 2.05%     8.52%      4.12%(7)  to   4.55%(7)(6)
International Diversified Equities Portfolio (Class 3)
2010  15,872,663    9.74 to  10.18(5)   204,539,549  1.15% to 2.30%     3.90%      5.61%     to   6.99%
2009  17,247,631    9.23 to   9.51(5)   209,558,687  1.15% to 2.30%     1.08%     27.35%     to  29.21%(13)(6)
2008  20,024,399    7.30 to   7.47(5)   191,793,161  1.15% to 2.05%     3.17%    -40.88%     to -40.31%
2007  20,035,958   12.34 to  12.51(5)   324,999,091  1.15% to 2.05%     1.97%     12.74%     to  13.75%(6)
2006  17,448,046   10.95 to  11.00(5)   250,526,418  1.15% to 2.05%     0.25%      7.36%(7)  to   7.84%(7)(6)
International Growth and Income Portfolio (Class 3)
2010  16,405,879    8.01 to   8.36(5)   215,335,180  1.15% to 2.30%     3.92%      4.29%     to   5.61%(6)
2009  17,071,094    7.68 to   7.91(5)   214,161,986  1.15% to 2.30%     0.00%     25.98%     to  30.31%(13)(6)
2008  17,353,104    6.15 to   6.28(5)   174,115,497  1.15% to 2.05%     2.97%    -47.13%     to -46.66%
2007  11,611,168   11.62 to  11.78(5)   224,074,458  1.15% to 2.05%     1.60%      4.74%     to   5.68%(6)
2006   6,342,643   11.10 to  11.15(5)   117,562,282  1.15% to 2.05%     1.35%      9.01%(7)  to   9.44%(7)(6)
Marsico Focused Growth Portfolio (Class 3)
2010   4,976,678   10.47 to  10.90(5)    56,367,195  1.15% to 2.30%     0.23%     14.46%     to  15.78%(6)
2009   3,632,045    9.14 to   9.42(5)    36,073,909  1.15% to 2.30%     0.52%     25.76%(13) to  28.89%(6)
2008   3,288,769    7.09 to   7.31(5)    25,555,803  1.15% to 2.05%     0.22%    -42.56%     to -41.64%
2007   3,487,654   12.34 to  12.52(5)    46,728,274  1.15% to 2.05%     0.00%     10.92%     to  12.07%(6)
2006   3,057,551   11.13 to  11.17(5)    36,778,126  1.15% to 2.05%     0.00%     10.02%(7)  to  10.44%(7)(6)
MFS Massachusetts Investors Trust Portfolio (Class 3)
2010   8,210,095   10.32 to  10.75(5)   146,632,293  1.15% to 2.30%     0.86%      8.39%     to   9.64%
2009   4,701,819    9.52 to   9.80(5)    89,091,011  1.15% to 2.30%     1.19%     24.35%(13) to  24.98%(6)
2008   3,410,408    7.66 to   7.84(5)    54,369,774  1.15% to 2.05%     0.88%    -34.13%     to -33.38%
2007   2,125,436   11.63 to  11.77(5)    53,356,709  1.15% to 2.05%     0.94%      7.80%     to   8.89%(6)
2006   2,321,999   10.79 to  10.81(5)    53,764,055  1.15% to 2.05%     0.50%      6.65%(7)  to   6.82%(7)(6)
MFS Total Return Portfolio (Class 3)
2010   8,552,476   10.29 to  10.71(5)   218,109,230  1.15% to 2.30%     2.69%      7.30%     to   8.51%(6)
2009   8,926,199    9.59 to   9.87(5)   219,873,060  1.15% to 2.30%     3.62%     14.76%(13) to  16.83%(6)
2008   9,391,238    8.21 to   8.44(5)   200,778,021  1.15% to 2.05%     2.85%    -23.98%     to -23.11%
2007  11,567,461   10.80 to  10.98(5)   326,148,107  1.15% to 2.05%     2.46%      1.51%     to   2.78%(6)
2006  10,084,962   10.64 to  10.69(5)   278,884,644  1.15% to 2.05%     2.35%      5.54%(7)  to   6.01%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Mid-Cap Growth Portfolio (Class 3)
2010   7,130,205   11.84 to  12.27(5)    84,256,397  1.15% to 2.30%     0.00%     22.30%     to  23.71%
2009   6,660,269    9.68 to   9.92(5)    63,773,990  1.15% to 2.30%     0.00%     30.48%(13) to  40.45%(6)
2008   7,175,903    6.83 to   7.06(5)    49,132,664  1.15% to 2.05%     0.00%    -45.04%     to -44.15%
2007   7,347,399   12.42 to  12.65(5)    90,444,749  1.15% to 2.05%     0.04%     13.75%     to  15.26%(6)
2006   7,154,175   10.92 to  10.97(5)    76,689,316  1.15% to 2.05%     0.00%      7.46%(7)  to   7.96%(7)(6)
Real Estate Portfolio (Class 3)
2010  10,763,539    7.58 to   7.90(5)   184,070,869  1.15% to 2.30%     1.75%     16.88%     to  18.23%
2009   8,379,425    6.49 to   6.68(5)   137,825,012  1.15% to 2.30%     1.89%     27.99%     to  43.69%(13)(6)
2008   7,733,538    5.10 to   5.22(5)   102,996,168  1.15% to 2.05%     3.22%    -45.15%     to -44.68%
2007   5,359,753    9.30 to   9.43(5)   136,407,759  1.15% to 2.05%     1.27%    -16.20%     to -15.54%(6)
2006   3,472,777   11.10 to  11.17(5)   107,216,539  1.15% to 2.05%     1.30%      9.71%(7)  to  10.30%(7)(6)
Small & Mid Cap Value Portfolio (Class 3)
2010  21,707,355   11.93 to  12.37(5)   403,160,331  1.15% to 2.30%     0.20%     22.68%     to  24.09%
2009  19,141,352    9.73 to   9.97(5)   302,277,240  1.15% to 2.30%     0.60%     36.45%(13) to  40.51%(6)
2008  19,911,678    6.94 to   7.10(5)   226,990,705  1.15% to 2.05%     0.22%    -36.48%     to -35.90%
2007  17,135,184   10.93 to  11.07(5)   311,186,779  1.15% to 2.05%     0.45%     -0.53%     to   0.39%(6)
2006  13,641,167   10.99 to  11.03(5)   249,417,557  1.15% to 2.05%     0.08%      7.46%(7)  to   7.86%(7)(6)
Small Company Value Portfolio (Class 3)
2010  13,788,567   10.40 to  10.79(5)   136,217,238  1.15% to 2.30%     0.48%     23.61%     to  25.04%
2009  11,356,383    8.41 to   8.63(5)    89,250,212  1.15% to 2.30%     0.58%     30.14%     to  32.98%(13)(6)
2008  10,485,697    6.47 to   6.63(5)    63,503,984  1.15% to 2.05%     0.22%    -35.33%     to -34.66%
2007   6,940,031   10.00 to  10.15(5)    64,473,065  1.15% to 2.05%     0.00%     -8.86%     to  -7.91%(6)
2006   1,999,516   10.97 to  11.02(5)    20,238,125  1.15% to 2.05%     0.00%      7.25%(7)  to   7.71%(7)(6)
Technology Portfolio (Class 3)
2010   9,020,725   10.46 to  10.94(5)    22,424,712  1.15% to 2.30%     0.00%     17.26%     to  18.60%(6)
2009  10,306,892    8.92 to   9.22(5)    20,975,066  1.15% to 2.30%     0.00%     36.59%(13) to  48.32%(6)
2008   8,297,874    6.03 to   6.22(5)    11,373,447  1.15% to 2.05%     0.00%    -52.47%     to -51.82%
2007   7,848,598   12.68 to  12.90(5)    22,360,904  1.15% to 2.05%     0.00%     18.71%     to  20.24%(6)
2006   5,308,607   10.68 to  10.73(5)    12,558,333  1.15% to 2.05%     0.00%      4.75%(7)  to   5.19%(7)(6)
Telecom Utility Portfolio (Class 3)
2010     663,880   11.52 to  12.05(5)    10,084,377  1.15% to 2.30%     2.76%     10.51%     to  12.01%
2009     624,975   10.43 to  10.76(5)     8,697,071  1.15% to 2.30%     5.52%     27.66%(13) to  30.23%(6)
2008     609,731    8.04 to   8.26(5)     6,565,972  1.15% to 2.05%     2.48%    -39.00%     to -38.31%
2007     377,107   13.18 to  13.39(5)     6,686,022  1.15% to 2.05%     3.76%     17.79%     to  19.20%(6)
2006      79,302   11.19 to  11.24(5)     1,186,455  1.15% to 2.05%     4.50%     11.36%(7)  to  11.77%(7)(6)
Total Return Bond Portfolio (Class 3)
2010  19,095,522   12.53 to  13.07(5)   382,917,792  1.15% to 2.30%     2.90%      3.66%     to   4.86%
2009   8,830,184   12.09 to  12.46(5)   194,108,866  1.15% to 2.30%     2.13%      4.45%(13) to  10.04%(6)
2008   3,920,292   11.05 to  11.32(5)    80,663,357  1.15% to 2.05%     6.15%      2.70%     to   3.61%
2007     165,673   10.76 to  10.93(5)     3,467,341  1.15% to 2.05%     8.15%      2.87%     to   4.03%(6)
2006      78,968   10.46 to  10.50(5)     1,662,700  1.15% to 2.05%     8.06%      3.94%(7)  to   4.35%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Invesco Van Kampen V.I. Capital Growth Fund (Series II)
2010   2,194,616   11.52 to  12.01(5)    23,718,139  1.15% to 2.30%     0.00%     16.55%     to  18.22%
2009   2,817,633    9.89 to  10.16(5)    25,763,129  1.15% to 2.30%     0.00%     34.29%(13) to  63.41%(6)
2008   2,073,166    6.09 to   6.22(5)    11,619,042  1.15% to 2.05%     0.20%    -50.28%     to -49.87%(6)
2007   2,506,101   12.25 to  12.40(5)    28,034,658  1.15% to 2.05%     0.00%     14.12%     to  14.99%(6)
2006   2,909,668   10.74 to  10.78(5)    28,337,928  1.15% to 2.05%     0.00%      6.36%(7)  to   6.75%(7)(6)
Invesco Van Kampen V.I. Comstock Fund (Series II)
2010  23,853,701    9.31 to   9.67(5)   283,683,043  1.15% to 2.30%     0.13%     13.06%     to  14.37%
2009  21,815,548    8.24 to   8.45(5)   234,069,034  1.15% to 2.30%     4.32%     26.94%     to  27.58%(13)(6)
2008  22,559,089    6.52 to   6.66(5)   192,729,911  1.15% to 2.05%     2.27%    -37.10%     to -36.54%
2007  24,395,107   10.37 to  10.49(5)   331,165,533  1.15% to 2.05%     1.62%     -4.26%     to  -3.44%(6)
2006  26,646,078   10.84 to  10.86(5)   376,648,609  1.15% to 2.05%     1.27%      7.33%(7)  to   7.56%(7)(6)
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
2010  36,084,513    9.69 to  10.07(5)   483,038,980  1.15% to 2.30%     0.10%      9.64%     to  10.91%
2009  34,206,154    8.83 to   9.08(5)   425,361,561  1.15% to 2.30%     3.62%     22.69%     to  27.54%(13)(6)
2008  35,118,591    7.23 to   7.40(5)   359,361,497  1.15% to 2.05%     1.80%    -33.59%     to -32.98%
2007  34,758,550   10.88 to  11.04(5)   537,318,833  1.15% to 2.05%     1.32%      0.44%     to   1.35%(6)
2006  31,791,446   10.83 to  10.89(5)   488,270,723  1.15% to 2.05%     0.91%      7.72%(7)  to   8.30%(7)(6)
Diversified International Account (Class 1)
2010     377,301    6.44 to   6.65        2,504,439  1.40% to 1.80%     1.44%     11.16%     to  11.61%
2009     473,099    5.80 to   5.96        2,814,443  1.40% to 1.80%     4.80%     25.04%     to  25.54%
2008     466,175    4.64 to   4.75        2,209,666  1.40% to 1.80%     1.86%    -47.18%     to -46.97%
2007     629,741    8.78 to   8.95        5,628,012  1.40% to 1.80%     2.26%     13.99%     to  14.44%
2006     430,300    7.70 to   7.82        3,361,967  1.40% to 1.80%     1.29%     18.39%     to  18.87%
Equity Income Account (Class 1)
2010   2,690,027    9.29 to   9.65       25,843,438  1.40% to 1.80%     3.18%     14.11%     to  14.56%
2009   3,133,789    8.15 to   8.43       26,297,778  1.40% to 1.80%     5.84%     17.86%     to  18.34%
2008   3,970,484    6.91 to   7.12       28,164,053  1.40% to 1.80%     2.62%    -35.12%     to -34.86%
2007   5,671,344   10.65 to  10.93       61,774,881  1.40% to 1.80%     0.99%      3.36%     to   3.77%
2006   5,752,545   10.31 to  10.53       60,395,735  1.40% to 1.80%     1.60%     16.06%     to  16.52%
Government & High Quality Bond Account (Class 1)
2010     636,769    7.70 to   7.99        5,042,990  1.40% to 1.80%     3.25%      3.96%     to   4.37%
2009     821,902    7.41 to   7.66        6,250,179  1.40% to 1.80%     8.26%      4.57%     to   4.99%
2008     980,933    7.08 to   7.29        7,105,252  1.40% to 1.80%     6.72%      2.81%     to   3.22%
2007   1,339,113    6.89 to   7.06        9,413,525  1.40% to 1.80%     5.60%      4.67%     to   5.09%
2006   1,695,485    6.58 to   6.72       11,351,666  1.40% to 1.80%     4.71%      2.59%     to   3.00%
Income Account (Class 1)
2010   1,208,383    8.72 to   9.06       10,888,418  1.40% to 1.80%     6.33%      6.71%     to   7.14%
2009   1,435,042    8.17 to   8.45       12,072,823  1.40% to 1.80%    10.22%     16.26%     to  16.72%
2008   1,609,192    7.03 to   7.24       11,598,933  1.40% to 1.80%     7.79%     -5.20%     to  -4.82%
2007   2,184,680    7.41 to   7.61       16,563,551  1.40% to 1.80%     6.27%      4.01%     to   4.43%
2006   2,122,228    7.13 to   7.29       15,411,695  1.40% to 1.80%     5.30%      3.03%     to   3.44%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
LargeCap Blend Account II (Class 1)
2010     522,287    6.36 to   6.60        3,420,439  1.40% to 1.80%     2.44%     11.23%     to  11.68%
2009     645,109    5.71 to   5.91        3,786,791  1.40% to 1.80%     1.85%     27.36%     to  27.87%
2008     903,074    4.49 to   4.62        4,143,148  1.40% to 1.80%     1.45%    -37.54%     to -37.29%
2007   1,226,426    7.18 to   7.37        8,977,720  1.40% to 1.80%     1.94%      3.34%     to   3.75%
2006   1,296,826    6.95 to   7.10        9,158,305  1.40% to 1.80%     1.44%      9.87%     to  10.31%
LargeCap Growth Account (Class 1)
2010      93,051    6.95 to   7.22          667,630  1.40% to 1.80%     0.06%     16.26%     to  16.73%
2009     121,352    5.98 to   6.19          745,861  1.40% to 1.80%     0.76%     24.75%     to  25.25%
2008     147,848    4.79 to   4.94          724,967  1.40% to 1.80%     0.54%    -44.18%     to -43.95%
2007     220,373    8.59 to   8.81        1,930,855  1.40% to 1.80%     0.32%     21.17%     to  21.65%
2006     221,503    7.09 to   7.25        1,595,675  1.40% to 1.80%     0.12%      3.07%     to   3.48%
MidCap Blend Account (Class 1)
2010     295,113   10.22 to  10.61        3,108,269  1.40% to 1.80%     2.44%     21.89%     to  22.38%
2009     412,151    8.38 to   8.67        3,551,253  1.40% to 1.80%     2.02%     26.37%     to  26.87%
2008     476,725    6.63 to   6.83        3,240,323  1.40% to 1.80%     1.74%    -30.83%     to -30.55%
2007     627,552    9.59 to   9.84        6,145,928  1.40% to 1.80%     0.94%     -9.50%     to  -9.14%
2006     692,928   10.60 to  10.82        7,472,559  1.40% to 1.80%     1.65%     14.79%     to  15.25%
Money Market Account (Class 1)
2010     658,291    5.83 to   6.07        3,984,221  1.40% to 1.80%     0.00%     -1.78%     to  -1.39%
2009   1,015,368    5.93 to   6.16        6,239,662  1.40% to 1.80%     0.30%     -1.56%     to  -1.17%
2008   2,218,282    6.03 to   6.23       13,782,583  1.40% to 1.80%     2.27%      0.75%     to   1.15%
2007     709,149    5.98 to   6.16        4,361,036  1.40% to 1.80%     4.78%      3.06%     to   3.47%
2006     616,894    5.80 to   5.95        3,665,896  1.40% to 1.80%     4.25%      2.50%     to   2.92%
Principal Capital Appreciation Account (Class 1)
2010   1,217,700   12.46 to  12.94       15,685,617  1.40% to 1.80%     1.53%     13.34%     to  13.79%
2009   1,471,453   10.99 to  11.37       16,662,286  1.40% to 1.80%     1.65%     27.50%     to  28.01%
2008   1,811,699    8.62 to   8.88       16,032,434  1.40% to 1.80%     1.17%    -34.56%     to -34.29%
2007   2,356,937   13.18 to  13.52       31,761,327  1.40% to 1.80%     0.72%      6.79%     to   7.22%
2006   2,438,907   12.34 to  12.61       30,663,761  1.40% to 1.80%     0.48%     10.03%     to  10.47%
Real Estate Securities Account (Class 1)
2010      47,843   17.31 to  17.99          857,796  1.40% to 1.80%     3.08%     22.98%     to  23.96%
2009      49,991   14.08 to  14.51          723,401  1.40% to 1.80%     4.28%     26.12%     to  27.13%
2008      57,651   11.16 to  11.41(5)       655,991  1.40% to 1.80%     2.39%    -34.05%     to -33.79%
2007      76,782   16.93 to  17.24(5)     1,320,025  1.40% to 1.80%     3.69%    -19.15%     to -18.83%
2006      94,034   20.94 to  21.24(5)     1,991,443  1.40% to 1.80%     2.32%     30.83%     to  31.36%
SAM Balanced Portfolio (Class 1)
2010   7,630,083   10.45 to  10.85       82,068,848  1.40% to 1.80%     3.70%     11.58%     to  12.03%
2009   9,604,945    9.36 to   9.69       92,355,490  1.40% to 1.80%     4.12%     21.63%     to  22.12%
2008  12,410,964    7.70 to   7.93       97,804,678  1.40% to 1.80%     4.36%    -27.50%     to -27.21%
2007  16,625,660   10.62 to  10.90      180,098,979  1.40% to 1.80%     2.56%      6.72%     to   7.16%
2006  18,183,081    9.95 to  10.17      183,998,899  1.40% to 1.80%     2.09%      8.63%     to   9.07%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
SAM Conservative Balanced Portfolio (Class 1)
2010   1,005,078    7.82 to   8.11        8,102,931  1.40% to 1.80%     4.35%      9.84%     to  10.28%
2009   1,287,172    7.12 to   7.36        9,421,124  1.40% to 1.80%     3.28%     18.99%     to  19.47%
2008   1,551,759    5.98 to   6.16        9,509,564  1.40% to 1.80%     4.06%    -20.65%     to -20.34%
2007   2,217,123    7.54 to   7.73       17,067,252  1.40% to 1.80%     3.45%      5.63%     to   6.06%
2006   2,412,113    7.14 to   7.29       17,517,026  1.40% to 1.80%     2.69%      6.89%     to   7.32%
SAM Conservative Growth Portfolio (Class 1)
2010   2,827,562   10.46 to  10.86       30,342,312  1.40% to 1.80%     3.39%     13.16%     to  13.61%
2009   3,734,141    9.25 to   9.56       35,334,269  1.40% to 1.80%     5.18%     23.46%     to  23.95%
2008   4,717,995    7.49 to   7.71       36,058,775  1.40% to 1.80%     4.15%    -34.31%     to -34.04%
2007   6,750,665   11.40 to  11.69       78,329,330  1.40% to 1.80%     1.69%      7.34%     to   7.77%
2006   7,480,827   10.62 to  10.85       80,620,425  1.40% to 1.80%     1.58%     10.20%     to  10.64%
SAM Flexible Income Portfolio (Class 1)
2010   1,411,163    9.15 to   9.51       13,335,320  1.40% to 1.80%     5.24%      8.54%     to   8.97%
2009   1,945,377    8.43 to   8.72       16,873,589  1.40% to 1.80%     4.94%     17.82%     to  18.29%
2008   2,823,988    7.15 to   7.37       20,706,070  1.40% to 1.80%     7.04%    -15.30%     to -14.96%
2007   3,665,557    8.44 to   8.67       31,624,757  1.40% to 1.80%     4.66%      4.19%     to   4.61%
2006   3,921,709    8.10 to   8.29       32,371,535  1.40% to 1.80%     4.08%      4.94%     to   5.36%
SAM Strategic Growth Portfolio (Class 1)
2010   1,020,734   11.07 to  11.47       11,620,735  1.40% to 1.80%     2.49%     14.32%     to  14.78%
2009   1,290,665    9.68 to  10.00       12,809,684  1.40% to 1.80%     3.79%     25.18%     to  25.68%
2008   1,476,341    7.73 to   7.95       11,665,110  1.40% to 1.80%     3.97%    -38.54%     to -38.29%
2007   1,880,387   12.58 to  12.89       24,091,224  1.40% to 1.80%     1.21%      7.65%     to   8.08%
2006   2,028,132   11.69 to  11.93(5)    24,061,064  1.40% to 1.80%     1.05%     11.04%     to  11.49%
Short-Term Income Account (Class 1)
2010     399,144    7.26 to   7.55        2,966,046  1.40% to 1.80%     1.97%      2.34%     to   2.75%
2009     457,427    7.09 to   7.34        3,316,828  1.40% to 1.80%     7.18%      7.98%     to   8.41%
2008     438,301    6.57 to   6.77        2,935,709  1.40% to 1.80%     3.16%     -2.34%     to  -1.95%
2007     482,012    6.73 to   6.91        3,299,420  1.40% to 1.80%     5.08%      2.64%     to   3.05%
2006     525,980    6.56 to   6.70        3,500,054  1.40% to 1.80%     4.83%      2.72%     to   3.14%
SmallCap Growth Account II (Class 1)
2010     102,863    6.49 to   6.73          684,577  1.40% to 1.80%     0.00%     24.67%     to  25.17%
2009     124,856    5.21 to   5.38          664,807  1.40% to 1.80%     0.00%     29.39%     to  29.91%
2008     144,293    4.02 to   4.14          593,049  1.40% to 1.80%     0.00%    -42.20%     to -41.97%
2007     237,191    6.96 to   7.13        1,683,650  1.40% to 1.80%     0.00%      3.10%     to   3.51%
2006     271,871    6.75 to   6.89        1,863,932  1.40% to 1.80%     0.00%      4.91%     to   5.33%
SmallCap Value Account I (Class 1)
2010      21,247    9.16 to   9.48          200,565  1.40% to 1.80%     0.74%     23.81%     to  24.31%
2009      30,483    7.40 to   7.62          231,797  1.40% to 1.80%     2.34%     14.37%     to  14.59%
2008      31,852    6.47 to   6.65          211,294  1.40% to 1.80%     0.98%    -32.81%     to -32.77%(6)
2007      31,791    9.62 to   9.89          314,434  1.40% to 1.80%     1.72%    -11.39%     to -10.78%
2006      19,578   10.86 to  11.09          217,020  1.40% to 1.80%     1.04%      9.21%     to  10.66%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Diversified International Account (Class 2)
2010     190,975    6.23 to   6.43        1,222,479  1.55% to 1.95%     1.24%     10.66%     to  11.17%
2009     218,632    5.63 to   5.78        1,259,606  1.55% to 1.95%     4.02%     24.12%     to  24.89%
2008     295,919    4.53 to   4.63        1,368,024  1.55% to 1.95%     1.70%    -47.42%     to -47.20%
2007     737,486    8.62 to   8.77        6,457,706  1.55% to 1.95%     2.12%     13.66%     to  14.12%
2006     581,190    7.59 to   7.68        4,461,640  1.55% to 1.95%     1.52%     17.95%     to  18.42%
Equity Income Account (Class 2)
2010   1,715,096    8.65 to   8.95(5)    15,738,890  1.52% to 2.17%     2.85%     13.04%     to  14.13%
2009   2,212,593    7.65 to   7.84(5)    17,826,430  1.52% to 2.17%     5.08%     17.95%     to  24.36%(13)(6)
2008   3,312,824    6.51 to   6.65(5)    22,674,096  1.52% to 2.02%     2.39%    -34.84%     to -35.11%(6)
2007   5,151,304   10.00 to  10.25(5)    54,513,329  1.52% to 2.02%     0.72%     -0.05%(10) to   2.47%(10)(6)
2006   4,996,995   10.08 to  10.29       51,305,430  1.55% to 1.95%     1.50%     15.58%     to  16.04%
Government & High Quality Bond Account (Class 2)
2010     188,607    7.41 to   7.67        1,437,348  1.55% to 1.95%     3.01%      3.61%     to   4.02%
2009     227,017    7.15 to   7.37        1,664,973  1.55% to 1.95%     6.97%      4.16%     to   4.58%
2008     293,961    6.87 to   7.05        2,066,764  1.55% to 1.95%     6.42%      2.40%     to   2.81%
2007     482,789    6.71 to   6.86        3,301,862  1.55% to 1.95%     5.65%      4.16%     to   4.57%
2006     768,702    6.44 to   6.56        5,028,514  1.55% to 1.95%     4.53%      2.21%     to   2.62%
Income Account (Class 2)
2010     533,544    8.45 to   8.76        4,663,359  1.55% to 1.95%     5.88%      6.17%     to   6.60%
2009     707,569    7.96 to   8.22        5,804,410  1.55% to 1.95%     9.29%     15.89%     to  16.35%
2008   1,058,743    6.87 to   7.07        7,458,920  1.55% to 1.95%     7.50%     -5.61%     to  -5.23%
2007   1,705,116    7.28 to   7.46       12,685,604  1.55% to 1.95%     6.24%      3.72%     to   4.14%
2006   2,210,997    7.01 to   7.16       15,802,004  1.55% to 1.95%     5.41%      2.57%     to   2.98%
LargeCap Blend Account II (Class 2)
2010      92,182    6.11 to   6.34          582,511  1.55% to 1.95%     2.00%     10.78%     to  11.23%
2009     100,674    5.51 to   5.70          572,095  1.55% to 1.95%     1.27%     26.79%     to  27.30%
2008     152,486    4.35 to   4.48          680,571  1.55% to 1.95%     1.27%    -37.73%     to -37.48%
2007     332,804    6.98 to   7.16        2,377,024  1.55% to 1.95%     1.50%      2.90%     to   3.31%
2006     502,522    6.79 to   6.93        3,474,705  1.55% to 1.95%     1.20%      9.50%     to   9.94%
LargeCap Growth Account (Class 2)
2010      60,886    6.73 to   6.98          422,658  1.55% to 1.95%     0.00%     15.82%     to  16.23%
2009      64,764    5.81 to   6.00          387,148  1.55% to 1.95%     0.35%     24.42%     to  24.85%
2008      76,287    4.67 to   4.81          365,890  1.55% to 1.95%     0.24%    -44.39%     to -44.17%
2007     115,826    8.40 to   8.61          994,535  1.55% to 1.95%     0.00%     20.67%     to  21.16%
2006     135,152    6.96 to   7.11          957,698  1.55% to 1.95%     0.00%      2.61%     to   3.02%
MidCap Blend Account (Class 2)
2010      80,624    9.83 to  10.19          817,910  1.55% to 1.95%     2.22%     21.44%     to  21.93%
2009      97,970    8.09 to   8.36          815,986  1.55% to 1.95%     1.54%     25.87%     to  26.37%
2008     120,400    6.43 to   6.62          794,108  1.55% to 1.95%     1.49%    -31.09%     to -30.82%
2007     243,804    9.33 to   9.56        2,325,422  1.55% to 1.95%     0.71%     -9.87%     to  -9.51%
2006     372,499   10.35 to  10.57        3,927,186  1.55% to 1.95%     1.51%     14.31%     to  14.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Money Market Account (Class 2)
2010     384,351    5.68 to   5.89        2,251,961  1.55% to 1.95%     0.00%     -1.93%     to  -1.54%
2009     677,053    5.79 to   5.98        4,033,163  1.55% to 1.95%     0.28%     -1.75%     to  -1.36%
2008   2,367,912    5.89 to   6.06       14,299,967  1.55% to 1.95%     2.07%      0.35%     to   0.75%
2007     741,511    5.87 to   6.01        4,437,007  1.55% to 1.95%     4.41%      2.66%     to   3.07%
2006     468,575    5.72 to   5.84        2,724,190  1.55% to 1.95%     4.11%      2.10%     to   2.51%
Principal Capital Appreciation Account (Class 2)
2010     287,058   11.97 to  12.41        3,548,871  1.55% to 1.95%     1.28%     12.89%     to  13.34%
2009     376,687   10.60 to  10.95        4,111,445  1.55% to 1.95%     0.97%     27.04%     to  27.55%
2008     529,300    8.34 to   8.59        4,534,019  1.55% to 1.95%     0.89%    -34.84%     to -34.58%
2007     892,878   12.81 to  13.13       11,693,715  1.55% to 1.95%     0.50%      6.37%     to   6.79%
2006   1,174,244   12.04 to  12.29       14,402,243  1.55% to 1.95%     0.31%      9.59%     to  10.03%
Real Estate Securities Account (Class 2)
2010      24,526   16.91 to  17.73          430,757  1.55% to 1.95%     2.77%     23.37%     to  24.02%(6)
2009      32,241   13.64 to  14.37          460,675  1.55% to 1.95%     3.48%     26.47%     to  26.72%
2008      48,396   10.78 to  11.34          546,928  1.55% to 1.95%     2.24%    -34.32%     to -34.04%
2007      80,463   16.42 to  17.19        1,379,040  1.55% to 1.95%     3.38%    -19.51%     to -19.18%
2006     108,166   20.40 to  21.27        2,294,813  1.55% to 1.95%     1.92%     30.34%     to  30.86%
SAM Balanced Portfolio (Class 2)
2010   5,280,382    9.84 to  10.51       55,154,015  1.52% to 2.17%     3.50%     10.43%     to  11.63%
2009   6,366,836    8.91 to   9.41       59,616,382  1.52% to 2.17%     3.91%     20.36%(13) to  21.76%
2008   8,976,782    7.37 to   7.73       69,095,751  1.52% to 2.02%     4.13%    -28.24%     to -27.53%
2007  13,691,041   10.27 to  10.67      145,477,816  1.52% to 2.02%     2.32%      3.65%(10) to   6.18%(10)(6)
2006  16,711,342    9.77 to   9.99      166,390,537  1.52% to 1.95%     1.93%      8.24%     to   8.71%
SAM Conservative Balanced Portfolio (Class 2)
2010     890,115   10.41 to  10.96(5)     7,155,837  1.52% to 2.17%     4.05%      8.60%     to  10.05%(6)
2009   1,127,485    9.59 to   9.96(5)     8,207,867  1.52% to 2.17%     2.97%     15.80%(13) to  18.90%(6)
2008   1,589,201    8.13 to   8.38(5)     9,761,789  1.52% to 2.02%     3.85%    -21.45%     to -20.63%
2007   2,523,507   10.35 to  10.56(5)    19,251,280  1.52% to 2.02%     3.21%      3.51%(10) to   5.57%(10)(6)
2006   3,394,114    7.01 to   7.16       24,267,380  1.55% to 1.95%     2.55%      6.40%     to   6.83%
SAM Conservative Growth Portfolio (Class 2)
2010   2,838,301    9.87 to  10.46       29,480,485  1.52% to 2.17%     3.19%     12.04%     to  13.19%
2009   3,492,282    8.81 to   9.24       32,078,347  1.52% to 2.17%     5.02%     23.46%     to  23.99%(13)(6)
2008   4,286,571    7.17 to   7.49       31,929,924  1.52% to 2.02%     3.87%    -34.70%     to -34.30%
2007   6,063,870   10.98 to  11.39       68,797,689  1.52% to 2.02%     1.48%      3.98%(10) to   6.54%(10)(6)
2006   7,199,949   10.40 to  10.61       76,120,627  1.52% to 1.95%     1.38%      9.78%     to  10.26%
SAM Flexible Income Portfolio (Class 2)
2010   1,156,232   10.69 to  11.32(5)    10,602,634  1.52% to 2.17%     5.07%      7.37%     to   8.60%
2009   1,647,151    9.96 to  10.42(5)    13,907,215  1.52% to 2.17%     4.41%     13.13%(13) to  17.81%
2008   2,695,421    8.55 to   8.85(5)    19,300,818  1.52% to 2.02%     6.99%    -16.15%     to -15.32%(6)
2007   5,221,520   10.20 to  10.45(5)    44,239,577  1.52% to 2.02%     4.55%      1.98%(10) to   4.49%(10)
2006   6,820,316    7.98 to   8.12       55,327,490  1.55% to 1.95%     3.93%      4.55%     to   4.97%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
SAM Strategic Growth Portfolio (Class 2)
2010   1,397,038   10.40 to  11.11       15,343,930  1.52% to 2.17%     2.32%     13.29%     to  14.43%
2009   1,614,716    9.18 to   9.71       15,515,066  1.52% to 2.17%     3.60%     25.13%     to  26.37%(13)(6)
2008   1,962,628    7.39 to   7.76       15,090,465  1.52% to 2.02%     3.68%    -38.84%     to -38.50%
2007   2,459,318   12.09 to  12.62       30,798,767  1.52% to 2.02%     0.92%      3.75%(10) to   6.65%(10)(6)
2006   2,516,995   11.45 to  11.71       29,288,163  1.52% to 1.95%     0.88%     10.59%     to  11.07%
Short-Term Income Account (Class 2)
2010     254,355    7.06 to   7.31        1,851,701  1.55% to 1.95%     1.91%      2.35%     to   2.77%
2009     244,737    6.89 to   7.11        1,734,111  1.55% to 1.95%     6.53%      7.69%     to   8.12%
2008     245,835    6.40 to   6.58        1,610,919  1.55% to 1.95%     2.85%     -3.14%     to  -2.75%
2007     347,912    6.61 to   6.76        2,348,855  1.55% to 1.95%     4.95%      2.23%     to   2.64%
2006     480,261    6.47 to   6.59        3,160,390  1.55% to 1.95%     4.39%      2.23%     to   2.64%
SmallCap Growth Account II (Class 2)
2010      52,037    6.27 to   6.48          335,263  1.55% to 1.95%     0.00%     24.23%     to  24.74%
2009      50,781    5.04 to   5.19          262,664  1.55% to 1.95%     0.00%     28.73%     to  29.26%
2008      77,093    3.92 to   4.02          308,928  1.55% to 1.95%     0.00%    -42.39%     to -42.16%
2007     112,150    6.80 to   6.95          777,178  1.55% to 1.95%     0.00%      2.63%     to   3.04%
2006     147,936    6.63 to   6.74          994,542  1.55% to 1.95%     0.00%      4.53%     to   4.94%
SmallCap Value Account I (Class 2)
2010      18,235    8.99 to   9.32          168,872  1.55% to 1.95%     0.83%     22.51%     to  23.88%
2009      13,920    7.33 to   7.52          104,411  1.55% to 1.95%     1.93%     12.90%     to  14.10%
2008      15,299    6.50 to   6.59          100,645  1.55% to 1.95%     0.78%    -32.74%     to -32.94%(6)
2007      23,212    9.66 to   9.83          227,931  1.55% to 1.95%     2.05%    -11.34%     to -11.09%
2006      23,541   10.90 to  11.05          260,044  1.55% to 1.95%     0.96%      9.78%     to  10.15%
Columbia Asset Allocation Fund, Variable Series (Class A)
2010      61,271   11.29 to  11.74          717,063  1.52% to 2.02%     2.57%     10.52%     to  11.72%
2009      81,637   10.21 to  10.50          855,920  1.52% to 2.02%     4.22%     18.66%(13) to  22.13%
2008      98,468    8.45 to   8.60          845,416  1.52% to 1.77%     3.36%    -29.59%     to -29.40%
2007     117,403   11.99 to  12.18        1,427,849  1.52% to 1.77%     2.83%      7.25%     to   7.53%
2006     121,392   11.18 to  11.33        1,373,371  1.52% to 1.77%     4.62%      7.27%     to   7.55%
Columbia Large Cap Value Fund, Variable Series (Class A)
2010     364,851   10.98 to  11.43        4,153,700  1.52% to 2.02%     1.60%     12.08%     to  13.26%
2009     433,315    9.80 to  10.09        4,359,704  1.52% to 2.02%     3.00%     22.12%     to  22.42%(13)(6)
2008     521,919    8.10 to   8.26        4,302,907  1.52% to 1.77%     2.45%    -38.18%     to -38.02%
2007     601,288   13.10 to  13.33        7,999,484  1.52% to 1.77%     1.44%      0.93%     to   1.19%
2006     581,409   12.98 to  13.17        7,643,812  1.52% to 1.77%     3.09%     16.08%     to  16.37%
Columbia Small Company Growth Fund, Variable Series (Class A)
2010     159,274   11.83 to  12.29        1,951,181  1.52% to 2.02%     0.00%     25.18%     to  26.44%
2009     221,739    9.45 to   9.72        2,147,620  1.52% to 2.02%     0.00%     23.76%     to  28.14%(13)(6)
2008     273,607    7.70 to   7.85        2,142,258  1.52% to 1.77%     0.00%    -41.86%     to -41.72%
2007     312,820   13.24 to  13.48        4,201,917  1.52% to 1.77%     0.00%     11.47%     to  11.75%
2006     337,697   11.88 to  12.06        4,061,145  1.52% to 1.77%     0.00%     10.44%     to  10.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Columbia High Yield Fund, Variable Series (Class A)
2010   1,415,148   17.77 to  18.55       25,984,432  1.52% to 2.17%     7.78%      9.54%     to  10.27%
2009   1,372,893   16.22 to  16.82(5)    22,869,890  1.52% to 2.17%    10.42%     21.56%(13) to  41.98%
2008   1,370,354   11.54 to  11.85(5)    16,096,884  1.52% to 2.02%    10.46%    -26.27%     to -25.91%
2007   1,773,530   15.66 to  15.99(5)    28,133,242  1.52% to 2.02%     5.17%     -0.33%     to   0.31%
2006   1,942,396   15.71 to  15.95(5)    30,752,895  1.52% to 2.02%     2.48%      4.54%(8)  to   9.57%
Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2010   3,687,487   10.94 to  11.47       41,882,170  1.52% to 2.17%     0.45%     15.84%     to  16.93%
2009   4,675,588    9.44 to   9.81       45,470,864  1.52% to 2.17%     0.66%     24.94%(13) to  26.73%
2008   5,561,387    7.52 to   7.74       42,729,644  1.52% to 2.02%     0.10%    -42.47%     to -42.19%
2007   6,418,154   13.07 to  13.39(5)    85,408,402  1.52% to 2.02%     0.12%     11.43%     to  11.86%(6)
2006   6,596,122   11.73 to  11.97       78,555,725  1.52% to 2.02%     0.00%      6.64%     to   8.34%(8)(6)
Columbia Marsico Growth Fund, Variable Series (Class A)
2010     323,404   10.53 to  10.91        3,520,564  1.52% to 2.02%     0.12%     18.71%     to  19.71%
2009     441,440    8.87 to   9.12        4,016,044  1.52% to 2.02%     0.76%     24.10%(13) to  24.75%
2008     541,437    7.17 to   7.31        3,949,604  1.52% to 1.77%     0.32%    -40.51%     to -40.36%
2007     640,251   12.05 to  12.25        7,830,687  1.52% to 1.77%     0.08%     15.42%     to  15.71%
2006     630,078   10.44 to  10.59        6,660,456  1.52% to 1.77%     0.00%      4.23%     to   4.49%
Columbia Marsico 21st Century Fund, Variable Series (Class A)
2010     107,059   14.75 to  15.28        1,631,456  1.52% to 2.02%     0.00%     14.52%     to  15.64%
2009     131,028   12.88 to  13.21        1,724,985  1.52% to 2.02%     0.12%     25.15%     to  31.66%(13)(6)
2008     138,259   10.36 to  10.56        1,456,190  1.52% to 1.77%     0.00%    -44.56%     to -44.42%
2007     138,148   18.68 to  18.99        2,614,595  1.52% to 1.77%     0.50%     17.19%     to  17.49%
2006     133,483   15.94 to  16.17        2,152,593  1.52% to 1.77%     0.18%     17.64%     to  17.94%
Columbia Mid Cap Growth Fund, Variable Series (Class A)
2010     121,959   10.43 to  11.58        1,383,881  1.52% to 2.02%     0.07%     27.15%     to  28.11%
2009     161,899    8.20 to   9.04        1,429,293  1.52% to 2.02%     0.00%     35.71%(13) to  41.67%
2008     179,757    5.83 to   6.38        1,123,982  1.52% to 1.77%     0.00%    -45.26%     to -45.13%
2007     194,214   10.66 to  11.62        2,211,393  1.52% to 1.77%     0.11%     17.77%     to  18.07%
2006     224,283    9.05 to   9.84        2,165,600  1.52% to 1.77%     0.00%     15.62%     to  15.91%
Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2010     248,600   17.21 to  17.75        4,403,401  1.52% to 2.02%     0.69%     11.11%     to  12.01%
2009     296,817   15.49 to  15.85        4,694,413  1.52% to 2.02%     1.88%     25.60%(13) to  35.87%
2008     380,058   11.47 to  11.66        4,425,940  1.52% to 1.77%     1.26%    -49.39%     to -49.27%
2007     404,480   22.66 to  22.99        9,285,181  1.52% to 1.77%     0.11%     17.58%     to  17.87%
2006     407,568   19.27 to  19.50        7,939,963  1.52% to 1.77%     0.29%     21.06%     to  21.36%
Asset Allocation Fund (Class 2)
2010   5,407,120   15.54 to  15.87       85,697,533  1.52% to 1.77%     1.93%     10.53%     to  10.81%
2009   6,290,551   14.06 to  14.32       89,982,813  1.52% to 1.77%     2.33%     21.81%     to  22.12%
2008   7,239,553   11.54 to  11.72       84,806,694  1.52% to 1.77%     2.38%    -30.75%     to -30.57%
2007   8,948,609   16.67 to  16.89      151,021,559  1.52% to 1.77%     2.13%      4.68%     to   4.95%
2006   9,276,573   15.92 to  16.09      149,201,594  1.52% to 1.77%     2.24%      4.73%(9)  to  12.93%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Growth Fund (Class 2)
2010  14,920,017   22.17 to  23.01      342,056,864  1.52% to 1.97%     1.44%      9.57%     to  10.06%
2009  17,654,633   20.23 to  20.91      367,855,392  1.52% to 1.97%     1.41%     39.53%     to  40.16%
2008  20,560,268   14.50 to  14.92      305,800,211  1.52% to 1.97%     1.68%    -39.59%     to -39.32%
2007  24,347,951   24.00 to  24.59      597,059,462  1.52% to 1.97%     2.68%     12.61%     to  13.12%
2006  24,092,230   21.32 to  21.74      522,537,934  1.52% to 1.97%     0.83%     18.08%     to  18.61%
Growth Fund (Class 2)
2010  23,161,429   19.07 to  19.79      456,326,337  1.52% to 1.97%     0.70%     16.37%     to  16.89%
2009  27,875,080   16.39 to  16.93      470,030,372  1.52% to 1.97%     0.65%     36.70%     to  37.31%
2008  32,104,323   11.99 to  12.33      394,455,264  1.52% to 1.97%     0.75%    -45.06%     to -44.82%
2007  37,442,579   21.82 to  22.34      834,187,972  1.52% to 1.97%     0.76%     10.16%     to  10.66%
2006  39,467,458   19.81 to  20.19      795,069,301  1.52% to 1.97%     0.85%      8.07%     to   8.56%
Growth-Income Fund (Class 2)
2010  26,741,866   15.79 to  16.40      436,801,880  1.52% to 1.97%     1.44%      9.25%     to   9.75%
2009  31,212,080   14.46 to  14.94      464,726,621  1.52% to 1.97%     1.58%     28.68%     to  29.26%
2008  35,657,770   11.23 to  11.56      410,931,178  1.52% to 1.97%     1.64%    -39.06%     to -38.79%
2007  41,685,459   18.44 to  18.89      785,132,652  1.52% to 1.97%     1.48%      2.99%     to   3.46%
2006  43,071,182   17.90 to  18.25      784,498,398  1.52% to 1.97%     1.65%     12.96%     to  13.47%
Asset Allocation Fund (Class 3)
2010     922,960   46.75 to  47.37       43,700,036  1.30% to 1.40%     1.99%     11.05%     to  11.16%
2009   1,017,052   42.10 to  42.62       43,321,176  1.30% to 1.40%     2.32%     22.23%     to  22.35%
2008   1,178,662   34.44 to  34.83       41,036,878  1.30% to 1.40%     2.43%    -30.37%     to -30.30%
2007   1,427,576   49.47 to  49.97       71,314,007  1.30% to 1.40%     2.12%      5.08%     to   5.18%
2006   1,601,343   47.08 to  47.51       76,054,888  1.30% to 1.40%     2.15%     13.16%     to  13.27%
Cash Management Fund (Class 3)
2010     612,158   21.65 to  21.94       13,423,722  1.30% to 1.40%     0.00%     -1.74%     to  -1.64%
2009     785,727   22.03 to  22.30       17,519,838  1.30% to 1.40%     0.21%     -1.70%     to  -1.60%
2008   1,113,284   22.42 to  22.67       25,225,866  1.30% to 1.40%     1.67%      0.57%     to   0.67%
2007     895,103   22.29 to  22.52       20,152,748  1.30% to 1.40%     6.98%      3.38%     to   3.48%
2006     836,379   21.56 to  21.76       18,196,166  1.30% to 1.40%     2.19%      3.19%     to   3.29%
Growth Fund (Class 3)
2010   1,282,399  178.27 to 180.63      231,541,625  1.30% to 1.40%     0.76%     17.11%     to  17.23%
2009   1,494,840  152.22 to 154.09      230,247,705  1.30% to 1.40%     0.69%     37.58%     to  37.72%
2008   1,767,217  110.64 to 111.89      197,665,581  1.30% to 1.40%     0.81%    -44.71%     to -44.66%
2007   2,105,017  200.12 to 202.17      425,443,840  1.30% to 1.40%     0.79%     10.87%     to  10.98%
2006   2,476,760  180.50 to 182.16      451,036,649  1.30% to 1.40%     0.77%      8.75%     to   8.86%
Growth-Income Fund (Class 3)
2010   1,727,264  119.25 to 120.84      208,592,720  1.30% to 1.40%     1.47%      9.95%     to  10.06%
2009   2,051,954  108.46 to 109.79      225,163,090  1.30% to 1.40%     1.61%     29.48%     to  29.61%
2008   2,421,334   83.76 to  84.70      205,009,214  1.30% to 1.40%     1.68%    -38.65%     to -38.59%
2007   2,937,093  136.53 to 137.93      404,960,122  1.30% to 1.40%     1.49%      3.66%     to   3.76%
2006   3,444,347  131.72 to 132.93      457,705,512  1.30% to 1.40%     1.52%     13.70%     to  13.81%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
High-Income Bond Fund (Class 3)
2010     287,610   79.38 to  80.43       23,121,444  1.30% to 1.40%     7.29%     13.54%     to  13.66%
2009     334,808   69.91 to  70.76       23,685,327  1.30% to 1.40%     7.13%     37.21%     to  37.34%
2008     352,080   50.95 to  51.52       18,134,272  1.30% to 1.40%     6.99%    -24.82%     to -24.75%
2007     404,046   67.78 to  68.47       27,657,188  1.30% to 1.40%    10.61%     -0.01%     to   0.09%
2006     489,770   67.79 to  68.41       33,496,125  1.30% to 1.40%     5.87%      9.12%     to   9.23%
International Fund (Class 3)
2010   1,195,394   50.14 to  50.80       60,705,085  1.30% to 1.40%     2.04%      5.77%     to   5.87%
2009   1,417,411   47.40 to  47.98       67,987,799  1.30% to 1.40%     1.55%     41.26%     to  41.40%
2008   1,671,356   33.56 to  33.94       56,701,012  1.30% to 1.40%     1.82%    -42.91%     to -42.85%
2007   2,080,064   58.78 to  59.38      123,482,824  1.30% to 1.40%     1.46%     18.43%     to  18.55%
2006   2,405,011   49.63 to  50.09      120,436,613  1.30% to 1.40%     1.61%     17.42%     to  17.53%
U.S. Government/AAA-Rated Securities Fund (Class 3)
2010     687,580   37.44 to  37.94       26,067,499  1.30% to 1.40%     1.72%      4.35%     to   4.45%
2009     753,235   35.88 to  36.32       27,342,808  1.30% to 1.40%     2.38%      1.15%     to   1.25%
2008     920,427   35.47 to  35.87       33,001,741  1.30% to 1.40%     2.85%      6.16%     to   6.27%
2007     855,535   33.41 to  33.76       28,870,237  1.30% to 1.40%     7.29%      5.15%     to   5.26%
2006     996,762   31.78 to  32.07       31,959,063  1.30% to 1.40%     3.74%      2.36%     to   2.46%
Growth and Income Portfolio (Class VC)
2010  21,726,327    8.92 to   9.31(5)   249,602,582  1.15% to 2.30%     0.58%     14.76%     to  16.07%
2009  21,685,033    7.78 to   8.03(5)   218,701,580  1.15% to 2.30%     1.02%     17.54%     to  22.85%(13)(6)
2008  22,178,040    6.61 to   6.83(5)   191,962,266  1.15% to 2.05%     1.55%    -37.97%     to -37.15%
2007  20,216,084   10.66 to  10.86(5)   281,634,255  1.15% to 2.05%     1.32%      0.82%     to   2.25%
2006  17,926,774   10.58 to  10.62(5)   246,019,110  1.15% to 2.05%     1.35%      4.82%(7)  to   5.29%(7)(6)
Mid-Cap Value Portfolio (Class VC)
2010   2,497,517   13.45 to  13.75       34,280,758  1.52% to 1.77%     0.39%     23.23%     to  23.54%
2009   2,906,341   10.91 to  11.13       32,294,873  1.52% to 1.77%     0.47%     24.40%     to  24.71%
2008   3,725,186    8.77 to   8.92       33,200,982  1.52% to 1.77%     1.11%    -40.42%     to -40.27%
2007   5,311,917   14.73 to  14.94       79,277,583  1.52% to 1.77%     0.38%     -1.18%     to  -0.94%
2006   6,529,071   14.90 to  15.08       98,390,983  1.52% to 1.77%     0.46%     10.26%     to  10.54%
BB&T Capital Manager Equity VIF
2010     198,013    9.76 to  10.21(5)     2,012,635  1.52% to 2.17%     1.52%     12.22%     to  13.24%
2009     254,380    8.70 to   9.01(5)     2,284,872  1.52% to 2.17%     0.86%     23.36%     to  26.47%(13)(6)
2008     341,013    7.10 to   7.31(5)     2,485,457  1.52% to 2.02%     1.35%    -39.88%     to -39.16%(6)
2007     396,678   11.82 to  12.01(5)     4,754,397  1.52% to 2.02%     2.78%     -0.30%     to   0.53%
2006     297,909   11.85 to  11.95(5)     3,554,572  1.52% to 2.02%     1.19%      6.79%(8)  to  14.01%
BB&T Mid Cap Growth VIF
2010          --                --               --             --        --                        --
2009     151,635    8.43 to   8.65(5)     1,308,831  1.52% to 2.17%     0.00%     25.76%     to  30.28%(13)(6)
2008     344,753    6.75 to   6.88(5)     2,364,860  1.52% to 2.02%     0.00%    -52.75%     to -52.51%(6)
2007     298,407   14.29 to  14.49(5)     4,313,645  1.52% to 2.02%     0.00%     32.03%     to  32.98%
2006     215,430   10.82 to  10.89(5)     2,343,054  1.52% to 2.02%     0.16%      5.69%(8)  to   5.93%(8)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
BB&T Select Equity VIF
2010     190,884    8.78 to   9.21(5)     1,745,230  1.52% to 2.17%     1.27%      8.98%     to  10.24%
2009     221,514    8.05 to   8.35(5)     1,836,714  1.52% to 2.17%     1.00%     16.71%     to  23.46%(13)(6)
2008     271,911    6.96 to   7.16(5)     1,932,960  1.52% to 2.02%     1.57%    -38.91%     to -38.37%
2007     335,934   11.40 to  11.62(5)     3,879,807  1.52% to 2.02%     2.01%     -8.29%     to  -7.29%
2006     174,402   12.43 to  12.53(5)     2,174,000  1.52% to 2.02%     0.97%      6.89%(8)  to  19.45%
BB&T Special Opportunities Equity VIF
2010   1,035,403   14.60 to  15.03(5)    15,483,642  1.52% to 2.17%     0.06%     13.58%     to  14.48%
2009   1,117,946   12.85 to  13.12(5)    14,612,765  1.52% to 2.17%     0.00%     27.30%(13) to  41.37%(6)
2008     979,881    9.12 to   9.28(5)     9,070,268  1.52% to 2.02%     0.15%    -35.04%     to -34.71%(6)
2007     721,360   14.04 to  14.22(5)    10,239,903  1.52% to 2.02%     0.00%     10.96%     to  11.70%
2006     263,198   12.66 to  12.73(5)     3,349,682  1.52% to 2.02%     0.05%      8.33%(8)  to  22.83%
BB&T Total Return Bond VIF
2010     750,050   11.82 to  12.36(5)     9,243,994  1.52% to 2.17%     3.85%      5.35%     to   6.10%(6)
2009     813,916   11.22 to  11.65(5)     9,457,386  1.52% to 2.17%     4.02%      5.05%(13) to   6.93%(6)
2008     881,670   10.57 to  10.89(5)     9,579,684  1.52% to 2.02%     4.13%      1.12%     to   1.82%(6)
2007     786,205   10.45 to  10.70(5)     8,405,798  1.52% to 2.02%     4.13%      3.12%     to   4.86%
2006     300,793   10.13 to  10.20(5)     3,070,867  1.52% to 2.02%     4.03%      0.05%(8)  to   1.91%
MTB Managed Allocation Fund - Moderate Growth II
2010          39    9.69 to   9.77              375  1.52% to 1.77%     0.86%      8.51%     to   8.89%
2009          44    8.93 to   8.97              394  1.52% to 1.77%     0.00%     23.48%     to  23.73%
2008         234    7.23 to   7.25            1,697  1.52% to 1.77%     4.81%    -30.15%     to -29.81%
2007          20   10.30 to  10.38              207  1.52% to 1.77%     1.94%      3.05%(11) to   3.81%(11)
2006          --                --               --             --        --                        --
Franklin Income Securities Fund (Class 2)
2010   4,540,183   10.18 to  10.56(5)    47,357,563  1.15% to 2.30%     6.03%      9.89%     to  11.38%(6)
2009   2,198,185    9.26 to   9.48(5)    20,645,365  1.15% to 2.30%     7.12%     25.18%(13) to  34.05%(6)
2008   1,013,572    7.00 to   7.07(5)     7,131,063  1.15% to 2.05%     6.92%    -30.02%(12) to -29.30%(12)(6)
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2010   3,952,710    9.01 to   9.32(5)    36,380,043  1.15% to 2.30%     2.29%      7.43%     to   8.99%(6)
2009   3,482,506    8.39 to   8.56(5)    29,523,958  1.15% to 2.30%     2.86%     25.44%(13) to  28.76%(6)
2008   2,814,991    6.56 to   6.64       18,615,929  1.15% to 2.05%     4.22%    -34.40%(12) to -33.55%(12)(6)
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Balanced Portfolio (Class 3)
2010   2,867,378   11.25 to  11.65(5)    32,841,923  1.15% to 2.30%     4.17%      5.65%(14) to   6.81%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Allocation Growth Portfolio (Class 3)
2010     411,426   10.89 to  11.17(5)     4,539,712  1.30% to 2.30%     2.24%      8.15%(14) to   9.39%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Moderate Growth Portfolio (Class 3)
2010   4,992,596   10.92 to  11.34(5)    55,508,068  1.15% to 2.30%     3.21%      7.12%(14) to   8.38%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Moderate Portfolio (Class 3)
2010   3,880,104   11.18 to  11.62(5)    44,214,654  1.15% to 2.30%     3.88%      6.60%(14) to   7.77%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Real Return Portfolio (Class 3)
2010   7,405,888   11.20 to  11.62(5)    84,421,305  1.15% to 2.30%     2.25%      0.08%(14) to   1.23%(14)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(5) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(6) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

(7) For the period from the effective date of September 5, 2006 to December 31, 2006.

(8) For the period from the effective date of September 29, 2006 to December 31, 2006.

(9)  For the period from the effective date of May 1, 2006 to December 31, 2006.

(10) For the period from the effective date of January 29, 2007 to December 31, 2007.

(11) For the period from the effective date of February 5, 2007 to December 31, 2007.

(12) For the period from the effective date of February 4, 2008 to December 31, 2008.

(13) For the period from the effective date of May 13, 2009 to December 31, 2009.

(14) For the period from the effective date of January 19, 2010 to December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       Page
                                                                                                     Number(s)
                                                                                                     ---------
Report of Independent Registered Public Accounting Firm                                                     --

Consolidated Balance Sheets -- December 31, 2010 and 2009 (restated)                                    1 to 2

Consolidated Statements of Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             3

Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             4

Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             5

Consolidated Statements of Cash Flows -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                        6 to 7

Notes to Consolidated Financial Statements                                                             8 to 65

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company and subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009 (restated), and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

As described in Note 2 to the consolidated financial statements, the Company restated its 2009 and 2008 consolidated financial statements.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
ASSETS:
Investments:
 Fixed maturity securities, available for sale, at fair
   value (amortized cost:  2010 - $2,575; 2009 - $2,006)      $ 2,620  $  1,888
 Fixed maturity securities, trading, at fair value                 19        11
 Equity securities, available for sale, at fair value (cost:
   2009 - $1)                                                      --         1
 Mortgage and other loans receivable, (net of allowance:
   2010 - $21; 2009 - $7)                                         395       394
 Policy loans                                                     116       128
 Mutual funds                                                       1        18
 Partnerships                                                     194       173
 Derivative assets, at fair value                                 131       207
 Short-term investments (portion measured at fair value:
   2010 - $491; 2009 - $651)                                      706       784
                                                              -------  --------
Total investments                                               4,182     3,604

Cash                                                               76        62
Accrued investment income                                          37        35
Income taxes receivable from Parent                                38       291
Deferred policy acquisition costs                                 612       671
Deferred sales inducements                                        108       155
Deferred tax asset                                                  7       141
Amounts due from related parties                                   16        --
Receivable from brokers                                             1         1
Other assets                                                       71        57
Separate account assets, at fair value                         22,685    21,799
                                                              -------  --------
TOTAL ASSETS                                                  $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                $ 3,645  $  3,717
Future policy benefits                                            370       424
Payable to brokers                                                  3        --
Amounts due to related parties                                     --        14
Derivative liabilities, at fair value                              --         7
Other liabilities                                                 220       159
Separate account liabilities                                   22,685    21,799
                                                              -------  --------
TOTAL LIABILITIES                                              26,923    26,120
                                                              -------  --------

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                              4         4
 Additional paid-in capital                                     1,245     1,224
 Accumulated deficit                                             (372)     (461)
 Accumulated other comprehensive income (loss)                     33       (71)
                                                              -------  --------
TOTAL SHAREHOLDER'S EQUITY                                        910       696
                                                              -------  --------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
REVENUES:
 Fee income:
   Variable annuity fees, net of reinsurance                        $   470    $   424    $   525
   Asset management fees                                                 40         35         58
   Universal life insurance policy fees, net of reinsurance              25         28         30
   Surrender charges                                                     15         20         38
   Other fees                                                            13         11         13
                                                                    -------    -------    -------
 Total fee income                                                       563        518        664
 Net investment income                                                  206        208        182
 Net realized investment gains (losses):
   Total other-than-temporary impairment losses on available
     for sale securities                                                (54)      (159)      (642)
   Portion of impairment losses on fixed maturities, available
     for sale recognized in other comprehensive income (loss)           (15)        35         --
                                                                    -------    -------    -------
   Net other-than-temporary impairments on available for sale
     fixed maturity securities recognized in net income (loss)          (69)      (124)      (642)
   Other realized investment gains (losses)                             151        318       (920)
                                                                    -------    -------    -------
 Total net realized investment gain (loss)                               82        194     (1,562)
                                                                    -------    -------    -------
TOTAL REVENUES                                                          851        920       (716)
                                                                    -------    -------    -------

BENEFITS AND EXPENSES:
 Interest credited on policyholder contract deposits                    129        133        153
 Amortization of deferred sales inducements                              71        103         66
 Policyholder benefits                                                   32        196        402
 Amortization of deferred policy acquisition costs                      221        523        488
 General and administrative expenses, net of deferrals                  166        176        180
 Commissions, net of deferrals                                           88         75         95
                                                                    -------    -------    -------
TOTAL BENEFITS AND EXPENSES                                             707      1,206      1,384
                                                                    -------    -------    -------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                       144       (286)    (2,100)

INCOME TAX EXPENSE (BENEFIT)                                             55       (115)      (511)
                                                                    -------    -------    -------

NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains of fixed maturity investments on which
   other-than-temporary credit impairments were taken                   383      1,538        121
 Deferred income tax benefit (expense) on above changes                 (57)      (106)        68

 Net unrealized gains on all other invested assets arising
   during the period                                                     --          3        154
 Deferred income tax expense on above changes                            --         (1)       (57)

 Reclassification adjustment for net realized losses
   included in net income (loss)                                       (342)    (1,901)      (466)
 Deferred income tax benefit on above changes                           120        665        163

 Adjustment to deferred policy acquisition costs and
   deferred sales inducements                                            --         --         (3)
 Deferred income tax benefit on above changes                            --         --          1

 Foreign currency translation adjustments                                --          2         (6)
 Deferred income tax benefit (expense) on above changes                  --         (1)         2
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS)                                       104        199        (23)
                                                                    -------    -------    -------

COMPREHENSIVE INCOME (LOSS)                                         $   193    $    28    $(1,612)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                             Years ended December 31,
                                                          ------------------------------
                                                                       2009       2008
                                                           2010      Restated   Restated
                                                          -------    --------   --------
                                                                  (In millions)
COMMON STOCK:
   Balance at beginning and end of year                   $     4    $     4    $     4
                                                          -------    -------    -------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                             1,224      1,220        935
     Capital contribution from Parent (see Note 12)            21          4        285
                                                          -------    -------    -------
   Balance at end of year                                   1,245      1,224      1,220
                                                          -------    -------    -------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                              (461)      (466)     1,123
     Cumulative effect of accounting change, net of tax        --        176         --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                   (461)      (290)     1,123
     Net income (loss)                                         89       (171)    (1,589)
                                                          -------    -------    -------
   Balance at end of year                                    (372)      (461)      (466)
                                                          -------    -------    -------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                               (71)      (127)      (104)
     Cumulative effect of accounting change, net of tax        --       (143)        --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                    (71)      (270)      (104)
     Other comprehensive income (loss)                        104        199        (23)
                                                          -------    -------    -------
   Balance at end of year                                      33        (71)      (127)
                                                          -------    -------    -------

TOTAL SHAREHOLDER'S EQUITY                                $   910    $   696    $   631
                                                          =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                                     $    89    $  (171)   $(1,589)
ADJUSTMENTS TO  RECONCILE  NET INCOME  (LOSS) TO NET CASH
   PROVIDED BY OPERATING ACTIVITIES:
   Interest credited on policyholder contract deposits                    129        133        153
   Net realized investment (gain) loss                                    (82)      (194)     1,562
   Amortization of deferred policy acquisition costs                      221        523        488
   Amortization of deferred sales inducements                              71        103         66
   Net (increase) decrease in partnerships attributable to equity
     accounting                                                           (25)       (37)        56
   Net unrealized (gain) loss on fixed maturity securities, trading        (8)        --          3
   Accretion of net discount on investments                                (7)        (8)        (7)
   Deferral of acquisition costs                                         (172)       (87)      (212)
   Provision for deferred income taxes (benefit)                           77        177       (618)
   Capitalized interest                                                    (9)        (9)       (10)
   Change in:
     Accrued investment income                                             (2)         4         13
     Income taxes receivable from/payable to Parent                       253       (370)        87
     Other assets                                                           5         (7)        14
     Due from/to related parties                                          (30)         6        (32)
     Future policy benefits                                               (54)        40        309
     Other liabilities                                                     19         21        (62)
     Other, net                                                            (9)        24        (24)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                              466        148        197
                                                                      -------    -------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                             (983)      (249)    (1,001)
   Mortgage and other loans receivable                                    (60)       (19)        (6)
   Partnerships                                                            --         --        (16)
   Derivatives                                                           (150)      (949)      (319)
Sales of:
   Fixed maturity securities                                              233        205      1,653
   Equity securities                                                        1         --         --
   Partnerships                                                             1          7         65
   Derivatives                                                             76        255        919
   Other investments, excluding short-term investments                     18         (2)        22
Redemptions and maturities of:
   Fixed maturity securities                                              128        302        474
   Mortgage and other loans receivable                                     46         47         29
Policy loans issued                                                        (9)        (9)       (19)
Payments received on policy loans                                          30         41         30
Decrease in securities lending invested collateral                         --         --      1,730
Net change in short-term investments                                       78        623     (1,092)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                $  (591)   $   252    $ 2,469
                                                                      -------    -------    -------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                         $   850    $   354    $ 1,611
Net exchanges from the fixed accounts of variable annuity contracts      (212)      (201)    (1,462)
Policyholder  account withdrawals                                        (346)      (475)      (580)
Claims and annuity payments, net of reinsurance, on policyholder
   contracts                                                             (184)      (181)      (206)
Decrease in securities lending payable                                     --         --     (2,197)
Capital contribution                                                       31         --        284
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    139       (503)    (2,550)
                                                                      -------    -------    -------
INCREASE (DECREASE) IN CASH                                                14       (103)       116
CASH AT BEGINNING OF PERIOD                                                62        165         49
                                                                      -------    -------    -------
CASH AT END OF PERIOD                                                 $    76    $    62    $   165
                                                                      =======    =======    =======

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                           $   275    $   (78)   $    21
                                                                      =======    =======    =======

Non-cash activity:
   Bonus interest and other deferrals credited to policyholder
     contract deposits                                                $    14    $    11    $    45
                                                                      =======    =======    =======
   Investment in fixed maturity securities, trading                        --         --        (15)
                                                                      =======    =======    =======
   Capital contribution of fixed and other assets and assumption of
     liabilities                                                          (10)         4         --
                                                                      =======    =======    =======
   Capital contribution of partnerships                                    --         --          1
                                                                      =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("American International Group").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of American International Group, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2010, 2009 and 2008, a different non-affiliated selling organization in the annuity operations represented 19 percent, 16 percent and 31 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009 and one non-affiliated selling organization represented 16 percent of sales in 2008. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with a review of the Company's model in accounting for the deferred policy acquisition cost ("DAC") impact of host contract accretion, the Company determined it was necessary to restate its consolidated financial statements for the years ended December 31, 2009 and 2008.

The restatement was related to the correction of an error in calculating the amount bifurcated from the host contracts to reflect the fair value of the embedded derivatives, which are the guaranteed living benefit features offered on many of our variable annuity products. The previous model did not fully incorporate the valuation differential upon issues of new policies with the guaranteed living benefits on the balance sheet subsequent to the adoption of the standard for fair value measurements.

The correction of the error is reflected in the following table. The restated financial statements correct for these errors. The related tax effect is calculated at 35%.

                                                 Previously                    As
                                                  Reported    Adjustments   Restated
                                                 ----------   -----------   --------
                                                             (In millions)
2009 Consolidated Balance Sheet:

   Deferred policy acquisition costs             $     653    $       18    $    671
   Deferred sales inducements                          115            40         155
   Deferred tax asset                                  162           (21)        141
   Total assets                                     26,779            37      26,816
   Total shareholder's equity                          659            37         696

2009 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      91    $       12    $    103
   Amortization of deferred policy acquisition
     costs                                             538           (15)        523
   Income tax expense (benefit)                       (116)            1        (115)
   Net income (loss)                                  (173)            2        (171)

2008 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      85    $      (19)   $     66
   Amortization of deferred policy acquisition
     costs                                             524           (36)        488
   Income tax expense (benefit)                       (531)           20        (511)
   Net income (loss)                                (1,624)           35      (1,589)

2009 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Adjusted balance at beginning of year       $    (325)   $       35    $   (290)
     Net income (loss)                                (173)            2        (171)
     Balance at end of year                           (498)           37        (461)

2008 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Net income (loss)                           $ (1,624)    $       35    $ (1,589)
     Balance at end of year                          (501)            35        (466)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits for investment-oriented products, recoverability of DAC, fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

3.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

3.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred policy acquisition costs and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"). See Note 7 for discussion of ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. This standard significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. Residential Mortgage Backed Securities ("RMBS"), Commercial Mortgage Backed Securities ("CMBS"), Collateralized Debt Obligations ("CDO") and Asset Backed Securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

      -     Current delinquency rates;

      -     Expected default rates and timing of such defaults;

      -     Loss severity and timing of any such recovery;

      -     Expected prepayment speeds; and

      -     Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

      - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

      - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

      - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICY - PARTNERSHIPS

The Company's investments in partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service overage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than a five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 6 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 3.8 and 9 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded derivatives are included in policyholder contract deposits and the options are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing cash equivalents, time deposits, U.S. Treasury Bills and investments with original maturities within one year from the date of purchase, such as commercial paper.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

3.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

3.6 GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $4.6 million within the insurance operations and $9.5 million regarding the asset management operations which were primarily attributable to a decline in the estimated fair value of the operations due to the uncertain economic environment during the fourth quarter of that year.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.7 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheet. Investment income, realized investment gains (losses), and policyholder account premiums received and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

3.8 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (premiums received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). They are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment loss in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique was also modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss). See Note 4.1 for further discussion of GMWB and GMAV.

3.9 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.9 FUTURE POLICY BENEFITS (CONTINUED)

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

3.10      NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

      - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

      - Dividend income and distributions from common and preferred stock and other investments when receivable.

      - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

      - Earnings from partnership investments accounted for under the equity method.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.11 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

      - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

      - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

      -     Changes in fair value of derivative assets and liabilities.

      - Exchange gains and losses resulting from remeasurement of foreign exchange transactions.

3.12 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

3.13 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

Prior to December 31, 2008, securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available for sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income
(loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE (CONTINUED)

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009 (see Note 7 for additional information).

3.15 ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting the standard was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 4 for additional disclosures.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance effective in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 6 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 5 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 12). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard has reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

      - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

      - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

      - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                                                                         (Increase)
                                                                         Decrease to
                                                          (Increase)    Accumulated     Net Increase
                                                         Decrease to       Other       (Decrease) in
                                                         Accumulated   Comprehensive   Shareholder's
                                                           Deficit          Loss           Equity
                                                         -----------   -------------   -------------
                                                                       (In millions)
Net effect of the increase in amortized cost of
   available for sale fixed maturity securities          $      221    $        (221)  $          --
Net effect of DAC and deferred sales inducements                (41)              --             (41)
Net effect on deferred income tax asset                          (4)              78              74
                                                         ----------    -------------   -------------
Net increase (decrease) in the Company's shareholder's
   equity                                                $      176    $        (143)  $          33
                                                         ==========    =============   =============

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. This standard also requires extensive additional fair value disclosures. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ending after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. (See Note 4 for disclosure).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or
(ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. While the new standard was effective for periods beginning on January 1, 2010, the adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. For nonpublic entities, the disclosures as of the end of a reporting period are effective for annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

4. FAIR VALUE MEASUREMENTS

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name credit default swaps ("CDS") spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity and equity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS AND CDOS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly from the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the Federal Reserve Bank of New York ("New York Fed"). The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of the ML II interests as shown in the table below:

                                            Fair Value
Year ended December 31, 2010                  Change
                                          -------------
                                          (In millions)
Discount Rates:                           $
  200 basis point increase                          (2)
  200 basis point decrease                           2
  400 basis point increase                          (4)
  400 basis point decrease                           5
Estimated Future Cash Flows:
  10% increase                                       5
  10% decrease                                      (5)
  20% increase                                       9
  20% decrease                                     (10)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair values of the ML II interests are likely to vary, perhaps materially, from the amount estimated.

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to the initial recognition, the Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

EMBEDDED DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded derivatives contained in certain contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                                          Cash
                                                                       Level 1    Level 2    Level 3   Collateral    Total
                                                                      ---------  ---------  ---------  ----------  ---------
                                                                                         (In millions)
December 31, 2010
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $       3  $      12  $      --  $       --  $      15
    Obligations of states, municipalities and political subdivisions         --         21         --          --         21
    Non U.S. governments                                                     --         28         --          --         28
    Corporate debt                                                           --      2,094         10          --      2,104
    Residential mortgage-backed securities                                   --         60        121          --        181
    Commercial mortgage-backed securities                                    --         48         85          --        133
    Collateralized debt obligations                                          --         81         44          --        125
    Other debt securities                                                    --         13         --          --         13
                                                                      ---------  ---------  ---------  ----------  ---------
  Total fixed maturity securities, available for sale                         3      2,357        260          --      2,620
    Fixed maturity securities, trading                                       --         --         19          --         19
    Mutual funds                                                              1         --         --          --          1
    Partnerships (1)                                                         --         --          2          --          2
    Derivative assets                                                        59         64         15          (7)       131
    Short-term investments (2)                                              292        199         --          --        491
    Separate account assets                                              22,685         --         --          --     22,685
                                                                      ---------  ---------  ---------  ----------  ---------
      Total                                                           $  23,040  $   2,620  $     296  $       (7) $  25,949
                                                                      =========  =========  =========  ==========  =========

Liabilities:
    Policyholder contract deposits (3)                                $      --  $      --  $     174  $       --  $     174
                                                                      =========  =========  =========  ==========  =========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                       Level 1    Level 2    Level 3      Total
                                                                      ---------  ---------  ---------  ----------
                                                                                      (In millions)
December 31, 2009
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $      --  $      14  $      --  $       14
    Obligations of states, municipalities and political subdivisions         --         25         --          25
    Corporate debt                                                           --      1,373         35       1,408
    Residential mortgage-backed securities                                   --        219         82         301
    Commercial mortgage-backed securities                                    --         20         69          89
    Collateralized debt obligations                                          --          3         37          40
    Other debt securities                                                    --         11         --          11
                                                                      ---------  ---------  ---------  ----------
  Total fixed maturity securities, available for sale                        --      1,665        223       1,888
  Fixed maturity securities, trading                                         --         --         11          11
  Equity securities, available for sale                                       1         --         --           1
  Mutual funds                                                               18         --         --          18
  Partnerships (1)                                                           --          3          1           4
  Derivative assets                                                          93        114         --         207
  Short-term investments (2)                                                159        492         --         651
  Separate account assets                                                21,799         --         --      21,799
                                                                      ---------  ---------  ---------  ----------
    Total                                                             $  22,070  $   2,274  $     235  $   24,579
                                                                      =========  =========  =========  ==========

Liabilities:
  Policyholder contract deposits (3)                                  $      --  $      --  $     477  $      477
  Derivative liabilities                                                      7         --         --           7
                                                                      ---------  ---------  ---------  ----------
     Total                                                            $       7  $      --  $     477  $      484
                                                                      =========  =========  =========  ==========

----------
(1) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

(2) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $215 million and $133 million at December 31, 2010 and 2009, respectively.

(3) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2010 and 2009, Level 3 assets were 1.1 percent and 0.9 percent of total assets and Level 3 liabilities were 0.6 percent and 1.8 percent of total liabilities, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                                                      Net
                                                   Realized
                                                      and                                                              Changes in
                                                  Unrealized                    Purchases,                             Unrealized
                                                     Gains                        Sales,                                 Gains
                                                   (Losses)      Accumulated     Issuances                            (Losses) on
                                       Balance -  Included in       Other           and                   Balance -   Instruments
                                       Beginning   Earnings     Comprehensive  Settlements,      Net       End of     Held at End
                                       of Period      (1)       Income (Loss)       Net       Transfers    Period      of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2010
Assets:
  Fixed maturity securities,
    available for sale:
    Obligations of states,
     municipalities and political
     subdivisions                     $       --  $        (2) $           --  $          --  $       2  $       --  $         --
    Corporate debt                            35           (1)             (1)            (2)       (21)         10            --
    Residential mortgage-backed
     securities                               82          (34)             50            (18)        41         121            --
    Commercial mortgage-backed
     securities                               69          (16)             52            (25)         5          85            --
    Collateralized debt obligations           37            --              5             14        (12)         44            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       223          (53)            106            (31)        15         260            --
  Fixed maturity securities, trading          11            7              --              1         --          19            --
  Partnerships                                 1           (1)             --             --          2           2            --
  Derivative assets                           --           --              --             15         --          15            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      235  $       (47) $          106  $         (15) $      17  $      296  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $      477  $      (303) $           --  $          --  $      --  $      174  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                      Net
                                                   Realized
                                                      and                                                             Changes in
                                                  Unrealized                    Purchases,                            Unrealized
                                                     Gains                        Sales,                                Gains
                                                   (Losses)     Accumulated      Issuances                           (Losses) on
                                       Balance -  Included in      Other            and                  Balance -   Instruments
                                       Beginning   Earnings    Comprehensive   Settlements,      Net       End of    Held at End
                                       of Period      (1)      Income (Loss)        Net       Transfers    Period     of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2009
Assets:
  Fixed maturity securities,
    available for sale:
    Corporate debt                    $       35  $        (5) $            7  $          (8) $       6  $       35  $         --
    Residential mortgage-backed
      securities                              90          (58)             42            (13)        21          82            --
    Commercial mortgage-backed
      securities                               7           (8)              7             --         63          69            --
    Collateralized debt obligations           29           (2)             13             (1)        (2)         37            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       161          (73)             69            (22)        88         223            --
  Fixed maturity securities, trading          12           (1)             --             --         --          11            --
  Partnerships                                --           --              --             --          1           1            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      173  $       (74) $           69  $         (22) $      89  $      235  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $    1,907  $    (1,430) $           --  $          --  $      --  $      477  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

(1) Net realized and unrealized gains (losses) related to the Level 3 items shown above are reported in net realized investment gain (loss) in the consolidated statements of income (loss), except for fixed maturity securities, trading which are reported in net investment income in the consolidated statements of income (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2010 and 2009 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                                                       Gross        Gross         Net
                                                                     Transfers    Transfers    Transfers
December 31, 2010                                                       In          (Out)       In (Out)
                                                                    -----------  -----------  ------------
                                                                                (In millions)
Assets:
  Obligations of states, municipalities and political subdivisions  $        23  $       (21) $          2
  Corporate debt                                                              2          (23)          (21)
  Residential mortgage-backed securities                                     41           --            41
  Commercial mortgage-backed securities                                       5           --             5
  Collateralized debt obligations                                            --          (12)          (12)
  Partnerships                                                                2           --             2
                                                                    -----------  -----------  ------------
Total assets                                                        $        73  $       (56) $         17
                                                                    ===========  ===========  ============

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $73 million of assets consisting of certain RMBS and CMBS, as well as certain municipal bonds and investment partnerships and private placement corporate debt. The transfers into Level 3 related to investments in RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Certain municipal bonds were transferred into Level 3 based on limited market activity for the particular issuances and related limitations on observable inputs for their valuation. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $56 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, certain municipal bonds and investments in CDOs. Transfers out of Level 3 for private placement corporate debt and municipal bonds were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for the remaining CDO investments were primarily due to increased observations of market transactions and price information for those securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has 1 hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2010 and 2009, the Fair Value using Net Asset Value of this security is $2.2 million and $3.3 million, respectively, with an investment category of Distressed. The Distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

4.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may elect to measure at fair value financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded a gain of $7.8 million and losses of $0.4 million and $3.2 million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income
(loss).

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information. The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                        2010                 2009
                                                 -------------------  --------------------
                                                 Carrying    Fair     Carrying    Fair
                                                   Value     Value     Value      Value
                                                 --------  ---------  --------  ----------
                                                              (In millions)
ASSETS:
  Fixed maturity securities, available for sale  $  2,620  $   2,620  $  1,888  $    1,888
  Fixed maturity securities, trading                   19         19        11          11
  Equity securities, available for sale                --         --         1           1
  Mortgage and other loans receivable                 395        439       394         409
  Policy loans                                        116        116       128         128
  Mutual funds                                          1          1        18          18
  Partnerships                                        194        194       173         173
  Derivative assets                                   131        131       207         207
  Short-term investments                              706        706       784         784
  Separate account assets                          22,685     22,685    21,799      21,799

LIABILITIES:
  Policyholder contract deposits (1)             $  3,645  $   3,596  $  3,717  $    3,688
  Derivative liabilities                               --         --         7           7

----------
(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The cost or amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturity and equity securities available for sale by major category follow:

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized     Fair      Impairments
                                              Cost      Gains       Losses       Value       in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2010
U.S. government securities and government
  sponsored entities                       $      14  $        1  $       --  $        15  $        --
Obligations of states, municipalities and
  political subdivisions                          21          --          --           21           --
Non U.S. governments                              27          --          --           27           --
Corporate debt                                 2,006         119         (21)       2,104            3
Residential mortgage-backed securities           210           5         (34)         181          (16)
Commercial mortgage-backed securities            154           2         (22)         134           (3)
Collateralized debt obligations                  128           1          (4)         125           --
Other debt securities                             15           1          (3)          13           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities          $   2,575  $      129  $      (84) $     2,620  $       (16)
                                           =========  ==========  ==========  ===========  ===========

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized    Fair       Impairments
                                              Cost      Gains       Losses      Value        in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2009
U.S. government securities and government
  sponsored entities                       $      13  $        1  $       --  $        14  $        --
Obligations of states, municipalities and
  political subdivisions                          25          --          --           25           --
Corporate debt                                 1,344          76         (12)       1,408            2
Residential mortgage-backed securities           394           7        (100)         301          (46)
Commercial mortgage-backed securities            164           2         (77)          89           (4)

Collateralized debt obligations                   48          --          (8)          40           (1)
Other debt securities                             18          --          (7)          11           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities              2,006          86        (204)       1,888          (49)
Equity securities                                  1          --          --            1           --
                                           ---------  ----------  ----------  -----------  -----------
  Total                                    $   2,007  $       86  $     (204) $     1,889  $       (49)
                                           =========  ==========  ==========  ===========  ===========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010 and 2009:

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2010:
U.S. government securities and
  government sponsored entities         $        3  $       --  $       --  $       --  $        3  $       --
Corporate debt                                 444          16          37           5         481          21
Residential mortgage-backed securities          39           3         107          31         146          34
Commercial mortgage-backed securities           28          --          77          22         105          22
Collateralized debt obligations                 69           1          22           3          91           4
Other debt securities                           --          --          13           3          13           3
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      583  $       20  $      256  $       64  $      839  $       84
                                        ==========  ==========  ==========  ==========  ==========  ==========

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2009
Corporate debt                          $      287  $        5  $      114  $        7  $      401  $       12
Residential mortgage-backed securities          73          54         103          46         176         100
Commercial mortgage-backed securities           77          77          --          --          77          77
Collateralized debt obligations                 18           6          19           2          37           8

Other debt securities                           --          --          11           7          11           7
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      455  $      142  $      247  $       62  $      702  $      204
                                        ==========  ==========  ==========  ==========  ==========  ==========

As of December 31, 2010, the Company held 213 individual fixed maturity securities that were in an unrealized loss position, of which 72 individual securities were in a continuous unrealized loss position for longer than twelve months.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010 were as follows:

                                                             Cost or Amortized
                                                                   Cost            Fair Value
                                                             -----------------  ----------------
                                                                       (In millions)
Due in one year or less                                      $             193  $            197
Due after one year through five years                                      551               591
Due after five years through ten years                                   1,101             1,135
Due after ten years                                                        239               258
Mortgage-backed, asset-backed and collateralized securities                491               439
                                                             -----------------  ----------------
  Total fixed maturity securities, available for sale        $           2,575  $          2,620
                                                             =================  ================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury Bill and one partnership. At December 31, 2009, the Company's investments included five investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one money market fund, two partnerships, one mortgage backed security, and one short-term money market pool.

At December 31, 2010, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2010 is a bond carried at fair value of $12.9 million that was issued by an affiliate.

At December 31, 2010, fixed maturity securities included $178.6 million of securities not rated investment grade.

At December 31, 2010, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $17.3 million.

5.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of American International Group sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.2 FIXED MATURITY SECURITIES, TRADING (CONTINUED)

Neither American International Group nor the Company has any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 4 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

A net unrealized gain of $7.8 million in the year ended December 31, 2010 and net unrealized losses of $0.4 million and $3.2 million in the years ended December 31, 2009 and 2008, respectively were included in the consolidated statements of income (loss) from fixed maturity securities classified as trading securities.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $395.0 million, all of which represents U.S. loan exposure. At December 31, 2009, the Company had direct commercial mortgage loan exposure of $393.7 million, all of which representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2010 and 2009, respectively.

                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2010
California             10  $    140  $   15  $    5  $       57  $  10  $      2  $    30  $    21    33.65
New York                7        55      23      --           7     --        25       --       --    13.22
Hawaii                  1        45      --      --          --     45        --       --       --    10.82
Michigan                4        35      --      --           3     --        22       10       --     8.41
Indiana                 2        35      18      --          --     --        --       17       --     8.41
All other states       13       106      48       4          10     26         7       11       --    25.49
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  37  $    416  $  104  $    9  $       77  $  81  $     56  $    68  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======


                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2009
California             10  $    131  $   35  $    6  $       57  $  10  $      2  $    --  $    21    32.67
Hawaii                  1        45      --      --          --     45        --       --       --    11.22
Indiana                 2        38      20      --          --     --        --       18       --     9.48
Michigan                4        36      --      --          4      --        22       10       --     8.98
Arizona                 2        30      20      --          --     --        --       10       --     7.48
All other states       16       121      52       4          13     27        25       --       --    30.17
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  35  $    401  $  127  $   10  $       74  $  82  $     49  $    38  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======

*     Excludes portfolio valuation allowance and other loans receivable

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents a rollforward of the changes in the allowance for mortgage loans and other loans receivable:

                               2010     2009
                              ------   ------
                               (In millions)
Allowance, beginning of year  $    7   $   --
 Provisions for loan losses       14        7
                              ------   ------
Allowance, end of year        $   21   $    7
                              ======   ======

The Company did not have any mortgage and other loans receivable valuation allowance activity during the year ended December 31, 2008.

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010, 2009 and 2008.

5.4 PARTNERSHIPS

Investments in partnerships totaled $194.3 million and $172.5 million at December 31, 2010 and 2009, respectively, and were comprised of five partnerships and seven partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

5.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                         2010         2009          2008
                                      ----------    ----------    ----------
                                                 (In millions)
Fixed maturity securities             $      151    $      129    $      182
Mortgage and other loans receivable           27            27            29
Policy loans                                   3            10            12
Partnerships                                  25            37           (56)
Short-term investments                         2             3            20
Other investment income                        1             4            (3)
                                      ----------    ----------    ----------
  Total investment income                    209           210           184
Less: investment expenses                     (3)           (2)           (2)
                                      ----------    ----------    ----------
  Net investment income               $      206    $      208    $      182
                                      ==========    ==========    ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                                         2010     2009       2008
                                                                                                       -------   -------   -------
                                                                                                             (In millions)
Sales of fixed maturities:
 Gross gains                                                                                           $     6   $    12   $   211
 Gross losses                                                                                               --       (12)     (261)
Partnership and other invested assets                                                                      (13)       --         9
Derivative asset and liabilities:
 Gross gains                                                                                               467       376     1,298
 Gross losses                                                                                             (611)   (1,480)     (248)
Embedded derivatives                                                                                       303     1,430    (1,854)
Securities lending collateral, including other-than-temporary impairments                                   --        --       (75)
Other-than-temporary impairments:
 Total other-than-temporary impairments on available for sale securities                                   (54)     (159)     (642)
 Portion of other-than-temporary impairments on available for sale fixed maturity securities
    recognized in accumulated other comprehensive income (loss)                                            (15)       35        --
                                                                                                       -------   -------   -------
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)      (69)     (124)     (642)
Other-than-temporary impairments on all other investments                                                   (1)       (8)       --
                                                                                                       -------   -------   -------
Net realized investment gain (loss)                                                                    $    82   $   194   $(1,562)
                                                                                                       =======   =======   =======

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                              Twelve Months Ended    Nine Months Ended
                                                                               December 31, 2010     December 31, 2009
                                                                              -------------------   -------------------
                                                                                            (In millions)
Balance, beginning of period                                                  $              (155)  $              (115)
  Increases due to:
    Credit impairments on new securities subject to impairment losses                         (31)                   (8)
    Additional credit impairments on previously impaired securities                           (38)                  (43)
  Reductions due to:
    Credit impaired securities fully disposed for which there was no prior
      intent or requirement to sell                                                             7                     9
    Accretion on securities previously impaired due to credit                                   3                     2
                                                                              -------------------   -------------------
Balance, end of year                                                          $              (214)  $              (155)
                                                                              ===================   ===================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                            Derivative Assets    Derivative Liabilities
                                                         ----------------------  ----------------------
                                                          Notional   Fair Value   Notional   Fair value
                                                         Amount (1)      (2)     Amount (1)     (2)
                                                         ----------  ----------  ----------  ----------
                                                                         (In millions)
December 31, 2010
Derivatives not designated as hedging instruments:
  Interest rate contracts                                $       75  $        8  $       --  $       --
  Foreign exchange contracts                                     14           3          --          --
  Equity contracts                                            2,456         127         137          --
  Other contracts                                                --          --      10,937         174
                                                         ----------  ----------  ----------  ----------
Total derivatives not designated as hedging instruments  $    2,545         138  $   11,074         174
                                                         ==========              ==========
  Counterparty netting                                                                   --          --
  Cash collateral                                                            (7)                     --
                                                                     ----------              ----------
Total derivative instruments, net                                           131                     174
Less: Bifurcated embedded derivatives (3)                                    --                    (174)
                                                                     ----------              ----------
Total derivatives on balance sheets                                  $      131              $       --
                                                                     ==========              ==========

                                                             Derivative Assets       Derivative Liabilities
                                                          -----------------------    -----------------------
                                                           Notional    Fair Value     Notional    Fair value
                                                          Amount (1)       (2)       Amount (1)       (2)
                                                          ----------   ----------    ----------   ----------
                                                                            (In millions)
December 31, 2009
Derivatives not designated as hedging instruments:
  Interest rate contracts                                 $       75   $        2    $       --   $       --
  Foreign exchange contracts                                      17            2            --           --
  Equity contracts                                             2,058          213           312            7
  Other contracts                                                 --           --         9,859          477
                                                          ----------   ----------    ----------   ----------
Total derivatives not designated as hedging instruments   $    2,150          217    $   10,171          484
                                                          ==========                 ==========
  Counterparty netting                                                         --                         --
  Cash collateral                                                             (10)                        --
                                                                       ----------                 ----------
Total derivative instruments, net                                             207                        484
Less: Bifurcated embedded derivatives (3)                                      --                       (477)
                                                                       ----------                 ----------
Total derivatives on balance sheets                                    $      207                 $        7
                                                                       ==========                 ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2) See Note 4 for additional information regarding the Company's fair value measurement of derivative instruments.

(3) Embedded derivatives related to living benefits are recorded within policyholder contract deposits in the Company's consolidated balance sheets.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, all of the Company's derivatives are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives, in net realized investment gain (loss) in the consolidated statements of income (loss):

                                                           2010       2009
                                                          -------    -------
                                                            (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                                $     6    $  (172)
   Foreign exchange contracts                                   2         (1)
   Equity contracts                                          (152)      (931)
                                                          -------    -------
Total derivatives not designated as hedging instruments      (144)    (1,104)
Embedded derivatives                                          303      1,430
                                                          -------    -------
Total derivative instruments                              $   159    $   326
                                                          =======    =======

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits on the consolidated balance sheet. The changes in fair value of the embedded derivatives are reported in net realized investment gain (loss) in the consolidated statement of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $36.7 million and $37.6 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

7. SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned insurance company subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. American International Group made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. SECURITIES LENDING PROGRAM (CONTINUED)

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In millions)
Realized losses on securities lending collateral:
 Net realized losses on RMBS sold to ML II                                        $ (33)
 Net realized losses on all other asset sales                                       (42)
 Realized losses due to other-than-temporary declines in value                     (350)
                                                                                  -----
   Total                                                                          $(425)
                                                                                  =====
Net realized losses related to lent securities with insufficient collateral:
 Deemed sales of lent securities                                                  $ (30)
 Forward purchase commitments                                                       (18)
                                                                                  -----
   Total                                                                          $ (48)
                                                                                  =====

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus one percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus three percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                                  Years ended December 31,
                                                                  ------------------------
                                                                                    2009
                                                                   2010           Restated
                                                                  -------         --------
                                                                       (In millions)
Balance at beginning of year                                      $   671         $  1,151
Deferrals                                                             162               79
Accretion of interest/amortization                                    (99)               3
Effect of realized (gains) losses on securities (1)                  (122)            (268)
Effect of unlocking assumptions used in estimating future gross
   profits (2)                                                         --             (294)
                                                                  -------         --------
Balance at end of year                                            $   612         $    671
                                                                  =======         ========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year                      $    134   $         21   $ 155
Deferrals                                               14             10      24
Accretion of interest/amortization                     (46)           (11)    (57)
Effect of realized (gains) losses on securities        (14)            --     (14)
                                                  --------   ------------   -----
Balance at end of year                            $     88   $         20   $ 108
                                                  ========   ============   =====

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2009 (Restated):
Balance at beginning of year                      $    217   $         28   $ 245
Deferrals                                               11              7      18
Accretion of interest/amortization                       5            (14)     (9)
Effect of realized gains on securities (1)             (49)            --     (49)
Effect of unlocking assumptions used in
   estimating future gross profits (2)                 (50)            --     (50)
                                                  --------   ------------   -----
Balance at end of year                            $    134   $         21   $ 155
                                                  ========   ============   =====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

(1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                   2010     2009
                                  ------   ------
                                   (In millions)
Policyholder contract deposits:
   Annuities                      $2,520   $2,518
   Universal life                  1,102    1,172
   Other contract deposits            23       27
                                  ------   ------
                                  $3,645   $3,717
                                  ======   ======
Future policy benefits:
   Annuities                      $  370   $  424
                                  ======   ======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
      Net account value                                                $     8,982       $      11,564
      Net amount at risk (a)                                                   909               1,073
      Average attained age of contract holders                                  68                  70
      Range of guaranteed minimum return rates (GMDB)                         0%-5%                  0%

At annuitization (GMIB):
      Net account value                                                $     1,662
      Net amount at risk (b)                                                    79
      Weighted average period remaining until earliest annuitization     0.7 years
      Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $     1,264
      Net amount at risk (c)                                                    14
      Weighted average period remaining until guaranteed payment         4.0 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $     9,169
      Net amount at risk (d)                                                   715
      Weighted average period remaining until guaranteed payment        18.8 years

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2009:
In the event of death (GMDB and EEB):
      Net account value                                                $      8,022      $      10,928
      Net amount at risk (a)                                                  1,294              1,991
      Average attained age of contract holders                                   69                 69
      Range of guaranteed minimum return rates (GMDB)                          0%-5%                 0%

At annuitization (GMIB):
      Net account value                                                $      1,723
      Net amount at risk (b)                                                     73
      Weighted average period remaining until earliest annuitization      1.3 years
      Range of guaranteed minimum return rates                               0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $      1,375
      Net amount at risk (c)                                                     37
      Weighted average period remaining until guaranteed payment          4.9 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $      7,287
      Net amount at risk (d)                                                  1,096
      Weighted average period remaining until guaranteed payment         18.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $78.9 million and $119.8 million as of December 31, 2010 and 2009, respectively and is payable no sooner than 10 years from the end of the waiting period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

The following summarizes the activity in future policy benefits:

                                                            2010      2009
                                                           ------    ------
                                                             (In millions)
Balance at the beginning of the year, before reinsurance   $  481    $  428
  Guaranteed benefits incurred                                 30       194
  Guaranteed benefits paid                                    (71)     (141)
                                                           ------    ------
Balance at the end of the year, before reinsurance            440       481
Less reinsurance                                              (70)      (57)
                                                           ------    ------
Balance at the end of the year, net of reinsurance         $  370    $  424
                                                           ======    ======


The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2010 and 2009:

      - Data used was 50 stochastically generated investment performance scenarios.

      - Mean investment performance assumption was 7.5 percent in 2010 and 2009.

      -     Volatility assumption was 16 percent.

      - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

      - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

      -     The discount rate was approximately 8 percent.

In the first quarter of 2009, the Company recorded an increase in the liability for future policy benefits of $124.6 million due to the unlocking of key assumptions.

10. REINSURANCE

Variable fees are net of reinsurance premiums of $17.5 million, $19.7 million and $23.1 million in 2010, 2009 and 2008, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $13.0 million, $13.2 million and $4.9 million in 2010, 2009 and 2008, respectively.

Universal life insurance fees are net of reinsurance premiums of $27.7 million, $28.3 million and $30.5 million in 2010, 2009 and 2008, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $21.7 million, $28.8 million and $29.9 million in 2010, 2009 and 2008, respectively.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2010, the future minimum lease payments under the operating leases are $3 million a year from 2011 through 2015 and $7.8 million thereafter. Rent expense was $2.5 million, $3.1 million and $3.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

CONTINGENT LIABILITIES

As of December 31, 2010, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2011, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. The value of the securities purchased was subsequently written down to their then estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, the Parent honored such obligations through paying the Company its proportionate share of these write-downs, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. In March 2009, approximately $14.4 million of the short-term securities held by the Company were redeemed and cancelled. The remaining short-term securities have a current estimated market value of $21.3 million at December 31, 2010. As of December 31, 2010, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $1.1 million as interest payments received from these securities in 2009 and 2010.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. During 2010, SAAMCo has made payments of $1.1 million for such capital contributions and established a contingent liability of $1.2 million for expected future capital contributions. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

All 50 states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $1.2 million and $1.0 million for these guarantee fund assessments at December 31, 2010, and 2009, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

The Company had $1.2 million in commitments relating to mortgage loans at December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

12. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                                      Years ended December 31,
                                                      ------------------------
                                                      2010      2009      2008
                                                      ----      ----      ----
                                                           (In millions)
Cash contributions                                    $ 31      $ --      $ --
Contributions related to Securities Lending
  Program (see Note 7)                                $ --      $ --      $284
Contributions of securities at fair value               --        --         1
All other non-cash contributions (1)                   (10)        4        --
                                                      ----      ----      ----
     Total capital contributions                      $ 21      $  4      $285
                                                      ====      ====      ====

(1) In 2010, the Company received a contribution from its Parent of $30.9 million of cash and $19.1 million of fixed and other assets and assumed $30.9 million of liabilities. The Company also received non-cash capital contributions of $1.8 million equal to certain compensation expense recognized.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) were as follows at December 31:

                                                                2010      2009
                                                               ------    ------
                                                                 (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
   Gross unrealized gains                                      $  134    $   93
   Gross unrealized losses                                        (81)     (201)
Unrealized loss on foreign currency                                (2)       (2)
Deferred federal and state income tax (expense) benefit           (18)       39
                                                               ------    ------
   Accumulated other comprehensive income (loss) (1)           $   33    $  (71)
                                                               ======    ======

(1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 3.15 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Company has one permitted practice at December 31, 2010. In 2010, the Company received permission from the Arizona Department of Insurance to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus at September 30, 2010, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds and a corresponding decrease in statutory gross paid in and contributed statutory surplus for an amount equal to the contributions received from American International Group of $288.0 million that offset the Company's losses incurred as a result of its participation in the Securities Lending Program (see Note 7). The permitted practice had no impact on either the Company's net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                2010   2009    2008
                                ----   ----   ------
                                    (In millions)
Statutory net income (loss)     $ 75   $122   $ (782)
Statutory capital and surplus   $834   $654   $1,275

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. INCOME TAXES

13.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)

Current                                                       $(22)   $   (292)  $    107
Deferred                                                        77         177       (618)
                                                              ----    --------   --------
Total income tax expense (benefit)                            $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

The U.S. federal statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)
U.S. federal income tax expense (benefit) at statutory rate   $ 50    $   (100)  $   (734)
Adjustments:
   Valuation allowance                                          76          23        267
   State income taxes (net of federal benefit)                 (58)         (4)        (5)
   Separate account dividends received deduction               (18)        (41)       (40)
   Tax credits                                                  (4)         (7)       (13)
   Adjustment to prior year tax liability (a)                    7          10         12
   Goodwill                                                     --           3         --
   Other, net                                                    2           1          2
                                                              ----    --------   --------
 Total income tax expense (benefit)                           $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

(a) In 2010, 2009 and 2008, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:


                                                                              2009
                                                                    2010    Restated
                                                                   ------   --------
                                                                     (In millions)
Deferred Tax Liabilities:
   Deferred policy acquisition costs and deferred sales
     inducements                                                   $(207)   $   (238)
   Net unrealized gains on fixed maturity and equity securities
     available for sale                                              (18)         --
   Partnership income                                                 (3)         --
   Other liabilities                                                  (2)         --
                                                                   -----    --------
     Deferred tax liabilities                                       (230)       (238)
                                                                   -----    --------

Deferred Tax Assets:
   Basis differential in investments                                  80          56
   Policy reserves                                                   200         341
   Capital loss carryforward -- Federal                              156         144
   State income taxes and net operating loss                          78          17
   Foreign tax credit                                                 13          13
   Net unrealized losses on fixed maturity and equity securities
     available for sale                                               --          39
   Partnership loss                                                   --           2
   Other assets                                                       22           4
                                                                   -----    --------
     Deferred tax assets                                             549         616
   Valuation allowance                                              (312)       (237)
                                                                   -----    --------
     Total deferred tax assets                                       237         379
                                                                   -----    --------
   Net deferred tax asset                                          $   7    $    141
                                                                   =====    ========

The following table presents tax losses and credits carryforwards as of December 31, 2010 on a tax return basis:

                                                         Tax
                                              Gross    Effected     Expiration Periods
                                             -------   --------   ----------------------
                                                (In millions)
Federal capital loss carryforwards           $   444   $    156    5 years 2013 -- 2014
State capital loss carryforwards                  50          3   5 & 10 years 2014-2019
State net operating loss carryforwards         1,456        115      Various 2011-2029
Foreign tax credit carryforwards                  --         13     10 years 2018-2020
                                             -------   --------
Total tax losses and credits carryforwards   $ 1,950   $    287
                                             =======   ========

The Company has recorded a full valuation allowance against the tax carryforwards described in the above table.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES (CONTINUED)

The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $549 million and concluded a $312 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of American International Group, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses American International Group intends to retain and American International Group recently announced debt and preferred stock transactions with the New York Fed and U.S. Department of the Treasury (the "Department of the Treasury"), respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:


                                                         2010     2009
                                                         ----     ----
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period   $ 17     $  9
   Increases in tax positions for prior years               7        8
                                                         ----     ----
Gross unrecognized tax benefits at end of period         $ 24     $ 17
                                                         ====     ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (CONTINUED)

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $17 million respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $17 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2010 and 2009, the Company had a receivable of $0.5 million and $1.9 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2010, 2009 and 2008, the Company had recognized an expense of $1.4 million and $2.1 million and a benefit of $0.8 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

13.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. The Company believes that any ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

14. RELATED PARTY TRANSACTIONS

14.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On September 30, 2010, American International Group entered into an agreement-in-principle with the Department of the Treasury, the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the Recapitalization on January 14, 2011. See Note 16 for more information regarding the Recapitalization.

Additional information on American International Group is publicly available in its regulatory filings with the SEC. Information regarding American International Group as described herein is qualified by regulatory filings American International Group files from time to time with the SEC.

14.2 OTHER RELATED PARTY TRANSACTIONS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15 million from FSA. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with FSA, dated February 15, 2004, whereby FSA has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 or 2009.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2010 and 2009.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $32.3 million, $29.5 million and $54.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 15 percent, 22 percent and 17 percent of premiums received in 2010, 2009 and 2008, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 18 percent and 25 percent of sales in 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.1 million, $1.8 million and $2.2 million in 2010, 2009 and 2008, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13.2 million, $11.1 million and $14.2 million in 2010, 2009 and 2008, respectively, and are net of certain administrative costs incurred by VALIC of $3.8 million, $3.2 million and $4.1 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group. See Note 16 for more information regarding the Support Agreement.

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to American International Group. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $9.4 million for 2010 and amounts paid for such services were $117.7 million and $208.5 million for 2009 and 2008, respectively. Netted in the amount for 2010 was $14.3 million paid to American International Group for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $62.8 million, $43.2 million and $101.4 million in 2010, 2009 and 2008, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.3 million, $0.4 million and $0.5 million in 2010, 2009 and 2008, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $1.7 million, $1.3 million and $1.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

15. EMPLOYEE BENEFIT PLANS

15.1 EMPLOYEE RETIREMENT PLAN

Employees of American International Group, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

The AIG Retirement Plan (the "AIG U.S. Plan") is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of American International Group and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

The following table sets forth the funded status of the AIG US retirement plan.

                                          December 31, 2010   December 31, 2009
                                          -----------------   ------------------
                                                     (In millions)
Fair value of plan assets                 $           3,425   $            3,362
Less projected benefit obligation                     3,878                3,687
                                          -----------------   ------------------
   Funded status                          $            (453)  $             (325)
                                          =================   ==================

The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2010 and 2009 are set forth in the table below:

                                          December 31, 2010   December 31, 2009
                                          -----------------   -----------------
Discount rate                                   5.5%                6.0%
Rate of compensation increase (average)         4.0%                4.0%
Measurement date                          December 31, 2010   December 31, 2009
Medical cost trend rate                          N/A                 N/A

In 2010 and 2009, American International Group allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $3.2 million, $2.4 million and $2.3 million for 2010, 2009 and 2008, respectively.

The American General Corporation ("AGC") retirement plan was merged into the AIG U.S. Plan effective January 1, 2002. Benefits for AGC participants were changed effective January 1, 2003 to be substantially similar to the AIG U.S. Plan's benefits subject to grandfathering requirements.

SAFGRS employees began participation and accruing benefits in the AIG U.S. Plan commencing January 1, 2003. Vesting in the AIG U.S. plan begins on the later of January 1, 1999 or date of hire for SAFGRS employees.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

Effective July 1, 2009, a cost of living adjustment was provided in the AIG U.S. Plan to all retirees who retired prior to January 1, 2004. The increase was 1% of the original monthly benefit for each year of retirement prior to January 1, 2004, limited to 5 years, and not greater than $300 per month.

The 2009 AIG U.S. Plan information reflects the impact of divestitures of HSB Group, Inc. ("HSB"), 21st Century Insurance Group et al ("PAG"), A. I. Credit Crop. Life segment ("AI Credit Life"), Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

The 2010 AIG U.S. Plan information reflects the impact of divestitures of A. I. Credit Corp P & C segment ("AI Credit P&C"), AIG Global Asset Management Holdings Corp. et al ("Bridge"), American Life Insurance Company et al ("ALICO") and American General Finance et al ("AGF") during 2010.

American International Group also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by American International Group's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan ("SERP"), which provides additional retirement benefits to designated executives. The results in this note do not include the nonqualified plans.

15.2 POSTRETIREMENT BENEFIT PLANS

American International Group's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5 million. The maximum life insurance benefit prior to age 70 is $32,500, with a maximum $25,000 thereafter.

Effective January 1, 1993, both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5,000 for retirement at age 55 through 59 and $10,000 for retirement at ages 60 through 64 and $15,000 from retirement at ages 65 and over.

American International Group's U.S. postretirement medical and life insurance benefits obligations as of December 31, 2010 and 2009 were $279 million and $274 million, respectively. These obligations are not funded currently. The Company's allocated share of other postretirement benefit plan expenses was not material in 2010, 2009 and 2008.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that American International Group will receive for 2010 is $3.1 million.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.2 POSTRETIREMENT BENEFIT PLANS (CONTINUED)

Amounts for four Puerto Rico postretirement medical plans have also been included in the 2010 and 2009 figures.

The 2009 postretirement medical plan information reflects the impact of divestitures of HSB, PAG, AI Credit Life and Transatlantic Reinsurance and the impact of reductions-in-force during 2009

As sponsor of the AIG U.S. Plan and other postretirement and defined contribution benefit plans, American International Group is ultimately responsible for the conduct of these plans. The Company is not directly liable for obligations under the plan; its direct obligations result from American International Group's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

Additionally, the Company is jointly and severally responsible with American International Group and other participating companies for funding obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other American International Group subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the American International Group ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15.3 OTHER PLANS

Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans. Details of these plans are published in American International Group's regulatory filings with the SEC. American International Group currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. American International Group allocated $21.8 million, $5.9 million and $8.8 million during 2010, 2009 and 2008, respectively, of these stock options and certain other deferred compensation programs to the Company.

In December 2009, American International Group established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights ("SARs") if certain performance metrics are met. American International Group allocated $14.6 million in 2010 and none in 2009 and 2008 for expenses incurred under this plan.

In addition to several small defined contribution plans, American International Group sponsors a voluntary savings plan for U.S. employees, the AIG Incentive Savings Plan, which provides for salary reduction contributions by employees and matching U.S. contributions by American International Group of up to seven percent of annual salary depending on the employees' years of service and subject to certain compensation limits. Pre-tax expense associated with this plan was $2.3 million, $1.6 million and $2.4 million in 2010, 2009 and 2008, respectively.

Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.3 OTHER PLANS (CONTINUED)

None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. Compensation expense with respect to the SICO Plans aggregated $0.2 million in each of 2010, 2009 and 2008, and is included in general and administrative expenses in the consolidated statements of income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

15.4 POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

American International Group provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by American International Group.

16. SUBSEQUENT EVENTS

EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

16. SUBSEQUENT EVENTS (CONTINUED)

OTHER RELATED PARTY TRANSACTIONS

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its shareholder in an amount in excess of that required to maintain the specified minimum percentage. The CMA replaced the existing Support Agreement in effect between American International Group and the Company (see Note 14.2), which agreement was terminated by American International Group in accordance with its terms on April 24, 2011.